UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 13 of its series:

Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, Wells Fargo Short-Term Investment Portfolio, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Date of reporting period: May 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 26.08%
FFCB	1.10%	6-1-2018	$2,100,000	$2,097,190
FFCB	3.50	12-20-2023	280,000	304,120
FHLB	0.88	10-1-2018	1,050,000	1,044,685
FHLB	0.88	8-5-2019	525,000	518,886
FHLB	1.00	9-26-2019	750,000	743,120
FHLB	1.13	6-21-2019	1,400,000	1,393,644
FHLB	1.38	11-15-2019	1,750,000	1,746,894
FHLB	1.38	2-18-2021	700,000	693,313
FHLB	1.88	11-29-2021	900,000	905,039
FHLB	2.50	8-1-2027	68,541	69,745
FHLB	2.50	12-1-2027	37,348	38,005
FHLB	2.50	6-1-2028	50,267	51,152
FHLB	2.50	8-1-2028	449,930	457,842
FHLB	2.50	9-1-2028	2,143,254	2,180,915
FHLB	2.50	9-1-2028	214,377	218,145
FHLB	2.50	9-1-2028	1,385,909	1,410,261
FHLB	2.50	10-1-2028	436,001	443,666
FHLB	2.50	10-1-2028	72,124	73,392
FHLB	2.50	11-1-2028	1,292,939	1,315,676
FHLB	2.50	11-1-2028	414,893	422,200
FHLB	3.00	10-1-2042	5,029,866	5,078,880
FHLB	3.00	10-1-2042	399,554	403,469
FHLB	3.00	11-1-2042	2,443,062	2,467,373
FHLB	3.00	11-1-2042	240,549	243,464
FHLB	3.00	11-1-2042	129,230	130,502
FHLB	3.00	12-1-2042	124,340	125,597
FHLB	3.00	12-1-2042	60,247	60,846
FHLB	3.00	1-1-2043	4,679,073	4,725,331
FHLB	3.00	1-1-2043	94,738	95,701
FHLB	3.00	3-1-2043	48,178	48,665
FHLB	3.00	4-1-2043	390,562	394,528
FHLB	3.00	4-1-2043	4,691,611	4,736,358
FHLB	3.00	5-1-2043	72,664	73,342
FHLB	3.00	6-1-2043	185,996	187,501
FHLB	3.00	7-1-2043	1,328,184	1,338,926
FHLB	3.00	7-1-2043	98,120	98,955
FHLB	3.00	7-1-2043	103,203	104,081
FHLB	3.00	7-1-2043	407,584	411,493
FHLB	3.00	8-1-2043	49,408	49,828
FHLB	3.00	8-1-2043	164,208	166,207
FHLB	3.00	8-1-2043	83,383	84,020
FHLB	3.00	8-1-2043	59,881	60,155
FHLB	3.00	8-1-2043	47,294	47,537
FHLB	3.00	8-1-2043	22,084	22,244
FHLB	3.00	8-1-2043	370,552	373,704
FHLB	3.00	8-1-2043	1,151,715	1,161,512
FHLB	3.00	9-1-2043	181,650	183,045
FHLB	3.00	9-1-2043	165,217	166,213
FHLB	3.00	10-1-2043	110,975	111,828
FHLB	3.00	10-1-2043	154,145	155,392
FHLB	3.00	11-1-2043	73,374	73,906
FHLB	3.50	8-1-2020	51,146	53,644
FHLB	3.50	9-1-2020	13,495	14,154
FHLB	3.50	10-1-2020	70,802	74,260
FHLB	3.50	11-1-2020	128,204	134,466
FHLB	3.50	11-1-2020	82,055	86,062
FHLB	3.50	11-1-2020	114,670	120,271
FHLB	3.50	12-1-2020	79,743	83,638
FHLB	3.50	1-1-2021	6,206	6,509
FHLB	3.50	4-1-2021	6,862	7,197
FHLB	3.50	4-1-2021	88,866	93,206
FHLB	3.50	12-1-2025	1,880,620	1,981,403
FHLB	3.50	1-1-2029	2,660,794	2,792,881

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	3.50%	12-1-2042	$1,383,676	$1,434,446
FHLB	4.00	6-1-2024	8,114	8,540
FHLB	4.00	7-1-2025	157,890	166,258
FHLB	4.00	4-1-2026	846,419	891,297
FHLB	4.00	11-1-2040	1,258,507	1,330,705
FHLB	4.00	1-1-2041	2,835,590	3,005,843
FHLB	4.00	4-1-2041	2,335,373	2,490,349
FHLB	4.50	2-1-2024	24,179	25,621
FHLB	4.50	5-1-2024	24,231	25,798
FHLB	4.50	9-1-2024	9,428	10,043
FHLB	4.50	9-1-2024	19,542	20,820
FHLB	4.50	12-1-2024	36,298	38,658
FHLB	4.50	3-1-2039	222,649	240,278
FHLB	4.50	5-1-2039	38,880	41,914
FHLB	4.50	10-1-2039	46,964	50,763
FHLB	4.50	10-1-2039	37,285	40,284
FHLB	4.50	9-1-2040	41,514	44,864
FHLB	4.50	1-1-2041	72,924	78,639
FHLB	4.50	2-1-2041	356,657	385,552
FHLB	4.50	4-1-2041	1,054,308	1,139,693
FHLB	5.00	12-1-2034	1,255	1,374
FHLB	5.00	8-1-2035	179,279	197,446
FHLB	5.00	11-1-2035	165,610	181,996
FHLB	5.00	12-1-2035	1,564	1,712
FHLB	5.00	1-1-2036	16,542	18,110
FHLB	5.00	6-1-2036	206,357	227,367
FHLB	5.00	3-1-2037	2,668	2,921
FHLB	5.00	7-1-2037	3,989	4,393
FHLB	5.00	3-1-2038	156,499	171,995
FHLB	5.00	5-1-2038	9,112	9,999
FHLB	5.00	6-1-2038	2,848	3,118
FHLB	5.00	9-1-2038	163,659	179,286
FHLB	5.00	5-1-2039	10,487	11,522
FHLB	5.00	1-1-2040	648,343	714,125
FHLB	5.50	12-1-2035	267,248	300,328
FHLB	5.50	7-15-2036	420,000	566,642
FHLB	5.50	12-1-2036	115,673	128,395
FHLB	5.50	3-1-2037	11,011	12,212
FHLB	5.50	7-1-2037	508,876	566,894
FHLB	5.50	10-1-2037	1,503	1,669
FHLB	5.50	3-1-2038	7,791	8,656
FHLB	5.50	5-1-2038	81,117	89,970
FHLB	5.50	6-1-2038	31,202	34,663
FHLB	5.50	8-1-2038	31,858	35,326
FHLB	5.50	10-1-2038	2,003	2,221
FHLB	5.50	11-1-2038	57,896	64,854
FHLB	6.00	1-1-2032	13,362	15,127
FHLB	6.00	4-1-2033	12,083	13,872
FHLB	6.00	7-1-2036	13,909	15,798
FHLB	6.00	9-1-2036	78,146	88,640
FHLB	6.00	11-1-2036	101,653	115,170
FHLB	6.00	11-1-2036	7,294	8,257
FHLB	6.00	5-1-2037	56,110	63,671
FHLB	6.00	6-1-2037	27,719	31,380
FHLB	6.00	8-1-2037	71,404	81,071
FHLB	6.00	9-1-2037	1,146	1,297
FHLB	6.00	9-1-2037	32,076	36,393
FHLB	6.00	10-1-2037	5,186	5,886
FHLB	6.00	10-1-2037	4,666	5,303
FHLB	6.00	11-1-2037	19,394	21,991
FHLB	6.00	11-1-2037	25,145	28,533
FHLB	6.00	12-1-2037	14,418	16,322
FHLB	6.00	12-1-2037	11,759	13,345
FHLB	6.00	12-1-2037	47,648	53,940
FHLB	6.00	6-1-2038	34,642	39,430

2

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	6.00%	7-1-2038	$14,113	$15,976
FHLB	6.00	12-1-2039	24,937	28,282
FHLMC	1.07	9-6-2018	525,000	522,549
FHLMC	1.10	9-13-2018	700,000	697,985
FHLMC	1.13	4-15-2019	525,000	523,071
FHLMC	1.25	10-2-2019	1,159,000	1,154,595
FHLMC	1.30	8-28-2019	1,050,000	1,045,434
FHLMC	2.00	7-30-2019	70,000	70,812
FHLMC	2.38	1-13-2022	755,000	774,004
FHLMC	2.50	10-1-2029	3,867,504	3,912,539
FHLMC	2.50	1-1-2031	1,380,789	1,395,629
FHLMC	2.50	5-1-2031	8,036,914	8,123,292
FHLMC	3.00	9-1-2021	212,344	219,276
FHLMC	3.00	4-1-2022	204,522	211,199
FHLMC	3.00	9-1-2026	55,459	57,269
FHLMC	3.00	10-1-2026	1,174,416	1,212,757
FHLMC	3.00	11-1-2026	118,158	122,015
FHLMC	3.00	11-1-2026	17,557	18,130
FHLMC	3.00	11-1-2026	317,688	328,060
FHLMC	3.00	12-1-2026	12,561	12,971
FHLMC	3.00	12-1-2026	643,491	664,499
FHLMC	3.00	1-1-2027	1,132,419	1,169,389
FHLMC	3.00	3-1-2027	265,334	273,996
FHLMC	3.00	8-1-2027	776,370	801,715
FHLMC	3.00	4-1-2028	30,236	31,223
FHLMC	3.00	7-1-2029	2,825,336	2,917,572
FHLMC	3.00	9-1-2029	4,131,313	4,266,185
FHLMC	3.00	5-1-2035	3,288,379	3,378,689
FHLMC	3.00	3-1-2043	2,872,941	2,901,977
FHLMC	3.00	8-1-2045	7,473,211	7,507,446
FHLMC	3.00	9-1-2046	5,656,898	5,682,825
FHLMC	3.00	11-1-2046	5,587,204	5,612,813
FHLMC %%	3.00	6-13-2047	1,550,000	1,556,206
FHLMC	3.50	10-1-2020	236,634	248,192
FHLMC	3.50	1-1-2021	324,716	340,577
FHLMC	3.50	11-1-2021	62,369	65,415
FHLMC	3.50	5-1-2023	132,650	139,129
FHLMC	3.50	11-1-2023	235,832	247,351
FHLMC	3.50	1-1-2024	224,026	234,975
FHLMC	3.50	2-1-2026	97,421	102,179
FHLMC	3.50	4-1-2026	360,716	378,334
FHLMC	3.50	1-1-2030	265,691	279,040
FHLMC	3.50	1-1-2030	177,084	185,951
FHLMC	3.50	2-1-2042	6,196,710	6,424,011
FHLMC	3.50	10-1-2042	339,084	351,524
FHLMC	3.50	10-1-2042	3,005,414	3,115,643
FHLMC	3.50	10-1-2042	1,696,098	1,759,896
FHLMC	3.50	7-1-2043	2,681,436	2,779,798
FHLMC	3.50	8-1-2043	4,093,543	4,243,710
FHLMC	3.50	1-1-2044	1,988,097	2,060,916
FHLMC	3.50	6-1-2044	1,833,492	1,898,122
FHLMC	3.50	10-1-2044	5,215,576	5,392,588
FHLMC	3.50	7-1-2045	4,264,056	4,421,023
FHLMC	3.50	10-1-2045	4,949,438	5,112,537
FHLMC	3.50	1-1-2046	3,546,925	3,663,806
FHLMC	3.50	3-1-2046	1,470,467	1,518,923
FHLMC	3.50	5-1-2046	4,934,296	5,096,896
FHLMC %%	3.50	6-13-2047	3,000,000	3,077,174
FHLMC	3.75	3-27-2019	1,030,000	1,075,054
FHLMC	4.00	5-1-2023	18,626	19,476
FHLMC	4.00	2-1-2024	38,637	40,629
FHLMC	4.00	5-1-2024	23,470	24,709
FHLMC	4.00	5-1-2024	36,626	38,544

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	8-1-2024	$62,147	$65,429
FHLMC	4.00	1-1-2025	64,354	67,747
FHLMC	4.00	2-1-2025	94,170	99,131
FHLMC	4.00	3-1-2025	597,126	626,070
FHLMC	4.00	5-1-2025	235,524	247,917
FHLMC	4.00	6-1-2025	55,813	58,759
FHLMC	4.00	6-1-2025	195,521	205,876
FHLMC	4.00	7-1-2025	6,084	6,406
FHLMC	4.00	8-1-2025	43,784	46,105
FHLMC	4.00	10-1-2025	14,389	15,090
FHLMC	4.00	3-1-2026	136,953	144,205
FHLMC	4.00	4-1-2026	186,555	196,480
FHLMC	4.00	5-1-2026	187,466	197,465
FHLMC	4.00	5-1-2029	111,956	118,833
FHLMC	4.00	9-1-2031	60,676	64,091
FHLMC	4.00	10-1-2033	4,393	4,655
FHLMC	4.00	8-1-2036	6,018	6,356
FHLMC	4.00	4-1-2039	254,551	271,624
FHLMC	4.00	5-1-2039	80,582	85,291
FHLMC	4.00	6-1-2039	94,656	99,984
FHLMC	4.00	2-1-2040	170,347	180,557
FHLMC	4.00	9-1-2040	580,024	614,752
FHLMC	4.00	10-1-2040	229,487	243,264
FHLMC	4.00	10-1-2040	750,916	800,641
FHLMC	4.00	11-1-2040	93,534	99,148
FHLMC	4.00	12-1-2040	44,112	46,760
FHLMC	4.00	12-1-2040	2,143,782	2,272,229
FHLMC	4.00	4-1-2041	16,025	16,988
FHLMC	4.00	6-1-2041	180,435	191,284
FHLMC	4.00	6-1-2041	5,892	6,247
FHLMC	4.00	10-1-2041	19,040	20,185
FHLMC	4.00	10-1-2041	132,421	139,874
FHLMC	4.00	11-1-2041	115,690	122,646
FHLMC	4.00	11-1-2041	25,273	26,793
FHLMC	4.00	11-1-2041	12,093	12,820
FHLMC	4.00	11-1-2041	12,066	12,791
FHLMC	4.00	11-1-2041	169,724	179,930
FHLMC	4.00	1-1-2042	1,091,224	1,156,846
FHLMC	4.00	1-1-2042	42,369	44,918
FHLMC	4.00	2-1-2042	19,236	20,392
FHLMC	4.00	4-1-2042	4,023,872	4,279,241
FHLMC	4.00	5-1-2044	2,541,847	2,684,935
FHLMC	4.00	5-1-2044	3,693,925	3,901,833
FHLMC	4.00	12-1-2045	1,961,708	2,072,120
FHLMC	4.00	1-1-2046	1,695,590	1,791,024
FHLMC	4.50	4-1-2018	2,766	2,834
FHLMC	4.50	8-1-2018	65,896	67,504
FHLMC	4.50	10-1-2018	13,266	13,590
FHLMC	4.50	4-1-2024	28,823	29,742
FHLMC	4.50	8-1-2024	194,107	206,109
FHLMC	4.50	11-1-2024	65,638	67,767
FHLMC	4.50	2-1-2025	225,323	234,995
FHLMC	4.50	8-1-2035	16,876	18,225
FHLMC	4.50	9-1-2035	21,191	22,845
FHLMC	4.50	1-1-2037	30,279	32,642
FHLMC	4.50	10-1-2038	112,317	121,083
FHLMC	4.50	2-1-2039	13,328	14,387
FHLMC	4.50	5-1-2039	21,085	22,784
FHLMC	4.50	6-1-2039	856,979	926,438
FHLMC	4.50	9-1-2039	566,937	612,888
FHLMC	4.50	10-1-2039	105,224	113,718
FHLMC	4.50	10-1-2039	102,544	110,826
FHLMC	4.50	1-1-2040	1,016,491	1,106,767
FHLMC	4.50	3-1-2040	1,557,076	1,700,670
FHLMC	4.50	8-1-2040	494,624	535,592

4

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.50%	9-1-2040	$113,179	$122,303
FHLMC	4.50	9-1-2040	1,256,896	1,370,955
FHLMC	4.50	2-1-2041	31,110	33,672
FHLMC	4.50	4-1-2041	1,422,511	1,537,586
FHLMC	4.50	7-1-2041	76,123	82,291
FHLMC	4.50	10-1-2041	460,323	497,524
FHLMC	5.00	7-1-2022	13	13
FHLMC	5.00	6-1-2023	9,680	10,280
FHLMC	5.00	6-1-2023	2,078	2,134
FHLMC	5.00	6-1-2023	3,613	3,864
FHLMC	5.00	10-1-2023	1,955	2,007
FHLMC	5.00	8-1-2033	649,759	723,154
FHLMC	5.00	11-1-2033	63,448	69,566
FHLMC	5.00	3-1-2034	37,647	41,329
FHLMC	5.00	7-1-2035	196,918	216,993
FHLMC	5.00	8-1-2035	52,923	58,276
FHLMC	5.00	9-1-2035	360,298	403,187
FHLMC	5.00	4-1-2036	23,330	25,694
FHLMC	5.00	12-1-2036	16,309	17,938
FHLMC	5.00	2-1-2037	21,691	23,819
FHLMC	5.00	3-1-2039	150,340	166,290
FHLMC	5.00	8-1-2039	349,665	386,639
FHLMC	5.00	12-1-2039	817,769	904,374
FHLMC	5.00	6-1-2040	2,166,323	2,394,881
FHLMC	5.50	8-1-2017	38	38
FHLMC	5.50	9-1-2017	712	714
FHLMC	5.50	10-1-2017	83	83
FHLMC	5.50	11-1-2017	925	931
FHLMC	5.50	12-1-2017	20,957	21,043
FHLMC	5.50	3-1-2018	254	254
FHLMC	5.50	2-1-2019	2,633	2,641
FHLMC	5.50	12-1-2033	35,866	39,806
FHLMC	5.50	12-1-2034	82,804	93,437
FHLMC	5.50	1-1-2035	242,653	269,268
FHLMC	5.50	6-1-2035	242,631	271,115
FHLMC	5.50	1-1-2036	42,682	47,865
FHLMC	5.50	1-1-2036	16,306	18,192
FHLMC	5.50	2-1-2036	43,648	48,627
FHLMC	5.50	12-1-2036	47,490	52,778
FHLMC	5.50	2-1-2037	49,766	55,297
FHLMC	5.50	3-1-2037	39,703	44,102
FHLMC	5.50	4-1-2037	12,557	13,968
FHLMC	5.50	1-1-2038	123,314	136,994
FHLMC	5.50	2-1-2038	203,161	225,743
FHLMC	5.50	4-1-2038	155,787	174,532
FHLMC	5.50	5-1-2038	145,974	163,992
FHLMC	5.50	5-1-2038	23,209	25,794
FHLMC	5.50	5-1-2038	379,762	422,172
FHLMC	5.50	6-1-2038	3,325	3,688
FHLMC	5.50	7-1-2038	72,061	80,023
FHLMC	5.50	7-1-2038	94,617	105,004
FHLMC	5.50	8-1-2038	124,524	138,308
FHLMC	5.50	8-1-2038	26,349	29,270
FHLMC	5.50	9-1-2038	15,852	17,578
FHLMC	5.50	9-1-2038	40,137	44,633
FHLMC	5.50	1-1-2039	69,223	76,925
FHLMC	5.50	11-1-2039	527,499	586,009
FHLMC	6.00	9-1-2023	30,416	32,944
FHLMC	6.00	11-1-2033	253,017	289,081
FHLMC	6.00	7-1-2034	115,806	132,306
FHLMC	6.00	1-1-2036	16,879	19,229
FHLMC	6.00	2-1-2036	151,999	173,524
FHLMC	6.00	11-1-2036	30,183	34,168

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	12-1-2036	$12,699	$14,386
FHLMC	6.00	2-1-2037	1,750	1,989
FHLMC	6.00	3-1-2037	10,535	11,927
FHLMC	6.00	3-1-2037	57,348	65,141
FHLMC	6.00	4-1-2037	1,029	1,169
FHLMC	6.00	8-1-2037	9,316	10,570
FHLMC	6.00	8-1-2037	20,018	22,729
FHLMC	6.00	8-1-2037	17,664	19,997
FHLMC	6.00	8-1-2037	7,320	8,308
FHLMC	6.00	8-1-2037	58,119	65,850
FHLMC	6.00	9-1-2037	4,039	4,585
FHLMC	6.00	9-1-2037	11,683	13,249
FHLMC	6.00	10-1-2037	167,474	189,588
FHLMC	6.00	10-1-2037	4,949	5,603
FHLMC	6.00	10-1-2037	9,654	10,935
FHLMC	6.00	11-1-2037	6,948	7,878
FHLMC	6.00	12-1-2037	131,921	149,562
FHLMC	6.00	12-1-2037	28,481	32,294
FHLMC	6.00	1-1-2038	10,001	11,331
FHLMC	6.00	2-1-2038	6,653	7,550
FHLMC	6.00	2-1-2038	25,644	29,140
FHLMC	6.00	5-1-2038	22,536	25,689
FHLMC	6.00	6-1-2038	11,598	13,161
FHLMC	6.00	6-1-2038	12,734	14,415
FHLMC	6.00	6-1-2038	12,452	14,106
FHLMC	6.00	7-1-2038	28,682	32,522
FHLMC	6.00	7-1-2038	161,128	182,915
FHLMC	6.00	8-1-2038	22,613	25,648
FHLMC	6.00	8-1-2038	33,897	38,372
FHLMC	6.00	9-1-2038	9,354	10,589
FHLMC	6.00	9-1-2038	16,939	19,184
FHLMC	6.00	9-1-2038	29,198	33,113
FHLMC	6.00	10-1-2038	16,158	18,342
FHLMC	6.00	11-1-2038	19,600	22,245
FHLMC	6.00	12-1-2038	644	731
FHLMC	6.00	3-1-2039	9,449	10,723
FHLMC	6.00	6-1-2039	961	1,088
FHLMC	6.50	10-1-2037	30,639	34,425
FHLMC	6.50	12-1-2037	40,697	45,198
FHLMC	6.50	3-1-2038	19,090	21,379
FHLMC	6.50	3-1-2038	30,702	34,097
FHLMC	6.50	1-1-2039	12,599	13,992
FHLMC	6.50	4-1-2039	103,080	119,341
FHLMC	6.50	4-1-2039	93,368	108,271
FHLMC	6.75	3-15-2031	700,000	1,019,782
FICO	9.65	11-2-2018	350,000	390,558
FNMA	5.00	12-1-2035	2,748	3,034
FNMA ¤	0.00	10-9-2019	140,000	134,236
FNMA	0.75	7-27-2018	525,000	521,985
FNMA	0.88	8-2-2019	525,000	519,284
FNMA	1.00	10-24-2019	1,750,000	1,733,050
FNMA	1.25	8-17-2021	525,000	515,042
FNMA	1.38	10-7-2021	700,000	688,778
FNMA	1.50	2-28-2020	750,000	750,554
FNMA	1.63	11-27-2018	400,000	401,953
FNMA	1.75	5-30-2019	1,400,000	1,411,885
FNMA	1.75	9-12-2019	1,400,000	1,410,786
FNMA	1.88	2-19-2019	1,100,000	1,109,793
FNMA	2.13	4-24-2026	525,000	512,821
FNMA	2.50	10-1-2027	1,617,442	1,645,778
FNMA	2.50	3-1-2028	1,744,668	1,775,203
FNMA	2.50	4-1-2028	3,089,789	3,143,863
FNMA	2.50	7-1-2028	4,469,750	4,547,602
FNMA	2.50	7-1-2028	3,737,923	3,802,987
FNMA	2.50	7-1-2028	2,802,085	2,850,997

6

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.50%	10-1-2028	$3,397,455	$3,456,718
FNMA	2.50	3-1-2029	2,038,113	2,073,727
FNMA	2.50	2-1-2030	2,509,531	2,543,353
FNMA	2.50	1-1-2038	183,943	178,560
FNMA	2.50	10-1-2042	357,217	348,199
FNMA	2.50	11-1-2042	56,161	54,743
FNMA	2.50	2-1-2043	148,338	144,593
FNMA	2.50	3-1-2043	163,347	159,221
FNMA	2.50	3-1-2043	78,070	76,098
FNMA	2.50	3-1-2043	147,715	143,986
FNMA	2.50	4-1-2043	97,861	95,389
FNMA	2.50	4-1-2043	131,784	127,927
FNMA	2.50	8-1-2043	797,628	776,407
FNMA	2.50	8-1-2043	218,897	212,558
FNMA	2.50	8-1-2043	166,066	161,202
FNMA	2.63	9-6-2024	700,000	722,604
FNMA	3.00	8-1-2026	92,760	95,971
FNMA	3.00	9-1-2026	60,905	63,016
FNMA	3.00	11-1-2026	992,904	1,027,330
FNMA	3.00	11-1-2026	90,801	93,946
FNMA	3.00	2-1-2027	55,693	57,542
FNMA	3.00	2-1-2027	543,939	562,830
FNMA	3.00	4-1-2027	112,561	116,470
FNMA	3.00	5-1-2027	131,568	136,132
FNMA	3.00	6-1-2027	88,766	91,844
FNMA	3.00	7-1-2027	151,771	157,029
FNMA	3.00	7-1-2027	192,415	199,085
FNMA	3.00	8-1-2027	1,030,659	1,066,386
FNMA	3.00	8-1-2027	987,447	1,021,668
FNMA	3.00	8-1-2027	3,139,027	3,247,833
FNMA	3.00	9-1-2027	807,389	835,424
FNMA	3.00	9-1-2027	796,592	824,287
FNMA	3.00	9-1-2027	3,273,190	3,386,761
FNMA	3.00	10-1-2027	1,421,615	1,470,891
FNMA	3.00	8-1-2029	3,726,499	3,845,446
FNMA	3.00	3-1-2036	1,445,660	1,482,553
FNMA	3.00	9-1-2042	1,316,144	1,329,376
FNMA	3.00	9-1-2042	35,062	35,415
FNMA	3.00	9-1-2042	408,818	412,930
FNMA	3.00	9-1-2042	257,342	258,655
FNMA	3.00	10-1-2042	2,486,951	2,504,566
FNMA	3.00	10-1-2042	668,723	675,441
FNMA	3.00	10-1-2042	2,388,877	2,412,880
FNMA	3.00	11-1-2042	4,597,498	4,643,724
FNMA	3.00	12-1-2042	4,718,723	4,766,174
FNMA	3.00	2-1-2043	5,079,979	5,131,074
FNMA	3.00	5-1-2043	1,194,875	1,206,830
FNMA	3.00	5-1-2043	4,720,523	4,767,257
FNMA	3.00	6-1-2043	2,463,988	2,488,013
FNMA	3.00	6-1-2043	103,917	104,957
FNMA	3.00	7-1-2043	4,489,838	4,533,806
FNMA	3.00	7-1-2043	603,870	609,819
FNMA	3.00	7-1-2043	2,602,764	2,628,393
FNMA	3.00	8-1-2043	190,434	192,300
FNMA	3.00	8-1-2043	521,007	525,977
FNMA	3.00	8-1-2043	224,716	226,895
FNMA	3.00	12-1-2043	142,691	144,082
FNMA	3.00	4-1-2044	169,763	171,168
FNMA	3.00	7-1-2044	204,155	206,079
FNMA	3.00	5-1-2046	8,669,523	8,713,766
FNMA	3.00	8-1-2046	9,326,637	9,374,234
FNMA	3.00	9-1-2046	5,610,769	5,639,403
FNMA	3.00	12-1-2046	5,615,075	5,643,730

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	3.00%	6-13-2047	$4,750,000	$4,771,523
FNMA	3.50	11-1-2025	853,212	893,572
FNMA	3.50	12-1-2025	2,185,094	2,292,353
FNMA	3.50	12-1-2026	2,990,100	3,131,544
FNMA	3.50	10-1-2029	3,784,889	3,963,930
FNMA	3.50	12-1-2035	841,171	878,380
FNMA	3.50	1-1-2036	22,689	23,487
FNMA	3.50	10-1-2040	658,953	684,031
FNMA	3.50	12-1-2040	96,521	100,183
FNMA	3.50	1-1-2041	26,866	27,872
FNMA	3.50	1-1-2041	43,653	45,302
FNMA	3.50	1-1-2041	13,997	14,514
FNMA	3.50	1-1-2041	182,629	189,587
FNMA	3.50	2-1-2041	287,710	298,637
FNMA	3.50	2-1-2041	24,008	24,794
FNMA	3.50	2-1-2041	349,902	363,170
FNMA	3.50	9-1-2042	5,463,518	5,663,638
FNMA	3.50	9-1-2042	3,743,144	3,883,339
FNMA	3.50	10-1-2042	3,303,358	3,422,994
FNMA	3.50	12-1-2042	739,199	766,350
FNMA	3.50	4-1-2043	3,514,535	3,646,348
FNMA	3.50	5-1-2043	110,725	114,678
FNMA	3.50	5-1-2043	223,861	232,267
FNMA	3.50	6-1-2043	275,340	285,169
FNMA	3.50	7-1-2043	4,005,864	4,144,219
FNMA	3.50	8-1-2043	756,165	783,141
FNMA	3.50	9-1-2043	340,510	352,270
FNMA	3.50	9-1-2043	177,531	183,493
FNMA	3.50	1-1-2044	3,988,357	4,122,264
FNMA	3.50	1-1-2045	5,138,918	5,307,143
FNMA	3.50	1-1-2045	8,183,343	8,451,229
FNMA	3.50	5-1-2045	6,123,521	6,323,978
FNMA	3.50	8-1-2045	6,591,405	6,815,854
FNMA	3.50	11-1-2045	4,937,237	5,098,860
FNMA	3.50	12-1-2045	1,381,517	1,426,742
FNMA	3.50	2-1-2046	6,107,506	6,307,438
FNMA	3.50	4-1-2046	3,184,818	3,289,075
FNMA %%	3.50	6-13-2047	4,250,000	4,386,611
FNMA	4.00	7-1-2018	6,147	6,382
FNMA	4.00	7-1-2018	489	507
FNMA	4.00	7-1-2018	7,533	7,821
FNMA	4.00	8-1-2018	82,222	85,360
FNMA	4.00	8-1-2018	53,181	55,211
FNMA	4.00	8-1-2018	52,790	54,805
FNMA	4.00	9-1-2018	1,141	1,184
FNMA	4.00	9-1-2018	5,269	5,470
FNMA	4.00	2-1-2019	13,165	13,667
FNMA	4.00	4-1-2019	12,379	12,851
FNMA	4.00	4-1-2019	3,918	4,068
FNMA	4.00	5-1-2019	5,826	6,049
FNMA	4.00	12-1-2019	159,731	165,827
FNMA	4.00	10-1-2020	14,606	15,164
FNMA	4.00	1-1-2021	147,505	153,135
FNMA	4.00	5-1-2021	112,713	117,015
FNMA	4.00	6-1-2021	78,250	81,237
FNMA	4.00	2-1-2024	3,179	3,341
FNMA	4.00	3-1-2024	170,181	178,930
FNMA	4.00	4-1-2024	306,529	322,283
FNMA	4.00	5-1-2024	12,585	13,235
FNMA	4.00	6-1-2024	64,690	68,024
FNMA	4.00	6-1-2024	106,266	111,762
FNMA	4.00	6-1-2024	24,210	25,455
FNMA	4.00	6-1-2024	29,260	30,768
FNMA	4.00	9-1-2024	26,471	27,835
FNMA	4.00	10-1-2024	19,895	20,704

8

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	2-1-2025	$223,122	$234,697
FNMA	4.00	3-1-2025	852,481	908,821
FNMA	4.00	3-1-2025	29,157	30,517
FNMA	4.00	7-1-2025	507,059	536,644
FNMA	4.00	1-1-2026	31,416	33,281
FNMA	4.00	5-1-2026	488,361	513,547
FNMA	4.00	7-1-2026	217,184	229,869
FNMA	4.00	2-1-2039	106,068	112,703
FNMA	4.00	2-1-2039	35,436	37,648
FNMA	4.00	3-1-2039	15,542	16,446
FNMA	4.00	8-1-2039	133,750	141,977
FNMA	4.00	8-1-2039	213,715	226,662
FNMA	4.00	8-1-2039	504,844	537,017
FNMA	4.00	8-1-2039	1,722,294	1,843,764
FNMA	4.00	11-1-2039	14,303	15,126
FNMA	4.00	1-1-2040	121,615	129,007
FNMA	4.00	1-1-2040	120,564	127,900
FNMA	4.00	3-1-2040	8,585	9,108
FNMA	4.00	3-1-2040	209,029	221,738
FNMA	4.00	8-1-2040	184,191	195,216
FNMA	4.00	8-1-2040	33,277	35,300
FNMA	4.00	8-1-2040	544,123	576,937
FNMA	4.00	8-1-2040	483,220	512,384
FNMA	4.00	9-1-2040	12,830	13,611
FNMA	4.00	9-1-2040	32,003	33,934
FNMA	4.00	9-1-2040	13,479	14,290
FNMA	4.00	10-1-2040	119,300	126,569
FNMA	4.00	10-1-2040	227,446	241,182
FNMA	4.00	10-1-2040	17,202	18,242
FNMA	4.00	10-1-2040	19,162	20,318
FNMA	4.00	11-1-2040	172,630	183,045
FNMA	4.00	11-1-2040	81,347	86,268
FNMA	4.00	11-1-2040	122,335	129,790
FNMA	4.00	11-1-2040	17,517	18,569
FNMA	4.00	11-1-2040	19,862	21,059
FNMA	4.00	11-1-2040	31,729	33,660
FNMA	4.00	11-1-2040	151,291	160,369
FNMA	4.00	11-1-2040	1,550,145	1,643,773
FNMA	4.00	12-1-2040	190,380	201,839
FNMA	4.00	12-1-2040	431,874	458,103
FNMA	4.00	12-1-2040	1,555,059	1,660,117
FNMA	4.00	12-1-2040	24,449	25,921
FNMA	4.00	12-1-2040	45,172	47,900
FNMA	4.00	12-1-2040	162,462	172,265
FNMA	4.00	12-1-2040	66,937	70,986
FNMA	4.00	12-1-2040	33,606	35,632
FNMA	4.00	12-1-2040	9,263	9,818
FNMA	4.00	1-1-2041	36,430	38,625
FNMA	4.00	1-1-2041	6,320	6,699
FNMA	4.00	2-1-2041	155,326	164,640
FNMA	4.00	2-1-2041	85,273	90,371
FNMA	4.00	3-1-2041	1,039,623	1,101,512
FNMA	4.00	3-1-2041	58,156	61,644
FNMA	4.00	4-1-2041	124,382	131,799
FNMA	4.00	5-1-2041	2,185,412	2,315,754
FNMA	4.00	7-1-2041	61,937	65,640
FNMA	4.00	7-1-2041	16,730	17,672
FNMA	4.00	8-1-2041	164,079	173,879
FNMA	4.00	8-1-2041	13,865	14,691
FNMA	4.00	10-1-2041	806,266	854,408
FNMA	4.00	10-1-2041	626,280	663,734
FNMA	4.00	10-1-2041	107,414	113,810
FNMA	4.00	10-1-2041	56,677	60,110

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	11-1-2041	$165,117	$174,973
FNMA	4.00	11-1-2041	538,506	570,722
FNMA	4.00	12-1-2041	92,140	97,648
FNMA	4.00	12-1-2041	114,137	120,964
FNMA	4.00	12-1-2041	149,121	157,680
FNMA	4.00	1-1-2042	6,296	6,657
FNMA	4.00	1-1-2042	22,679	23,977
FNMA	4.00	2-1-2042	32,042	33,879
FNMA	4.00	2-1-2042	11,886	12,595
FNMA	4.00	2-1-2042	76,193	80,747
FNMA	4.00	2-1-2042	1,328,386	1,404,489
FNMA	4.00	4-1-2042	666,812	706,683
FNMA	4.00	7-1-2042	22,725	24,006
FNMA	4.00	10-1-2043	2,271,691	2,399,861
FNMA	4.00	10-1-2043	3,160,081	3,340,667
FNMA	4.00	12-1-2043	2,094,128	2,212,094
FNMA	4.00	7-1-2044	2,399,677	2,534,855
FNMA	4.00	9-1-2044	5,044,661	5,328,836
FNMA	4.00	10-1-2044	4,112,007	4,343,644
FNMA	4.00	7-1-2045	5,747,398	6,071,160
FNMA	4.00	12-1-2045	4,100,643	4,331,639
FNMA	4.50	3-1-2018	1,601	1,640
FNMA	4.50	4-1-2018	9,563	9,797
FNMA	4.50	12-1-2018	1,637	1,677
FNMA	4.50	5-1-2019	2,403	2,462
FNMA	4.50	1-1-2020	6,280	6,458
FNMA	4.50	8-1-2020	3,649	3,750
FNMA	4.50	10-1-2020	10,838	11,104
FNMA	4.50	12-1-2020	22,345	23,098
FNMA	4.50	1-1-2021	12,533	12,841
FNMA	4.50	3-1-2022	17,726	18,160
FNMA	4.50	3-1-2022	51,099	52,352
FNMA	4.50	5-1-2022	3,271	3,351
FNMA	4.50	11-1-2022	22,006	22,773
FNMA	4.50	2-1-2023	93,371	97,070
FNMA	4.50	3-1-2023	2,847	3,002
FNMA	4.50	3-1-2023	40,759	42,599
FNMA	4.50	3-1-2023	7,121	7,500
FNMA	4.50	5-1-2023	54,970	56,318
FNMA	4.50	5-1-2023	11,210	11,531
FNMA	4.50	5-1-2023	7,424	7,812
FNMA	4.50	5-1-2023	6,980	7,188
FNMA	4.50	6-1-2023	63,564	66,751
FNMA	4.50	12-1-2023	26,747	27,769
FNMA	4.50	3-1-2024	5,311	5,594
FNMA	4.50	5-1-2024	95,986	101,269
FNMA	4.50	5-1-2024	7,431	7,832
FNMA	4.50	7-1-2024	387,040	408,559
FNMA	4.50	8-1-2024	3,543	3,734
FNMA	4.50	8-1-2024	32,472	34,192
FNMA	4.50	8-1-2024	51,159	53,993
FNMA	4.50	1-1-2025	554,537	585,396
FNMA	4.50	3-1-2025	29,165	30,715
FNMA	4.50	3-1-2025	538,565	566,646
FNMA	4.50	4-1-2025	11,559	12,456
FNMA	4.50	4-1-2025	54,136	57,204
FNMA	4.50	10-1-2025	73,402	79,183
FNMA	4.50	2-1-2026	45,907	49,467
FNMA	4.50	2-1-2026	15,281	15,883
FNMA	4.50	4-1-2026	291,296	306,134
FNMA	4.50	5-1-2026	25,584	26,416
FNMA	4.50	6-1-2026	9,212	9,498
FNMA	4.50	4-1-2028	15,516	16,755
FNMA	4.50	4-1-2028	6,075	6,558
FNMA	4.50	4-1-2028	13,171	14,193

10

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	3-1-2029	$12,636	$13,640
FNMA	4.50	5-1-2029	1,809,067	1,952,623
FNMA	4.50	10-1-2029	117,995	127,418
FNMA	4.50	9-1-2033	147,463	159,519
FNMA	4.50	4-1-2035	53,881	58,059
FNMA	4.50	5-1-2035	10,501	11,368
FNMA	4.50	7-1-2035	2,066	2,235
FNMA	4.50	8-1-2035	1,511	1,629
FNMA	4.50	9-1-2035	205,775	222,711
FNMA	4.50	9-1-2035	10,599	11,466
FNMA	4.50	10-1-2035	29,410	31,826
FNMA	4.50	3-1-2038	171,209	184,822
FNMA	4.50	2-1-2039	8,307	8,966
FNMA	4.50	2-1-2039	21,836	23,547
FNMA	4.50	2-1-2039	137,659	148,677
FNMA	4.50	2-1-2039	5,876	6,332
FNMA	4.50	3-1-2039	314,051	338,939
FNMA	4.50	3-1-2039	518,410	559,139
FNMA	4.50	4-1-2039	612,957	662,003
FNMA	4.50	4-1-2039	156,107	168,430
FNMA	4.50	4-1-2039	517,532	558,984
FNMA	4.50	4-1-2039	2,966	3,200
FNMA	4.50	5-1-2039	277,509	302,737
FNMA	4.50	5-1-2039	683,804	745,702
FNMA	4.50	6-1-2039	376,747	406,984
FNMA	4.50	9-1-2039	713,652	778,458
FNMA	4.50	12-1-2039	58,639	63,359
FNMA	4.50	2-1-2040	1,498,246	1,634,269
FNMA	4.50	5-1-2040	1,016,959	1,108,360
FNMA	4.50	6-1-2040	383,913	415,373
FNMA	4.50	8-1-2040	910,546	984,983
FNMA	4.50	8-1-2040	106,684	115,415
FNMA	4.50	9-1-2040	13,728	14,850
FNMA	4.50	10-1-2040	144,167	155,970
FNMA	4.50	11-1-2040	748,741	810,039
FNMA	4.50	2-1-2041	2,581,686	2,790,246
FNMA	4.50	5-1-2041	5,265	5,675
FNMA	4.50	5-1-2041	1,038,788	1,123,840
FNMA	4.50	1-1-2042	3,014,237	3,260,493
FNMA	4.50	9-1-2043	2,006,719	2,166,771
FNMA	5.00	12-1-2017	16,296	16,713
FNMA	5.00	6-1-2018	21,519	22,069
FNMA	5.00	10-1-2018	16,767	17,196
FNMA	5.00	11-1-2018	6,509	6,676
FNMA	5.00	6-1-2019	23,096	23,686
FNMA	5.00	9-1-2019	80,526	82,585
FNMA	5.00	10-1-2019	33,977	34,887
FNMA	5.00	11-1-2019	26,323	27,057
FNMA	5.00	6-1-2020	14,645	15,133
FNMA	5.00	5-1-2023	25,369	26,798
FNMA	5.00	5-1-2023	130,578	139,073
FNMA	5.00	6-1-2023	20,161	21,418
FNMA	5.00	6-1-2023	68,456	72,528
FNMA	5.00	9-1-2024	44,324	48,680
FNMA	5.00	3-1-2025	440,954	469,654
FNMA	5.00	4-1-2034	77,403	85,769
FNMA	5.00	4-1-2034	275,751	304,457
FNMA	5.00	4-1-2035	695,002	767,433
FNMA	5.00	6-1-2035	233,900	258,013
FNMA	5.00	7-1-2035	14,086	15,557
FNMA	5.00	7-1-2035	12,612	13,900
FNMA	5.00	7-1-2035	28,238	31,166
FNMA	5.00	8-1-2035	28,929	31,953

11

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	10-1-2035	$855,411	$944,595
FNMA	5.00	11-1-2035	210,099	232,092
FNMA	5.00	2-1-2036	1,035,936	1,143,969
FNMA	5.00	7-1-2036	24,566	27,110
FNMA	5.00	11-1-2036	88,014	96,664
FNMA	5.00	11-1-2036	67,004	73,910
FNMA	5.00	5-1-2037	21,417	23,522
FNMA	5.00	5-1-2037	19,119	20,998
FNMA	5.00	5-1-2037	57,623	63,286
FNMA	5.00	6-1-2037	23,705	26,035
FNMA	5.00	8-1-2037	134,463	147,678
FNMA	5.00	2-1-2038	537,478	593,468
FNMA	5.00	4-1-2038	15,282	16,784
FNMA	5.00	5-1-2038	97,494	107,076
FNMA	5.00	5-1-2038	56,130	61,646
FNMA	5.00	5-1-2038	24,955	27,407
FNMA	5.00	7-1-2038	1,975	2,169
FNMA	5.00	7-1-2038	4,464	4,903
FNMA	5.00	11-1-2038	69,796	76,656
FNMA	5.00	11-1-2038	52,913	58,113
FNMA	5.00	11-1-2038	4,526	4,971
FNMA	5.00	4-1-2039	97,026	106,627
FNMA	5.00	4-1-2039	123,280	135,396
FNMA	5.00	7-1-2039	152,874	167,899
FNMA	5.00	8-1-2039	1,514,707	1,666,343
FNMA	5.00	10-1-2039	274,469	301,653
FNMA	5.00	9-1-2040	1,535,230	1,688,669
FNMA	5.00	4-1-2041	1,031,596	1,134,976
FNMA	5.00	8-1-2041	106,412	117,138
FNMA	5.50	7-1-2017	444	443
FNMA	5.50	8-1-2017	327	327
FNMA	5.50	10-1-2017	4,009	4,018
FNMA	5.50	3-1-2018	3,206	3,217
FNMA	5.50	4-1-2018	2,943	2,966
FNMA	5.50	12-1-2018	40,659	41,124
FNMA	5.50	5-1-2021	64,311	66,748
FNMA	5.50	5-1-2023	68,983	73,871
FNMA	5.50	2-1-2024	3,847	3,991
FNMA	5.50	6-1-2024	56,619	60,299
FNMA	5.50	8-1-2025	37,723	42,404
FNMA	5.50	7-1-2033	74,631	83,790
FNMA	5.50	9-1-2033	127,461	143,148
FNMA	5.50	11-1-2033	69,128	77,665
FNMA	5.50	7-1-2034	42,990	47,949
FNMA	5.50	9-1-2034	28,916	32,446
FNMA	5.50	10-1-2034	18,008	20,208
FNMA	5.50	12-1-2034	131,252	147,422
FNMA	5.50	1-1-2035	81,870	91,083
FNMA	5.50	1-1-2035	776,107	871,407
FNMA	5.50	6-1-2035	162,925	182,836
FNMA	5.50	8-1-2035	16,931	19,014
FNMA	5.50	8-1-2035	100,204	112,399
FNMA	5.50	8-1-2035	188,438	210,781
FNMA	5.50	9-1-2035	155,622	174,117
FNMA	5.50	12-1-2035	228,348	256,060
FNMA	5.50	12-1-2035	233,791	262,123
FNMA	5.50	2-1-2036	98,269	109,532
FNMA	5.50	4-1-2036	145,579	163,251
FNMA	5.50	4-1-2036	317,481	354,958
FNMA	5.50	9-1-2036	10,261	11,471
FNMA	5.50	2-1-2037	98,553	112,989
FNMA	5.50	3-1-2037	24,317	27,150
FNMA	5.50	5-1-2037	40,968	45,578
FNMA	5.50	6-1-2037	85,541	96,106
FNMA	5.50	7-1-2037	25,466	28,431

12

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	7-1-2037	$8,201	$9,170
FNMA	5.50	2-1-2038	28,286	31,610
FNMA	5.50	2-1-2038	15,553	17,303
FNMA	5.50	2-1-2038	228,791	255,126
FNMA	5.50	3-1-2038	8,055	8,996
FNMA	5.50	4-1-2038	277,264	310,158
FNMA	5.50	5-1-2038	24,732	27,643
FNMA	5.50	5-1-2038	372,595	416,086
FNMA	5.50	5-1-2038	181,265	202,977
FNMA	5.50	6-1-2038	99,756	111,663
FNMA	5.50	8-1-2038	19,826	22,225
FNMA	5.50	9-1-2038	110,465	123,723
FNMA	5.50	11-1-2038	237,771	266,275
FNMA	5.50	11-1-2038	217,895	243,561
FNMA	5.50	1-1-2039	149,742	167,187
FNMA	5.50	2-1-2039	842,865	945,577
FNMA	5.50	5-1-2039	133,088	148,631
FNMA	5.50	12-1-2039	4,636	5,177
FNMA	5.50	6-1-2040	8,483	9,478
FNMA	5.50	9-1-2040	59,338	66,223
FNMA	5.50	2-1-2041	92,643	103,594
FNMA	5.63	7-15-2037	105,000	143,850
FNMA	6.00	11-1-2017	6,553	6,571
FNMA	6.00	1-1-2018	2,693	2,707
FNMA	6.00	5-1-2021	35,328	37,317
FNMA	6.00	5-1-2021	42,660	44,607
FNMA	6.00	9-1-2021	22,051	23,045
FNMA	6.00	8-1-2022	12,738	13,717
FNMA	6.00	10-1-2022	30,867	32,668
FNMA	6.00	9-1-2024	5,369	5,685
FNMA	6.00	11-1-2033	12,350	14,096
FNMA	6.00	8-1-2034	51,828	59,222
FNMA	6.00	9-1-2034	28,420	32,353
FNMA	6.00	10-1-2034	51,036	58,239
FNMA	6.00	11-1-2034	56,105	63,846
FNMA	6.00	3-1-2035	19,909	22,566
FNMA	6.00	1-1-2036	134,680	152,950
FNMA	6.00	3-1-2036	20,085	22,728
FNMA	6.00	9-1-2036	1,035	1,172
FNMA	6.00	9-1-2036	73,770	83,499
FNMA	6.00	9-1-2036	20,821	23,562
FNMA	6.00	11-1-2036	374,431	423,712
FNMA	6.00	1-1-2037	132,317	149,783
FNMA	6.00	2-1-2037	1,396	1,581
FNMA	6.00	2-1-2037	554,418	627,388
FNMA	6.00	3-1-2037	79,574	90,083
FNMA	6.00	4-1-2037	5,395	6,109
FNMA	6.00	5-1-2037	1,989	2,252
FNMA	6.00	6-1-2037	2,772	3,139
FNMA	6.00	8-1-2037	1,033	1,169
FNMA	6.00	8-1-2037	189,580	214,532
FNMA	6.00	8-1-2037	60,093	68,431
FNMA	6.00	8-1-2037	14,113	15,977
FNMA	6.00	9-1-2037	22,742	25,736
FNMA	6.00	9-1-2037	17,189	19,451
FNMA	6.00	9-1-2037	15,792	17,870
FNMA	6.00	9-1-2037	1,485	1,680
FNMA	6.00	9-1-2037	17,666	20,006
FNMA	6.00	9-1-2037	150,882	170,741
FNMA	6.00	9-1-2037	13,082	14,804
FNMA	6.00	9-1-2037	19,401	21,954
FNMA	6.00	9-1-2037	23,538	26,636

13

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	10-1-2037	$1,741	$1,972
FNMA	6.00	10-1-2037	11,276	12,761
FNMA	6.00	10-1-2037	1,279	1,447
FNMA	6.00	10-1-2037	39,824	45,077
FNMA	6.00	11-1-2037	11,328	12,819
FNMA	6.00	11-1-2037	1,925	2,178
FNMA	6.00	11-1-2037	2,119	2,398
FNMA	6.00	11-1-2037	9,130	10,331
FNMA	6.00	11-1-2037	7,105	8,040
FNMA	6.00	12-1-2037	11,943	13,520
FNMA	6.00	1-1-2038	15,314	17,329
FNMA	6.00	1-1-2038	8,073	9,136
FNMA	6.00	1-1-2038	128,872	145,867
FNMA	6.00	2-1-2038	991	1,122
FNMA	6.00	2-1-2038	20,217	22,878
FNMA	6.00	2-1-2038	29,563	33,454
FNMA	6.00	2-1-2038	44,795	50,691
FNMA	6.00	6-1-2038	11,786	13,338
FNMA	6.00	7-1-2038	3,700	4,191
FNMA	6.00	7-1-2038	87,256	98,740
FNMA	6.00	7-1-2038	27,708	31,355
FNMA	6.00	7-1-2038	32,034	36,250
FNMA	6.00	8-1-2038	5,482	6,204
FNMA	6.00	8-1-2038	972	1,100
FNMA	6.00	8-1-2038	22,466	25,423
FNMA	6.00	8-1-2038	5,682	6,430
FNMA	6.00	8-1-2038	2,125	2,404
FNMA	6.00	8-1-2038	7,739	8,757
FNMA	6.00	9-1-2038	18,203	20,598
FNMA	6.00	9-1-2038	2,246	2,542
FNMA	6.00	9-1-2038	591	669
FNMA	6.00	9-1-2038	3,978	4,530
FNMA	6.00	9-1-2038	5,804	6,568
FNMA	6.00	9-1-2038	19,324	21,867
FNMA	6.00	9-1-2038	1,132	1,281
FNMA	6.00	9-1-2038	28,059	31,752
FNMA	6.00	9-1-2038	14,321	16,206
FNMA	6.00	9-1-2038	8,862	10,029
FNMA	6.00	9-1-2038	17,075	19,373
FNMA	6.00	9-1-2038	15,086	17,072
FNMA	6.00	9-1-2038	6,046	6,842
FNMA	6.00	10-1-2038	23,471	26,560
FNMA	6.00	10-1-2038	12,427	14,062
FNMA	6.00	10-1-2038	4,366	4,941
FNMA	6.00	11-1-2038	21,573	24,413
FNMA	6.00	11-1-2038	1,436	1,625
FNMA	6.00	11-1-2038	15,379	17,403
FNMA	6.00	11-1-2038	77,529	87,734
FNMA	6.00	11-1-2038	11,383	12,888
FNMA	6.00	11-1-2038	6,794	7,689
FNMA	6.00	12-1-2038	30,282	34,268
FNMA	6.00	12-1-2038	17,939	20,300
FNMA	6.00	12-1-2038	17,888	20,242
FNMA	6.00	1-1-2039	5,882	6,656
FNMA	6.00	2-1-2039	20,491	23,229
FNMA	6.00	3-1-2039	5,648	6,408
FNMA	6.00	9-1-2039	48,476	54,898
FNMA	6.00	9-1-2039	1,079	1,222
FNMA	6.00	10-1-2039	882,443	998,587
FNMA	6.00	6-1-2040	5,650	6,396
FNMA	6.21	8-6-2038	140,000	205,065
FNMA	6.25	5-15-2029	350,000	477,748
FNMA	6.50	7-1-2036	77,656	89,449
FNMA	6.50	9-1-2036	40,558	46,422
FNMA	6.50	9-1-2036	2,693	3,040

14

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	12-1-2036	$148,128	$164,829
FNMA	6.50	3-1-2037	8,719	9,832
FNMA	6.50	4-1-2037	8,848	9,828
FNMA	6.50	5-1-2037	36,940	41,521
FNMA	6.50	5-1-2037	821	912
FNMA	6.50	6-1-2037	29,825	33,564
FNMA	6.50	6-1-2037	40,919	45,451
FNMA	6.50	8-1-2037	6,667	7,406
FNMA	6.50	9-1-2037	266,708	300,881
FNMA	6.50	9-1-2037	2,246	2,596
FNMA	6.50	9-1-2037	204,385	231,852
FNMA	6.50	10-1-2037	18,906	21,198
FNMA	6.50	10-1-2037	300,591	338,133
FNMA	6.50	10-1-2037	1,737	1,943
FNMA	6.50	10-1-2037	58,684	65,763
FNMA	6.50	11-1-2037	24,136	27,127
FNMA	6.50	11-1-2037	95,231	109,056
FNMA	6.50	11-1-2037	8,234	9,216
FNMA	6.50	1-1-2038	12,999	14,439
FNMA	6.50	1-1-2038	61,387	71,409
FNMA	6.50	3-1-2038	4,154	4,705
FNMA	6.50	7-1-2038	8,510	9,453
FNMA	6.50	9-1-2038	5,022	5,614
FNMA	6.50	9-1-2038	6,143	6,919
FNMA	6.50	10-1-2038	19,166	21,509
FNMA	6.50	1-1-2039	195,071	222,719
FNMA	6.50	2-1-2039	18,170	20,182
FNMA	6.50	6-1-2039	13,011	14,658
FNMA	6.50	10-1-2039	389,212	444,116
FNMA	6.50	10-1-2039	143,697	162,362
FNMA	6.50	5-1-2040	105,721	118,796
FNMA	6.63	11-15-2030	910,000	1,306,659
FNMA	7.00	8-1-2037	9,366	10,977
FNMA	7.13	1-15-2030	350,000	514,056
FNMA	7.25	5-15-2030	310,000	461,941
GNMA	3.00	9-15-2042	1,762,521	1,801,315
GNMA	3.00	9-15-2042	144,689	147,762
GNMA	3.00	9-20-2042	3,752,045	3,835,417
GNMA	3.00	11-20-2042	1,899,201	1,941,403
GNMA	3.00	12-20-2042	809,280	827,262
GNMA	3.00	1-20-2043	3,900,456	3,987,126
GNMA	3.00	2-20-2043	4,747,297	4,844,375
GNMA	3.00	3-15-2043	671,162	685,935
GNMA	3.00	3-15-2043	742,454	758,837
GNMA	3.00	3-20-2043	3,030,176	3,097,510
GNMA	3.00	3-20-2043	1,432,936	1,462,609
GNMA	3.00	4-20-2043	810,104	828,106
GNMA	3.00	6-15-2043	362,007	369,940
GNMA	3.00	8-20-2043	2,244,277	2,294,151
GNMA	3.00	9-15-2043	162,239	165,780
GNMA	3.00	3-20-2045	3,589,453	3,658,871
GNMA	3.00	4-20-2045	2,585,735	2,635,676
GNMA	3.00	6-20-2045	4,913,748	5,008,561
GNMA	3.00	4-20-2046	4,824,171	4,917,254
GNMA	3.00	7-20-2046	2,407,295	2,453,745
GNMA	3.00	10-20-2046	3,405,576	3,471,287
GNMA	3.00	11-20-2046	9,152,136	9,328,730
GNMA %%	3.00	6-21-2047	3,750,000	3,818,555
GNMA	3.50	12-15-2040	295,453	310,440
GNMA	3.50	1-15-2041	196,631	205,142
GNMA	3.50	10-15-2041	1,020,362	1,066,767
GNMA	3.50	3-20-2042	806,377	844,411
GNMA	3.50	4-20-2042	541,461	567,000

15

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.50%	5-15-2042	$676,175	$707,011
GNMA	3.50	6-20-2042	888,533	931,258
GNMA	3.50	7-15-2042	1,432,018	1,501,136
GNMA	3.50	10-20-2042	1,623,280	1,699,850
GNMA	3.50	3-20-2043	2,443,840	2,557,563
GNMA	3.50	4-15-2043	1,352,893	1,411,308
GNMA	3.50	10-20-2043	1,832,482	1,918,934
GNMA	3.50	1-20-2044	1,715,789	1,796,738
GNMA	3.50	5-20-2044	1,726,315	1,805,635
GNMA	3.50	10-20-2044	5,700,034	5,953,157
GNMA	3.50	12-20-2044	3,425,386	3,577,499
GNMA	3.50	3-20-2045	2,491,483	2,600,667
GNMA	3.50	4-20-2045	8,649,765	9,039,656
GNMA	3.50	6-20-2045	5,797,877	6,051,958
GNMA	3.50	10-20-2045	4,649,083	4,852,820
GNMA	3.50	3-20-2046	4,302,082	4,490,612
GNMA	3.50	4-20-2046	9,272,383	9,678,663
GNMA	3.50	7-20-2046	8,578,310	8,954,238
GNMA %%	3.50	6-21-2047	4,500,000	4,668,398
GNMA	4.00	6-15-2039	121,218	128,254
GNMA	4.00	7-15-2039	18,462	19,543
GNMA	4.00	7-15-2039	181,274	191,795
GNMA	4.00	8-15-2040	1,345,900	1,428,372
GNMA	4.00	10-15-2040	856,333	911,570
GNMA	4.00	1-15-2041	1,579,681	1,690,904
GNMA	4.00	1-15-2041	630,010	673,836
GNMA	4.00	7-15-2041	339,871	360,638
GNMA	4.00	10-20-2041	687,583	731,937
GNMA	4.00	11-20-2041	1,951,843	2,077,324
GNMA	4.00	2-20-2042	449,990	478,514
GNMA	4.00	4-20-2042	1,968,917	2,093,556
GNMA	4.00	5-20-2042	1,514,430	1,610,377
GNMA	4.00	3-20-2043	560,242	595,767
GNMA	4.00	8-20-2043	2,257,275	2,393,241
GNMA	4.00	3-20-2044	2,573,083	2,725,180
GNMA	4.00	5-20-2044	2,538,799	2,688,869
GNMA	4.00	6-20-2044	2,222,133	2,353,484
GNMA	4.00	8-20-2044	2,864,434	3,033,752
GNMA	4.00	11-20-2045	5,888,295	6,236,356
GNMA	4.50	3-15-2037	39,641	42,659
GNMA	4.50	3-15-2038	14,232	15,488
GNMA	4.50	4-15-2039	135,381	145,701
GNMA	4.50	5-15-2039	367,748	402,962
GNMA	4.50	6-15-2039	215,125	232,185
GNMA	4.50	7-15-2039	411,890	444,298
GNMA	4.50	7-15-2039	244,366	263,593
GNMA	4.50	9-15-2039	157,402	169,627
GNMA	4.50	10-15-2039	349,776	377,400
GNMA	4.50	12-15-2039	445,717	488,287
GNMA	4.50	1-15-2040	470,386	507,570
GNMA	4.50	4-15-2040	56,471	60,945
GNMA	4.50	5-15-2040	12,937	13,942
GNMA	4.50	6-15-2040	43,315	46,692
GNMA	4.50	6-15-2040	461,602	505,179
GNMA	4.50	6-15-2040	194,773	210,175
GNMA	4.50	9-15-2040	25,747	27,706
GNMA	4.50	9-15-2040	207,118	223,224
GNMA	4.50	10-15-2040	19,480	20,964
GNMA	4.50	11-15-2040	674,121	727,161
GNMA	4.50	12-15-2040	67,284	72,391
GNMA	4.50	2-15-2041	584,612	639,580
GNMA	4.50	3-15-2041	23,244	25,008
GNMA	4.50	4-15-2041	59,772	64,501
GNMA	4.50	4-15-2041	116,464	126,900
GNMA	4.50	5-15-2041	15,307	16,469

16

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	6-15-2041	$740,213	$798,251
GNMA	4.50	6-15-2041	37,275	40,104
GNMA	4.50	6-15-2041	79,257	85,531
GNMA	4.50	7-15-2041	61,794	66,533
GNMA	4.50	7-20-2041	559,357	605,039
GNMA	4.50	10-15-2041	109,234	117,890
GNMA	4.50	10-15-2041	30,535	32,894
GNMA	4.50	10-15-2041	27,816	29,927
GNMA	4.50	11-20-2041	525,805	568,758
GNMA	4.50	12-20-2043	2,034,498	2,177,957
GNMA	4.50	1-20-2044	1,253,214	1,341,582
GNMA	4.50	4-20-2044	1,447,778	1,549,865
GNMA	4.50	10-20-2045	2,331,731	2,496,148
GNMA	5.00	3-15-2035	193,598	214,058
GNMA	5.00	5-15-2038	666,887	739,011
GNMA	5.00	8-15-2038	3,864	4,282
GNMA	5.00	8-15-2038	441,105	488,861
GNMA	5.00	8-15-2038	79,155	87,698
GNMA	5.00	12-15-2038	221,759	245,667
GNMA	5.00	3-15-2039	239,635	265,398
GNMA	5.00	3-15-2039	36,008	39,890
GNMA	5.00	5-15-2039	97,135	106,707
GNMA	5.00	7-15-2039	15,689	17,367
GNMA	5.00	11-15-2039	590,685	659,987
GNMA	5.00	1-15-2040	909,741	1,016,434
GNMA	5.00	2-15-2040	571,813	638,948
GNMA	5.00	5-15-2040	525,191	581,405
GNMA	5.00	7-15-2040	2,105	2,333
GNMA	5.00	7-15-2040	543,098	601,661
GNMA	5.00	12-15-2040	375,345	415,503
GNMA	5.00	9-15-2041	63,138	69,334
GNMA	5.00	10-15-2041	102,539	112,681
GNMA	5.00	5-20-2042	688,697	753,358
GNMA	5.50	9-15-2034	73,271	82,294
GNMA	5.50	11-15-2035	119,242	134,643
GNMA	5.50	12-15-2035	116,920	132,290
GNMA	5.50	2-15-2036	52,050	58,883
GNMA	5.50	3-15-2036	82,036	91,673
GNMA	5.50	5-15-2036	2,126	2,387
GNMA	5.50	5-15-2036	21,133	24,009
GNMA	5.50	2-15-2037	28,874	32,610
GNMA	5.50	6-15-2037	2,631	2,974
GNMA	5.50	8-15-2037	40,784	46,070
GNMA	5.50	2-15-2038	92,499	103,365
GNMA	5.50	3-15-2038	4,450	5,006
GNMA	5.50	3-15-2038	22,492	25,184
GNMA	5.50	4-15-2038	56,399	63,135
GNMA	5.50	5-15-2038	39,318	44,081
GNMA	5.50	5-15-2038	155,979	174,611
GNMA	5.50	6-15-2038	16,144	18,040
GNMA	5.50	6-15-2038	34,315	38,469
GNMA	5.50	6-15-2038	4,298	4,803
GNMA	5.50	7-15-2038	136,322	152,624
GNMA	5.50	8-15-2038	54,796	61,434
GNMA	5.50	8-15-2038	8,922	9,988
GNMA	5.50	9-15-2038	35,273	40,107
GNMA	5.50	9-15-2038	29,208	32,639
GNMA	5.50	10-15-2038	154,076	172,596
GNMA	5.50	10-15-2038	20,169	22,612
GNMA	5.50	11-15-2038	13,613	15,246
GNMA	5.50	11-15-2038	33,824	37,864
GNMA	5.50	11-15-2038	96,804	108,367
GNMA	5.50	11-15-2038	97,098	108,703

17

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	12-15-2038	$19,495	$21,968
GNMA	5.50	12-15-2038	111,222	124,508
GNMA	5.50	12-15-2038	87,248	97,670
GNMA	5.50	1-15-2039	16,680	18,672
GNMA	5.50	1-15-2039	38,329	42,971
GNMA	5.50	7-15-2039	61,243	68,552
GNMA	5.50	7-15-2039	10,493	11,787
GNMA	5.50	8-15-2039	30,964	34,661
GNMA	5.50	2-15-2040	7,147	7,986
GNMA	5.50	2-15-2040	16,792	18,797
GNMA	5.50	3-15-2040	22,265	24,924
GNMA	5.50	3-15-2040	191,813	215,973
GNMA	5.50	3-15-2040	34,115	38,574
GNMA	5.50	3-15-2040	22,061	24,653
GNMA	5.50	7-15-2040	12,613	14,095
GNMA	5.50	12-15-2040	32,709	36,900
GNMA	5.50	2-15-2041	36,446	40,728
GNMA	5.50	4-15-2041	80,525	89,985
GNMA	6.00	12-15-2031	13,376	15,172
GNMA	6.00	6-15-2036	115,398	130,900
GNMA	6.00	8-15-2036	1,892	2,193
GNMA	6.00	1-15-2037	257,702	293,624
GNMA	6.00	5-15-2037	4,509	5,135
GNMA	6.00	5-15-2037	3,058	3,469
GNMA	6.00	6-15-2037	8,345	9,545
GNMA	6.00	6-15-2037	34,746	39,727
GNMA	6.00	7-15-2037	23,407	26,551
GNMA	6.00	8-15-2037	4,557	5,271
GNMA	6.00	8-15-2037	45,082	51,138
GNMA	6.00	8-15-2037	96,357	109,302
GNMA	6.00	1-15-2038	2,190	2,484
GNMA	6.00	1-15-2038	121,897	138,273
GNMA	6.00	2-15-2038	1,826	2,071
GNMA	6.00	7-15-2038	158,323	179,592
GNMA	6.00	8-15-2038	140,737	161,660
GNMA	6.00	8-15-2038	28,450	32,272
GNMA	6.00	8-15-2038	71,261	80,903
GNMA	6.00	9-15-2038	178,381	202,345
GNMA	6.00	9-15-2038	2,127	2,413
GNMA	6.00	9-15-2038	1,476	1,674
GNMA	6.00	9-15-2038	1,107	1,255
GNMA	6.00	9-15-2038	79,494	90,173
GNMA	6.00	10-15-2038	138,120	156,675
GNMA	6.00	10-15-2038	17,304	19,629
GNMA	6.00	10-15-2038	28,428	32,271
GNMA	6.00	10-15-2038	21,039	23,865
GNMA	6.00	10-15-2038	69,384	78,705
GNMA	6.00	10-15-2038	4,170	4,730
GNMA	6.00	11-15-2038	21,878	24,825
GNMA	6.00	11-15-2038	61,814	70,140
GNMA	6.00	12-15-2038	3,111	3,579
GNMA	6.00	12-15-2038	168,385	192,456
GNMA	6.00	1-15-2039	1,929	2,188
GNMA	6.00	1-15-2039	65,344	74,347
GNMA	6.00	2-15-2039	1,915	2,173
GNMA	6.00	2-15-2039	47,585	53,978
GNMA	6.00	6-15-2039	9,747	11,056
GNMA	6.00	8-15-2039	4,343	4,990
GNMA	6.00	8-15-2039	13,061	14,816
GNMA	6.00	10-15-2039	15,207	17,441
GNMA	6.00	11-15-2039	1,289	1,463
GNMA	6.00	12-15-2039	129,338	146,714
GNMA	6.00	3-15-2040	4,390	4,979
GNMA	6.00	12-15-2040	93,216	105,739
GNMA	6.00	6-15-2041	360,114	411,103

18

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	6-15-2041	$49,750	$56,795
GNMA	6.00	6-15-2041	249,294	282,785
GNMA	6.50	11-15-2023	388	428
GNMA	6.50	12-15-2023	146	162
GNMA	6.50	10-15-2031	56,469	65,106
GNMA	6.50	3-15-2034	134,851	149,067
GNMA	6.50	9-15-2036	23,086	27,369
GNMA	6.50	2-15-2037	6,913	7,642
GNMA	6.50	12-15-2037	36,505	41,764
GNMA	6.50	1-15-2038	43,721	48,346
GNMA	6.50	4-15-2038	1,467	1,621
GNMA	6.50	5-15-2038	41,789	46,728
GNMA	6.50	5-15-2038	5,082	5,756
GNMA	6.50	8-15-2038	2,298	2,541
GNMA	6.50	8-15-2038	17,447	20,143
GNMA	6.50	8-15-2038	33,245	40,075
GNMA	6.50	9-15-2038	29,490	33,439
GNMA	6.50	9-15-2038	102,114	115,605
GNMA	6.50	10-15-2038	14,048	15,529
GNMA	6.50	10-15-2038	38,674	43,965
GNMA	6.50	10-15-2038	293,185	342,289
GNMA	6.50	11-15-2038	6,194	6,928
GNMA	6.50	11-15-2038	2,001	2,245
GNMA	6.50	12-15-2038	62,108	68,656
GNMA	6.50	2-15-2039	2,455	2,802
GNMA	6.50	5-15-2040	59,665	68,730
GNMA	6.50	7-15-2040	58,522	68,680
GNMA	6.50	7-15-2040	250,283	299,223
GNMA	7.00	3-15-2037	3,741	3,841
TVA	3.50	12-15-2042	105,000	108,903
TVA	3.88	2-15-2021	924,000	995,175
TVA	4.65	6-15-2035	140,000	165,575
TVA	4.88	1-15-2048	140,000	173,534
TVA	5.25	9-15-2039	450,000	589,037
TVA	5.88	4-1-2036	210,000	287,860
TVA	6.15	1-15-2038	280,000	400,663
Total Agency Securities (Cost $743,082,875)				752,192,593

Corporate Bonds and Notes : 20.62%
Consumer Discretionary : 1.91%
Auto Components : 0.04%
Delphi Corporation	4.15	3-15-2024	700,000	740,095
Lear Corporation	5.25	1-15-2025	297,000	316,462
				1,056,557

Automobiles : 0.08%
Ford Motor Company	6.63	10-1-2028	140,000	165,078
Ford Motor Company	7.45	7-16-2031	700,000	885,541
General Motors Company	3.50	10-2-2018	700,000	713,373
General Motors Company	6.25	10-2-2043	175,000	191,353
General Motors Company	6.60	4-1-2036	350,000	404,115
				2,359,460

Diversified Consumer Services : 0.05%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	258,560
Princeton University	5.70	3-1-2039	350,000	477,460
Stanford University	4.75	5-1-2019	350,000	370,128

19

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Consumer Services (continued)
University of Pennsylvania	4.67%	9-1-2112	$350,000	$368,236
				1,474,384

Hotels, Restaurants & Leisure : 0.15%
Carnival Corporation	3.95	10-15-2020	187,000	197,727
Darden Restaurants Incorporated	6.80	10-15-2037	14,000	17,685
Hyatt Hotels Corporation	3.38	7-15-2023	112,000	114,516
Marriott International Incorporated	3.00	3-1-2019	140,000	142,343
Marriott International Incorporated	3.38	10-15-2020	117,000	121,233
Marriott International Incorporated	3.75	3-15-2025	500,000	514,587
McDonald’s Corporation	2.63	1-15-2022	250,000	252,598
McDonald’s Corporation	3.38	5-26-2025	245,000	250,706
McDonald’s Corporation	3.50	7-15-2020	140,000	146,141
McDonald’s Corporation	3.63	5-20-2021	70,000	73,592
McDonald’s Corporation	3.70	2-15-2042	350,000	326,021
McDonald’s Corporation	6.30	10-15-2037	210,000	269,212
McDonald’s Corporation	6.30	3-1-2038	420,000	538,311
McDonald’s Corporation	4.60	5-26-2045	175,000	185,517
Starbucks Corporation	2.00	12-5-2018	175,000	176,729
Starbucks Corporation	2.10	2-4-2021	525,000	529,870
Starbucks Corporation	2.70	6-15-2022	140,000	143,782
Starbucks Corporation	4.30	6-15-2045	105,000	114,847
Wyndham Worldwide Corporation	4.25	3-1-2022	350,000	369,580
				4,484,997

Household Durables : 0.09%
D.R. Horton Incorporated	3.75	3-1-2019	182,000	186,889
D.R. Horton Incorporated	4.00	2-15-2020	231,000	240,666
Leggett & Platt Incorporated	3.40	8-15-2022	70,000	71,311
Mohawk Industries Incorporated	3.85	2-1-2023	70,000	72,788
Newell Brands Incorporated	3.15	4-1-2021	525,000	541,570
Newell Brands Incorporated	4.20	4-1-2026	525,000	557,092
Newell Brands Incorporated	5.50	4-1-2046	225,000	266,027
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	142,693
Tupperware Brands Corporation	4.75	6-1-2021	175,000	187,650
Whirlpool Corporation	4.00	3-1-2024	87,000	92,053
Whirlpool Corporation	4.70	6-1-2022	140,000	153,742
Whirlpool Corporation	4.85	6-15-2021	70,000	76,612
				2,589,093

Internet & Direct Marketing Retail : 0.09%
Amazon.com Incorporated	2.50	11-29-2022	350,000	353,359
Amazon.com Incorporated	2.60	12-5-2019	280,000	285,650
Amazon.com Incorporated	4.80	12-5-2034	350,000	400,432
Amazon.com Incorporated	4.95	12-5-2044	200,000	233,821
Expedia Incorporated	4.50	8-15-2024	70,000	73,793
Expedia Incorporated	5.95	8-15-2020	420,000	462,352
QVC Incorporated	4.38	3-15-2023	210,000	212,683
QVC Incorporated	4.45	2-15-2025	350,000	346,453
QVC Incorporated	5.13	7-2-2022	140,000	148,297
QVC Incorporated	5.45	8-15-2034	175,000	163,843
				2,680,683

Leisure Products : 0.00%
Hasbro Incorporated	6.35	3-15-2040	108,000	129,336

Media : 1.01%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	267,114
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	376,819
21st Century Fox America Incorporated	4.75	9-15-2044	350,000	360,337

20

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
21st Century Fox America Incorporated	6.20%	12-15-2034	$350,000	$428,872
21st Century Fox America Incorporated	6.65	11-15-2037	245,000	314,697
21st Century Fox America Incorporated	6.90	3-1-2019	350,000	378,601
21st Century Fox America Incorporated	6.90	8-15-2039	350,000	461,115
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	251,301
CBS Corporation	3.70	8-15-2024	350,000	358,930
CBS Corporation	4.85	7-1-2042	140,000	145,287
CBS Corporation	4.90	8-15-2044	350,000	364,471
CBS Corporation	7.88	7-30-2030	420,000	578,421
Charter Communications Operating LLC	4.46	7-23-2022	1,500,000	1,609,176
Charter Communications Operating LLC	6.48	10-23-2045	1,200,000	1,433,878
Comcast Corporation	3.13	7-15-2022	350,000	363,811
Comcast Corporation	3.38	2-15-2025	525,000	542,862
Comcast Corporation	3.60	3-1-2024	350,000	369,597
Comcast Corporation	4.20	8-15-2034	525,000	551,287
Comcast Corporation	4.40	8-15-2035	210,000	225,483
Comcast Corporation	4.65	7-15-2042	384,000	415,302
Comcast Corporation	4.75	3-1-2044	262,000	288,101
Comcast Corporation	5.15	3-1-2020	350,000	381,401
Comcast Corporation	6.40	3-1-2040	350,000	466,431
Comcast Corporation	6.50	11-15-2035	385,000	504,240
Comcast Corporation	6.55	7-1-2039	455,000	608,510
Comcast Corporation	6.95	8-15-2037	280,000	387,998
Discovery Communications LLC	3.30	5-15-2022	175,000	176,094
Discovery Communications LLC	4.38	6-15-2021	210,000	222,444
Discovery Communications LLC	4.95	5-15-2042	175,000	161,569
Discovery Communications LLC	5.63	8-15-2019	108,000	115,995
Discovery Communications LLC	6.35	6-1-2040	175,000	188,025
NBCUniversal Media LLC	2.88	1-15-2023	350,000	357,171
NBCUniversal Media LLC	4.38	4-1-2021	560,000	607,332
NBCUniversal Media LLC	4.45	1-15-2043	350,000	367,033
NBCUniversal Media LLC	5.95	4-1-2041	350,000	442,211
Omnicom Group Incorporated	3.63	5-1-2022	175,000	183,155
Omnicom Group Incorporated	4.45	8-15-2020	63,000	67,240
Omnicom Group Incorporated	6.25	7-15-2019	455,000	494,179
Scripps Networks Interactive Incorporated	2.80	6-15-2020	500,000	506,207
TCI Communications Incorporated	7.13	2-15-2028	245,000	324,674
Thomson Reuters Corporation	3.85	9-29-2024	350,000	365,417
Thomson Reuters Corporation	4.30	11-23-2023	210,000	224,247
Thomson Reuters Corporation	4.70	10-15-2019	297,000	313,876
Thomson Reuters Corporation	5.65	11-23-2043	140,000	161,637
Thomson Reuters Corporation	5.85	4-15-2040	94,000	110,187
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	221,478
Time Warner Cable Incorporated	4.13	2-15-2021	350,000	368,588
Time Warner Cable Incorporated	4.65	6-1-2044	525,000	506,157
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	188,054
Time Warner Cable Incorporated	4.88	3-15-2020	350,000	375,206
Time Warner Cable Incorporated	5.00	2-1-2020	374,000	399,688
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	224,009
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	359,655
Time Warner Cable Incorporated	6.63	5-15-2029	560,000	702,908
Time Warner Cable Incorporated	6.75	7-1-2018	300,000	315,322
Time Warner Cable Incorporated	6.75	6-15-2039	350,000	428,534
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	490,247
Time Warner Cable Incorporated	7.63	4-15-2031	577,000	797,969
Time Warner Cable Incorporated	8.25	4-1-2019	105,000	116,349
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	221,015
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	289,883
Time Warner Incorporated	3.40	6-15-2022	70,000	71,775
Time Warner Incorporated	4.75	3-29-2021	350,000	377,757
Time Warner Incorporated	4.90	6-15-2042	36,000	35,682
Time Warner Incorporated	6.50	11-15-2036	176,000	214,987
Time Warner Incorporated	7.57	2-1-2024	250,000	310,729

21

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Viacom Incorporated	2.75%	12-15-2019	$105,000	$106,579
Viacom Incorporated	3.25	3-15-2023	140,000	138,647
Viacom Incorporated	4.38	3-15-2043	386,000	339,495
Viacom Incorporated	4.50	3-1-2021	350,000	372,320
Viacom Incorporated	5.25	4-1-2044	350,000	349,338
Viacom Incorporated	5.50	5-15-2033	140,000	151,127
Viacom Incorporated	5.63	9-15-2019	105,000	112,730
Viacom Incorporated	5.85	9-1-2043	87,000	93,176
Viacom Incorporated	6.88	4-30-2036	238,000	273,986
Walt Disney Company	2.35	12-1-2022	350,000	350,582
Walt Disney Company	2.55	2-15-2022	175,000	178,232
Walt Disney Company	2.75	8-16-2021	350,000	359,547
Walt Disney Company	3.00	2-13-2026	350,000	352,372
Walt Disney Company	4.13	12-1-2041	175,000	181,470
Walt Disney Company	4.13	6-1-2044	245,000	254,643
Walt Disney Company	4.38	8-16-2041	175,000	188,173
Walt Disney Company	5.50	3-15-2019	350,000	373,517
Walt Disney Company	7.00	3-1-2032	52,000	73,118
				29,087,779

Multiline Retail : 0.14%
Dollar General Corporation	3.25	4-15-2023	245,000	249,661
Kohl’s Corporation	3.25	2-1-2023	105,000	100,840
Kohl’s Corporation	4.75	12-15-2023	210,000	217,826
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	139,197
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	210,000	210,679
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	350,000	355,312
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	350,000	380,711
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	350,000	295,609
Nordstrom Incorporated	4.00	10-15-2021	175,000	183,982
Nordstrom Incorporated	4.75	5-1-2020	94,000	100,187
Nordstrom Incorporated	5.00	1-15-2044	70,000	67,107
Target Corporation	2.50	4-15-2026	300,000	287,305
Target Corporation	2.90	1-15-2022	175,000	181,104
Target Corporation	3.63	4-15-2046	210,000	195,823
Target Corporation	6.35	11-1-2032	210,000	273,565
Target Corporation	7.00	1-15-2038	537,000	754,203
				3,993,111

Specialty Retail : 0.23%
Advance Auto Parts Incorporated	4.50	1-15-2022	70,000	74,693
Advance Auto Parts Incorporated	4.50	12-1-2023	175,000	186,716
AutoZone Incorporated	2.88	1-15-2023	175,000	174,292
AutoZone Incorporated	3.13	7-15-2023	105,000	106,021
AutoZone Incorporated	4.00	11-15-2020	140,000	147,277
Bed Bath & Beyond Incorporated «	4.92	8-1-2034	175,000	167,441
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	218,525
Home Depot Incorporated	2.70	4-1-2023	262,000	267,224
Home Depot Incorporated	3.75	2-15-2024	350,000	374,491
Home Depot Incorporated	3.95	9-15-2020	280,000	297,550
Home Depot Incorporated	4.20	4-1-2043	280,000	296,631
Home Depot Incorporated	4.40	4-1-2021	350,000	379,428
Home Depot Incorporated	5.40	9-15-2040	140,000	172,361
Home Depot Incorporated	5.88	12-16-2036	600,000	779,167
Home Depot Incorporated	5.95	4-1-2041	350,000	459,750
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	336,230
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	145,532
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	111,230
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	189,594
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	182,071
Lowe’s Companies Incorporated	4.63	4-15-2020	280,000	298,356
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	386,436

22

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Lowe’s Companies Incorporated	6.50%	3-15-2029	$18,000	$23,714
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	111,034
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	33,510
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	113,341
Staples Incorporated «	4.38	1-12-2023	140,000	144,006
TJX Companies Incorporated	2.75	6-15-2021	350,000	358,803
				6,535,424

Textiles, Apparel & Luxury Goods : 0.03%
Nike Incorporated	2.25	5-1-2023	70,000	69,568
Nike Incorporated	3.63	5-1-2043	70,000	66,921
Nike Incorporated	3.88	11-1-2045	350,000	350,254
Ralph Lauren Corporation	2.13	9-26-2018	35,000	35,229
VF Corporation	3.50	9-1-2021	175,000	183,270
VF Corporation	6.45	11-1-2037	105,000	138,461
				843,703

Consumer Staples : 1.77%
Beverages : 0.68%
Anheuser-Busch InBev Finance Incorporated	1.90	2-1-2019	840,000	842,188
Anheuser-Busch InBev Finance Incorporated	2.63	1-17-2023	350,000	349,411
Anheuser-Busch InBev Finance Incorporated	2.65	2-1-2021	1,575,000	1,600,250
Anheuser-Busch InBev Finance Incorporated	3.30	2-1-2023	525,000	541,514
Anheuser-Busch InBev Finance Incorporated	3.70	2-1-2024	525,000	551,264
Anheuser-Busch InBev Finance Incorporated	4.00	1-17-2043	210,000	206,258
Anheuser-Busch InBev Finance Incorporated	4.63	2-1-2044	245,000	260,382
Anheuser-Busch InBev Finance Incorporated	4.90	2-1-2046	1,670,000	1,851,380
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	2,699,000	2,775,762
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	500,677
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	237,721
Anheuser-Busch InBev Worldwide Incorporated 144A	4.44	10-6-2048	905,000	939,185
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	350,000	390,994
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	350,000	382,543
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	350,000	539,552
Coca-Cola Company	2.45	11-1-2020	700,000	714,414
Coca-Cola Company	2.50	4-1-2023	245,000	247,033
Coca-Cola Company	2.88	10-27-2025	700,000	706,066
Coca-Cola Company	3.20	11-1-2023	280,000	291,990
Coca-Cola Company	3.30	9-1-2021	49,000	51,580
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	350,000	362,908
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	107,946
Constellation Brands Incorporated	3.75	5-1-2021	98,000	102,605
Constellation Brands Incorporated	3.88	11-15-2019	77,000	80,333
Constellation Brands Incorporated	4.25	5-1-2023	360,000	387,433
Constellation Brands Incorporated	6.00	5-1-2022	115,000	131,790
Diageo Investment Corporation	4.25	5-11-2042	175,000	185,340
Diageo Investment Corporation	7.45	4-15-2035	105,000	150,980
Molson Coors Brewing Company	5.00	5-1-2042	350,000	381,784
PepsiCo Incorporated	2.25	1-7-2019	245,000	247,732
PepsiCo Incorporated	2.75	3-5-2022	259,000	266,024
PepsiCo Incorporated	2.75	3-1-2023	332,000	337,620
PepsiCo Incorporated	3.00	8-25-2021	175,000	181,994
PepsiCo Incorporated	3.13	11-1-2020	700,000	728,013
PepsiCo Incorporated	3.60	8-13-2042	175,000	167,575
PepsiCo Incorporated	4.00	3-5-2042	175,000	177,751
PepsiCo Incorporated	4.25	10-22-2044	140,000	147,163
PepsiCo Incorporated	4.50	1-15-2020	140,000	149,839
PepsiCo Incorporated	4.88	11-1-2040	227,000	262,007
PepsiCo Incorporated	5.00	6-1-2018	200,000	207,213
PepsiCo Incorporated	5.50	1-15-2040	210,000	260,506

23

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
PepsiCo Incorporated Series B	7.00%	3-1-2029	$420,000	$575,800
				19,580,520

Food & Staples Retailing : 0.46%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	349,892
CVS Caremark Corporation	2.25	12-5-2018	195,000	196,335
CVS Caremark Corporation	2.75	12-1-2022	350,000	351,321
CVS Caremark Corporation	3.38	8-12-2024	560,000	571,891
CVS Caremark Corporation	4.00	12-5-2023	500,000	528,857
CVS Caremark Corporation	5.30	12-5-2043	210,000	240,780
CVS Health Corporation	2.80	7-20-2020	400,000	407,972
CVS Health Corporation	3.88	7-20-2025	525,000	549,971
CVS Health Corporation	5.13	7-20-2045	700,000	792,676
Sysco Corporation	3.30	7-15-2026	700,000	701,653
The Kroger Company	2.30	1-15-2019	140,000	141,119
The Kroger Company	3.30	1-15-2021	350,000	361,515
The Kroger Company	3.40	4-15-2022	175,000	181,215
The Kroger Company	3.85	8-1-2023	175,000	183,873
The Kroger Company	5.00	4-15-2042	175,000	186,979
The Kroger Company	5.15	8-1-2043	105,000	114,944
The Kroger Company	6.90	4-15-2038	210,000	277,444
The Kroger Company	7.50	4-1-2031	52,000	70,850
Wal-Mart Stores Incorporated	3.25	10-25-2020	525,000	549,252
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	284,783
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	290,798
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	380,169
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	380,868
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	203,767
Wal-Mart Stores Incorporated	5.00	10-25-2040	350,000	415,175
Wal-Mart Stores Incorporated	5.25	9-1-2035	300,000	364,853
Wal-Mart Stores Incorporated	5.63	4-1-2040	420,000	536,238
Wal-Mart Stores Incorporated	5.63	4-15-2041	350,000	448,279
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	87,328
Wal-Mart Stores Incorporated	7.55	2-15-2030	350,000	513,191
Walgreen Company	3.10	9-15-2022	700,000	715,193
Walgreen Company	4.40	9-15-2042	350,000	347,085
Walgreens Boots Alliance Incorporated	2.60	6-1-2021	525,000	529,202
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	213,109
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	524,691
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	350,000	367,365
				13,360,633

Food Products : 0.29%
Archer-Daniels-Midland Company	4.48	3-1-2021	374,000	406,724
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	191,039
Campbell Soup Company	2.50	8-2-2022	85,000	85,103
Campbell Soup Company	4.50	2-15-2019	199,000	207,862
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	116,133
General Mills Incorporated	3.65	2-15-2024	175,000	183,844
General Mills Incorporated	5.40	6-15-2040	241,000	279,493
Hershey Company	4.13	12-1-2020	350,000	375,724
Ingredion Incorporated	4.63	11-1-2020	210,000	225,857
J.M. Smucker Company	3.50	10-15-2021	210,000	219,933
J.M. Smucker Company	3.50	3-15-2025	600,000	616,920
Kellogg Company	4.00	12-15-2020	155,000	164,468
Kellogg Company	4.15	11-15-2019	210,000	221,254
Kraft Foods Group Incorporated	3.50	6-6-2022	700,000	726,269
Kraft Foods Group Incorporated	6.50	2-9-2040	350,000	432,304
Kraft Heinz Foods Company	2.80	7-2-2020	700,000	711,842
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	479,435
Kraft Heinz Foods Company	4.38	6-1-2046	525,000	501,732
Kraft Heinz Foods Company	5.20	7-15-2045	525,000	561,839

24

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
McCormick & Company	3.50%	9-1-2023	$125,000	$130,601
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	186,397
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	85,656
Tyson Foods Incorporated	4.50	6-15-2022	350,000	378,039
Tyson Foods Incorporated	4.88	8-15-2034	175,000	187,138
Unilever Capital Corporation	4.25	2-10-2021	300,000	322,251
Unilever Capital Corporation	4.80	2-15-2019	245,000	257,884
Unilever Capital Corporation	5.90	11-15-2032	210,000	276,884
				8,532,625

Household Products : 0.09%
Church & Dwight Company Incorporated	2.88	10-1-2022	75,000	76,181
Clorox Company	3.05	9-15-2022	113,000	116,340
Clorox Company	3.50	12-15-2024	140,000	145,655
Colgate-Palmolive Company	1.95	2-1-2023	350,000	343,749
Colgate-Palmolive Company	2.30	5-3-2022	350,000	352,465
Colgate-Palmolive Company	2.95	11-1-2020	140,000	145,226
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	104,404
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	209,949
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	195,414
Kimberly-Clark Corporation	7.50	11-1-2018	70,000	75,782
The Procter & Gamble Company	3.10	8-15-2023	262,000	273,588
The Procter & Gamble Company	5.55	3-5-2037	350,000	464,098
				2,502,851

Personal Products : 0.01%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	174,861

Tobacco : 0.24%
Altria Group Incorporated	2.63	1-14-2020	280,000	284,923
Altria Group Incorporated	4.00	1-31-2024	62,000	66,333
Altria Group Incorporated	4.25	8-9-2042	350,000	355,805
Altria Group Incorporated	4.50	5-2-2043	175,000	183,739
Altria Group Incorporated	4.75	5-5-2021	350,000	382,878
Altria Group Incorporated	5.38	1-31-2044	525,000	621,643
Altria Group Incorporated	9.70	11-10-2018	248,000	275,487
Philip Morris International Incorporated	1.88	1-15-2019	175,000	175,228
Philip Morris International Incorporated	2.50	8-22-2022	175,000	175,388
Philip Morris International Incorporated	2.63	3-6-2023	122,000	122,067
Philip Morris International Incorporated	3.25	11-10-2024	210,000	215,345
Philip Morris International Incorporated	3.88	8-21-2042	175,000	168,403
Philip Morris International Incorporated	4.13	3-4-2043	210,000	208,655
Philip Morris International Incorporated	4.25	11-10-2044	210,000	214,067
Philip Morris International Incorporated	4.38	11-15-2041	350,000	361,244
Philip Morris International Incorporated	4.50	3-26-2020	525,000	561,761
Philip Morris International Incorporated	4.50	3-20-2042	140,000	146,742
Reynolds American Incorporated	4.00	6-12-2022	280,000	298,131
Reynolds American Incorporated	4.45	6-12-2025	350,000	376,885
Reynolds American Incorporated	5.70	8-15-2035	210,000	245,815
Reynolds American Incorporated	5.85	8-15-2045	700,000	846,615
Reynolds American Incorporated	6.15	9-15-2043	87,000	108,190
Reynolds American Incorporated	6.88	5-1-2020	175,000	197,619
Reynolds American Incorporated	7.25	6-15-2037	140,000	190,815
Reynolds American Incorporated	8.13	6-23-2019	108,000	121,097
				6,904,875

25

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.75%
Energy Equipment & Services : 0.09%
Baker Hughes Incorporated	6.88%	1-15-2029	$175,000	$219,889
Baker Hughes Incorporated	7.50	11-15-2018	262,000	282,193
Halliburton Company	3.25	11-15-2021	140,000	144,456
Halliburton Company	3.50	8-1-2023	350,000	362,192
Halliburton Company	3.80	11-15-2025	350,000	361,285
Halliburton Company	4.50	11-15-2041	175,000	177,008
Halliburton Company	4.75	8-1-2043	175,000	183,756
Halliburton Company	5.00	11-15-2045	420,000	451,571
Halliburton Company	7.45	9-15-2039	200,000	277,797
National Oilwell Varco Incorporated	3.95	12-1-2042	280,000	238,197
				2,698,344

Oil, Gas & Consumable Fuels : 1.66%
Amerada Hess Corporation	7.13	3-15-2033	350,000	410,707
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	172,725
Anadarko Petroleum Corporation	4.50	7-15-2044	350,000	332,967
Anadarko Petroleum Corporation «	5.55	3-15-2026	350,000	392,929
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	241,770
Anadarko Petroleum Corporation	8.70	3-15-2019	315,000	350,618
Apache Corporation	3.25	4-15-2022	253,000	258,421
Apache Corporation	4.25	1-15-2044	175,000	166,683
Apache Corporation	5.10	9-1-2040	402,000	423,283
Apache Corporation	5.25	2-1-2042	70,000	76,102
Apache Corporation	6.00	1-15-2037	350,000	410,050
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	69,713
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	112,414
Buckeye Partners LP	4.15	7-1-2023	175,000	182,494
Buckeye Partners LP	4.88	2-1-2021	392,000	419,306
Buckeye Partners LP	5.85	11-15-2043	140,000	153,913
Chevron Corporation	1.56	5-16-2019	525,000	524,015
Chevron Corporation	1.72	6-24-2018	250,000	250,763
Chevron Corporation	2.10	5-16-2021	525,000	524,801
Chevron Corporation	2.19	11-15-2019	70,000	70,660
Chevron Corporation	2.36	12-5-2022	525,000	523,658
Chevron Corporation	2.42	11-17-2020	350,000	354,796
Chevron Corporation	2.95	5-16-2026	700,000	699,118
Chevron Corporation	4.95	3-3-2019	350,000	369,779
Columbia Pipeline Group Incorporated	3.30	6-1-2020	630,000	644,590
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	167,253
ConocoPhillips Company	2.40	12-15-2022	350,000	346,442
ConocoPhillips Company	3.35	5-15-2025	350,000	358,803
ConocoPhillips Company	4.30	11-15-2044	210,000	213,283
ConocoPhillips Company	4.95	3-15-2026	350,000	392,372
ConocoPhillips Company	5.90	10-15-2032	175,000	213,580
ConocoPhillips Company	5.90	5-15-2038	70,000	85,617
ConocoPhillips Company	6.00	1-15-2020	525,000	579,479
ConocoPhillips Company	6.95	4-15-2029	210,000	274,587
Devon Energy Corporation	3.25	5-15-2022	350,000	354,077
Devon Energy Corporation	4.00	7-15-2021	140,000	145,859
Devon Energy Corporation	5.60	7-15-2041	140,000	151,856
Dominion Gas Holdings LLC	4.80	11-1-2043	350,000	367,096
El Paso Corporation	7.75	1-15-2032	700,000	899,096
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	67,243
Enable Midstream Partner LP	3.90	5-15-2024	700,000	695,360
Enbridge Energy Partners LP	5.20	3-15-2020	266,000	285,641
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	148,646
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	241,325
Enbridge Energy Partners LP	9.88	3-1-2019	87,000	98,139
Energy Transfer Partners LP	3.60	2-1-2023	210,000	213,541
Energy Transfer Partners LP	4.75	1-15-2026	280,000	295,842
Energy Transfer Partners LP	4.90	2-1-2024	210,000	224,392
Energy Transfer Partners LP	5.15	2-1-2043	140,000	138,121

26

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	5.15%	3-15-2045	$280,000	$275,841
Energy Transfer Partners LP	5.20	2-1-2022	350,000	381,069
Energy Transfer Partners LP	5.95	10-1-2043	140,000	151,879
Energy Transfer Partners LP	6.05	6-1-2041	210,000	229,778
Energy Transfer Partners LP	6.63	10-15-2036	161,000	186,855
Energy Transfer Partners LP	6.70	7-1-2018	70,000	73,344
Energy Transfer Partners LP	7.50	7-1-2038	70,000	86,613
Energy Transfer Partners LP	9.00	4-15-2019	350,000	393,387
Eni Lasmo plc	7.30	11-15-2027	140,000	177,166
Enterprise Products Operating LLC	2.55	10-15-2019	350,000	354,371
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	252,462
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	220,511
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	186,167
Enterprise Products Operating LLC	4.45	2-15-2043	175,000	175,529
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	294,538
Enterprise Products Operating LLC	4.90	5-15-2046	245,000	260,910
Enterprise Products Operating LLC	5.20	9-1-2020	350,000	382,212
Enterprise Products Operating LLC	5.25	1-31-2020	140,000	151,050
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	164,843
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	84,246
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	95,512
Enterprise Products Operating LLC Series D	6.88	3-1-2033	280,000	355,435
EOG Resources Incorporated	2.63	3-15-2023	315,000	312,821
EOG Resources Incorporated	3.90	4-1-2035	140,000	137,842
EOG Resources Incorporated	4.10	2-1-2021	140,000	148,254
EOG Resources Incorporated	4.40	6-1-2020	210,000	223,192
EOG Resources Incorporated	5.63	6-1-2019	52,000	55,649
EOG Resources Incorporated	6.88	10-1-2018	280,000	297,881
EQT Corporation	4.88	11-15-2021	210,000	227,174
EQT Corporation	8.13	6-1-2019	227,000	252,172
Exxon Mobil Corporation	1.71	3-1-2019	700,000	702,272
Exxon Mobil Corporation	1.82	3-15-2019	200,000	201,123
Exxon Mobil Corporation	2.71	3-6-2025	350,000	349,153
Exxon Mobil Corporation	2.73	3-1-2023	500,000	508,321
Exxon Mobil Corporation	3.18	3-15-2024	350,000	363,532
Exxon Mobil Corporation	3.57	3-6-2045	350,000	335,978
Exxon Mobil Corporation	4.11	3-1-2046	200,000	209,682
Hess Corporation	5.60	2-15-2041	210,000	215,731
Hess Corporation	6.00	1-15-2040	245,000	259,151
Hess Corporation	7.30	8-15-2031	269,000	325,504
Hess Corporation	7.88	10-1-2029	196,000	243,036
Kerr-McGee Corporation	6.95	7-1-2024	140,000	166,600
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	177,133
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	215,926
Kinder Morgan Energy Partners LP	3.50	9-1-2023	175,000	177,997
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	274,389
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	172,049
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	154,053
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	94,349
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	219,822
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	75,663
Kinder Morgan Energy Partners LP	6.95	1-15-2038	350,000	421,285
Kinder Morgan Incorporated	5.55	6-1-2045	375,000	399,702
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	153,407
Magellan Midstream Partners LP	6.55	7-15-2019	402,000	438,464
Marathon Oil Corporation	2.80	11-1-2022	420,000	409,841
Marathon Oil Corporation	3.85	6-1-2025	245,000	244,018
Marathon Oil Corporation	5.20	6-1-2045	140,000	141,155
Marathon Oil Corporation	6.60	10-1-2037	315,000	361,248
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	351,624
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	328,783
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	26,184
Marathon Petroleum Corporation	6.50	3-1-2041	381,000	437,943

27

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP	4.88%	6-1-2025	$525,000	$562,191
Nabors Industries Incorporated	5.00	9-15-2020	210,000	215,775
Nabors Industries Incorporated	9.25	1-15-2019	350,000	385,000
NextEra Energy Capital	4.50	6-1-2021	140,000	150,075
Noble Energy Incorporated	3.90	11-15-2024	210,000	217,007
Noble Energy Incorporated	4.15	12-15-2021	350,000	370,128
Noble Energy Incorporated	5.05	11-15-2044	350,000	358,681
Noble Energy Incorporated	8.25	3-1-2019	245,000	270,404
Occidental Petroleum Corporation	2.70	2-15-2023	350,000	352,641
Occidental Petroleum Corporation	3.50	6-15-2025	210,000	216,245
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	342,934
Occidental Petroleum Corporation	4.63	6-15-2045	210,000	223,708
ONEOK Partners LP	3.20	9-15-2018	87,000	88,259
ONEOK Partners LP	3.38	10-1-2022	350,000	356,064
ONEOK Partners LP	6.20	9-15-2043	125,000	143,024
ONEOK Partners LP	6.85	10-15-2037	350,000	430,012
ONEOK Partners LP	8.63	3-1-2019	245,000	270,862
Phillips 66	4.65	11-15-2034	140,000	147,725
Phillips 66	4.88	11-15-2044	140,000	148,881
Plains All American Pipeline LP	2.60	12-15-2019	140,000	140,702
Plains All American Pipeline LP	3.60	11-1-2024	210,000	207,187
Plains All American Pipeline LP	3.85	10-15-2023	350,000	357,560
Plains All American Pipeline LP	4.90	2-15-2045	175,000	165,326
Plains All American Pipeline LP	5.00	2-1-2021	140,000	150,602
Plains All American Pipeline LP	5.15	6-1-2042	350,000	340,333
Plains All American Pipeline LP	6.65	1-15-2037	140,000	159,679
Plains All American Pipeline LP	8.75	5-1-2019	280,000	313,821
Sabine Pass Liquefaction LLC	5.63	2-1-2021	695,000	760,132
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	604,834
Sabine Pass Liquefaction LLC	5.75	5-15-2024	545,000	608,803
Southern Natural Gas Company	4.40	6-15-2021	350,000	373,007
Spectra Energy Capital LLC	3.30	3-15-2023	140,000	140,139
Spectra Energy Capital LLC	8.00	10-1-2019	70,000	78,855
Spectra Energy Partners LP	2.95	9-25-2018	350,000	354,813
Spectra Energy Partners LP	4.75	3-15-2024	245,000	265,210
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	142,078
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	100,704
Sunoco Logistics Partner LP	5.30	4-1-2044	350,000	352,238
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	141,811
TC Pipelines LP	4.65	6-15-2021	210,000	223,423
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	212,542
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	285,993
Valero Energy Corporation	6.13	2-1-2020	45,000	49,523
Valero Energy Corporation	6.63	6-15-2037	700,000	850,928
Valero Energy Corporation	7.50	4-15-2032	210,000	274,252
Valero Energy Corporation	9.38	3-15-2019	175,000	197,066
Western Gas Partners LP	4.00	7-1-2022	280,000	291,065
Western Gas Partners LP	5.45	4-1-2044	350,000	365,629
Williams Partners LP	3.35	8-15-2022	175,000	177,594
Williams Partners LP	3.60	3-15-2022	350,000	360,241
Williams Partners LP	4.13	11-15-2020	210,000	221,191
Williams Partners LP	4.30	3-4-2024	350,000	368,292
Williams Partners LP	4.50	11-15-2023	280,000	298,611
Williams Partners LP	5.10	9-15-2045	350,000	360,987
Williams Partners LP	5.25	3-15-2020	448,000	485,284
Williams Partners LP	5.80	11-15-2043	350,000	391,443
Williams Partners LP	6.30	4-15-2040	273,000	322,169
XTO Energy Incorporated	6.50	12-15-2018	350,000	375,746
				47,957,175

28

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 5.56%
Banks : 2.54%
ABB Finance (USA) Incorporated	2.88%	5-8-2022	$770,000	$790,694
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	27,724
Bank of America Corporation	1.75	6-5-2018	750,000	751,373
Bank of America Corporation	2.15	11-9-2020	350,000	349,103
Bank of America Corporation	2.60	1-15-2019	388,000	391,828
Bank of America Corporation	3.25	10-21-2027	525,000	508,701
Bank of America Corporation	3.30	1-11-2023	1,120,000	1,141,396
Bank of America Corporation	3.50	4-19-2026	700,000	701,721
Bank of America Corporation ±	3.71	4-24-2028	750,000	756,147
Bank of America Corporation	3.95	4-21-2025	1,100,000	1,118,431
Bank of America Corporation	4.00	4-1-2024	525,000	551,234
Bank of America Corporation	4.13	1-22-2024	875,000	926,263
Bank of America Corporation	4.18	11-25-2027	560,000	571,238
Bank of America Corporation	4.20	8-26-2024	390,000	405,609
Bank of America Corporation	5.00	1-21-2044	340,000	383,046
Bank of America Corporation	5.49	3-15-2019	250,000	263,696
Bank of America Corporation	5.63	7-1-2020	1,050,000	1,150,798
Bank of America Corporation	5.70	1-24-2022	700,000	791,766
Bank of America Corporation	5.88	1-5-2021	350,000	390,585
Bank of America Corporation	5.88	2-7-2042	350,000	436,904
Bank of America Corporation	6.00	10-15-2036	300,000	376,181
Bank of America Corporation	7.63	6-1-2019	1,750,000	1,938,274
Bank One Corporation	7.63	10-15-2026	168,000	216,967
Bank One Corporation	8.00	4-29-2027	385,000	511,849
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	503,697
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	422,092
Branch Banking & Trust Corporation	3.95	3-22-2022	350,000	371,712
Branch Banking & Trust Corporation	6.85	4-30-2019	350,000	381,735
Citigroup Incorporated	2.45	1-10-2020	750,000	755,339
Citigroup Incorporated	2.50	9-26-2018	280,000	282,037
Citigroup Incorporated	2.50	7-29-2019	700,000	706,697
Citigroup Incorporated	2.75	4-25-2022	750,000	750,467
Citigroup Incorporated	3.30	4-27-2025	875,000	874,628
Citigroup Incorporated	3.38	3-1-2023	442,000	452,898
Citigroup Incorporated	3.50	5-15-2023	350,000	357,042
Citigroup Incorporated	3.88	10-25-2023	595,000	624,644
Citigroup Incorporated ±	3.89	1-10-2028	1,000,000	1,019,953
Citigroup Incorporated	4.05	7-30-2022	280,000	293,810
Citigroup Incorporated	4.40	6-10-2025	700,000	729,853
Citigroup Incorporated	4.45	9-29-2027	525,000	547,408
Citigroup Incorporated	4.60	3-9-2026	875,000	921,369
Citigroup Incorporated	4.65	7-30-2045	300,000	319,561
Citigroup Incorporated	4.75	5-18-2046	300,000	307,508
Citigroup Incorporated	5.50	9-13-2025	700,000	781,756
Citigroup Incorporated	5.88	1-30-2042	350,000	438,494
Citigroup Incorporated	6.00	10-31-2033	507,000	590,101
Citigroup Incorporated	6.13	8-25-2036	350,000	423,792
Citizens Bank NA	2.55	5-13-2021	500,000	501,871
Citizens Financial Group Incorporated	4.30	12-3-2025	245,000	256,469
City National Corporation	5.25	9-15-2020	140,000	152,708
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	700,000	704,158
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,050,000	1,060,613
Compass Bank	2.75	9-29-2019	250,000	252,697
Discover Bank	3.10	6-4-2020	500,000	510,495
Discover Bank	4.25	3-13-2026	250,000	259,280
Fifth Third Bancorp	2.30	3-1-2019	700,000	704,214
Fifth Third Bancorp	4.30	1-16-2024	350,000	370,209
Fifth Third Bank	2.88	10-1-2021	300,000	306,517
HSBC Bank USA NA	2.25	6-23-2019	330,000	331,912
HSBC Bank USA NA	4.88	8-24-2020	800,000	860,994
HSBC Bank USA NA	5.00	9-27-2020	350,000	377,410
HSBC Bank USA NA	5.63	8-15-2035	225,000	269,737
Huntington Bancshares Incorporated	2.60	8-2-2018	175,000	176,544
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	19,544

29

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Huntington National Bank	2.20%	11-6-2018	$1,050,000	$1,053,946
JPMorgan Chase & Company	1.85	3-22-2019	700,000	699,788
JPMorgan Chase & Company	2.25	1-23-2020	525,000	527,268
JPMorgan Chase & Company	2.35	1-28-2019	350,000	353,306
JPMorgan Chase & Company	2.75	6-23-2020	700,000	712,171
JPMorgan Chase & Company	2.95	10-1-2026	525,000	507,629
JPMorgan Chase & Company	3.13	1-23-2025	700,000	698,848
JPMorgan Chase & Company	3.20	1-25-2023	700,000	713,999
JPMorgan Chase & Company	3.25	9-23-2022	1,050,000	1,078,138
JPMorgan Chase & Company	3.30	4-1-2026	1,050,000	1,044,246
JPMorgan Chase & Company	3.38	5-1-2023	700,000	711,283
JPMorgan Chase & Company	4.13	12-15-2026	700,000	728,763
JPMorgan Chase & Company	4.25	10-15-2020	700,000	744,988
JPMorgan Chase & Company ±	4.26	2-22-2048	600,000	618,482
JPMorgan Chase & Company	4.40	7-22-2020	1,050,000	1,121,592
JPMorgan Chase & Company	4.50	1-24-2022	1,050,000	1,136,489
JPMorgan Chase & Company	4.63	5-10-2021	1,050,000	1,139,037
JPMorgan Chase & Company	5.60	7-15-2041	770,000	941,339
JPMorgan Chase & Company	5.63	8-16-2043	140,000	166,463
JPMorgan Chase & Company	6.40	5-15-2038	445,000	591,478
KeyCorp	2.30	12-13-2018	210,000	211,273
KeyCorp	5.10	3-24-2021	1,050,000	1,153,650
Manufacturers & Traders Trust Company	2.25	7-25-2019	595,000	599,324
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	344,580
PNC Bank NA	1.60	6-1-2018	700,000	700,304
PNC Bank NA	2.25	7-2-2019	750,000	754,631
PNC Bank NA	2.70	11-1-2022	350,000	351,542
PNC Bank NA	2.95	1-30-2023	300,000	305,008
PNC Bank NA	3.30	10-30-2024	500,000	514,471
PNC Bank NA	3.80	7-25-2023	300,000	317,010
PNC Bank NA	4.20	11-1-2025	250,000	270,527
Regions Financial Corporation	3.20	2-8-2021	700,000	717,099
Santander Bank	2.70	5-24-2019	350,000	353,094
Santander Holdings USA	4.50	7-17-2025	350,000	360,434
SunTrust Banks Incorporated	2.70	1-27-2022	500,000	503,536
SVB Financial Group	5.38	9-15-2020	112,000	122,304
Union Bank NA	2.63	9-26-2018	500,000	504,622
UnionBanCal Corporation	3.50	6-18-2022	140,000	144,874
US Bancorp	1.95	11-15-2018	175,000	175,951
US Bancorp	2.20	4-25-2019	700,000	707,244
US Bancorp	3.00	3-15-2022	350,000	359,952
US Bancorp	3.10	4-27-2026	700,000	699,006
US Bancorp	3.60	9-11-2024	350,000	364,602
US Bancorp	4.13	5-24-2021	350,000	377,548
Wachovia Bank NA (l)	6.60	1-15-2038	350,000	470,299
Wells Fargo & Company (l)	2.15	1-30-2020	1,250,000	1,255,288
Wells Fargo & Company (l)	3.00	2-19-2025	875,000	867,307
Wells Fargo & Company (l)	3.00	4-22-2026	875,000	854,886
Wells Fargo & Company (l)	3.00	10-23-2026	1,000,000	972,631
Wells Fargo & Company (l)	3.30	9-9-2024	450,000	456,617
Wells Fargo & Company (l)	3.45	2-13-2023	525,000	538,776
Wells Fargo & Company (l)	3.50	3-8-2022	700,000	731,775
Wells Fargo & Company (l)	3.90	5-1-2045	925,000	912,925
Wells Fargo & Company (l)	4.10	6-3-2026	700,000	728,062
Wells Fargo & Company (l)	4.13	8-15-2023	700,000	742,363
Wells Fargo & Company (l)	4.60	4-1-2021	875,000	947,508
Wells Fargo & Company (l)	5.38	11-2-2043	700,000	798,582
Wells Fargo & Company (l)	5.61	1-15-2044	700,000	824,025
Wells Fargo Bank NA (l)	5.95	8-26-2036	100,000	124,990
Wells Fargo Capital X (l)	5.95	12-1-2086	350,000	388,080
				73,239,446

Capital Markets : 1.15%
AGL Capital Corporation	4.40	6-1-2043	140,000	140,421

30

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Ameriprise Financial Incorporated	4.00%	10-15-2023	$350,000	$376,005
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	228,042
Ameriprise Financial Incorporated	7.30	6-28-2019	45,000	49,788
Ares Capital Corporation	3.88	1-15-2020	280,000	286,014
Ares Capital Corporation	4.88	11-30-2018	70,000	72,335
Bank of New York Mellon Corporation	2.10	1-15-2019	210,000	211,313
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	354,226
Bank of New York Mellon Corporation	2.60	8-17-2020	525,000	533,507
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	440,730
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	374,718
Bank of New York Mellon Corporation	4.15	2-1-2021	70,000	74,865
Bank of New York Mellon Corporation	5.45	5-15-2019	700,000	748,158
BlackRock Incorporated	3.38	6-1-2022	350,000	367,015
BlackRock Incorporated	5.00	12-10-2019	175,000	188,543
Charles Schwab Corporation	4.45	7-22-2020	140,000	149,975
Eaton Vance Corporation	3.63	6-15-2023	70,000	72,745
Franklin Resources Incorporated	2.80	9-15-2022	210,000	212,729
Franklin Resources Incorporated	4.63	5-20-2020	175,000	187,004
FS Investment Corporation	4.00	7-15-2019	175,000	176,360
Goldman Sachs Group Incorporated	3.00	4-26-2022	750,000	758,318
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,050,000	1,060,979
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	358,500
Goldman Sachs Group Incorporated	3.75	2-25-2026	350,000	357,189
Goldman Sachs Group Incorporated	4.80	7-8-2044	700,000	762,417
Goldman Sachs Group Incorporated	5.25	7-27-2021	770,000	849,687
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,050,000	1,137,072
Goldman Sachs Group Incorporated	5.75	1-24-2022	1,400,000	1,582,241
Goldman Sachs Group Incorporated	5.95	1-15-2027	749,000	880,325
Goldman Sachs Group Incorporated	6.00	6-15-2020	700,000	774,927
Goldman Sachs Group Incorporated	6.13	2-15-2033	700,000	870,472
Goldman Sachs Group Incorporated	6.25	2-1-2041	525,000	677,716
Goldman Sachs Group Incorporated	6.45	5-1-2036	700,000	870,296
Goldman Sachs Group Incorporated	6.75	10-1-2037	647,000	826,234
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,110,000	1,210,233
Jefferies Group Incorporated	5.13	1-20-2023	175,000	191,475
Jefferies Group Incorporated	6.25	1-15-2036	105,000	114,174
Jefferies Group Incorporated	6.45	6-8-2027	105,000	121,272
Jefferies Group Incorporated	6.50	1-20-2043	175,000	196,394
Jefferies Group Incorporated	6.88	4-15-2021	105,000	120,362
Legg Mason Incorporated	5.63	1-15-2044	420,000	441,042
Merrill Lynch & Company Incorporated	6.11	1-29-2037	420,000	504,381
Morgan Stanley	2.45	2-1-2019	420,000	423,141
Morgan Stanley	2.65	1-27-2020	525,000	531,696
Morgan Stanley	2.80	6-16-2020	700,000	711,911
Morgan Stanley	3.63	1-20-2027	500,000	504,121
Morgan Stanley	3.70	10-23-2024	700,000	721,967
Morgan Stanley	3.75	2-25-2023	822,000	857,625
Morgan Stanley	3.88	4-29-2024	700,000	730,694
Morgan Stanley	3.95	4-23-2027	700,000	709,656
Morgan Stanley	4.30	1-27-2045	350,000	356,734
Morgan Stanley	4.38	1-22-2047	500,000	515,529
Morgan Stanley	4.88	11-1-2022	634,000	691,084
Morgan Stanley	5.00	11-24-2025	525,000	573,872
Morgan Stanley	5.50	1-26-2020	700,000	759,228
Morgan Stanley	5.50	7-24-2020	350,000	383,176
Morgan Stanley	5.63	9-23-2019	900,000	969,532
Morgan Stanley	5.75	1-25-2021	875,000	974,106
Morgan Stanley	6.25	8-9-2026	300,000	362,199
Morgan Stanley	6.38	7-24-2042	300,000	397,205
Morgan Stanley	7.25	4-1-2032	329,000	453,487
Morgan Stanley	7.30	5-13-2019	280,000	307,602
Northern Trust Corporation	3.45	11-4-2020	350,000	365,528
Northern Trust Corporation	3.95	10-30-2025	175,000	187,264

31

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Raymond James Financial Incorporated	8.60%	8-15-2019	$70,000	$79,623
S&P Global Incorporated	4.00	6-15-2025	227,000	238,757
Stifel Financial Corporation	4.25	7-18-2024	140,000	143,551
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	145,129
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	151,882
				33,156,498

Consumer Finance : 0.86%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	265,388
American Express Company	2.65	12-2-2022	402,000	402,977
American Express Company	4.05	12-3-2042	633,000	639,976
American Express Company	8.13	5-20-2019	350,000	390,783
American Express Credit Corporation	2.13	7-27-2018	140,000	140,678
American Express Credit Corporation	2.25	8-15-2019	700,000	704,704
American Express Credit Corporation	2.38	5-26-2020	175,000	176,986
American Honda Finance Corporation	1.70	2-22-2019	525,000	525,213
American Honda Finance Corporation	2.13	10-10-2018	210,000	211,487
American Honda Finance Corporation	2.25	8-15-2019	350,000	353,119
Anadarko Finance Company Series B	7.50	5-1-2031	227,000	293,543
Bunge Limited Finance Corporation	8.50	6-15-2019	350,000	392,468
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,610
Capital One Bank USA NA	2.30	6-5-2019	700,000	701,881
Capital One Bank USA NA	2.40	9-5-2019	500,000	501,385
Capital One Bank USA NA	3.38	2-15-2023	500,000	505,447
Capital One Financial Corporation	3.75	7-28-2026	525,000	515,447
Capital One Financial Corporation	4.75	7-15-2021	315,000	340,939
Caterpillar Financial Services Corporation	2.10	6-9-2019	350,000	352,041
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	187,183
Caterpillar Financial Services Corporation	7.15	2-15-2019	175,000	190,628
Daimler Finance North America LLC	8.50	1-18-2031	297,000	451,236
Devon Financing Corporation LLC	7.88	9-30-2031	434,000	576,218
Discover Financial Services	3.85	11-21-2022	385,000	395,987
Discover Financial Services	5.20	4-27-2022	420,000	456,292
Ford Motor Credit Company LLC	2.38	3-12-2019	700,000	702,598
Ford Motor Credit Company LLC	2.94	1-8-2019	1,050,000	1,063,827
Ford Motor Credit Company LLC	3.34	3-18-2021	700,000	713,203
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	298,949
Ford Motor Credit Company LLC	4.25	9-20-2022	541,000	567,289
Ford Motor Credit Company LLC	4.75	1-15-2043	700,000	658,381
Ford Motor Credit Company LLC	5.88	8-2-2021	875,000	976,135
General Motors Financial Company	2.40	5-9-2019	350,000	351,062
General Motors Financial Company	3.15	1-15-2020	350,000	356,475
General Motors Financial Company	3.45	4-10-2022	700,000	709,388
General Motors Financial Company	4.00	1-15-2025	500,000	502,891
General Motors Financial Company	4.00	10-6-2026	750,000	740,691
General Motors Financial Company	4.20	3-1-2021	525,000	550,091
General Motors Financial Company Incorporated	3.70	5-9-2023	350,000	352,464
HSBC Finance Corporation	6.68	1-15-2021	475,000	540,234
John Deere Capital Corporation	1.95	12-13-2018	140,000	140,482
John Deere Capital Corporation	2.80	1-27-2023	350,000	356,084
John Deere Capital Corporation	3.90	7-12-2021	210,000	224,150
John Deere Capital Corporation	5.75	9-10-2018	350,000	368,159
National City Corporation	6.88	5-15-2019	350,000	382,110
Reed Elsevier Capital Incorporated	8.63	1-15-2019	350,000	385,580
Synchrony Financial	3.00	8-15-2019	525,000	532,478
Synchrony Financial	4.25	8-15-2024	525,000	537,722
Toyota Motor Credit Corporation	2.00	10-24-2018	280,000	281,851
Toyota Motor Credit Corporation	2.10	1-17-2019	245,000	246,886
Toyota Motor Credit Corporation	2.13	7-18-2019	560,000	564,542
Toyota Motor Credit Corporation	3.30	1-12-2022	1,050,000	1,094,762
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	257,047

32

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Toyota Motor Credit Corporation	4.50%	6-17-2020	$350,000	$376,014
				24,754,161

Diversified Financial Services : 0.26%
Block Financial LLC	5.50	11-1-2022	140,000	150,203
Boeing Capital Corporation	4.70	10-27-2019	350,000	373,982
CME Group Incorporated	5.30	9-15-2043	210,000	259,970
General Electric Capital Corporation	5.88	1-14-2038	501,000	644,559
General Electric Capital Corporation	6.15	8-7-2037	131,000	173,154
General Electric Capital Corporation	6.75	3-15-2032	421,000	580,851
General Electric Capital Corporation	6.88	1-10-2039	301,000	434,224
IntercontinentalExchange Incorporated	2.50	10-15-2018	157,000	159,115
IntercontinentalExchange Incorporated	2.75	12-1-2020	350,000	356,491
IntercontinentalExchange Incorporated	4.00	10-15-2023	140,000	150,181
Leucadia National Corporation	5.50	10-18-2023	168,000	181,288
Leucadia National Corporation	6.63	10-23-2043	84,000	87,543
Mellon Funding Corporation	5.50	11-15-2018	140,000	147,176
Moody’s Corporation	4.50	9-1-2022	175,000	188,652
Moody’s Corporation	4.88	2-15-2024	245,000	270,845
Moody’s Corporation	5.25	7-15-2044	210,000	240,968
NASDAQ OMX Group Incorporated	5.55	1-15-2020	350,000	378,441
National Credit Union Administration	3.45	6-12-2021	140,000	148,027
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	70,000	70,532
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	235,147
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	150,586
National Rural Utilities Cooperative Finance Corporation ±	4.75	4-30-2043	175,000	178,793
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	210,000	310,706
PNC Funding Corporation	5.13	2-8-2020	105,000	113,407
PNC Funding Corporation	6.70	6-10-2019	350,000	382,191
Private Export Funding Corporation	2.05	11-15-2022	175,000	174,933
Private Export Funding Corporation	2.25	3-15-2020	525,000	534,255
Private Export Funding Corporation	2.45	7-15-2024	210,000	207,911
Private Export Funding Corporation	4.30	12-15-2021	70,000	77,016
TECO Finance Incorporated	5.15	3-15-2020	45,000	48,066
				7,409,213

Insurance : 0.75%
ACE INA Holdings Incorporated	3.15	3-15-2025	700,000	713,502
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	363,025
ACE INA Holdings Incorporated	5.90	6-15-2019	350,000	378,286
Aegon Funding Corporation	5.75	12-15-2020	52,000	57,420
AFLAC Incorporated	3.63	6-15-2023	350,000	370,386
Alleghany Corporation	5.63	9-15-2020	70,000	76,988
Allied World Assurance	5.50	11-15-2020	210,000	228,951
Allstate Corporation	5.55	5-9-2035	581,000	708,740
Allstate Corporation ±	6.50	5-15-2067	140,000	160,563
American International Group Incorporated	3.90	4-1-2026	700,000	722,887
American International Group Incorporated	4.50	7-16-2044	525,000	535,626
American International Group Incorporated	4.88	6-1-2022	350,000	384,957
American International Group Incorporated	6.40	12-15-2020	200,000	227,812
AON Corporation	5.00	9-30-2020	385,000	415,982
AON Corporation	6.25	9-30-2040	70,000	87,286
Arch Capital Group Limited	5.14	11-1-2043	147,000	164,180
Assurant Incorporated	6.75	2-15-2034	262,000	320,002
AXIS Specialty Finance LLC	5.88	6-1-2020	140,000	153,793
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	175,000	176,297
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	154,978
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	200,000	213,205
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	222,925
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	201,780
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	429,446

33

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Berkshire Hathaway Incorporated	3.00%	2-11-2023	$75,000	$77,394
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	533,520
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	185,224
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	302,094
CHUBB Corporation	6.00	5-11-2037	196,000	254,536
CHUBB Corporation	6.50	5-15-2038	245,000	336,367
Cincinnati Financial Corporation	6.92	5-15-2028	52,000	67,734
CNA Financial Corporation	5.88	8-15-2020	350,000	387,395
CNA Financial Corporation	7.35	11-15-2019	206,000	230,735
Endurance Specialty Holdings Limited	7.00	7-15-2034	140,000	173,533
Fidelity National Financial Incorporated	5.50	9-1-2022	70,000	75,412
First American Financial Corporation	4.60	11-15-2024	70,000	70,940
GE Global Insurance Holding Corporation	7.00	2-15-2026	301,000	372,943
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	30,222
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	187,429
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	190,668
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	62,785
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	220,124
Lincoln National Corporation	4.00	9-1-2023	175,000	185,850
Lincoln National Corporation	4.85	6-24-2021	56,000	61,057
Lincoln National Corporation	6.15	4-7-2036	350,000	423,232
Lincoln National Corporation	6.25	2-15-2020	210,000	231,578
Loews Corporation	2.63	5-15-2023	105,000	104,656
Loews Corporation	4.13	5-15-2043	140,000	138,748
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	228,440
MetLife Incorporated	4.13	8-13-2042	210,000	213,574
MetLife Incorporated	4.37	9-15-2023	117,000	128,238
MetLife Incorporated	4.72	12-15-2044	175,000	194,235
MetLife Incorporated	4.75	2-8-2021	525,000	572,600
MetLife Incorporated	4.88	11-13-2043	350,000	395,439
MetLife Incorporated	5.70	6-15-2035	280,000	344,367
MetLife Incorporated	6.38	6-15-2034	196,000	255,606
MetLife Incorporated	6.50	12-15-2032	140,000	183,956
PartnerRe Finance B LLC	5.50	6-1-2020	175,000	191,106
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	180,817
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	143,254
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	190,961
Principal Financial Group Incorporated ±	4.70	5-15-2055	350,000	359,625
Progressive Corporation	6.25	12-1-2032	52,000	68,699
Protective Life Corporation	7.38	10-15-2019	350,000	391,386
Prudential Financial Incorporated	4.50	11-16-2021	175,000	190,887
Prudential Financial Incorporated	4.60	5-15-2044	350,000	377,917
Prudential Financial Incorporated ±	5.20	3-15-2044	175,000	184,844
Prudential Financial Incorporated ±	5.63	6-15-2043	175,000	190,313
Prudential Financial Incorporated ±	5.88	9-15-2042	350,000	388,063
Prudential Financial Incorporated	6.20	11-15-2040	175,000	225,887
Prudential Financial Incorporated	6.63	12-1-2037	45,000	59,829
Prudential Financial Incorporated	7.38	6-15-2019	248,000	274,958
Prudential Financial Incorporated ±	8.88	6-15-2068	140,000	149,450
Prudential Financial Incorporated Series B	5.75	7-15-2033	350,000	420,278
Prudential Financial Incorporated Series C	5.40	6-13-2035	126,000	147,174
Reinsurance Group of America Incorporated	4.70	9-15-2023	210,000	230,279
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	45,871
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	269,199
Torchmark Corporation	3.80	9-15-2022	245,000	253,826
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	93,850
Travelers Companies Incorporated	5.35	11-1-2040	245,000	300,908
Travelers Companies Incorporated	5.90	6-2-2019	350,000	378,082
Travelers Companies Incorporated	6.25	6-15-2037	255,000	338,472
Unum Group	4.00	3-15-2024	350,000	363,718
WR Berkley Corporation	5.38	9-15-2020	140,000	152,279
XL Capital Limited	6.25	5-15-2027	70,000	84,059
XL Capital Limited	6.38	11-15-2024	70,000	82,693
				21,618,332

34

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Thrifts & Mortgage Finance : 0.00%
People’s United Financial Incorporated	3.65%	12-6-2022	$105,000	$107,604

Health Care : 2.18%
Biotechnology : 0.57%
AbbVie Incorporated	2.00	11-6-2018	210,000	210,637
AbbVie Incorporated	2.30	5-14-2021	350,000	349,524
AbbVie Incorporated	2.50	5-14-2020	250,000	252,956
AbbVie Incorporated	2.90	11-6-2022	700,000	705,537
AbbVie Incorporated	3.20	5-14-2026	420,000	414,530
AbbVie Incorporated	3.60	5-14-2025	600,000	613,468
AbbVie Incorporated	4.30	5-14-2036	245,000	246,625
AbbVie Incorporated	4.40	11-6-2042	350,000	347,116
AbbVie Incorporated	4.45	5-14-2046	420,000	419,193
AbbVie Incorporated	4.70	5-14-2045	700,000	723,915
Amgen Incorporated	3.63	5-15-2022	700,000	733,658
Amgen Incorporated	3.63	5-22-2024	350,000	367,087
Amgen Incorporated	3.88	11-15-2021	750,000	795,556
Amgen Incorporated	4.10	6-15-2021	70,000	74,500
Amgen Incorporated	4.50	3-15-2020	45,000	47,930
Amgen Incorporated	4.95	10-1-2041	350,000	376,526
Amgen Incorporated	5.15	11-15-2041	245,000	271,178
Amgen Incorporated	5.75	3-15-2040	56,000	65,241
Amgen Incorporated	6.15	6-1-2018	175,000	182,692
Amgen Incorporated	6.38	6-1-2037	350,000	434,795
Amgen Incorporated	6.40	2-1-2039	175,000	219,864
Baxalta Incorporated	2.88	6-23-2020	280,000	284,927
Baxalta Incorporated	3.60	6-23-2022	140,000	145,238
Baxalta Incorporated	4.00	6-23-2025	455,000	475,226
Baxalta Incorporated	5.25	6-23-2045	280,000	319,440
Biogen Incorporated	5.20	9-15-2045	420,000	466,687
Celgene Corporation	2.88	8-15-2020	700,000	715,916
Celgene Corporation	3.25	8-15-2022	350,000	360,951
Celgene Corporation	3.63	5-15-2024	350,000	362,444
Celgene Corporation	3.88	8-15-2025	175,000	182,911
Celgene Corporation	3.95	10-15-2020	140,000	147,641
Celgene Corporation	4.00	8-15-2023	175,000	186,939
Celgene Corporation	5.00	8-15-2045	350,000	382,150
Celgene Corporation	5.25	8-15-2043	105,000	115,318
Genzyme Corporation	5.00	6-15-2020	140,000	152,291
Gilead Sciences Incorporated	2.05	4-1-2019	350,000	351,687
Gilead Sciences Incorporated	2.55	9-1-2020	525,000	533,362
Gilead Sciences Incorporated	3.50	2-1-2025	350,000	360,641
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	359,327
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	365,054
Gilead Sciences Incorporated	4.40	12-1-2021	560,000	607,497
Gilead Sciences Incorporated	4.50	4-1-2021	350,000	378,387
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	204,458
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	370,842
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	372,138
Gilead Sciences Incorporated	5.65	12-1-2041	280,000	328,705
				16,382,705

Health Care Equipment & Supplies : 0.48%
Abbott Laboratories	2.35	11-22-2019	700,000	704,279
Abbott Laboratories	2.90	11-30-2021	560,000	568,651
Abbott Laboratories	3.25	4-15-2023	350,000	355,310
Abbott Laboratories	3.75	11-30-2026	560,000	571,147
Abbott Laboratories	4.13	5-27-2020	175,000	185,207
Abbott Laboratories	4.75	4-15-2043	210,000	216,739
Abbott Laboratories	4.90	11-30-2046	700,000	744,675
Abbott Laboratories	5.13	4-1-2019	97,000	102,434

35

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
Abbott Laboratories	5.30%	5-27-2040	$175,000	$194,082
Abbott Laboratories	6.00	4-1-2039	105,000	125,509
Abbott Laboratories	6.15	11-30-2037	166,000	201,769
Becton Dickinson & Company	2.68	12-15-2019	436,000	441,318
Becton Dickinson & Company %%	2.89	6-6-2022	500,000	501,030
Becton Dickinson & Company	3.13	11-8-2021	210,000	213,232
Becton Dickinson & Company	3.25	11-12-2020	245,000	251,671
Becton Dickinson & Company %%	3.70	6-6-2027	750,000	752,460
Becton Dickinson & Company	4.69	12-15-2044	350,000	354,800
Boston Scientific Corporation	3.85	5-15-2025	200,000	206,212
Boston Scientific Corporation	6.00	1-15-2020	245,000	267,602
Boston Scientific Corporation	7.38	1-15-2040	210,000	275,201
C.R. Bard Incorporated	4.40	1-15-2021	118,000	124,498
Edwards Lifesciences Corporation	2.88	10-15-2018	105,000	106,250
Medtronic Incorporated	2.75	4-1-2023	700,000	705,611
Medtronic Incorporated	3.15	3-15-2022	350,000	363,690
Medtronic Incorporated	3.50	3-15-2025	600,000	625,619
Medtronic Incorporated	4.45	3-15-2020	280,000	299,171
Medtronic Incorporated	4.50	3-15-2042	140,000	150,437
Medtronic Incorporated	4.63	3-15-2044	175,000	192,009
Medtronic Incorporated	4.63	3-15-2045	1,025,000	1,138,408
Medtronic Incorporated	5.55	3-15-2040	210,000	255,842
Stryker Corporation	3.50	3-15-2026	700,000	717,173
Stryker Corporation	4.10	4-1-2043	175,000	171,026
Stryker Corporation	4.38	1-15-2020	105,000	111,234
Stryker Corporation	4.63	3-15-2046	350,000	372,734
Zimmer Holdings Incorporated	2.70	4-1-2020	500,000	505,892
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	502,464
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	264,198
				13,839,584

Health Care Providers & Services : 0.51%
Aetna Incorporated	2.20	3-15-2019	350,000	352,595
Aetna Incorporated	2.75	11-15-2022	210,000	211,580
Aetna Incorporated	4.13	6-1-2021	140,000	149,021
Aetna Incorporated	4.13	11-15-2042	175,000	177,482
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	218,957
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	176,283
AmerisourceBergen Corporation	4.88	11-15-2019	175,000	186,318
Cardinal Health Incorporated	3.20	3-15-2023	157,000	160,563
Cardinal Health Incorporated	3.50	11-15-2024	350,000	359,207
Catholic Health Initiatives	4.35	11-1-2042	175,000	153,035
CIGNA Corporation	4.00	2-15-2022	175,000	185,480
CIGNA Corporation	4.50	3-15-2021	70,000	74,872
CIGNA Corporation	5.13	6-15-2020	150,000	162,609
CIGNA Corporation	5.38	2-15-2042	245,000	291,742
CIGNA Corporation	5.88	3-15-2041	231,000	286,350
CIGNA Corporation	6.15	11-15-2036	35,000	43,956
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	450,753
Dignity Health	2.64	11-1-2019	350,000	352,175
Express Scripts Holding Company	3.50	6-15-2024	420,000	421,442
Express Scripts Holding Company	3.90	2-15-2022	350,000	366,127
Express Scripts Holding Company	6.13	11-15-2041	175,000	207,196
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	351,314
Humana Incorporated	3.15	12-1-2022	210,000	213,938
Humana Incorporated	3.85	10-1-2024	350,000	364,093
Humana Incorporated	4.95	10-1-2044	350,000	385,153
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	198,339
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	355,222
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,721
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	110,128
Laboratory Corporation of America Holdings	4.63	11-15-2020	350,000	373,221
Mayo Clinic Rochester	4.00	11-15-2047	70,000	71,232
McKesson Corporation	2.28	3-15-2019	350,000	352,072

36

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
McKesson Corporation	2.85%	3-15-2023	$140,000	$139,882
McKesson Corporation	4.88	3-15-2044	350,000	376,004
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	368,050
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	121,146
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	440,686
UnitedHealth Group Incorporated	1.63	3-15-2019	175,000	174,648
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	327,671
UnitedHealth Group Incorporated	2.88	3-15-2023	350,000	356,802
UnitedHealth Group Incorporated	3.75	7-15-2025	700,000	740,286
UnitedHealth Group Incorporated	3.95	10-15-2042	350,000	350,680
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	184,484
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	393,691
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	219,099
UnitedHealth Group Incorporated	5.95	2-15-2041	350,000	449,517
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	143,317
UnitedHealth Group Incorporated	6.88	2-15-2038	350,000	491,164
WellPoint Incorporated	2.25	8-15-2019	280,000	281,368
WellPoint Incorporated	2.30	7-15-2018	105,000	105,670
WellPoint Incorporated	3.13	5-15-2022	350,000	357,613
WellPoint Incorporated	3.30	1-15-2023	175,000	179,341
WellPoint Incorporated	4.65	1-15-2043	315,000	334,226
WellPoint Incorporated	7.00	2-15-2019	350,000	378,546
				14,717,067

Life Sciences Tools & Services : 0.06%
Life Technologies Corporation	5.00	1-15-2021	105,000	113,109
Life Technologies Corporation	6.00	3-1-2020	175,000	191,947
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	280,000	282,138
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	356,543
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	217,039
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	292,222
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	299,397
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	161,139
				1,913,534

Pharmaceuticals : 0.56%
Allergan Incorporated	2.80	3-15-2023	157,000	156,114
Allergan Incorporated	3.38	9-15-2020	350,000	360,094
Bristol-Myers Squibb Company	1.75	3-1-2019	175,000	175,250
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	172,152
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	113,302
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	157,860
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	219,421
Eli Lilly & Company	2.75	6-1-2025	70,000	70,237
Eli Lilly & Company	3.70	3-1-2045	350,000	343,441
Eli Lilly & Company	5.50	3-15-2027	280,000	338,715
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	142,532
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	249,268
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	455,000	611,118
Johnson & Johnson	1.13	3-1-2019	350,000	348,355
Johnson & Johnson	2.45	3-1-2026	525,000	513,962
Johnson & Johnson	3.70	3-1-2046	175,000	177,975
Johnson & Johnson	4.50	9-1-2040	210,000	237,437
Johnson & Johnson	4.85	5-15-2041	140,000	164,937
Johnson & Johnson	4.95	5-15-2033	126,000	150,360
Johnson & Johnson	5.15	7-15-2018	350,000	364,518
Johnson & Johnson	5.85	7-15-2038	350,000	463,092
Merck & Company Incorporated	2.40	9-15-2022	350,000	353,262
Merck & Company Incorporated	2.75	2-10-2025	270,000	270,325
Merck & Company Incorporated	2.80	5-18-2023	455,000	465,129
Merck & Company Incorporated	3.60	9-15-2042	175,000	169,820

37

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	3.70%	2-10-2045	$200,000	$197,287
Merck & Company Incorporated	3.88	1-15-2021	245,000	260,975
Merck & Company Incorporated	4.15	5-18-2043	350,000	369,206
Merck & Company Incorporated	5.00	6-30-2019	175,000	186,647
Merck & Company Incorporated	5.85	6-30-2039	52,000	67,430
Mylan Incorporated	2.55	3-28-2019	78,000	78,561
Mylan Incorporated	2.60	6-24-2018	700,000	704,858
Mylan Incorporated	5.40	11-29-2043	23,000	24,638
Novartis Capital Corporation	2.40	9-21-2022	350,000	353,865
Novartis Capital Corporation	3.40	5-6-2024	600,000	629,128
Novartis Capital Corporation	3.70	9-21-2042	175,000	172,961
Novartis Capital Corporation	4.40	4-24-2020	350,000	375,240
Pfizer Incorporated	1.50	6-15-2018	350,000	350,319
Pfizer Incorporated	1.70	12-15-2019	700,000	701,208
Pfizer Incorporated	3.00	12-15-2026	700,000	703,379
Pfizer Incorporated	3.40	5-15-2024	350,000	369,004
Pfizer Incorporated	4.13	12-15-2046	420,000	436,616
Pfizer Incorporated	4.30	6-15-2043	210,000	222,259
Pfizer Incorporated	6.50	2-1-2034	350,000	459,732
Pharmacia Corporation	6.60	12-1-2028	350,000	462,080
Schering-Plough Corporation	6.50	12-1-2033	175,000	233,662
Schering-Plough Corporation	6.55	9-15-2037	140,000	192,746
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	175,000	175,030
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	280,000	321,903
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	350,000	365,035
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	91,000	98,862
Zoetis Incorporated	3.25	2-1-2023	420,000	432,559
Zoetis Incorporated	4.70	2-1-2043	350,000	374,756
				16,108,622

Industrials : 1.56%
Aerospace & Defense : 0.45%
Boeing Company	4.88	2-15-2020	98,000	105,922
Boeing Company	5.88	2-15-2040	21,000	27,579
Boeing Company	6.00	3-15-2019	210,000	225,418
Boeing Company	6.13	2-15-2033	126,000	164,611
Boeing Company	6.88	3-15-2039	560,000	806,955
General Dynamics Corporation	2.25	11-15-2022	350,000	349,297
General Dynamics Corporation	3.88	7-15-2021	140,000	149,873
Honeywell International Incorporated	3.35	12-1-2023	140,000	146,361
Honeywell International Incorporated	4.25	3-1-2021	35,000	37,848
Honeywell International Incorporated	5.38	3-1-2041	255,000	315,520
Honeywell International Incorporated	5.70	3-15-2037	175,000	223,148
L-3 Communications Corporation	4.95	2-15-2021	350,000	378,122
L-3 Communications Corporation	5.20	10-15-2019	350,000	375,156
Lockheed Martin Corporation	3.35	9-15-2021	175,000	182,849
Lockheed Martin Corporation	3.55	1-15-2026	700,000	727,916
Lockheed Martin Corporation	3.80	3-1-2045	350,000	342,657
Lockheed Martin Corporation	4.07	12-15-2042	229,000	232,617
Lockheed Martin Corporation	4.25	11-15-2019	700,000	739,169
Lockheed Martin Corporation	4.70	5-15-2046	350,000	390,553
Lockheed Martin Corporation Series B	6.15	9-1-2036	122,000	157,322
Northrop Grumman Corporation	1.75	6-1-2018	210,000	210,288
Northrop Grumman Corporation	3.25	8-1-2023	245,000	254,116
Northrop Grumman Corporation	3.50	3-15-2021	210,000	220,613
Northrop Grumman Corporation	4.75	6-1-2043	350,000	392,147
Northrop Grumman Corporation	5.05	8-1-2019	59,000	62,800
Northrop Grumman Corporation	5.05	11-15-2040	70,000	80,256
Northrop Grumman Corporation	7.75	2-15-2031	210,000	301,825
Precision Castparts Corporation	2.50	1-15-2023	175,000	175,336
Precision Castparts Corporation	3.25	6-15-2025	210,000	215,965
Precision Castparts Corporation	3.90	1-15-2043	140,000	141,269
Raytheon Company	2.50	12-15-2022	245,000	247,612

38

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
Raytheon Company	4.40%	2-15-2020	$420,000	$448,433
Raytheon Company	4.70	12-15-2041	350,000	397,359
Raytheon Company	7.20	8-15-2027	84,000	113,559
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	256,425
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	191,375
Rockwell Collins Incorporated	5.25	7-15-2019	35,000	37,296
Textron Incorporated	4.30	3-1-2024	140,000	148,694
United Technologies Corporation	3.10	6-1-2022	587,000	608,092
United Technologies Corporation	4.50	4-15-2020	350,000	375,913
United Technologies Corporation	4.50	6-1-2042	723,000	784,493
United Technologies Corporation	5.70	4-15-2040	350,000	438,962
United Technologies Corporation	6.05	6-1-2036	280,000	357,085
United Technologies Corporation	7.50	9-15-2029	301,000	427,514
				12,966,320

Air Freight & Logistics : 0.11%
FedEx Corporation	2.63	8-1-2022	337,000	339,424
FedEx Corporation	3.88	8-1-2042	140,000	130,821
FedEx Corporation	4.00	1-15-2024	203,000	218,239
FedEx Corporation	4.55	4-1-2046	350,000	358,603
FedEx Corporation	4.90	1-15-2034	175,000	192,800
FedEx Corporation	5.10	1-15-2044	210,000	232,046
FedEx Corporation	8.00	1-15-2019	280,000	306,942
United Parcel Service Incorporated	2.45	10-1-2022	280,000	284,695
United Parcel Service Incorporated	3.13	1-15-2021	630,000	657,451
United Parcel Service Incorporated	6.20	1-15-2038	206,000	276,426
				2,997,447

Airlines : 0.07%
American Airlines	4.00	1-15-2027	433,453	450,201
American Airlines	4.95	7-15-2024	494,765	528,780
Continental Airlines Incorporated Series A	7.25	5-10-2021	91,121	101,258
Delta Air Lines Incorporated	6.82	2-10-2024	40,225	46,379
United Airlines Incorporated	4.00	10-11-2027	310,708	321,583
United Airlines Incorporated	4.30	2-15-2027	204,397	216,405
US Airways Group Incorporated	3.95	5-15-2027	84,583	87,332
US Airways Group Incorporated	4.63	12-3-2026	133,800	141,828
				1,893,766

Building Products : 0.06%
Johnson Controls International plc	3.90	2-14-2026	500,000	527,858
Johnson Controls International plc	4.25	3-1-2021	120,000	127,964
Johnson Controls International plc	4.63	7-2-2044	350,000	371,693
Johnson Controls International plc	5.00	3-30-2020	100,000	107,308
Masco Corporation	3.50	4-1-2021	245,000	251,845
Masco Corporation	4.38	4-1-2026	190,000	202,692
Owens Corning Incorporated	4.20	12-15-2022	149,000	158,207
				1,747,567

Commercial Services & Supplies : 0.10%
Black & Decker Corporation	3.40	12-1-2021	280,000	292,569
Cintas Corporation No. 2	3.25	6-1-2022	70,000	72,254
Cintas Corporation No. 2	4.30	6-1-2021	42,000	44,940
Cintas Corporation No. 2	6.15	8-15-2036	35,000	43,477
Equifax Incorporated	3.30	12-15-2022	162,000	166,474
Pitney Bowes Incorporated	4.63	3-15-2024	350,000	357,086
Republic Services Incorporated	3.55	6-1-2022	700,000	732,910
Republic Services Incorporated	4.75	5-15-2023	210,000	232,910

39

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Republic Services Incorporated	5.25%	11-15-2021	$35,000	$39,130
Republic Services Incorporated	5.50	9-15-2019	87,000	93,840
Waste Management Incorporated	4.10	3-1-2045	350,000	360,373
Waste Management Incorporated	4.60	3-1-2021	140,000	151,732
Waste Management Incorporated	4.75	6-30-2020	350,000	378,860
				2,966,555

Electrical Equipment : 0.07%
Eaton Corporation	4.15	11-2-2042	350,000	354,305
Eaton Corporation	6.95	3-20-2019	140,000	152,080
Emerson Electric Company	3.15	6-1-2025	210,000	216,776
Emerson Electric Company	4.25	11-15-2020	140,000	150,858
Emerson Electric Company	4.88	10-15-2019	140,000	150,099
Emerson Electric Company	5.25	10-15-2018	35,000	36,749
Emerson Electric Company	5.25	11-15-2039	350,000	412,006
Hubbell Incorporated	3.63	11-15-2022	140,000	146,577
Roper Industries Incorporated	2.05	10-1-2018	350,000	350,962
Roper Industries Incorporated	6.25	9-1-2019	140,000	152,181
				2,122,593

Industrial Conglomerates : 0.09%
3M Company	2.00	6-26-2022	507,000	505,251
3M Company	5.70	3-15-2037	227,000	287,086
GATX Corporation	2.50	3-15-2019	117,000	117,712
GATX Corporation	4.85	6-1-2021	70,000	76,194
General Electric Company	2.70	10-9-2022	700,000	716,045
General Electric Company	4.13	10-9-2042	525,000	547,667
General Electric Company	4.50	3-11-2044	200,000	219,764
				2,469,719

Machinery : 0.26%
Caterpillar Incorporated	3.80	8-15-2042	105,000	104,200
Caterpillar Incorporated	3.90	5-27-2021	700,000	748,142
Caterpillar Incorporated	4.30	5-15-2044	350,000	372,354
Caterpillar Incorporated	6.05	8-15-2036	630,000	807,632
Cummins Incorporated	3.65	10-1-2023	117,000	124,437
Cummins Incorporated	4.88	10-1-2043	60,000	68,053
Deere & Company	2.60	6-8-2022	350,000	355,520
Deere & Company	3.90	6-9-2042	350,000	361,403
Deere & Company	4.38	10-16-2019	980,000	1,039,851
Deere & Company	5.38	10-16-2029	210,000	255,395
Dover Corporation	4.30	3-1-2021	350,000	373,926
Dover Corporation	5.38	10-15-2035	140,000	163,826
Flowserve Corporation	4.00	11-15-2023	75,000	78,297
IDEX Corporation	4.50	12-15-2020	70,000	74,367
Illinois Tool Works Incorporated	1.95	3-1-2019	350,000	352,123
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	88,102
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	221,328
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	238,274
Illinois Tool Works Incorporated	6.25	4-1-2019	108,000	116,946
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	700,000	758,318
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	175,000	185,647
Kennametal Incorporated	2.65	11-1-2019	105,000	105,053
Kennametal Incorporated	3.88	2-15-2022	69,000	69,615
Parker Hannifin Corporation	3.50	9-15-2022	70,000	74,207
Parker Hannifin Corporation	6.25	5-15-2038	42,000	54,788
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	250,317
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	70,000	73,675
				7,515,796

40

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Professional Services : 0.02%
Verisk Analytics Incorporated	4.00%	6-15-2025	$420,000	$434,553
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	184,581
				619,134

Road & Rail : 0.31%
BNSF Railway Company	5.75	5-1-2040	385,000	485,565
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	216,356
Burlington Northern Santa Fe LLC	3.05	3-15-2022	350,000	362,734
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	219,615
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	373,006
Burlington Northern Santa Fe LLC	4.40	3-15-2042	200,000	214,867
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	227,042
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	230,133
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	92,933
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	160,839
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	202,966
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	248,625
CSX Corporation	3.40	8-1-2024	278,000	287,693
CSX Corporation	3.70	10-30-2020	175,000	183,422
CSX Corporation	4.10	3-15-2044	280,000	284,122
CSX Corporation	4.25	6-1-2021	140,000	149,653
CSX Corporation	4.50	8-1-2054	350,000	361,625
CSX Corporation	4.75	5-30-2042	161,000	176,541
CSX Corporation	6.00	10-1-2036	210,000	260,990
CSX Corporation	6.15	5-1-2037	224,000	285,368
CSX Corporation	6.22	4-30-2040	140,000	181,260
Kansas City Southern	3.00	5-15-2023	51,000	51,178
Kansas City Southern	4.30	5-15-2043	140,000	137,365
Norfolk Southern Corporation	2.90	2-15-2023	400,000	406,184
Norfolk Southern Corporation	3.00	4-1-2022	350,000	359,283
Norfolk Southern Corporation	3.85	1-15-2024	140,000	148,354
Norfolk Southern Corporation	3.95	10-1-2042	84,000	82,997
Norfolk Southern Corporation	5.90	6-15-2019	45,000	48,568
Norfolk Southern Corporation	6.00	5-23-2111	350,000	417,762
Ryder System Incorporated	2.45	11-15-2018	245,000	246,995
Ryder System Incorporated	2.50	5-11-2020	140,000	140,706
Union Pacific Corporation	2.25	2-15-2019	140,000	141,512
Union Pacific Corporation	3.25	1-15-2025	175,000	181,205
Union Pacific Corporation	3.75	3-15-2024	140,000	148,959
Union Pacific Corporation	3.80	10-1-2051	519,000	500,444
Union Pacific Corporation	4.15	1-15-2045	175,000	181,389
Union Pacific Corporation	4.16	7-15-2022	306,000	332,630
Union Pacific Corporation	4.30	6-15-2042	175,000	183,662
				8,914,548

Trading Companies & Distributors : 0.02%
Air Lease Corporation «	3.38	1-15-2019	375,000	382,568
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	300,913
				683,481

Information Technology : 2.12%
Communications Equipment : 0.23%
Cisco Systems Incorporated	1.60	2-28-2019	525,000	525,424
Cisco Systems Incorporated	2.20	2-28-2021	700,000	705,149
Cisco Systems Incorporated	2.45	6-15-2020	420,000	427,806
Cisco Systems Incorporated	2.90	3-4-2021	210,000	216,602
Cisco Systems Incorporated	3.00	6-15-2022	140,000	144,810
Cisco Systems Incorporated	3.63	3-4-2024	350,000	372,084

41

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Cisco Systems Incorporated	4.45%	1-15-2020	$665,000	$710,612
Cisco Systems Incorporated	4.95	2-15-2019	560,000	591,416
Cisco Systems Incorporated	5.50	1-15-2040	490,000	610,401
Harris Corporation	4.40	12-15-2020	210,000	223,054
Motorola Incorporated	3.50	3-1-2023	385,000	386,477
Motorola Incorporated	7.50	5-15-2025	84,000	101,392
Qualcomm Incorporated	2.25	5-20-2020	500,000	504,485
Qualcomm Incorporated	3.45	5-20-2025	700,000	721,179
Qualcomm Incorporated	4.80	5-20-2045	420,000	449,774
				6,690,665

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	110,238
Amphenol Corporation	2.55	1-30-2019	140,000	141,457
Amphenol Corporation	4.00	2-1-2022	210,000	223,200
Arrow Electronics Incorporated	6.00	4-1-2020	70,000	76,518
Avnet Incorporated	5.88	6-15-2020	70,000	75,812
Corning Incorporated	2.90	5-15-2022	350,000	354,615
Corning Incorporated	4.25	8-15-2020	175,000	185,246
Corning Incorporated	5.75	8-15-2040	105,000	121,879
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	178,410
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	184,592
				1,651,967

Internet Software & Services : 0.06%
Alphabet Incorporated	3.38	2-25-2024	87,000	91,805
Alphabet Incorporated	3.63	5-19-2021	350,000	373,560
eBay Incorporated	2.60	7-15-2022	245,000	244,973
eBay Incorporated	2.88	8-1-2021	350,000	355,537
eBay Incorporated	3.25	10-15-2020	140,000	144,462
eBay Incorporated	3.45	8-1-2024	245,000	249,331
eBay Incorporated	4.00	7-15-2042	175,000	153,795
				1,613,463

IT Services : 0.35%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	70,000	73,396
Computer Sciences Corporation	4.45	9-15-2022	140,000	149,348
Fidelity National Information Services Incorporated	3.50	4-15-2023	92,000	95,199
Fidelity National Information Services Incorporated	3.63	10-15-2020	350,000	365,748
Fidelity National Information Services Incorporated	5.00	10-15-2025	700,000	780,234
Fiserv Incorporated	2.70	6-1-2020	280,000	284,120
Fiserv Incorporated	3.50	10-1-2022	280,000	290,521
Fiserv Incorporated	3.85	6-1-2025	210,000	219,167
IBM Corporation	1.63	5-15-2020	350,000	347,751
IBM Corporation	1.88	8-1-2022	280,000	273,469
IBM Corporation	1.95	2-12-2019	350,000	352,278
IBM Corporation	3.38	8-1-2023	280,000	292,541
IBM Corporation	4.00	6-20-2042	350,000	349,187
IBM Corporation	5.60	11-30-2039	630,000	775,185
IBM Corporation	5.88	11-29-2032	175,000	225,337
IBM Corporation	7.00	10-30-2025	210,000	268,618
IBM Corporation	7.63	10-15-2018	350,000	377,696
MasterCard Incorporated	3.38	4-1-2024	700,000	734,070
Total System Services Incorporated	2.38	6-1-2018	143,000	143,595
Total System Services Incorporated	3.75	6-1-2023	105,000	107,704
Visa Incorporated	2.20	12-14-2020	700,000	706,220
Visa Incorporated	3.15	12-14-2025	800,000	817,945
Visa Incorporated	4.30	12-14-2045	700,000	757,062
Western Union Company	5.25	4-1-2020	56,000	60,275
Western Union Company	6.20	11-17-2036	122,000	129,481
Xerox Corporation	4.50	5-15-2021	700,000	739,570

42

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Xerox Corporation	5.63%	12-15-2019	$140,000	$150,312
Xerox Corporation	6.75	12-15-2039	70,000	74,694
				9,940,723

Semiconductors & Semiconductor Equipment : 0.25%
Altera Corporation	2.50	11-15-2018	175,000	177,558
Analog Devices Incorporated	2.88	6-1-2023	105,000	105,255
Applied Materials Incorporated	4.30	6-15-2021	210,000	227,525
Applied Materials Incorporated	5.85	6-15-2041	140,000	176,651
Broadcom Corporation 144A	3.00	1-15-2022	500,000	503,808
Broadcom Corporation 144A	3.88	1-15-2027	1,000,000	1,014,797
Intel Corporation	2.70	12-15-2022	385,000	391,813
Intel Corporation	3.30	10-1-2021	593,000	622,162
Intel Corporation	3.70	7-29-2025	700,000	740,508
Intel Corporation	4.25	12-15-2042	175,000	182,195
Intel Corporation	4.80	10-1-2041	450,000	508,358
Intel Corporation	4.90	7-29-2045	525,000	602,902
KLA-Tencor Corporation	4.65	11-1-2024	700,000	758,114
Lam Research Corporation	2.80	6-15-2021	350,000	354,447
Maxim Integrated Product Incorporated	3.38	3-15-2023	140,000	142,638
Texas Instruments Incorporated	1.65	8-3-2019	175,000	174,886
Texas Instruments Incorporated	2.25	5-1-2023	175,000	172,845
Xilinx Incorporated	2.13	3-15-2019	175,000	176,006
Xilinx Incorporated	3.00	3-15-2021	175,000	179,856
				7,212,324

Software : 0.61%
Adobe Systems Incorporated	4.75	2-1-2020	227,000	244,676
Autodesk Incorporated	3.60	12-15-2022	175,000	180,620
CA Incorporated	5.38	12-1-2019	350,000	376,376
Microsoft Corporation	1.10	8-8-2019	700,000	693,834
Microsoft Corporation	1.63	12-6-2018	280,000	281,374
Microsoft Corporation	2.00	11-3-2020	490,000	493,532
Microsoft Corporation	2.40	8-8-2026	875,000	842,896
Microsoft Corporation	2.70	2-12-2025	650,000	650,221
Microsoft Corporation	3.00	10-1-2020	280,000	291,047
Microsoft Corporation	3.30	2-6-2027	1,200,000	1,239,954
Microsoft Corporation	3.63	12-15-2023	700,000	746,901
Microsoft Corporation	3.70	8-8-2046	875,000	854,254
Microsoft Corporation	3.75	5-1-2043	33,000	32,524
Microsoft Corporation	3.75	2-12-2045	350,000	343,069
Microsoft Corporation	3.95	8-8-2056	750,000	732,293
Microsoft Corporation	4.00	2-8-2021	350,000	376,304
Microsoft Corporation	4.00	2-12-2055	350,000	347,264
Microsoft Corporation	4.20	6-1-2019	612,000	643,716
Microsoft Corporation	4.45	11-3-2045	700,000	763,631
Microsoft Corporation	4.50	10-1-2040	350,000	389,597
Microsoft Corporation	4.88	12-15-2043	140,000	161,570
Microsoft Corporation	5.20	6-1-2039	77,000	92,851
Microsoft Corporation	5.30	2-8-2041	350,000	427,211
Oracle Corporation	2.38	1-15-2019	420,000	425,732
Oracle Corporation	2.40	9-15-2023	490,000	485,407
Oracle Corporation	2.50	10-15-2022	560,000	564,985
Oracle Corporation	2.65	7-15-2026	700,000	678,939
Oracle Corporation	2.80	7-8-2021	250,000	257,374
Oracle Corporation	2.95	5-15-2025	700,000	704,431
Oracle Corporation	3.63	7-15-2023	280,000	297,159
Oracle Corporation	3.85	7-15-2036	350,000	353,915
Oracle Corporation	3.88	7-15-2020	245,000	259,795
Oracle Corporation	4.00	7-15-2046	350,000	347,508
Oracle Corporation	4.30	7-8-2034	175,000	187,158

43

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Oracle Corporation	4.38%	5-15-2055	$200,000	$206,333
Oracle Corporation	4.50	7-8-2044	350,000	373,361
Oracle Corporation	5.00	7-8-2019	420,000	448,555
Oracle Corporation	5.38	7-15-2040	420,000	505,384
Oracle Corporation	6.13	7-8-2039	140,000	182,873
Oracle Corporation	6.50	4-15-2038	175,000	236,774
				17,721,398

Technology Hardware, Storage & Peripherals : 0.56%
Apple Incorporated	2.00	5-6-2020	700,000	705,617
Apple Incorporated	2.25	2-23-2021	700,000	708,149
Apple Incorporated	2.30	5-11-2022	750,000	752,610
Apple Incorporated	2.40	5-3-2023	705,000	701,378
Apple Incorporated	2.50	2-9-2022	500,000	507,157
Apple Incorporated	3.20	5-13-2025	525,000	537,918
Apple Incorporated	3.20	5-11-2027	750,000	761,205
Apple Incorporated	3.25	2-23-2026	475,000	486,909
Apple Incorporated	3.35	2-9-2027	1,000,000	1,025,989
Apple Incorporated	3.45	5-6-2024	700,000	733,444
Apple Incorporated	3.45	2-9-2045	700,000	649,655
Apple Incorporated	3.85	5-4-2043	700,000	692,680
Apple Incorporated	4.38	5-13-2045	350,000	374,487
Apple Incorporated	4.65	2-23-2046	875,000	970,705
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	475,000	486,233
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	700,000	737,689
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	1,000,000	1,103,006
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	903,461
Hewlett-Packard Company	3.75	12-1-2020	29,000	30,339
Hewlett-Packard Company	4.05	9-15-2022	175,000	184,993
Hewlett-Packard Company	4.30	6-1-2021	350,000	372,718
Hewlett-Packard Company	4.65	12-9-2021	350,000	378,942
Hewlett-Packard Company	6.00	9-15-2041	332,000	352,607
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	740,030
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	563,666
HP Enterprise Company	3.60	10-15-2020	775,000	805,853
				16,267,440

Materials : 0.53%
Chemicals : 0.32%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	181,445
Air Products & Chemicals Incorporated	3.35	7-31-2024	245,000	255,135
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	110,919
Albemarle Corporation	5.45	12-1-2044	140,000	160,480
Celanese US Holdings LLC	4.63	11-15-2022	119,000	129,331
Celanese US Holdings LLC	5.88	6-15-2021	98,000	110,385
Dow Chemical Company	3.50	10-1-2024	175,000	180,930
Dow Chemical Company	4.13	11-15-2021	350,000	374,001
Dow Chemical Company	4.25	10-1-2034	175,000	178,726
Dow Chemical Company	4.38	11-15-2042	350,000	358,793
Dow Chemical Company	5.25	11-15-2041	175,000	199,347
Dow Chemical Company	7.38	11-1-2029	420,000	574,589
Dow Chemical Company	8.55	5-15-2019	458,000	516,577
E.I. du Pont de Nemours & Company	3.63	1-15-2021	350,000	366,848
E.I. du Pont de Nemours & Company	4.15	2-15-2043	210,000	211,587
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	296,536
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	149,088
E.I. du Pont de Nemours & Company	5.60	12-15-2036	17,000	20,221
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	221,034
Eastman Chemical Company	2.70	1-15-2020	210,000	213,174
Eastman Chemical Company	3.60	8-15-2022	280,000	291,923
Eastman Chemical Company	4.80	9-1-2042	140,000	147,693

44

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Ecolab Incorporated	4.35%	12-8-2021	$350,000	$380,904
Ecolab Incorporated	5.50	12-8-2041	210,000	255,986
FMC Corporation	3.95	2-1-2022	87,000	90,187
FMC Corporation	4.10	2-1-2024	175,000	181,391
International Flavors & Fragrances Incorporated	3.20	5-1-2023	70,000	70,888
Lubrizol Corporation	8.88	2-1-2019	175,000	195,466
Monsanto Company	3.38	7-15-2024	200,000	202,648
Monsanto Company	4.70	7-15-2064	210,000	206,739
Monsanto Company	5.50	8-15-2025	70,000	79,751
Mosaic Company	3.75	11-15-2021	80,000	83,598
Mosaic Company «	4.25	11-15-2023	297,000	312,532
Mosaic Company	5.45	11-15-2033	213,000	224,159
Mosaic Company	5.63	11-15-2043	175,000	179,049
NewMarket Corporation	4.10	12-15-2022	35,000	36,431
PPG Industries Incorporated	2.30	11-15-2019	175,000	176,632
PPG Industries Incorporated	3.60	11-15-2020	70,000	73,148
Praxair Incorporated	1.25	11-7-2018	70,000	69,714
Praxair Incorporated	2.20	8-15-2022	350,000	347,361
Praxair Incorporated	2.45	2-15-2022	140,000	141,168
Praxair Incorporated	2.70	2-21-2023	105,000	106,170
Praxair Incorporated	3.55	11-7-2042	105,000	102,220
Praxair Incorporated	4.05	3-15-2021	140,000	149,390
RPM International Incorporated	6.13	10-15-2019	140,000	152,659
The Sherwin-Williams Company	4.00	12-15-2042	92,000	86,820
Valspar Corporation	4.20	1-15-2022	70,000	74,431
Valspar Corporation	7.25	6-15-2019	70,000	77,089
				9,305,293

Containers & Packaging : 0.01%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,695
Packaging Corporation of America	3.65	9-15-2024	175,000	179,414
Packaging Corporation of America	3.90	6-15-2022	140,000	147,258
				334,367

Metals & Mining : 0.11%
Barrick Gold Finance Company LLC	4.40	5-30-2021	101,000	109,620
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	245,700
Newmont Mining Corporation	3.50	3-15-2022	420,000	435,921
Newmont Mining Corporation	4.88	3-15-2042	350,000	365,523
Newmont Mining Corporation	6.25	10-1-2039	332,000	398,058
Nucor Corporation	4.00	8-1-2023	132,000	140,531
Nucor Corporation	5.20	8-1-2043	140,000	162,781
Nucor Corporation	5.85	6-1-2018	105,000	109,153
Nucor Corporation	6.40	12-1-2037	140,000	180,187
Reliance Steel & Aluminum Company	4.50	4-15-2023	105,000	111,061
Southern Copper Corporation	5.38	4-16-2020	63,000	68,112
Southern Copper Corporation	6.75	4-16-2040	308,000	348,947
Southern Copper Corporation	7.50	7-27-2035	420,000	512,608
				3,188,202

Paper & Forest Products : 0.09%
Domtar Corporation	4.40	4-1-2022	350,000	368,904
Georgia-Pacific LLC	8.00	1-15-2024	140,000	180,156
International Paper Company	3.65	6-15-2024	350,000	363,502
International Paper Company	4.75	2-15-2022	52,000	57,062
International Paper Company	4.80	6-15-2044	175,000	184,757
International Paper Company	6.00	11-15-2041	374,000	452,151
International Paper Company	7.30	11-15-2039	175,000	235,770
International Paper Company	7.50	8-15-2021	315,000	375,810

45

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Paper & Forest Products (continued)
MeadWestvaco Corporation	7.95%	2-15-2031	$35,000	$48,520
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	195,776
				2,462,408

Real Estate : 0.71%
Equity REITs : 0.71%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	561,883
American Campus Communities Incorporated	3.75	4-15-2023	70,000	72,637
American Tower Corporation	3.45	9-15-2021	350,000	362,244
American Tower Corporation	3.50	1-31-2023	105,000	108,108
American Tower Corporation	4.00	6-1-2025	350,000	363,054
American Tower Corporation	5.00	2-15-2024	245,000	270,309
American Tower Corporation	5.05	9-1-2020	350,000	378,767
American Tower Corporation	5.90	11-1-2021	395,000	446,192
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	248,679
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	143,072
AvalonBay Communities Incorporated	3.50	11-15-2024	105,000	108,230
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	145,725
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	188,029
Boston Properties LP	3.13	9-1-2023	105,000	106,429
Boston Properties LP	3.80	2-1-2024	210,000	217,862
Boston Properties LP	3.85	2-1-2023	280,000	294,781
Boston Properties LP	4.13	5-15-2021	210,000	222,980
Boston Properties LP	5.88	10-15-2019	350,000	376,959
Camden Property Trust	2.95	12-15-2022	105,000	104,685
CBL & Associates LP	4.60	10-15-2024	92,000	85,703
CBL & Associates LP	5.25	12-1-2023	47,000	46,640
Corporate Office Properties LP	3.60	5-15-2023	70,000	69,425
Corporate Office Properties LP	3.70	6-15-2021	350,000	359,266
Crown Castle International Corporation	3.70	6-15-2026	350,000	353,486
Crown Castle International Corporation	5.25	1-15-2023	350,000	390,808
DDR Corporation	3.38	5-15-2023	175,000	170,393
DDR Corporation	3.50	1-15-2021	175,000	177,862
DDR Corporation	4.63	7-15-2022	175,000	183,332
Digital Realty Trust LP	3.63	10-1-2022	140,000	144,528
Digital Realty Trust LP	3.95	7-1-2022	140,000	147,326
Digital Realty Trust LP	5.25	3-15-2021	70,000	76,190
Digital Realty Trust LP	5.88	2-1-2020	210,000	228,736
Duke Realty LP	3.75	12-1-2024	455,000	469,319
Entertainment Properties Trust	5.75	8-15-2022	105,000	116,516
Equity One Incorporated	3.75	11-15-2022	175,000	182,020
ERP Operating LP	4.63	12-15-2021	419,000	453,948
Essex Portfolio LP	3.25	5-1-2023	70,000	70,632
Federal Realty Investment Trust	4.50	12-1-2044	175,000	181,677
HCP Incorporated	3.15	8-1-2022	70,000	70,492
HCP Incorporated	3.75	2-1-2019	70,000	71,634
HCP Incorporated	3.88	8-15-2024	200,000	204,086
HCP Incorporated	4.00	6-1-2025	297,000	304,262
HCP Incorporated	4.20	3-1-2024	140,000	145,735
HCP Incorporated	4.25	11-15-2023	195,000	204,695
HCP Incorporated	5.38	2-1-2021	45,000	49,131
HCP Incorporated	6.75	2-1-2041	45,000	57,013
Health Care REIT Incorporated	4.00	6-1-2025	210,000	217,678
Health Care REIT Incorporated	4.13	4-1-2019	175,000	180,669
Health Care REIT Incorporated	4.50	1-15-2024	140,000	150,123
Health Care REIT Incorporated	4.95	1-15-2021	175,000	188,667
Health Care REIT Incorporated	5.25	1-15-2022	70,000	77,192
Health Care REIT Incorporated	5.75	1-15-2021	175,000	192,294
Health Care REIT Incorporated	6.13	4-15-2020	175,000	193,036
Health Care REIT Incorporated	6.50	3-15-2041	140,000	174,635
Highwoods Realty LP	3.20	6-15-2021	350,000	354,520
Hospitality Properties Trust	4.65	3-15-2024	350,000	364,891
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	71,426

46

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Host Hotels & Resorts Company	4.75%	3-1-2023	$175,000	$187,875
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	392,779
Kilroy Realty Corporation	3.80	1-15-2023	175,000	181,637
Kilroy Realty Corporation	4.80	7-15-2018	105,000	107,619
Kimco Realty Corporation	2.80	10-1-2026	350,000	325,899
Kimco Realty Corporation	6.88	10-1-2019	70,000	77,448
Liberty Property LP	4.40	2-15-2024	109,000	115,851
Liberty Property LP	4.75	10-1-2020	175,000	186,016
Mid-America Apartments LP	4.30	10-15-2023	35,000	37,293
National Retail Properties Incorporated	3.30	4-15-2023	70,000	71,035
National Retail Properties Incorporated	3.80	10-15-2022	70,000	73,137
ProLogis LP	3.35	2-1-2021	280,000	290,043
Realty Income Corporation	3.88	7-15-2024	350,000	362,773
Realty Income Corporation	4.65	8-1-2023	210,000	228,348
Simon Property Group LP	2.20	2-1-2019	350,000	352,275
Simon Property Group LP	3.38	3-15-2022	350,000	362,595
Simon Property Group LP	3.75	2-1-2024	175,000	182,713
Simon Property Group LP	4.13	12-1-2021	210,000	224,496
Simon Property Group LP	4.38	3-1-2021	350,000	373,980
Simon Property Group LP	4.75	3-15-2042	175,000	184,834
Simon Property Group LP	5.65	2-1-2020	140,000	153,596
Simon Property Group LP	6.75	2-1-2040	245,000	323,976
UDR Incorporated	3.70	10-1-2020	175,000	180,931
UDR Incorporated	4.25	6-1-2018	105,000	107,533
UDR Incorporated	4.63	1-10-2022	70,000	74,890
Ventas Realty LP	2.70	4-1-2020	140,000	141,548
Ventas Realty LP	4.25	3-1-2022	700,000	742,328
Ventas Realty LP	4.75	6-1-2021	105,000	112,923
Ventas Realty LP	5.70	9-30-2043	175,000	203,351
VEREIT Operating Partnership LP	3.00	2-6-2019	147,000	148,738
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	83,882
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	102,565
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	125,813
Vornado Realty LP	2.50	6-30-2019	350,000	353,278
Washington REIT	3.95	10-15-2022	105,000	106,678
Weingarten Realty Investors	3.38	10-15-2022	105,000	106,853
Weingarten Realty Investors	3.50	4-15-2023	87,000	88,130
Weyerhaeuser Company	4.63	9-15-2023	210,000	229,329
Weyerhaeuser Company	7.38	10-1-2019	70,000	78,128
Weyerhaeuser Company	7.38	3-15-2032	200,000	274,764
WP Carey Incorporated	4.60	4-1-2024	350,000	366,585
				20,325,076

Real Estate Management & Development : 0.00%
Jones Lang LaSalle Incorporated	4.40	11-15-2022	70,000	73,326

Telecommunication Services : 0.88%
Diversified Telecommunication Services : 0.87%
AT&T Incorporated	2.45	6-30-2020	875,000	879,107
AT&T Incorporated	3.00	2-15-2022	550,000	554,823
AT&T Incorporated	3.40	5-15-2025	750,000	736,819
AT&T Incorporated	3.80	3-15-2022	350,000	364,706
AT&T Incorporated	3.88	8-15-2021	31,000	32,510
AT&T Incorporated	3.90	3-11-2024	350,000	361,013
AT&T Incorporated	4.13	2-17-2026	1,050,000	1,073,778
AT&T Incorporated	4.30	12-15-2042	350,000	319,859
AT&T Incorporated	4.35	6-15-2045	700,000	631,681
AT&T Incorporated	4.45	5-15-2021	455,000	486,859
AT&T Incorporated	4.45	4-1-2024	490,000	517,949
AT&T Incorporated	4.50	3-9-2048	623,000	574,829
AT&T Incorporated	4.60	2-15-2021	245,000	261,949

47

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	4.75%	5-15-2046	$700,000	$672,718
AT&T Incorporated	5.00	3-1-2021	490,000	532,383
AT&T Incorporated	5.15	3-15-2042	350,000	357,354
AT&T Incorporated	5.20	3-15-2020	231,000	249,283
AT&T Incorporated	5.55	8-15-2041	42,000	44,970
AT&T Incorporated	5.70	3-1-2057	1,000,000	1,077,907
AT&T Incorporated	5.80	2-15-2019	560,000	595,304
AT&T Incorporated	6.00	8-15-2040	280,000	311,982
AT&T Incorporated	6.30	1-15-2038	350,000	407,017
AT&T Incorporated	6.35	3-15-2040	101,000	118,228
AT&T Incorporated	6.38	3-1-2041	350,000	407,738
AT&T Incorporated	6.55	2-15-2039	560,000	672,268
AT&T Incorporated	8.25	11-15-2031	375,000	525,149
Qwest Corporation	6.88	9-15-2033	178,000	178,556
Verizon Communications Incorporated	2.45	11-1-2022	420,000	413,678
Verizon Communications Incorporated	2.63	8-15-2026	750,000	696,360
Verizon Communications Incorporated 144A	2.95	3-15-2022	716,000	726,028
Verizon Communications Incorporated	3.00	11-1-2021	525,000	535,432
Verizon Communications Incorporated	3.50	11-1-2021	200,000	207,749
Verizon Communications Incorporated	3.50	11-1-2024	525,000	532,111
Verizon Communications Incorporated	3.65	9-14-2018	480,000	491,500
Verizon Communications Incorporated	4.15	3-15-2024	595,000	629,607
Verizon Communications Incorporated	4.27	1-15-2036	971,000	925,265
Verizon Communications Incorporated	4.50	9-15-2020	720,000	771,667
Verizon Communications Incorporated	4.52	9-15-2048	1,098,000	1,033,774
Verizon Communications Incorporated	4.60	4-1-2021	700,000	756,574
Verizon Communications Incorporated	4.67	3-15-2055	655,000	612,124
Verizon Communications Incorporated	4.75	11-1-2041	350,000	345,108
Verizon Communications Incorporated	4.86	8-21-2046	581,000	572,680
Verizon Communications Incorporated 144A	5.01	4-15-2049	1,475,000	1,483,968
Verizon Communications Incorporated	5.01	8-21-2054	840,000	820,859
Verizon Communications Incorporated	5.15	9-15-2023	560,000	626,309
				25,127,532

Wireless Telecommunication Services : 0.01%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	367,814

Utilities : 1.65%
Electric Utilities : 1.25%
Alabama Power Company	3.55	12-1-2023	175,000	183,987
Alabama Power Company	3.85	12-1-2042	140,000	138,392
Alabama Power Company	4.15	8-15-2044	105,000	108,092
Alabama Power Company	6.13	5-15-2038	73,000	91,503
American Electric Power Company Incorporated	2.95	12-15-2022	140,000	142,978
Appalachian Power Company	3.40	6-1-2025	175,000	178,987
Appalachian Power Company	4.45	6-1-2045	175,000	185,892
Appalachian Power Company	7.00	4-1-2038	70,000	96,165
Arizona Public Service Company	3.15	5-15-2025	105,000	106,264
Arizona Public Service Company	4.50	4-1-2042	70,000	75,814
Arizona Public Service Company	8.75	3-1-2019	350,000	391,049
Baltimore Gas & Electric Company	3.50	11-15-2021	350,000	365,930
Carolina Power & Light Company	2.80	5-15-2022	175,000	179,680
CenterPoint Energy Houston	2.25	8-1-2022	210,000	208,282
CenterPoint Energy Houston	3.55	8-1-2042	175,000	169,998
CenterPoint Energy Houston	4.50	4-1-2044	175,000	195,816
Commonwealth Edison Company	3.80	10-1-2042	70,000	69,016
Commonwealth Edison Company	4.70	1-15-2044	175,000	198,091
Commonwealth Edison Company	5.90	3-15-2036	175,000	220,992
Connecticut Light & Power Company	4.15	6-1-2045	87,000	91,529
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	381,308
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	140,000	150,917
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	229,874
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	210,000	291,693

48

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Consolidated Edison Company of New York Incorporated Series 12-A	4.20%	3-15-2042	$175,000	$182,739
Consolidated Edison Company of New York Incorporated Series C	4.30	12-1-2056	245,000	254,839
Detroit Edison Company	3.45	10-1-2020	350,000	362,605
DTE Electric Company	3.65	3-15-2024	105,000	111,427
Duke Energy Carolinas LLC	2.50	3-15-2023	300,000	301,282
Duke Energy Carolinas LLC	2.95	12-1-2026	525,000	526,373
Duke Energy Carolinas LLC	4.25	12-15-2041	350,000	371,991
Duke Energy Carolinas LLC	6.10	6-1-2037	175,000	224,598
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	70,000	75,271
Duke Energy Corporation	3.05	8-15-2022	70,000	71,563
Duke Energy Corporation	3.95	10-15-2023	140,000	148,793
Duke Energy Corporation	6.45	10-15-2032	262,000	347,526
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	69,658
Duke Energy Indiana Incorporated	3.75	5-15-2046	175,000	170,114
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	120,575
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	61,416
Duke Energy Ohio Incorporated	5.45	4-1-2019	175,000	186,539
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	180,600
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	108,903
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	183,135
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	188,227
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	184,426
Entergy Corporation	5.13	9-15-2020	175,000	189,779
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	98,448
Entergy Louisiana LLC	3.25	4-1-2028	350,000	352,555
Entergy Louisiana LLC	4.05	9-1-2023	280,000	300,759
Entergy Louisiana LLC	5.40	11-1-2024	175,000	202,588
Entergy Texas Incorporated	7.13	2-1-2019	140,000	151,419
Exelon Corporation	3.95	6-15-2025	350,000	363,980
Exelon Corporation	4.95	6-15-2035	140,000	150,858
Exelon Corporation	5.10	6-15-2045	280,000	310,103
Exelon Corporation	5.63	6-15-2035	255,000	297,904
Exelon Generation Company LLC	4.25	6-15-2022	157,000	166,157
Exelon Generation Company LLC	5.20	10-1-2019	350,000	373,133
FirstEnergy Corporation	4.25	3-15-2023	168,000	175,144
FirstEnergy Corporation Series C	7.38	11-15-2031	290,000	386,735
Florida Power & Light Company	3.25	6-1-2024	350,000	363,817
Florida Power & Light Company	4.05	6-1-2042	175,000	183,321
Florida Power & Light Company	4.13	2-1-2042	210,000	221,919
Florida Power & Light Company	5.25	2-1-2041	140,000	168,841
Florida Power & Light Company	5.95	2-1-2038	224,000	289,049
Florida Power & Light Company	5.96	4-1-2039	175,000	227,583
Florida Power Corporation	5.65	6-15-2018	210,000	218,786
Florida Power Corporation	5.65	4-1-2040	87,000	108,647
Florida Power Corporation	6.40	6-15-2038	350,000	476,683
Georgia Power Company	4.25	12-1-2019	262,000	275,402
Georgia Power Company	4.30	3-15-2042	175,000	176,997
Georgia Power Company	4.30	3-15-2043	245,000	249,173
Georgia Power Company	5.40	6-1-2040	175,000	201,209
Georgia Power Company	5.95	2-1-2039	175,000	212,930
Great Plains Energy Incorporated	4.85	6-1-2021	35,000	37,622
Iberdrola International BV	6.75	7-15-2036	278,000	355,556
Interstate Power & Light Company	6.25	7-15-2039	21,000	27,064
Jersey Central Power & Light Company	7.35	2-1-2019	175,000	189,988
Kansas City Power & Light Company	3.15	3-15-2023	140,000	142,130
Kansas City Power & Light Company	7.15	4-1-2019	140,000	152,664
Kentucky Utilities Company	3.25	11-1-2020	175,000	180,486
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	72,811
MidAmerican Energy Holdings Company	2.40	3-15-2019	350,000	354,312
MidAmerican Energy Holdings Company	4.80	9-15-2043	210,000	242,862
MidAmerican Energy Holdings Company	5.80	10-15-2036	52,000	64,838
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	263,512
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	178,676

49

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
MidAmerican Energy Holdings Company	6.75%	12-30-2031	$105,000	$142,948
Nevada Power Company	6.75	7-1-2037	140,000	188,421
Nevada Power Company	7.13	3-15-2019	210,000	229,452
NiSource Finance Corporation	4.80	2-15-2044	345,000	373,548
NiSource Finance Corporation	5.65	2-1-2045	140,000	168,493
NiSource Finance Corporation	6.80	1-15-2019	10,000	10,734
Northeast Utilities	2.80	5-1-2023	122,000	122,721
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	173,450
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	105,884
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	164,659
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	34,324
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	275,671
NSTAR Electric Company	2.38	10-15-2022	140,000	139,976
NSTAR Electric Company	5.50	3-15-2040	70,000	85,883
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	234,608
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	125,154
Ohio Edison Company	6.88	7-15-2036	175,000	234,091
Ohio Power Company	5.38	10-1-2021	45,000	50,404
Oncor Electric Delivery Company LLC	4.10	6-1-2022	350,000	374,725
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	152,562
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	206,736
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	168,083
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	205,220
PacifiCorp	3.60	4-1-2024	175,000	184,316
PacifiCorp	4.10	2-1-2042	70,000	72,378
PacifiCorp	5.65	7-15-2018	200,000	208,696
PacifiCorp	5.75	4-1-2037	175,000	218,963
PacifiCorp	6.00	1-15-2039	350,000	452,669
PacifiCorp	6.25	10-15-2037	254,000	335,171
PECO Energy Company	2.38	9-15-2022	300,000	299,442
PECO Energy Company	4.15	10-1-2044	245,000	255,449
Portland General Electric Company	6.10	4-15-2019	175,000	188,748
Potomac Electric Power Company	3.60	3-15-2024	175,000	182,991
Potomac Electric Power Company	6.50	11-15-2037	140,000	189,497
PPL Capital Funding Incorporated	3.40	6-1-2023	350,000	359,366
PPL Capital Funding Incorporated	3.95	3-15-2024	175,000	183,293
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	149,166
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	91,318
PPL Capital Funding Incorporated	5.00	3-15-2044	175,000	194,947
PPL Electric Utilities	4.75	7-15-2043	105,000	119,455
PPL Electric Utilities	6.25	5-15-2039	31,000	40,744
Progress Energy Incorporated	3.15	4-1-2022	350,000	359,020
Progress Energy Incorporated	4.10	5-15-2042	175,000	181,049
Progress Energy Incorporated	4.40	1-15-2021	175,000	186,639
Progress Energy Incorporated	6.00	12-1-2039	210,000	261,775
Progress Energy Incorporated	6.30	4-1-2038	35,000	46,511
Progress Energy Incorporated	7.75	3-1-2031	210,000	297,310
PSEG Power LLC	5.13	4-15-2020	196,000	210,473
PSEG Power LLC	8.63	4-15-2031	75,000	96,611
Public Service Company of Colorado	2.25	9-15-2022	70,000	69,473
Public Service Company of Colorado	3.20	11-15-2020	210,000	217,193
Public Service Company of Colorado	3.60	9-15-2042	140,000	135,535
Public Service Company of Colorado	4.30	3-15-2044	175,000	188,012
Public Service Company of Colorado	5.13	6-1-2019	35,000	37,145
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	220,247
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	139,569
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	171,640
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	140,835
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	72,127
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	89,132
South Carolina Electric & Gas Company	4.35	2-1-2042	420,000	421,803
South Carolina Electric & Gas Company	6.50	11-1-2018	367,000	390,854
Southern California Edison Company	3.88	6-1-2021	189,000	200,832
Southern California Edison Company	3.90	3-15-2043	105,000	106,443
Southern California Edison Company	4.05	3-15-2042	350,000	363,434

50

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Southern California Edison Company	5.50%	8-15-2018	$350,000	$366,188
Southern California Edison Company	5.50	3-15-2040	140,000	173,073
Southern California Edison Company	6.00	1-15-2034	70,000	88,721
Southern California Edison Company	6.05	3-15-2039	245,000	320,836
Southern California Edison Company Series 05-E	5.35	7-15-2035	126,000	150,578
Southern Company	2.15	9-1-2019	350,000	350,256
Southern Company	2.45	9-1-2018	126,000	126,960
Southern Company	2.75	6-15-2020	175,000	177,237
Southern Company	2.95	7-1-2023	200,000	199,235
Southern Company	3.25	7-1-2026	650,000	638,045
Southern Company	4.40	7-1-2046	420,000	418,373
Southwestern Electric Power Company	6.20	3-15-2040	35,000	44,612
Toleda Edison Company	6.15	5-15-2037	35,000	43,576
TXU Electric Delivery Company	7.25	1-15-2033	52,000	72,746
Union Electric Company	3.90	9-15-2042	175,000	179,272
Union Electric Company	8.45	3-15-2039	56,000	88,951
Virginia Electric & Power Company	3.10	5-15-2025	70,000	70,974
Virginia Electric & Power Company	3.45	2-15-2024	105,000	109,291
Virginia Electric & Power Company	4.00	1-15-2043	227,000	230,181
Virginia Electric & Power Company	4.20	5-15-2045	105,000	109,922
Virginia Electric & Power Company	4.45	2-15-2044	105,000	113,982
Virginia Electric & Power Company	5.00	6-30-2019	140,000	148,863
Virginia Electric & Power Company	8.88	11-15-2038	210,000	352,062
Virginia Electric & Power Company Series B	6.00	1-15-2036	70,000	88,551
Westar Energy Incorporated	4.10	4-1-2043	210,000	218,041
Westar Energy Incorporated	4.13	3-1-2042	350,000	364,433
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	83,955
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	130,397
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	232,773
				36,031,391

Gas Utilities : 0.09%
Atmos Energy Corporation	4.13	10-15-2044	245,000	249,998
Atmos Energy Corporation	4.15	1-15-2043	113,000	116,619
Atmos Energy Corporation	5.50	6-15-2041	42,000	51,064
Atmos Energy Corporation	8.50	3-15-2019	175,000	194,964
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	47,763
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	93,705
KeySpan Corporation	5.80	4-1-2035	87,000	102,719
National Fuel Gas Company	3.75	3-1-2023	218,000	221,189
One Gas Incorporated	2.07	2-1-2019	70,000	70,230
One Gas Incorporated	3.61	2-1-2024	70,000	72,865
One Gas Incorporated	4.66	2-1-2044	35,000	37,889
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	37,148
Sempra Energy	2.88	10-1-2022	140,000	140,671
Sempra Energy	3.55	6-15-2024	700,000	717,509
Sempra Energy	6.00	10-15-2039	210,000	261,837
Southern California Gas Company	3.75	9-15-2042	140,000	138,601
Southern California Gas Company	5.13	11-15-2040	70,000	83,099
				2,637,870

Independent Power & Renewable Electricity Producers : 0.01%
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	75,931
Southern Power Company	5.25	7-15-2043	84,000	90,014
				165,945

Multi-Utilities : 0.29%
Berkshire Hathaway Energy	2.00	11-15-2018	175,000	175,481
Berkshire Hathaway Energy	3.75	11-15-2023	350,000	369,733

51

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Berkshire Hathaway Energy	5.15%	11-15-2043	$280,000	$328,222
Black Hills Corporation	4.25	11-30-2023	210,000	224,158
CMS Energy Corporation	5.05	3-15-2022	245,000	270,390
Consumers Energy Company	3.95	5-15-2043	140,000	144,612
Consumers Energy Company	6.70	9-15-2019	100,000	110,720
Dominion Resources Incorporated	1.90	6-15-2018	140,000	140,266
Dominion Resources Incorporated	2.50	12-1-2019	132,000	133,365
Dominion Resources Incorporated	2.75	9-15-2022	140,000	140,088
Dominion Resources Incorporated	3.63	12-1-2024	210,000	214,893
Dominion Resources Incorporated	4.05	9-15-2042	175,000	167,844
Dominion Resources Incorporated	4.45	3-15-2021	70,000	75,450
Dominion Resources Incorporated	4.70	12-1-2044	175,000	184,981
Dominion Resources Incorporated	4.90	8-1-2041	42,000	45,378
Dominion Resources Incorporated	5.95	6-15-2035	157,000	191,089
DTE Energy Company	3.30	6-15-2022	70,000	71,802
DTE Energy Company	3.85	12-1-2023	170,000	177,988
Eversource Energy	4.50	11-15-2019	70,000	74,091
NorthWestern Corporation	4.18	11-15-2044	210,000	213,112
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	175,335
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	348,161
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	212,768
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	108,937
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	137,155
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	149,073
Pacific Gas & Electric Company	5.40	1-15-2040	240,000	293,668
Pacific Gas & Electric Company	5.80	3-1-2037	350,000	442,678
Pacific Gas & Electric Company	6.05	3-1-2034	350,000	448,654
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	93,512
Pacific Gas & Electric Company	8.25	10-15-2018	175,000	190,272
Pacific Gas & Electric Corporation	5.13	11-15-2043	175,000	207,942
Puget Energy Incorporated	3.65	5-15-2025	140,000	141,364
Puget Energy Incorporated	6.00	9-1-2021	175,000	196,094
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	44,303
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	299,629
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	309,081
San Diego Gas & Electric Company	6.00	6-1-2039	371,000	486,625
Scana Corporation	4.75	5-15-2021	175,000	183,129
WEC Energy Group Incorporated	1.65	6-15-2018	105,000	105,015
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	106,114
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	145,381
Xcel Energy Incorporated	4.70	5-15-2020	175,000	185,765
				8,464,318

Water Utilities : 0.01%
American Water Capital Corporation	3.40	3-1-2025	210,000	218,003

Total Corporate Bonds and Notes (Cost $566,817,481)				594,889,628

Foreign Government Bonds @: 24.91%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,295,000	1,024,613
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	1,415,000	1,210,096
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,000,000	802,361
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	620,000	546,461
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	210,000	185,092
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,330,000	1,177,989
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,600,000	1,433,881
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,005,000	774,687
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	500,000	397,731
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	1,610,000	1,281,140
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	700,000	634,315
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	900,000	684,223
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,000,000	856,295
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,260,000	961,503

52

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Australian Government Bond Series 144 (AUD)	3.75%	4-21-2037	490,000	$403,413
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	175,000	126,340
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	1,000,000	743,462
Australian Government Bond Series 147 (AUD)	3.25	6-21-2039	210,000	158,930
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	1,000,000	762,942
Australian Government Bond Series 149 (AUD)	2.25	5-21-2028	875,000	634,420
Australian Government Bond Series 150 (AUD)	3.00	3-21-2047	300,000	208,249
Australian Government Bond Series 151 (AUD)	2.00	12-21-2021	500,000	373,763
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,100,000	1,870,091
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	700,000	1,276,978
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	840,000	1,142,622
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	500,000	609,081
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	700,000	898,764
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	800,000	1,407,426
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	600,000	810,755
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	705,000	858,345
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	630,000	963,597
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	710,000	989,874
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	210,000	333,644
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	605,000	777,899
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	285,000	326,377
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	525,000	876,015
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	600,000	792,149
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	400,000	578,696
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	800,000	933,795
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	630,000	705,801
Belgium Government Bond Series 76 (EUR) 144A	1.90	6-22-2038	377,000	464,144
Belgium Government Bond Series 77 (EUR) 144A	1.00	6-22-2026	500,000	587,882
Belgium Government Bond Series 78 (EUR) 144A	1.60	6-22-2047	280,000	308,443
Belgium Government Bond Series 79 (EUR) 144A	0.20	10-22-2023	350,000	398,578
Belgium Government Bond Series 80 (EUR) 144A	2.15	6-22-2066	250,000	295,221
Belgium Government Bond Series 81 (EUR) 144A	0.80	6-22-2027	250,000	284,940
Bonos y Obligaciones del Estado (EUR)	0.25	1-31-2019	1,050,000	1,189,623
Bonos y Obligaciones del Estado (EUR)	0.40	4-30-2022	350,000	394,523
Bonos y Obligaciones del Estado (EUR)	0.75	7-30-2021	1,155,000	1,334,162
Bonos y Obligaciones del Estado (EUR)	1.15	7-30-2020	350,000	408,559
Bonos y Obligaciones del Estado (EUR) 144A	1.30	10-31-2026	750,000	834,775
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	1,200,000	1,405,320
Bonos y Obligaciones del Estado (EUR) 144A	1.50	4-30-2027	900,000	1,008,802
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,225,000	1,425,742
Bonos y Obligaciones del Estado (EUR) 144A	1.95	4-30-2026	1,000,000	1,181,457
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	800,000	901,450
Bonos y Obligaciones del Estado (EUR) 144A	2.15	10-31-2025	1,000,000	1,203,144
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	1,000,000	1,188,796
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	800,000	1,010,251
Bonos y Obligaciones del Estado (EUR) 144A	2.90	10-31-2046	200,000	226,938
Bonos y Obligaciones del Estado (EUR) 144A	3.45	7-30-2066	200,000	234,700
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	910,000	1,082,319
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	800,000	1,075,249
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	500,000	590,601
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	800,000	1,107,076
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	875,000	1,333,424
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	700,000	1,138,973
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,000,000	1,430,152
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	500,000	575,419
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	900,000	1,041,941
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,050,000	1,207,212
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	700,000	804,462
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	770,000	882,607
Bundesobligation Series 172 (EUR)	0.25	10-16-2020	910,000	1,053,079
Bundesobligation Series 173 (EUR) ¤	0.00	4-9-2021	1,000,000	1,148,527
Bundesobligation Series 174 (EUR) ¤	0.00	10-8-2021	1,050,000	1,206,747
Bundesrepublik Deutschland (EUR) ¤	0.00	8-15-2026	800,000	880,887

53

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	0.50%	2-15-2025	1,000,000	$1,168,317
Bundesrepublik Deutschland (EUR)	0.50	2-15-2026	1,000,000	1,159,647
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,000,000	1,212,772
Bundesrepublik Deutschland (EUR)	1.00	8-15-2025	1,000,000	1,211,283
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	800,000	988,700
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,240,206
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	450,000	559,350
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	1,050,000	1,314,383
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	1,000,000	1,247,985
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	800,000	1,015,643
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	1,100,000	1,379,271
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	652,000	835,123
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	787,000	968,514
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,000,000	1,250,924
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	600,000	891,099
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,000,000	1,499,006
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	570,000	713,791
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,050,000	1,366,753
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	910,000	1,518,157
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	822,000	1,520,005
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	595,000	1,138,298
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	600,000	1,107,907
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	1,000,000	1,758,971
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	1,200,000	1,422,349
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	797,000	1,597,902
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	1,000,000	1,240,088
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	1,000,000	1,223,541
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,225,000	1,475,430
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	600,000	755,491
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	625,000	1,166,838
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	598,000	957,998
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	700,000	1,272,357
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	910,000	1,504,630
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	980,000	1,705,179
Bundesschatzanweisungen (EUR) ¤	0.00	6-15-2018	700,000	792,671
Bundesschatzanweisungen (EUR) ¤	0.00	9-14-2018	700,000	794,208
Bundesschatzanweisungen (EUR) ¤	0.00	12-14-2018	350,000	397,782
Canadian Government Bond (CAD)	0.50	8-1-2018	700,000	517,301
Canadian Government Bond (CAD)	0.50	11-1-2018	800,000	590,941
Canadian Government Bond (CAD)	0.50	2-1-2019	600,000	442,961
Canadian Government Bond (CAD)	0.50	3-1-2022	500,000	362,698
Canadian Government Bond (CAD)	0.75	5-1-2019	200,000	148,218
Canadian Government Bond (CAD)	0.75	9-1-2020	700,000	517,301
Canadian Government Bond (CAD)	0.75	3-1-2021	700,000	516,373
Canadian Government Bond (CAD)	0.75	9-1-2021	500,000	368,083
Canadian Government Bond (CAD)	1.00	6-1-2027	350,000	249,250
Canadian Government Bond (CAD)	1.25	9-1-2018	560,000	417,617
Canadian Government Bond (CAD)	1.50	3-1-2020	700,000	528,810
Canadian Government Bond (CAD)	1.50	6-1-2023	600,000	456,011
Canadian Government Bond (CAD)	1.50	6-1-2026	400,000	301,247
Canadian Government Bond (CAD)	1.75	3-1-2019	500,000	377,081
Canadian Government Bond (CAD)	1.75	9-1-2019	770,000	583,270
Canadian Government Bond (CAD)	2.25	6-1-2025	400,000	319,612
Canadian Government Bond (CAD)	2.50	6-1-2024	500,000	404,331
Canadian Government Bond (CAD)	2.75	6-1-2022	800,000	643,932
Canadian Government Bond (CAD)	2.75	12-1-2048	500,000	430,100
Canadian Government Bond (CAD)	2.75	12-1-2064	300,000	271,573
Canadian Government Bond (CAD)	3.25	6-1-2021	700,000	566,731
Canadian Government Bond (CAD)	3.50	6-1-2020	945,000	756,105
Canadian Government Bond (CAD)	3.50	12-1-2045	700,000	675,593
Canadian Government Bond (CAD)	3.75	6-1-2019	800,000	627,913
Canadian Government Bond (CAD)	4.00	6-1-2041	750,000	758,495
Canadian Government Bond (CAD)	4.25	6-1-2018	500,000	383,348
Canadian Government Bond (CAD)	5.00	6-1-2037	770,000	853,729
Canadian Government Bond (CAD)	5.75	6-1-2029	840,000	903,439

54

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	5.75%	6-1-2033	500,000	$571,333
Canadian Government Bond (CAD)	8.00	6-1-2023	136,000	141,300
Canadian Government Bond (CAD)	8.00	6-1-2027	65,000	77,674
Canadian Government Bond (CAD)	9.00	6-1-2025	140,000	165,098
Denmark Government Bond (DKK)	0.25	11-15-2018	1,750,000	267,453
Denmark Government Bond (DKK)	1.50	11-15-2023	1,489,000	246,810
Denmark Government Bond (DKK)	1.75	11-15-2025	4,599,000	781,103
Denmark Government Bond (DKK)	3.00	11-15-2021	4,599,000	797,418
Denmark Government Bond (DKK)	4.00	11-15-2019	4,579,000	767,091
Denmark Government Bond (DKK)	4.50	11-15-2039	6,123,000	1,553,509
Denmark Government Bond (DKK)	7.00	11-10-2024	1,050,000	240,395
France Government Bond (EUR) ¤	0.00	5-25-2020	1,540,000	1,756,426
France Government Bond (EUR) ¤	0.00	2-25-2019	950,000	1,077,873
France Government Bond (EUR) ¤	0.00	5-25-2021	1,000,000	1,140,285
France Government Bond (EUR) ¤	0.00	5-25-2022	350,000	397,128
France Government Bond (EUR)	0.25	11-25-2020	1,050,000	1,208,733
France Government Bond (EUR)	0.25	11-25-2026	1,250,000	1,352,125
France Government Bond (EUR)	0.50	11-25-2019	1,575,000	1,816,060
France Government Bond (EUR)	0.50	5-25-2025	1,700,000	1,931,273
France Government Bond (EUR)	0.50	5-25-2026	1,500,000	1,676,131
France Government Bond (EUR)	1.00	11-25-2018	1,050,000	1,207,110
France Government Bond (EUR)	1.00	5-25-2019	1,400,000	1,622,072
France Government Bond (EUR)	1.00	11-25-2025	1,500,000	1,761,575
France Government Bond (EUR) 144A	1.25	5-25-2036	700,000	763,924
France Government Bond (EUR)	1.50	5-25-2031	700,000	827,123
France Government Bond (EUR)	1.75	5-25-2023	1,490,000	1,854,379
France Government Bond (EUR)	1.75	11-25-2024	1,855,000	2,316,554
France Government Bond (EUR) 144A	1.75	6-25-2039	500,000	585,391
France Government Bond (EUR) 144A	1.75	5-25-2066	400,000	419,167
France Government Bond (EUR)	2.25	10-25-2022	1,600,000	2,031,231
France Government Bond (EUR)	2.25	5-25-2024	1,065,000	1,372,637
France Government Bond (EUR)	2.50	10-25-2020	1,170,000	1,448,182
France Government Bond (EUR)	2.50	5-25-2030	1,412,000	1,874,757
France Government Bond (EUR)	2.75	10-25-2027	1,310,000	1,764,281
France Government Bond (EUR)	3.00	4-25-2022	1,379,000	1,797,218
France Government Bond (EUR)	3.25	10-25-2021	1,449,000	1,886,497
France Government Bond (EUR)	3.25	5-25-2045	805,000	1,211,729
France Government Bond (EUR)	3.50	4-25-2020	1,049,000	1,316,843
France Government Bond (EUR)	3.50	4-25-2026	1,640,000	2,323,316
France Government Bond (EUR)	3.75	10-25-2019	1,455,000	1,805,165
France Government Bond (EUR)	3.75	4-25-2021	1,624,000	2,122,185
France Government Bond (EUR)	4.00	10-25-2038	1,300,000	2,145,704
France Government Bond (EUR)	4.00	4-25-2055	800,000	1,416,207
France Government Bond (EUR)	4.00	4-25-2060	450,000	813,361
France Government Bond (EUR)	4.25	10-25-2018	1,500,000	1,799,321
France Government Bond (EUR)	4.25	4-25-2019	1,365,000	1,675,236
France Government Bond (EUR)	4.25	10-25-2023	2,200,000	3,143,260
France Government Bond (EUR)	4.50	4-25-2041	1,540,000	2,744,786
France Government Bond (EUR)	4.75	4-25-2035	1,300,000	2,271,280
France Government Bond (EUR)	5.50	4-25-2029	1,402,000	2,401,188
France Government Bond (EUR)	5.75	10-25-2032	1,500,000	2,786,049
France Government Bond (EUR)	6.00	10-25-2025	1,225,000	2,020,824
France Government Bond (EUR)	8.25	4-25-2022	455,000	725,489
France Government Bond (EUR)	8.50	10-25-2019	455,000	623,162
France Government Bond (EUR)	8.50	4-25-2023	735,000	1,245,471
Italy Buoni Poliennali del Tesoro (EUR)	0.05	10-15-2019	525,000	588,874
Italy Buoni Poliennali del Tesoro (EUR)	0.10	4-15-2019	630,000	710,046
Italy Buoni Poliennali del Tesoro (EUR)	0.30	10-15-2018	350,000	395,787
Italy Buoni Poliennali del Tesoro (EUR)	0.35	11-1-2021	500,000	553,651
Italy Buoni Poliennali del Tesoro (EUR)	0.45	6-1-2021	875,000	980,173
Italy Buoni Poliennali del Tesoro (EUR)	0.65	11-1-2020	875,000	993,255
Italy Buoni Poliennali del Tesoro (EUR)	0.65	10-15-2023	700,000	753,456
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	750,000	853,717

55

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	0.95%	3-15-2023	770,000	$855,416
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	700,000	804,132
Italy Buoni Poliennali del Tesoro (EUR)	1.25	12-1-2026	750,000	788,112
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	820,000	941,753
Italy Buoni Poliennali del Tesoro (EUR)	1.45	9-15-2022	980,000	1,125,727
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	1,050,000	1,217,261
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	800,000	880,346
Italy Buoni Poliennali del Tesoro (EUR)	1.60	6-1-2026	550,000	598,998
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65	3-1-2032	1,000,000	1,007,757
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12-1-2025	500,000	566,947
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	250,000	298,735
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.25	9-1-2036	500,000	516,268
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	1,260,000	1,484,668
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	1,015,000	1,204,842
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.70	3-1-2047	300,000	300,490
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.80	3-1-2067	300,000	281,172
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	805,000	903,072
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,067,000	1,243,885
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,190,000	1,409,240
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	910,000	1,138,105
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	1,000,000	1,261,971
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	1,260,000	1,592,219
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	1,000,000	1,269,598
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	860,000	1,104,616
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	1,000,000	1,257,331
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	1,000,000	1,310,340
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	1,000,000	1,204,343
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	1,225,000	1,505,973
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	1,215,000	1,516,393
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	1,000,000	1,185,267
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	1,000,000	1,213,105
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,000,000	1,252,098
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,050,000	1,400,225
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	1,000,000	1,338,920
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	742,000	1,005,121
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	1,215,000	1,600,441
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	1,000,000	1,355,984
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	650,000	902,876
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	910,000	1,287,219
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	1,000,000	1,339,368
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,040,000	1,444,582
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	1,005,000	1,469,449
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,190,000	1,746,719
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	1,000,000	1,452,861
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	1,890,000	2,765,611
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	945,000	1,305,870
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	1,000,000	1,384,617
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	870,000	1,361,105
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	1,497,000	2,362,892
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	1,785,000	2,806,697
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	665,000	1,083,423
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	861,000	1,419,126
Japan Government Five Year Bond Series 112 (JPY)	0.40	6-20-2018	279,950,000	2,542,578
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	300,000,000	2,721,833
Japan Government Five Year Bond Series 116 (JPY)	0.20	12-20-2018	139,950,000	1,270,936
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	437,400,000	3,975,304
Japan Government Five Year Bond Series 123 (JPY)	0.10	3-20-2020	175,000,000	1,590,880
Japan Government Five Year Bond Series 125 (JPY)	0.10	9-20-2020	209,950,000	1,910,251
Japan Government Five Year Bond Series 126 (JPY)	0.10	12-20-2020	279,950,000	2,549,352
Japan Government Five Year Bond Series 127 (JPY)	0.10	3-20-2021	349,950,000	3,188,669
Japan Government Five Year Bond Series 129 (JPY)	0.10	9-20-2021	349,950,000	3,190,059
Japan Government Five Year Bond Series 130 (JPY)	0.10	12-20-2021	100,000,000	912,325
Japan Government Five Year Bond Series 131 (JPY)	0.10	3-20-2022	250,000,000	2,280,451
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	108,650,000	1,350,586
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	163,550,000	2,041,193

56

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Forty Year Bond Series 4 (JPY)	2.20%	3-20-2051	125,000,000	$1,565,914
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	157,450,000	1,894,546
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	122,450,000	1,443,484
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	139,950,000	1,571,560
Japan Government Forty Year Bond Series 8 (JPY)	1.40	3-20-2055	159,950,000	1,661,256
Japan Government Forty Year Bond Series 9 (JPY)	0.40	3-20-2056	139,950,000	1,041,961
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	440,900,000	4,067,188
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	367,400,000	3,397,795
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	384,900,000	3,554,217
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	349,950,000	3,243,049
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	262,450,000	2,440,702
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	433,900,000	4,050,569
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	419,900,000	3,912,103
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	678,850,000	6,348,458
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	349,950,000	3,265,357
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	300,000,000	2,808,813
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	321,950,000	3,032,493
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	419,900,000	3,934,359
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	491,300,000	4,572,927
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	454,900,000	4,302,348
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	361,800,000	3,444,467
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	405,350,000	3,856,041
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	139,950,000	1,330,277
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	307,400,000	2,909,933
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	307,400,000	2,916,289
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	219,900,000	2,091,165
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	79,950,000	756,814
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	269,950,000	2,548,572
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	314,950,000	2,979,128
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	244,900,000	2,309,291
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	324,900,000	3,080,023
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	304,850,000	2,863,498
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	329,850,000	3,139,934
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	349,950,000	3,301,316
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	324,950,000	3,069,112
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	349,950,000	3,286,117
Japan Government Ten Year Bond Series 336 (JPY)	0.50	12-20-2024	299,950,000	2,817,959
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	284,900,000	2,637,621
Japan Government Ten Year Bond Series 338 (JPY)	0.40	3-20-2025	367,400,000	3,428,514
Japan Government Ten Year Bond Series 339 (JPY)	0.40	6-20-2025	349,950,000	3,266,463
Japan Government Ten Year Bond Series 340 (JPY)	0.40	9-20-2025	300,000,000	2,799,819
Japan Government Ten Year Bond Series 341 (JPY)	0.30	12-20-2025	349,950,000	3,239,668
Japan Government Ten Year Bond Series 343 (JPY)	0.10	6-20-2026	349,950,000	3,182,539
Japan Government Ten Year Bond Series 344 (JPY)	0.10	9-20-2026	300,000,000	2,726,384
Japan Government Ten Year Bond Series 345 (JPY)	0.10	12-20-2026	200,000,000	1,816,343
Japan Government Ten Year Bond Series 346 (JPY)	0.10	3-20-2027	250,000,000	2,268,781
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	70,000,000	802,165
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	28,000,000	342,371
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	172,850,000	1,884,463
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	171,450,000	2,075,079
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	105,000,000	1,272,619
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	200,750,000	2,377,533
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	112,450,000	1,376,317
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	167,950,000	2,003,511
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	209,950,000	2,543,855
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	98,000,000	1,207,156
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	157,450,000	1,945,755
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	91,000,000	1,111,613
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	146,950,000	1,774,148
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	178,450,000	2,128,204
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	209,950,000	2,552,480
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	279,950,000	3,363,318

57

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 36 (JPY)	2.00%	3-20-2042	342,950,000	$4,000,887
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	200,000,000	2,297,084
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	227,450,000	2,565,574
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	207,400,000	2,300,183
Japan Government Thirty Year Bond Series 49 (JPY)	1.40	12-20-2045	139,950,000	1,461,786
Japan Government Thirty Year Bond Series 50 (JPY)	0.80	3-20-2046	100,000,000	904,948
Japan Government Thirty Year Bond Series 51 (JPY)	0.30	6-20-2046	139,950,000	1,102,124
Japan Government Thirty Year Bond Series 52 (JPY)	0.50	9-20-2046	105,000,000	875,477
Japan Government Thirty Year Bond Series 54 (JPY)	0.80	3-20-2047	170,000,000	1,532,963
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	206,450,000	1,919,957
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	300,950,000	2,910,750
Japan Government Twenty Year Bond Series 48 (JPY)	2.50	12-21-2020	70,000,000	691,328
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	300,250,000	2,920,843
Japan Government Twenty Year Bond Series 55 (JPY)	2.00	3-21-2022	209,950,000	2,088,050
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	391,900,000	3,916,063
Japan Government Twenty Year Bond Series 59 (JPY)	1.70	12-20-2022	70,000,000	695,411
Japan Government Twenty Year Bond Series 60 (JPY)	1.40	12-20-2022	70,000,000	684,831
Japan Government Twenty Year Bond Series 64 (JPY)	1.90	9-20-2023	299,900,000	3,048,825
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	274,500,000	2,811,401
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	205,050,000	2,174,622
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	328,800,000	3,425,636
Japan Government Twenty Year Bond Series 76 (JPY)	1.90	3-20-2025	209,950,000	2,180,238
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	318,450,000	3,377,698
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	288,400,000	3,127,298
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	6-20-2026	212,450,000	2,312,837
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	174,950,000	1,897,374
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	160,950,000	1,737,199
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	139,950,000	1,539,336
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-2027	70,000,000	765,835
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	146,950,000	1,660,462
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	139,950,000	1,544,960
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	225,350,000	2,447,820
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	200,000,000	2,219,612
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	121,050,000	1,347,726
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	244,950,000	2,732,182
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	112,000,000	1,264,412
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	70,000,000	792,109
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	139,950,000	1,568,034
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	49,000,000	544,584
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	228,500,000	2,431,941
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	164,450,000	1,812,053
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	167,950,000	1,893,991
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	70,000,000	800,010
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	112,000,000	1,252,580
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	108,500,000	1,200,319
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	110,400,000	1,222,654
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	87,500,000	960,154
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	272,950,000	2,996,042
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	70,000,000	769,488
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	174,950,000	1,879,571
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	219,900,000	2,393,108
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	209,950,000	2,286,796
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	34,950,000	385,362
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	209,950,000	2,259,062
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	200,000,000	2,182,339
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	349,950,000	3,770,960
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	329,850,000	3,505,285
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	325,900,000	3,462,897
Japan Government Twenty Year Bond Series 152 (JPY)	1.20	3-20-2035	209,950,000	2,133,319
Japan Government Twenty Year Bond Series 153 (JPY)	1.30	6-20-2035	105,000,000	1,081,979
Japan Government Twenty Year Bond Series 154 (JPY)	1.20	9-20-2035	164,950,000	1,673,315
Japan Government Twenty Year Bond Series 155 (JPY)	1.00	12-20-2035	105,000,000	1,030,394
Japan Government Twenty Year Bond Series 156 (JPY)	0.40	3-20-2036	227,450,000	2,009,282
Japan Government Twenty Year Bond Series 157 (JPY)	0.20	6-20-2036	139,950,000	1,187,496
Japan Government Twenty Year Bond Series 158 (JPY)	0.50	9-20-2036	174,950,000	1,565,483

58

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 159 (JPY)	0.60%	12-20-2036	50,000,000	$454,370
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	139,950,000	1,304,182
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	122,450,000	1,279,528
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	277,400,000	2,910,934
Japan Government Two Year Bond Series 367 (JPY)	0.10	8-15-2018	100,000,000	905,734
Japan Government Two Year Bond Series 368 (JPY)	0.10	9-15-2018	200,000,000	1,811,774
Japan Government Two Year Bond Series 369 (JPY)	0.10	10-15-2018	349,950,000	3,171,068
Japan Government Two Year Bond Series 370 (JPY)	0.10	11-15-2018	349,950,000	3,172,080
Japan Government Two Year Bond Series 374 (JPY)	0.10	3-15-2019	100,000,000	907,169
Netherlands Government Bond (EUR) ¤144A	0.00	1-15-2022	500,000	571,200
Netherlands Government Bond (EUR)	0.25	1-15-2020	800,000	920,332
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	600,000	677,253
Netherlands Government Bond (EUR) 144A	0.50	7-15-2026	600,000	683,616
Netherlands Government Bond (EUR) 144A	0.75	7-15-2027	150,000	172,491
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	700,000	811,154
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	800,000	1,003,568
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	647,000	829,437
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	570,000	725,525
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	535,000	751,984
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	700,000	1,090,117
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	840,000	1,091,136
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	600,000	761,549
Netherlands Government Bond (EUR)	3.75	1-15-2023	679,000	935,396
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	500,000	884,982
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	450,000	532,219
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	600,000	741,152
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	709,000	1,237,807
Netherlands Government Bond (EUR)	5.50	1-15-2028	735,000	1,257,120
Netherlands Government Bond (EUR) 144A	7.50	1-15-2023	234,000	378,167
Spain Government Bond (EUR) 144A	4.00	4-30-2020	1,167,000	1,467,966
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,000,000	1,432,765
Spain Government Bond (EUR) 144A	4.30	10-31-2019	1,225,000	1,525,107
Spain Government Bond (EUR) 144A	4.60	7-30-2019	1,100,000	1,365,177
Spain Government Bond (EUR) 144A	4.65	7-30-2025	1,120,000	1,597,475
Spain Government Bond (EUR) 144A	4.70	7-30-2041	840,000	1,288,081
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,155,000	1,634,539
Spain Government Bond (EUR) 144A	4.85	10-31-2020	620,000	812,554
Spain Government Bond (EUR) 144A	4.90	7-30-2040	555,000	870,082
Spain Government Bond (EUR) 144A	5.50	4-30-2021	1,005,000	1,370,858
Spain Government Bond (EUR)	5.75	7-30-2032	1,000,000	1,663,755
Spain Government Bond (EUR) 144A	5.85	1-31-2022	1,000,000	1,416,431
Spain Government Bond (EUR) 144A	5.90	7-30-2026	550,000	858,556
Spain Government Bond (EUR)	6.00	1-31-2029	770,000	1,256,901
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	4,310,000	591,188
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	4,555,000	570,795
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	2,625,000	417,556
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	4,555,000	620,460
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	700,000	92,915
Sweden Government Bond Series 1057 (SEK) 144A	1.50	11-13-2023	4,110,000	515,961
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	4,000,000	540,558
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	3,200,000	385,640
United Kingdom Gilt (GBP)	0.50	7-22-2022	950,000	1,225,616
United Kingdom Gilt (GBP)	1.25	7-22-2018	1,000,000	1,304,770
United Kingdom Gilt (GBP)	1.50	1-22-2021	1,530,000	2,060,926
United Kingdom Gilt (GBP)	1.50	7-22-2026	500,000	674,046
United Kingdom Gilt (GBP)	1.50	7-22-2047	500,000	616,044
United Kingdom Gilt (GBP)	1.75	7-22-2019	950,000	1,266,737
United Kingdom Gilt (GBP)	1.75	9-7-2022	1,350,000	1,857,653
United Kingdom Gilt (GBP)	1.75	9-7-2037	125,000	162,989
United Kingdom Gilt (GBP)	1.75	7-22-2057	200,000	271,281
United Kingdom Gilt (GBP)	2.00	7-22-2020	1,500,000	2,042,893
United Kingdom Gilt (GBP)	2.00	9-7-2025	1,000,000	1,408,779
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,000,000	1,419,795

59

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	2.50%	7-22-2065	600,000	$1,027,168
United Kingdom Gilt (GBP)	2.75	9-7-2024	1,000,000	1,474,343
United Kingdom Gilt (GBP)	3.25	1-22-2044	925,000	1,574,080
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,200,000	2,146,105
United Kingdom Gilt (GBP)	3.50	7-22-2068	900,000	1,967,897
United Kingdom Gilt (GBP)	3.75	9-7-2019	1,315,000	1,834,690
United Kingdom Gilt (GBP)	3.75	9-7-2020	1,400,000	2,015,828
United Kingdom Gilt (GBP)	3.75	9-7-2021	1,400,000	2,070,653
United Kingdom Gilt (GBP)	3.75	7-22-2052	1,000,000	2,023,973
United Kingdom Gilt (GBP)	4.00	3-7-2022	1,519,000	2,298,171
United Kingdom Gilt (GBP)	4.00	1-22-2060	950,000	2,160,581
United Kingdom Gilt (GBP)	4.25	12-7-2027	1,400,000	2,379,722
United Kingdom Gilt (GBP)	4.25	6-7-2032	1,550,000	2,757,953
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,000,000	1,842,922
United Kingdom Gilt (GBP)	4.25	9-7-2039	795,000	1,508,468
United Kingdom Gilt (GBP)	4.25	12-7-2040	1,000,000	1,922,059
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,400,000	2,864,238
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,100,000	2,337,687
United Kingdom Gilt (GBP)	4.25	12-7-2055	1,200,000	2,736,932
United Kingdom Gilt (GBP)	4.50	3-7-2019	1,800,000	2,499,089
United Kingdom Gilt (GBP)	4.50	9-7-2034	1,750,000	3,265,385
United Kingdom Gilt (GBP)	4.50	12-7-2042	1,300,000	2,641,938
United Kingdom Gilt (GBP)	4.75	3-7-2020	1,600,000	2,325,829
United Kingdom Gilt (GBP)	4.75	12-7-2030	2,000,000	3,678,707
United Kingdom Gilt (GBP)	4.75	12-7-2038	1,400,000	2,813,164
United Kingdom Gilt (GBP)	5.00	3-7-2025	1,750,000	2,978,576
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,277,000	2,515,084
United Kingdom Gilt (GBP)	8.00	6-7-2021	1,610,000	2,720,701
Total Foreign Government Bonds (Cost $741,752,849)				718,671,055

U.S. Treasury Securities : 23.41%
U.S. Treasury Bond	2.25	8-15-2046	$1,925,000	1,682,721
U.S. Treasury Bond	2.50	2-15-2045	9,922,000	9,208,082
U.S. Treasury Bond	2.50	2-15-2046	5,599,000	5,179,293
U.S. Treasury Bond	2.50	5-15-2046	4,999,000	4,621,730
U.S. Treasury Bond	2.75	8-15-2042	3,149,000	3,096,846
U.S. Treasury Bond	2.75	11-15-2042	4,274,000	4,197,200
U.S. Treasury Bond	2.88	5-15-2043	6,544,000	6,566,498
U.S. Treasury Bond	2.88	8-15-2045	2,100,000	2,100,164
U.S. Treasury Bond	2.88	11-15-2046	3,499,000	3,497,632
U.S. Treasury Bond	3.00	5-15-2042	1,400,000	1,442,109
U.S. Treasury Bond	3.00	11-15-2044	4,118,000	4,228,189
U.S. Treasury Bond	3.00	2-15-2047	2,000,000	2,051,016
U.S. Treasury Bond	3.00	5-15-2047	1,500,000	1,540,371
U.S. Treasury Bond	3.13	2-15-2042	1,575,000	1,660,211
U.S. Treasury Bond	3.13	2-15-2043	4,374,000	4,596,116
U.S. Treasury Bond	3.13	8-15-2044	5,599,000	5,885,075
U.S. Treasury Bond	3.38	5-15-2044	6,299,000	6,924,226
U.S. Treasury Bond	3.50	2-15-2039	2,100,000	2,373,573
U.S. Treasury Bond	3.63	8-15-2043	4,549,000	5,209,137
U.S. Treasury Bond	3.63	2-15-2044	6,824,000	7,826,541
U.S. Treasury Bond	3.75	8-15-2041	1,645,000	1,920,538
U.S. Treasury Bond	4.25	11-15-2040	3,149,000	3,950,027
U.S. Treasury Bond	4.38	2-15-2038	1,225,000	1,565,129
U.S. Treasury Bond	4.38	11-15-2039	560,000	713,475
U.S. Treasury Bond	4.50	5-15-2038	420,000	545,639
U.S. Treasury Bond	4.50	8-15-2039	1,470,000	1,904,167
U.S. Treasury Bond	4.75	2-15-2037	560,000	747,841
U.S. Treasury Bond	4.75	2-15-2041	2,639,000	3,551,001
U.S. Treasury Bond	5.00	5-15-2037	560,000	770,831
U.S. Treasury Bond	5.50	8-15-2028	700,000	921,731
U.S. Treasury Bond	6.13	11-15-2027	1,680,000	2,287,228
U.S. Treasury Bond	6.25	5-15-2030	2,100,000	3,018,668
U.S. Treasury Note	0.63	6-30-2018	5,000,000	4,968,750

60

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.75%	7-31-2018	$1,400,000	$1,392,129
U.S. Treasury Note	0.75	8-31-2018	3,499,000	3,478,086
U.S. Treasury Note	0.75	2-15-2019	1,750,000	1,734,961
U.S. Treasury Note ##	0.75	8-15-2019	3,499,000	3,456,354
U.S. Treasury Note	0.88	4-15-2019	3,499,000	3,473,167
U.S. Treasury Note	0.88	5-15-2019	3,499,000	3,471,116
U.S. Treasury Note	0.88	7-31-2019	1,750,000	1,734,003
U.S. Treasury Note	1.00	8-15-2018	5,000,000	4,987,110
U.S. Treasury Note	1.00	11-30-2018	3,499,000	3,486,561
U.S. Treasury Note	1.00	3-15-2019	1,999,000	1,989,395
U.S. Treasury Note	1.00	6-30-2019	7,496,000	7,452,081
U.S. Treasury Note	1.00	9-30-2019	6,447,000	6,399,150
U.S. Treasury Note	1.00	11-15-2019	3,499,000	3,469,888
U.S. Treasury Note	1.00	11-30-2019	6,999,000	6,938,578
U.S. Treasury Note	1.13	1-15-2019	4,500,000	4,490,685
U.S. Treasury Note	1.13	1-31-2019	5,000,000	4,989,260
U.S. Treasury Note	1.13	2-28-2019	3,000,000	2,992,851
U.S. Treasury Note	1.13	12-31-2019	3,499,000	3,477,677
U.S. Treasury Note	1.13	4-30-2020	10,498,000	10,407,371
U.S. Treasury Note	1.13	2-28-2021	6,248,000	6,138,904
U.S. Treasury Note	1.13	7-31-2021	6,999,000	6,845,351
U.S. Treasury Note	1.13	8-31-2021	4,549,000	4,444,869
U.S. Treasury Note	1.25	10-31-2018	6,999,000	7,000,365
U.S. Treasury Note	1.25	11-30-2018	4,499,000	4,499,175
U.S. Treasury Note	1.25	1-31-2019	1,750,000	1,749,522
U.S. Treasury Note	1.25	1-31-2020	4,899,000	4,881,393
U.S. Treasury Note	1.25	2-29-2020	6,999,000	6,969,744
U.S. Treasury Note	1.25	3-31-2021	4,724,000	4,659,782
U.S. Treasury Note	1.25	10-31-2021	7,600,000	7,452,454
U.S. Treasury Note	1.25	7-31-2023	3,149,000	3,023,531
U.S. Treasury Note	1.38	7-31-2018	3,499,000	3,505,015
U.S. Treasury Note	1.38	9-30-2018	7,698,000	7,712,134
U.S. Treasury Note	1.38	2-28-2019	3,499,000	3,505,288
U.S. Treasury Note	1.38	1-31-2020	2,100,000	2,099,345
U.S. Treasury Note	1.38	2-15-2020	2,500,000	2,498,340
U.S. Treasury Note	1.38	4-30-2020	10,848,000	10,828,083
U.S. Treasury Note	1.38	5-31-2020	6,999,000	6,981,503
U.S. Treasury Note	1.38	1-31-2021	5,424,000	5,382,474
U.S. Treasury Note	1.38	4-30-2021	6,999,000	6,932,020
U.S. Treasury Note	1.38	5-31-2021	6,999,000	6,926,273
U.S. Treasury Note	1.50	8-31-2018	8,398,000	8,425,554
U.S. Treasury Note	1.50	1-31-2019	4,899,000	4,918,135
U.S. Treasury Note	1.50	5-31-2019	3,747,000	3,762,809
U.S. Treasury Note	1.50	4-15-2020	4,000,000	4,007,812
U.S. Treasury Note	1.50	2-28-2023	3,499,000	3,425,056
U.S. Treasury Note	1.50	3-31-2023	3,499,000	3,421,914
U.S. Treasury Note	1.50	8-15-2026	6,999,000	6,593,275
U.S. Treasury Note	1.63	3-31-2019	1,999,000	2,011,884
U.S. Treasury Note	1.63	8-31-2019	3,499,000	3,523,056
U.S. Treasury Note	1.63	8-15-2022	4,269,000	4,230,980
U.S. Treasury Note	1.63	11-15-2022	3,748,000	3,705,835
U.S. Treasury Note	1.63	4-30-2023	4,199,000	4,132,076
U.S. Treasury Note	1.63	2-15-2026	8,298,000	7,936,904
U.S. Treasury Note	1.63	5-15-2026	7,698,000	7,346,479
U.S. Treasury Note	1.75	9-30-2019	2,996,000	3,024,905
U.S. Treasury Note	1.75	11-30-2021	4,549,000	4,556,820
U.S. Treasury Note	1.75	2-28-2022	2,998,000	2,997,065
U.S. Treasury Note	1.75	5-15-2022	5,249,000	5,245,719
U.S. Treasury Note	1.75	1-31-2023	3,499,000	3,475,217
U.S. Treasury Note	1.75	5-15-2023	8,748,000	8,667,352
U.S. Treasury Note	1.88	1-31-2022	5,000,000	5,029,885
U.S. Treasury Note	1.88	2-28-2022	3,500,000	3,521,602
U.S. Treasury Note	2.00	7-31-2020	4,199,000	4,264,937

61

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	11-30-2020	$6,999,000	$7,103,985
U.S. Treasury Note	2.00	5-31-2021	3,499,000	3,547,794
U.S. Treasury Note	2.00	11-15-2021	3,698,000	3,745,671
U.S. Treasury Note	2.00	11-30-2022	3,499,000	3,525,925
U.S. Treasury Note	2.00	2-15-2023	5,198,000	5,232,723
U.S. Treasury Note	2.00	5-31-2024	3,000,000	2,996,367
U.S. Treasury Note	2.00	2-15-2025	6,548,000	6,501,706
U.S. Treasury Note	2.00	8-15-2025	9,448,000	9,347,615
U.S. Treasury Note	2.00	11-15-2026	7,249,000	7,121,012
U.S. Treasury Note	2.13	1-31-2021	6,999,000	7,132,142
U.S. Treasury Note	2.13	6-30-2021	3,499,000	3,562,965
U.S. Treasury Note	2.13	8-15-2021	6,999,000	7,128,048
U.S. Treasury Note	2.13	9-30-2021	1,750,000	1,780,966
U.S. Treasury Note	2.13	12-31-2022	3,499,000	3,547,248
U.S. Treasury Note	2.13	11-30-2023	1,400,000	1,413,945
U.S. Treasury Note	2.13	2-29-2024	3,000,000	3,023,790
U.S. Treasury Note	2.13	5-15-2025	6,999,000	7,001,184
U.S. Treasury Note	2.25	7-31-2021	4,899,000	5,011,907
U.S. Treasury Note	2.25	12-31-2023	4,000,000	4,067,032
U.S. Treasury Note	2.25	11-15-2024	7,947,000	8,043,230
U.S. Treasury Note	2.25	11-15-2025	8,048,000	8,105,527
U.S. Treasury Note	2.25	2-15-2027	5,000,000	5,014,260
U.S. Treasury Note	2.38	8-15-2024	10,498,000	10,730,510
U.S. Treasury Note	2.38	5-15-2027	4,000,000	4,062,031
U.S. Treasury Note	2.50	8-15-2023	9,973,000	10,299,845
U.S. Treasury Note	2.50	5-15-2024	10,848,000	11,187,000
U.S. Treasury Note	2.63	8-15-2020	8,398,000	8,693,240
U.S. Treasury Note	2.63	11-15-2020	10,498,000	10,874,857
U.S. Treasury Note	2.75	11-15-2023	3,348,000	3,508,209
U.S. Treasury Note	2.75	2-15-2024	12,772,000	13,379,168
U.S. Treasury Note	3.13	5-15-2019	5,599,000	5,798,028
U.S. Treasury Note	3.13	5-15-2021	2,799,000	2,957,975
U.S. Treasury Note	3.38	11-15-2019	5,599,000	5,872,170
U.S. Treasury Note	3.50	5-15-2020	2,496,000	2,644,200
U.S. Treasury Note	3.63	8-15-2019	6,649,000	6,981,969
U.S. Treasury Note	3.63	2-15-2020	14,347,000	15,193,803
U.S. Treasury Note	3.63	2-15-2021	3,997,000	4,289,904
U.S. Treasury Note	3.75	11-15-2018	4,899,000	5,075,825
U.S. Treasury Note	6.00	2-15-2026	805,000	1,051,720
U.S. Treasury Note	6.25	8-15-2023	2,449,000	3,071,007
U.S. Treasury Note	6.50	11-15-2026	1,050,000	1,436,531
U.S. Treasury Note	6.63	2-15-2027	665,000	922,532
U.S. Treasury Note	6.75	8-15-2026	1,050,000	1,451,871
U.S. Treasury Note	6.88	8-15-2025	1,050,000	1,429,517
U.S. Treasury Note	7.13	2-15-2023	2,100,000	2,697,515
U.S. Treasury Note	7.25	8-15-2022	4,098,000	5,200,456
U.S. Treasury Note	7.50	11-15-2024	1,400,000	1,931,945
U.S. Treasury Note	7.88	2-15-2021	350,000	428,736
U.S. Treasury Note	8.00	11-15-2021	2,869,000	3,641,389
U.S. Treasury Note	8.13	8-15-2019	945,000	1,084,277
U.S. Treasury Note	8.50	2-15-2020	1,190,000	1,414,752
U.S. Treasury Note	8.75	8-15-2020	280,000	343,383
U.S. Treasury Note	8.88	2-15-2019	840,000	948,446
Total U.S. Treasury Securities (Cost $664,035,757)				675,390,867

Yankee Corporate Bonds and Notes : 4.15%
Consumer Discretionary : 0.06%
Auto Components : 0.01%
Magna International Incorporated	4.15	10-1-2025	175,000	187,113

Media : 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	478,955

62

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Grupo Televisa SAB	6.63%	1-15-2040	$350,000	$403,994
WPP Finance 2010	3.63	9-7-2022	245,000	254,082
WPP Finance 2010	3.75	9-19-2024	200,000	205,665
WPP Finance 2010	5.63	11-15-2043	140,000	155,738
				1,498,434

Consumer Staples : 0.06%
Beverages : 0.06%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	314,708
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	211,450
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	342,115
Diageo Capital plc	2.63	4-29-2023	210,000	211,812
Diageo Capital plc	3.88	4-29-2043	161,000	161,181
Diageo Capital plc	5.88	9-30-2036	122,000	156,995
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	198,273
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	150,097
				1,746,631

Energy : 0.45%
Energy Equipment & Services : 0.00%
TechnipFMC plc 144A	3.45	10-1-2022	70,000	70,137

Oil, Gas & Consumable Fuels : 0.45%
BP Capital Markets plc	2.24	5-10-2019	280,000	282,499
BP Capital Markets plc	2.50	11-6-2022	350,000	349,205
BP Capital Markets plc	2.52	1-15-2020	700,000	711,262
BP Capital Markets plc	2.75	5-10-2023	420,000	422,239
BP Capital Markets plc	3.25	5-6-2022	525,000	543,977
BP Capital Markets plc	3.51	3-17-2025	700,000	722,000
BP Capital Markets plc	3.81	2-10-2024	350,000	368,228
BP Capital Markets plc	4.50	10-1-2020	350,000	376,882
BP Capital Markets plc	4.75	3-10-2019	315,000	331,067
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	213,804
Canadian Natural Resources Limited	6.25	3-15-2038	350,000	408,524
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	142,969
Cenovus Energy Incorporated	4.45	9-15-2042	320,000	278,652
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	214,437
Enbridge Incorporated	3.50	6-10-2024	700,000	704,773
Husky Energy Incorporated	4.00	4-15-2024	350,000	359,597
Husky Energy Incorporated	6.80	9-15-2037	70,000	87,679
Husky Energy Incorporated	7.25	12-15-2019	395,000	443,771
Petro-Canada	5.95	5-15-2035	140,000	167,776
Suncor Energy Incorporated	3.60	12-1-2024	420,000	433,247
Suncor Energy Incorporated	5.95	12-1-2034	52,000	62,531
Suncor Energy Incorporated	6.50	6-15-2038	280,000	358,005
Suncor Energy Incorporated	6.85	6-1-2039	175,000	231,953
Total Capital Canada Limited	2.75	7-15-2023	245,000	248,357
Total Capital International SA	2.13	1-10-2019	350,000	352,586
Total Capital International SA	2.70	1-25-2023	245,000	248,132
Total Capital International SA	2.88	2-17-2022	175,000	179,133
Total Capital International SA	3.75	4-10-2024	350,000	371,734
Total Capital SA	4.13	1-28-2021	70,000	74,947
Total Capital SA	4.25	12-15-2021	175,000	189,214
Total Capital SA	4.45	6-24-2020	350,000	375,818
TransCanada PipeLines Limited	2.50	8-1-2022	350,000	350,667
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	184,354
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	221,326
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	399,091
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	83,091

63

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Limited	6.10%	6-1-2040	$210,000	$266,948
TransCanada PipeLines Limited	7.13	1-15-2019	500,000	540,675
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	507,513
				12,808,663

Financials : 2.32%
Banks : 1.67%
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	700,000	704,600
Australia & New Zealand Banking Group Limited	2.30	6-1-2021	750,000	747,884
Bancolombia SA	5.95	6-3-2021	200,000	219,850
Bank of Montreal	1.35	8-28-2018	700,000	696,984
Bank of Montreal	2.55	11-6-2022	700,000	702,582
Bank of Nova Scotia	1.70	6-11-2018	210,000	210,283
Bank of Nova Scotia	1.95	1-15-2019	525,000	526,757
Bank of Nova Scotia	2.05	10-30-2018	70,000	70,408
Bank of Nova Scotia	2.80	7-21-2021	525,000	535,628
Bank of Nova Scotia	4.38	1-13-2021	350,000	375,784
Barclays Bank plc	5.14	10-14-2020	560,000	602,873
Barclays plc	2.75	11-8-2019	472,000	476,222
Barclays plc	2.88	6-8-2020	300,000	303,437
Barclays plc	3.25	1-12-2021	500,000	510,499
Barclays plc	4.38	1-12-2026	500,000	521,504
Barclays plc	5.20	5-12-2026	500,000	530,318
Barclays plc	5.25	8-17-2045	500,000	554,555
BNP Paribas	2.40	12-12-2018	420,000	423,641
BNP Paribas	4.25	10-15-2024	400,000	415,743
BNP Paribas	5.00	1-15-2021	805,000	881,861
BPCE SA	2.50	7-15-2019	700,000	705,434
BPCE SA	4.00	4-15-2024	500,000	529,087
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	350,000	378,129
Cooperatieve Rabobank UA	3.75	7-21-2026	500,000	502,565
Credit Suisse (New York)	3.00	10-29-2021	700,000	714,258
Credit Suisse (New York)	4.38	8-5-2020	700,000	745,634
Credit Suisse (New York)	5.30	8-13-2019	1,050,000	1,122,385
Credit Suisse (New York)	5.40	1-14-2020	300,000	322,656
Credit Suisse Group Funding Limited	3.75	3-26-2025	700,000	707,594
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	795,522
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	538,693
HSBC Holdings plc	2.95	5-25-2021	700,000	708,987
HSBC Holdings plc	3.60	5-25-2023	700,000	721,932
HSBC Holdings plc	3.90	5-25-2026	700,000	722,938
HSBC Holdings plc	4.00	3-30-2022	200,000	211,077
HSBC Holdings plc	4.25	3-14-2024	700,000	727,344
HSBC Holdings plc	4.30	3-8-2026	700,000	746,446
HSBC Holdings plc	4.88	1-14-2022	175,000	191,425
HSBC Holdings plc	5.10	4-5-2021	700,000	765,570
HSBC Holdings plc	5.25	3-14-2044	500,000	563,234
HSBC Holdings plc	6.10	1-14-2042	350,000	452,853
HSBC Holdings plc	6.50	5-2-2036	200,000	254,677
HSBC Holdings plc	6.80	6-1-2038	245,000	324,256
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	542,220
Lloyds Banking Group plc	4.65	3-24-2026	1,400,000	1,469,770
Lloyds Banking Group plc	5.30	12-1-2045	550,000	614,390
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	560,000	538,956
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	612,000	622,376
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	525,000	551,635
Mizuho Financial Group	2.95	2-28-2022	750,000	758,315
National Australia Bank Limited	2.30	7-25-2018	500,000	503,612
National Australia Bank Limited	2.50	7-12-2026	750,000	711,634
National Australia Bank Limited	3.00	1-20-2023	350,000	355,185
NIBC Bank NV	4.88	11-19-2019	560,000	598,081
Perrigo Finance Unlimited Company	4.38	3-15-2026	500,000	520,565
Rabobank Nederland NV	2.25	1-14-2019	500,000	504,106

64

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Rabobank Nederland NV	3.88%	2-8-2022	$350,000	$373,350
Rabobank Nederland NV	4.63	12-1-2023	750,000	809,033
Rabobank Nederland NV	5.25	5-24-2041	507,000	614,570
Rabobank Nederland NV	5.75	12-1-2043	250,000	303,268
Royal Bank of Canada	2.00	12-10-2018	250,000	250,990
Royal Bank of Canada	2.15	3-15-2019	350,000	351,909
Royal Bank of Canada	2.20	7-27-2018	700,000	704,211
Royal Bank of Canada	2.50	1-19-2021	350,000	354,446
Royal Bank of Canada	4.65	1-27-2026	350,000	374,169
Royal Bank of Scotland Group plc	3.88	9-12-2023	525,000	532,131
Royal Bank of Scotland Group plc	4.80	4-5-2026	500,000	531,527
Santander UK plc	2.50	3-14-2019	1,050,000	1,059,871
Santander UK plc	3.05	8-23-2018	350,000	355,256
Santander UK plc	4.00	3-13-2024	525,000	556,518
Skandinaviska Enskilda	2.63	3-15-2021	500,000	505,614
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	502,270
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	504,226
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	257,820
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	266,171
Sumitomo Mitsui Financial Group	2.93	3-9-2021	1,050,000	1,069,208
Sumitomo Mitsui Financial Group	3.01	10-19-2026	525,000	517,845
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	734,034
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	503,565
Svenska Handelsbanken AB	2.45	3-30-2021	750,000	753,660
Toronto Dominion Bank	2.13	7-2-2019	350,000	351,899
Toronto Dominion Bank	2.50	12-14-2020	300,000	304,037
Toronto Dominion Bank	2.63	9-10-2018	420,000	425,138
Toronto Dominion Bank ±	3.63	9-15-2031	525,000	517,949
Westpac Banking Corporation	2.10	5-13-2021	350,000	347,433
Westpac Banking Corporation	2.25	1-17-2019	175,000	175,974
Westpac Banking Corporation	2.30	5-26-2020	700,000	704,699
Westpac Banking Corporation	2.85	5-13-2026	700,000	684,556
				48,052,301

Capital Markets : 0.10%
Deutsche Bank AG (London)	2.50	2-13-2019	350,000	351,147
Deutsche Bank AG (London)	2.85	5-10-2019	420,000	424,296
Deutsche Bank AG (London)	3.38	5-12-2021	420,000	425,551
Deutsche Bank AG (London)	3.70	5-30-2024	700,000	698,875
Invesco Finance plc	4.00	1-30-2024	175,000	186,597
Invesco Finance plc	5.38	11-30-2043	175,000	204,242
Nomura Holdings Incorporated	2.75	3-19-2019	350,000	353,472
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	276,754
				2,920,934

Diversified Financial Services : 0.49%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	160,245
BHP Billiton Finance USA Limited	2.88	2-24-2022	192,000	196,668
BHP Billiton Finance USA Limited	3.85	9-30-2023	500,000	536,879
BHP Billiton Finance USA Limited	4.13	2-24-2042	455,000	461,288
BHP Billiton Finance USA Limited	5.00	9-30-2043	350,000	400,870
Burlington Resources Finance Company	7.20	8-15-2031	350,000	469,122
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	258,304
GE Capital International Funding Company	2.34	11-15-2020	1,799,000	1,817,069
GE Capital International Funding Company	3.37	11-15-2025	550,000	573,690
GE Capital International Funding Company	4.42	11-15-2035	1,709,000	1,839,345
Schlumberger Investment SA	3.65	12-1-2023	423,000	447,024
Shell International Finance BV	1.38	5-10-2019	525,000	521,852
Shell International Finance BV	1.90	8-10-2018	700,000	702,766
Shell International Finance BV	2.13	5-11-2020	525,000	529,213
Shell International Finance BV	2.25	1-6-2023	175,000	172,686

65

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Shell International Finance BV	2.38%	8-21-2022	$175,000	$175,250
Shell International Finance BV	2.88	5-10-2026	700,000	694,267
Shell International Finance BV	3.25	5-11-2025	350,000	359,356
Shell International Finance BV	3.40	8-12-2023	175,000	182,894
Shell International Finance BV	3.63	8-21-2042	175,000	163,005
Shell International Finance BV	4.00	5-10-2046	455,000	448,719
Shell International Finance BV	4.13	5-11-2035	350,000	362,760
Shell International Finance BV	4.30	9-22-2019	350,000	369,917
Shell International Finance BV	4.38	3-25-2020	350,000	373,718
Shell International Finance BV	4.38	5-11-2045	350,000	365,534
Shell International Finance BV	5.50	3-25-2040	210,000	253,980
Shell International Finance BV	6.38	12-15-2038	245,000	327,097
Syngenta Finance NV	3.13	3-28-2022	350,000	352,958
UBS AG (Stamford)	2.35	3-26-2020	500,000	503,600
UBS AG (Stamford)	2.38	8-14-2019	225,000	226,768
				14,246,844

Insurance : 0.06%
AON plc	4.00	11-27-2023	105,000	111,389
AON plc	4.60	6-14-2044	420,000	436,978
Aspen Insurance Holdings Limited	4.65	11-15-2023	140,000	149,592
AXA SA	8.60	12-15-2030	455,000	639,275
Montpelier Re Holdings Limited	4.70	10-15-2022	70,000	76,015
XLIT Limited	2.30	12-15-2018	245,000	246,431
XLIT Limited	5.25	12-15-2043	140,000	156,827
				1,816,507

Health Care : 0.38%
Health Care Equipment & Supplies : 0.01%
Covidien International Finance SA	6.55	10-15-2037	280,000	366,482

Pharmaceuticals : 0.37%
Actavis Funding SCS	3.00	3-12-2020	1,005,000	1,026,892
Actavis Funding SCS	3.80	3-15-2025	1,000,000	1,032,058
Actavis Funding SCS	3.85	6-15-2024	350,000	364,449
Actavis Funding SCS	4.75	3-15-2045	700,000	741,712
Actavis Funding SCS	4.85	6-15-2044	350,000	371,118
AstraZeneca plc	2.38	11-16-2020	350,000	353,706
AstraZeneca plc	3.38	11-16-2025	500,000	512,111
AstraZeneca plc	4.00	9-18-2042	385,000	385,166
Mylan NV	3.95	6-15-2026	700,000	701,908
Novartis Securities Investment Limited	5.13	2-10-2019	700,000	739,646
Perrigo Company plc	4.00	11-15-2023	250,000	267,257
Sanofi Aventis	4.00	3-29-2021	490,000	523,786
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	630,000	625,819
Shire plc ADR	1.90	9-23-2019	630,000	627,657
Shire plc ADR	3.20	9-23-2026	560,000	546,830
Teva Pharmaceutical Finance BV	2.20	7-21-2021	500,000	490,187
Teva Pharmaceutical Finance BV	2.95	12-18-2022	350,000	348,866
Teva Pharmaceutical Finance BV	3.15	10-1-2026	875,000	821,709
				10,480,877

Industrials : 0.18%
Industrial Conglomerates : 0.03%
Koninklijke Philips Electronics NV	3.75	3-15-2022	350,000	370,071
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	227,592
Tyco Electronics Group SA	7.13	10-1-2037	245,000	335,291
				932,954

66

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail : 0.06%
Canadian National Railway Company	5.55%	3-1-2019	$304,000	$323,838
Canadian National Railway Company	6.20	6-1-2036	140,000	184,624
Canadian National Railway Company	6.38	11-15-2037	385,000	520,262
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	152,170
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	55,813
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	432,828
Canadian Pacific Railway Company	7.25	5-15-2019	45,000	49,484
				1,719,019

Trading Companies & Distributors : 0.09%
AerCap Ireland Capital Limited	3.75	5-15-2019	577,000	594,029
AerCap Ireland Capital Limited	3.95	2-1-2022	520,000	543,830
AerCap Ireland Capital Limited	4.50	5-15-2021	595,000	631,728
AerCap Ireland Capital Limited	4.63	10-30-2020	665,000	707,767
				2,477,354

Information Technology : 0.10%
Communications Equipment : 0.01%
Ericsson LM	4.13	5-15-2022	280,000	285,125

Internet Software & Services : 0.05%
Alibaba Group Holding Limited	2.50	11-28-2019	700,000	704,078
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	205,079
Baidu Incorporated	2.75	6-9-2019	525,000	528,930
				1,438,087

Technology Hardware, Storage & Peripherals : 0.04%
Seagate HDD	4.75	6-1-2023	700,000	718,900
Seagate HDD	4.75	1-1-2025	350,000	349,361
				1,068,261

Materials : 0.24%
Chemicals : 0.08%
Agrium Incorporated	3.50	6-1-2023	210,000	214,169
Agrium Incorporated	4.90	6-1-2043	140,000	150,052
Agrium Incorporated	6.13	1-15-2041	115,000	139,017
Agrium Incorporated	6.75	1-15-2019	210,000	224,927
LyondellBasell Industries NV	4.63	2-26-2055	350,000	342,014
LyondellBasell Industries NV	5.00	4-15-2019	200,000	209,611
LyondellBasell Industries NV	5.75	4-15-2024	250,000	288,610
Methanex Corporation	3.25	12-15-2019	70,000	70,548
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	178,000	189,100
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	140,000	161,321
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	157,000	183,433
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	45,000	48,585
				2,221,387

Metals & Mining : 0.14%
Barrick Gold Corporation	4.10	5-1-2023	154,000	167,639
Barrick Gold Corporation	5.25	4-1-2042	350,000	393,400
Goldcorp Incorporated	3.70	3-15-2023	210,000	217,670
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	45,000	45,984
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	139,000	147,745
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	178,166
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	175,000	194,758

67

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Rio Tinto Finance (USA) Limited	5.20%	11-2-2040	$210,000	$245,001
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	350,000	465,676
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	336,000	381,191
Vale Overseas Limited	4.38	1-11-2022	140,000	142,408
Vale Overseas Limited	4.63	9-15-2020	210,000	218,379
Vale Overseas Limited	6.88	11-21-2036	382,000	410,650
Vale Overseas Limited	6.88	11-10-2039	91,000	97,661
Vale Overseas Limited	8.25	1-17-2034	210,000	252,147
Vale SA	5.63	9-11-2042	525,000	494,760
				4,053,235

Paper & Forest Products : 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	350,000	367,822
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	245,000	269,724
				637,546

Telecommunication Services : 0.35%
Diversified Telecommunication Services : 0.20%
British Telecommunications plc	9.13	12-15-2030	455,000	694,787
Deutsche Telekom International Finance BV	6.00	7-8-2019	350,000	379,055
Deutsche Telekom International Finance BV	9.25	6-1-2032	350,000	555,179
France Telecom SA	5.38	7-8-2019	420,000	448,640
France Telecom SA	5.38	1-13-2042	350,000	410,107
France Telecom SA	9.00	3-1-2031	247,000	376,253
Orange SA	2.75	2-6-2019	350,000	354,193
Royal KPN NV	8.38	10-1-2030	262,000	362,640
Telefonica Emisiones SAU	4.10	3-8-2027	750,000	775,225
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	326,459
Telefonica Emisiones SAU	5.13	4-27-2020	311,000	336,442
Telefonica Emisiones SAU	5.21	3-8-2047	500,000	525,865
Telefonica Europe BV	8.25	9-15-2030	294,000	413,901
				5,958,746

Wireless Telecommunication Services : 0.15%
America Movil SAB de CV	4.38	7-16-2042	250,000	248,231
America Movil SAB de CV	5.00	3-30-2020	700,000	752,752
America Movil SAB de CV	6.13	11-15-2037	70,000	84,253
America Movil SAB de CV	6.38	3-1-2035	395,000	481,438
Rogers Communications Incorporated	3.00	3-15-2023	140,000	141,676
Rogers Communications Incorporated	4.50	3-15-2043	140,000	144,397
Rogers Communications Incorporated	5.00	3-15-2044	250,000	278,535
Rogers Communications Incorporated	6.80	8-15-2018	525,000	556,292
Vodafone Group plc	2.50	9-26-2022	350,000	347,550
Vodafone Group plc	4.38	2-19-2043	350,000	342,641
Vodafone Group plc	4.63	7-15-2018	126,000	129,881
Vodafone Group plc	5.45	6-10-2019	280,000	298,870
Vodafone Group plc	6.25	11-30-2032	210,000	255,715
Vodafone Group plc	7.88	2-15-2030	175,000	239,275
				4,301,506

Utilities : 0.01%
Electric Utilities : 0.00%
Scottish Power Limited	5.81	3-15-2025	105,000	120,120

Independent Power & Renewable Electricity Producers : 0.00%
TransAlta Corporation	6.50	3-15-2040	63,000	60,628

68

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Water Utilities : 0.01%
United Utilities Group plc		5.38%	2-1-2019	$175,000	$183,022

Total Yankee Corporate Bonds and Notes (Cost $115,446,066)					119,651,913

Yankee Government Bonds : 0.05%
Ukraine Government Aid		1.84	5-16-2019	1,400,000	1,413,171

Total Yankee Government Bonds (Cost $1,400,371)					1,413,171

		Yield		Shares
Short-Term Investments : 1.20%
Investment Companies : 1.20%
Securities Lending Cash Investment LLC (l)(r)(u)		1.04		1,026,865	1,026,968
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.71		33,486,650	33,486,650
Total Short-Term Investments (Cost $34,513,553)					34,513,618

Total investments in securities (Cost $2,867,048,952)*	100.42%				2,896,722,845
Other assets and liabilities, net	(0.42)				(12,052,278)

Total net assets	100.00%				$2,884,670,567

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
144A The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
@	Foreign bond principal is denominated in the local currency of the issuer.
##	All or a portion of this security is segregated for when-issued securities.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,868,415,855 and unrealized gains (losses) consists of:

Gross unrealized gains Gross unrealized losses Net unrealized gains	$86,480,620 (58,173,630) $28,306,990

Abbreviations:
ADR	American depositary receipt
AUD	Australian dollar
CAD	Canadian dollar
DKK	Danish krone
EUR	Euro
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FICO	The Financing Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
JPY	Japanese yen
LLC	Limited liability company
LP	Limited partnership

69

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

plc	Public limited company
REIT	Real estate investment trust
SEK	Swedish krona
TVA	Tennessee Valley Authority

70

Wells Fargo Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$752,192,593	$0	$752,192,593
Corporate bonds and notes	0	594,889,628	0	594,889,628
Foreign government bonds	0	718,671,055	0	718,671,055
U.S. Treasury securities	675,390,867	0	0	675,390,867
Yankee corporate bonds and notes	0	119,651,913	0	119,651,913
Yankee government bonds	0	1,413,171	0	1,413,171
Short-term investments
Investment companies	33,486,650	0	0	33,486,650
Investments measured at net asset value*				1,026,968

Total assets	$708,877,517	$2,186,818,360	$0	$2,896,722,845

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,026,968 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments..

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.98%

Consumer Discretionary : 13.49%

Auto Components : 0.93%
Adient plc	44,388	$3,041,910
Aisin Seiki Company Limited	13,400	660,623
Akebono Brake Industry Company Limited †	15,000	47,404
Autoliv Incorporated «	20,622	2,287,392
Bharat Forge Limited	10,994	199,339
BorgWarner Incorporated	46,600	1,980,966
Bosch Limited	994	359,546
Bridgestone Corporation	46,300	1,944,809
Cheng Shin Rubber Industry Company Limited	272,728	550,370
Cie Generale des Establissements Michelin «	7,558	950,911
Continental AG	4,737	1,053,619
Cooper Tire & Rubber Company	26,104	939,744
Daido Metal Company Limited	4,600	39,624
Dana Incorporated	71,641	1,513,058
Delphi Automotive plc	63,164	5,556,537
Denso Corporation	36,100	1,538,854
Exedy Corporation	3,000	81,941
Exide Industries Limited	52,342	186,791
Faurecia «	1,359	71,340
FCC Company Limited	3,200	61,862
Futaba Industrial Company Limited	4,000	31,169
GKN plc	80,745	364,126
Halla Holdings Corporation	812	47,287
Hankook Tire Company Limited	5,734	311,898
Hanon Systems	16,878	156,027
Hi-Lex Corporation	2,600	65,264
Hota Industrial Manufacturing Company Limited	42,497	211,221
Hyundai Mobis	4,658	1,142,034
Hyundai Wia Corporation	2,127	131,085
Keihin Corporation	4,200	57,605
Kenda Rubber Industrial Company Limited	126,625	195,964
Koito Manufacturing Company Limited	8,500	447,449
Kumho Tire Company Incorporated †	15,306	98,568
KYB Corporation	17,000	83,043
Lear Corporation	16,200	2,414,448
Leoni AG	649	35,778
Linamar Corporation	1,622	73,580
Magna International Incorporated	16,000	716,231
Mando Corporation	885	203,939
Martinrea International Incorporated	2,001	16,561
Mitsuba Corporation	3,300	56,852
Motherson Sumi Systems Limited †	59,162	413,135
Nan Kang Rubber Tire Company Limited	98,633	92,963
NGK Spark Plug Company Limited	12,700	258,128
NHK Spring Company Limited	18,400	193,553
Nifco Incorporated	3,300	168,650
Nippon Seiki Company Limited	5,000	104,966
Nissin Kogyo Company Limited	3,600	56,917
NOK Corporation	8,900	194,795
Nokian Renkaat Oyj	5,356	218,886
Pacific Industrial Company Limited	5,000	65,779
Plastic Omnium SA	4,085	151,777
Press Kogyo Company Limited	8,600	38,593
Riken Corporation	900	38,641
Sanden Corporation †	18,000	49,084
Showa Corporation †	4,600	44,775
Somboon Advance Technology PCL	70	36
Stanley Electric Company Limited	11,000	331,242
Sumitomo Riko Company Limited	4,300	44,378
Sumitomo Rubber Industries Limited	13,700	233,549
Tachi-S Company Limited	3,800	66,290
Takata Corporation †«	5,000	21,986
Tenneco Automotive Incorporated	28,500	1,620,225
The Goodyear Tire & Rubber Company	58,700	1,891,314

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
The Yokohama Rubber Company Limited	10,100	$196,984
Tokai Rika Company Limited	1,700	31,191
Tong Yang Industry Company Limited	66,828	122,418
Topre Corporation	1,700	48,122
Toyo Tire & Rubber Company Limited	8,600	165,555
Toyoda Gosei Company Limited	5,500	132,199
Toyota Boshoku Corporation	6,100	117,704
Toyota Industries Corporation	14,100	709,138
TPR Company Limited	2,600	87,449
TS Tech Company Limited	3,700	104,068
Unipres Corporation	3,300	75,982
Valeo SA	9,981	694,817
Visteon Corporation †	16,968	1,701,721
Xinyi Automobile Glass Hong Kong Enterprises Limited †	18	3
Xinyi Glass Holdings Limited	149	146
Yarnapund PCL †(a)	1,551,500	0
Yorozu Corporation	2,300	34,889
		40,448,817

Automobiles : 1.17%
Bajaj Auto	9,703	427,995
Bayerische Motoren Werke AG	13,391	1,252,912
Brilliance China Automotive Holdings Limited	396,000	738,890
BYD Company Limited H Shares	93,000	555,550
China Motor Company Limited	131,925	122,149
Daimler AG	41,760	3,030,924
Dongfeng Motor Group Company Limited H Shares	350,000	394,351
Ferrari NV	5,481	474,095
Fiat Chrysler Automobiles NV †	42,676	448,000
Ford Motor Company	193,001	2,146,171
Ford Otomotiv Sanayi AS	9,441	108,221
Fuji Heavy Industries Limited	43,800	1,481,093
Geely Automobile Holdings Limited	600,000	993,256
General Motors Company	67,893	2,303,609
Ghabbour Auto †	17,178	2,050
Harley-Davidson Incorporated	40,500	2,146,905
Hero Honda Motors Limited	13,671	793,615
Honda Motor Company Limited	122,900	3,458,955
Hyundai Motor Company	10,096	1,469,854
Isuzu Motors Limited	42,000	513,102
Kia Motors Corporation	20,242	706,011
Mahindra & Mahindra Limited	34,198	751,036
Mahindra & Mahindra Limited GDR	7,082	157,220
Maruti Suzuki India Limited	14,783	1,652,204
Mazda Motor Corporation	40,200	548,099
Mitsubishi Motors Corporation	52,900	342,954
Nissan Motor Company Limited	163,200	1,564,215
Nissan Shatai Company Limited	7,700	77,591
Oriental Holdings Bhd	30,839	48,060
Peugeot SA	17,707	349,090
PT Astra International Tbk	2,476,440	1,626,791
Renault SA	8,068	753,060
Suzuki Motor Corporation	30,400	1,431,476
Tata Motors Limited	84,098	620,633
Tata Motors Limited ADR	7,043	259,394
Tata Motors Limited Class A (Differential Voting Rights)	50,610	225,831
Tesla Motors Incorporated †	10,074	3,435,335
Thor Industries Incorporated	24,620	2,228,849
Tofas Turk Otomobil Fabrikasi AS	16,674	138,481
Toyota Motor Corporation	194,800	10,433,893
UMW Holdings Bhd †	91,745	128,614
Volkswagen AG	1,518	237,796
Yamaha Motor Company Limited	20,400	512,256
Yulon Motor Company Limited	153,749	137,500
		51,228,086

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Distributors : 0.21%
Canon Marketing Japan Incorporated	3,700	$77,441
D’ieteren SA NV	1,010	49,275
DOSHISHA Company Limited	2,900	54,622
Genuine Parts Company	34,600	3,204,652
Imperial Holdings Limited	21,049	266,423
Inchcape plc	13,838	145,668
Jardine Cycle & Carriage Limited	7,375	233,565
LKQ Corporation †	83,000	2,613,670
Paltac Corporation	2,800	98,600
Pool Corporation	21,200	2,525,556
Uni-Select Incorporated	564	12,688
		9,282,160

Diversified Consumer Services : 0.22%
AA plc	34,617	104,146
Adtalem Global Education Incorporated	27,900	1,043,460
Benesse Corporation	6,300	231,237
Bright Horizons Family Solutions Incorporated †	22,790	1,748,449
Dignity plc	3,080	100,401
Educomp Solutions Limited †	3,525	443
Enercare Incorporated	6,500	92,194
Grand Canyon Education Incorporated †	24,720	1,938,048
H&R Block Incorporated	47,611	1,263,596
Houghton Mifflin Harcourt Company †	48,170	594,900
InvoCare Limited	12,021	131,035
Navitas Limited	30,896	98,946
New Oriental Education & Technology Group Incorporated ADR †	15,892	1,138,980
Raffles Education Corporation Limited †	36,177	4,994
Sotheby’s †	23,400	1,230,606
		9,721,435

Hotels, Restaurants & Leisure : 2.34%
Accor SA «	8,660	411,163
Ajisen China Holdings Limited	200	83
Amax International Holdings Limited †	4,262	230
Amaya Incorporated †	6,482	112,428
Aramark	57,471	2,141,369
Ardent Leisure Group	41,771	64,249
Aristocrat Leisure Limited	44,685	723,830
Autogrill SpA	6,114	74,382
Banyan Tree Holdings Limited †	8,600	3,325
Berjaya Sports Toto Bhd	112,184	65,528
Brinker International Incorporated «	24,300	953,289
Buffalo Wild Wings Incorporated †	8,300	1,192,710
Cafe de Coral Holdings Limited	34,000	111,478
Carnival plc	9,085	581,767
Chipotle Mexican Grill Incorporated †	7,694	3,672,731
Choice Hotels International Incorporated	18,340	1,191,183
Colowide Company Limited	5,100	85,284
Compass Group plc	69,538	1,496,258
Cracker Barrel Old Country Store Incorporated «	12,500	2,085,125
Crown Limited	28,270	272,028
Darden Restaurants Incorporated	29,100	2,587,863
Domino’s Pizza Enterprises Limited	6,015	256,859
Domino’s Pizza Group plc	29,079	118,770
Domino’s Pizza Incorporated	24,600	5,208,312
Doutor Nichires Holdings Company Limited	3,400	72,851
Egyptian Resorts Company †	11,306	606
Flight Centre Limited	4,210	111,866
Formosa International Hotels Corporation	12,977	66,872
Fresh Express Delivery Holding Group Company Limited †	1,669	76
Fuji Kyuko Company Limited	7,000	71,865
Fujita Kanko Incorporated	8,000	25,499
Galaxy Entertainment Group Limited	201,000	1,162,014
Genting Bhd	274,683	639,857

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Genting Malaysia Bhd	426,889	$559,544
Genting Singapore plc	421,383	359,363
Grand Korea Leisure Company Limited	3,196	63,372
Great Canadian Gaming Corporation †	476	8,460
Greene King plc	13,549	131,715
Greggs plc	6,277	88,074
GVC Holdings plc	8,941	92,621
H.I.S. Company Limited	3,000	84,786
Hana Tour Service Incorporated	1,041	86,657
Hilton Grand Vacations Incorporated †	6,001	214,656
Hilton Worldwide Holdings Incorporated	15,585	1,035,935
Hong Kong & Shanghai Hotels Limited	63,806	74,839
Hyatt Hotels Corporation Class A †	18,061	1,042,120
Imperial Hotel Limited	200	3,883
InterContinental Hotels Group plc	8,294	467,317
J D Wetherspoon plc	5,393	71,501
Jack in the Box Incorporated	16,400	1,747,912
Jollibee Foods Corporation	62,450	256,701
Kangwon Land Incorporated	7,501	242,865
Kindred Group plc SDR	10,146	108,973
Kisoji Company Limited	2,300	52,749
Kyoritsu Maintenance Company Limited	2,800	80,524
Ladbrokes Coral Group plc	63,159	97,002
Las Vegas Sands Corporation	29,255	1,729,848
Macau Legend Development Limited †	555,000	99,711
Magnum Bhd	147,385	59,574
Marriott International Incorporated Class A	84,700	9,117,955
Marriott Vacations Worldwide Corporation	12,081	1,407,678
Marston’s plc	33,455	58,407
McDonald’s Corporation	40,414	6,098,068
McDonald’s Holdings Company Japan Limited	4,900	175,427
Melco Crown Entertainment Limited ADR	13,382	302,166
Melco International Development Limited	55,000	144,689
Merlin Entertainment plc 144A	25,955	176,907
MGM China Holdings Limited	62,400	138,532
MGM Resorts International	129,100	4,095,052
Millennium & Copthorne Hotels plc	4,765	28,917
Minor International PCL	321,556	354,033
Miramar Hotel & Investment Company Limited	32,000	69,810
Mitchells & Butlers plc	13,104	41,146
MOS Food Services Incorporated	3,100	95,449
Norwegian Cruise Line Holdings Limited †	44,064	2,201,878
Ohsho Food Service Corporation	1,100	40,573
OPAP SA	25,235	280,642
Oriental Land Company Limited	16,200	1,046,454
Paddy Power Betfair plc	1,992	207,124
Paddy Power plc	2,432	254,758
Panera Bread Company Class A †	10,949	3,443,351
Paradise Company Limited	7,533	103,616
Plenus Company Limited	2,700	56,170
Resorttrust Incorporated	4,200	77,894
Restaurant Brands International Incorporated	10,951	670,023
Round One Corporation	5,600	57,694
Royal Caribbean Cruises Limited	44,970	4,954,795
Royal Holdings Company Limited	3,500	74,614
Saint Marc Holdings Company Limited	1,600	49,120
Saizeriya Company Limited	3,100	88,451
Sands China Limited	180,723	833,744
Shangri-La Asia Limited	94,166	144,043
Six Flags Entertainment Corporation	42,719	2,579,373
SJM Holdings Limited	160,000	155,225
SKYCITY Entertainment Group Limited	50,612	157,061
Skylark Company Limited	8,700	136,765
Sodexho Alliance SA	4,459	608,345
SSP Group plc	22,220	139,454
Starbucks Corporation	118,700	7,550,507
Tabcorp Holdings Limited	61,689	209,938
Tatts Group Limited	98,126	306,233
Texas Roadhouse Incorporated	33,200	1,624,144

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
The Cheesecake Factory Incorporated	22,800	$1,344,744
The Restaurant Group plc	10,354	48,587
The Star Entertainment Group Limited	58,277	224,308
The Wendy’s Company	96,900	1,566,873
Thomas Cook Group plc	77,654	92,399
Tokyo Dome Corporation	8,600	76,876
Tokyotokeiba Company Limited	21,000	46,077
TUI AG	8,134	125,547
TUI AG—BATS Exchange	12,193	188,207
Vail Resorts Incorporated	20,420	4,367,838
Whitbread plc	7,686	424,939
William Hill plc	27,608	102,197
Wyndham Worldwide Corporation	28,300	2,858,017
Wynn Macau Limited †	108,400	240,656
Wynn Resorts Limited	21,437	2,758,942
Yoshinoya D&C Company Limited	5,900	95,465
Yum China Holdings Incorporated †	44,554	1,711,319
Yum! Brands Incorporated	16,400	1,191,296
Zensho Company Limited	6,600	120,200
		102,363,164

Household Durables : 1.06%
Alpine Electronics Incorporated	3,600	51,489
Altek Corporation	290	224
Arcelik AS	51,506	356,523
Barratt Developments plc	39,560	312,198
Bellway plc	6,270	228,301
Bonava AB B Shares	3,625	65,481
Bovis Homes Group plc	6,548	76,943
Casio Computer Company Limited	17,100	265,571
Chofu Seisakusho Company Limited	2,300	55,761
Coway Company Limited	3,813	342,271
Crest Nicholson Holdings plc	11,761	95,694
D.R. Horton Incorporated	79,176	2,588,263
Dorel Industries Incorporated Class B	1,667	43,401
Electrolux AB Class B	10,941	351,340
Forbo Holding AG	20	33,018
Foster Electric Company Limited	2,900	43,363
Fujitsu General Limited	4,000	92,352
Garmin Limited	26,600	1,384,264
GUD Holdings Limited	5,227	46,685
Haier Electronics Group Company	167,000	424,757
Hanssem Company Limited	1,292	253,876
Haseko Corporation	22,700	288,182
Helen of Troy Limited †	13,900	1,264,900
Husqvarna AB Class B	18,061	187,335
Iida Group Holdings Company	13,700	226,127
JM AB	3,417	128,520
JVC Kenwood Holdings Incorporated	17,400	45,719
Lennar Corporation Class A	54,771	2,810,300
Lennar Corporation Class B	1,300	55,809
LG Electronics Incorporated	7,812	575,643
McCarthy & Stone plc 144A	30,674	73,906
Mohawk Industries Incorporated †	16,900	4,044,170
Newell Rubbermaid Incorporated	113,042	5,985,574
Nikon Corporation	27,900	430,025
NVR Incorporated †	934	2,131,743
Panahome Corporation	7,000	77,679
Panasonic Corporation	158,110	2,027,948
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	14,160	447,902
Pioneer Corporation †	1,700	3,055
Pulte Homes Incorporated	67,400	1,527,958
Rinnai Corporation	3,000	269,797
Sangetsu Company Limited	4,400	77,869
SEB SA	1,262	221,440
Sekisui Chemical Company Limited	30,500	535,919

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
Sekisui House Limited	44,800	$768,578
Sharp Corporation †«	118,000	431,512
Skyworth Digital Holdings Limited	147	80
Sony Corporation	85,694	3,121,351
Starts Corporation Incorporated	3,400	83,012
Steinhoff International Holdings H Shares	399,488	2,132,227
Sumitomo Foresting Company Limited	12,600	200,690
Tamron Company Limited	2,600	47,281
Taylor Wimpey plc	150,855	394,764
Techtronic Industries Company Limited	112,500	531,999
Tempur-Pedic International Incorporated †«	24,100	1,119,204
The Berkeley Group Holdings plc	6,064	254,397
Token Corporation	840	75,543
Toll Brothers Incorporated	38,900	1,435,799
Tupperware Brands Corporation	25,300	1,819,323
Whirlpool Corporation	17,400	3,228,396
Zojirushi Corporation	4,500	53,106
		46,246,557

Internet & Direct Marketing Retail : 1.55%
Amazon.com Incorporated †	32,327	32,153,081
Askul Corporation	2,000	58,691
ASOS plc †	1,856	153,454
CJ O Shopping Company Limited	632	108,212
Ctrip.com International Limited ADR †	47,281	2,583,907
Expedia Incorporated	32,316	4,646,394
Groupon Incorporated †«	202,238	608,736
GS Home Shopping Incorporated	555	109,701
Hyundai Home Shopping Network Corporation	1,220	149,285
JD.com Incorporated ADR †	113,209	4,531,756
Liberty Expedia Holdings Incorporated Class A †	25,028	1,305,711
Liberty Interactive Corporation Series A †	103,700	2,432,802
Liberty TripAdvisor Holdings Incorporated Class A †	33,791	400,423
Liberty Ventures Group Series A	18,654	1,005,264
N Brown Group plc	9,185	33,965
Netflix Incorporated †	34,982	5,704,515
Ocado Group plc †«	29,074	117,888
Rakuten Incorporated	61,200	743,794
Senshukai Company Limited	5,000	36,388
Shutterfly Incorporated †	17,300	856,177
Start Today Company Limited	13,100	326,938
The Priceline Group Incorporated †	3,996	7,500,852
TripAdvisor Incorporated †	30,422	1,171,551
Vipshop Holdings Limited ADR †	48,644	601,726
Zalando SE †144A	5,205	248,557
		67,589,768

Leisure Products : 0.21%
Amer Sports Oyj	5,544	128,605
Bandai Namco Holdings Incorporated	14,200	507,097
Fields Corporation	1,900	20,433
Giant Manufacturing Company Limited	38,691	227,034
Heiwa Corporation	4,800	104,408
Mattel Incorporated	79,995	1,832,685
Merida Industry Company Limited	31,458	169,950
Mizuno Corporation	11,000	62,375
Polaris Industries Incorporated «	15,756	1,317,202
Sankyo Company Limited	2,000	67,088
Sega Sammy Holdings Incorporated	15,200	192,831
Shimano Incorporated	5,700	885,237
The Brunswick Corporation	45,970	2,540,302
Tomy Company Limited	6,000	77,038
Universal Entertainment Corporation	1,700	51,806
Vista Outdoor Incorporated †	27,994	587,314

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Leisure Products (continued)
Yamaha Corporation	12,400	$400,831
		9,172,236

Media : 2.25%
Aimia Incorporated	10,863	18,978
Alibaba Pictures Group Limited †	1,420,593	246,107
Altice NV Class A †	16,205	403,307
Altice NV Class B †	5,402	134,687
AMC Networks Incorporated Class A †	29,139	1,543,784
Asatsu-DK Incorporated	600	14,714
Astro Malaysia Holdings Bhd	299,905	177,981
Axel Springer AG	2,728	171,489
BEC World PCL	80,400	52,168
Cable One Incorporated	2,423	1,741,168
Charter Communications Incorporated Class A †	17,497	6,046,088
Cheil Worldwide Incorporated	8,735	149,796
Cinemark Holdings Incorporated	53,200	2,105,124
Cineplex Incorporated	2,940	111,367
Cineworld Group plc	11,934	110,402
CJ CGV Company Limited	1,345	101,512
CJ E&M Corporation	2,001	140,477
Cogeco Communications Incorporated	858	50,165
Corus Entertainment Incorporated Class B	8,191	81,010
CTS Eventim AG & Company KGaA	2,978	129,816
CyberAgent Incorporated	7,600	274,492
Cyfrowy Polsat SA †	27,821	199,830
Daiichikosho Company Limited	3,300	159,413
Daily Mail & General Trust plc Class A	15,449	137,247
Dentsu Incorporated	17,500	891,196
Discovery Communications Incorporated Class A †«	40,902	1,083,903
Discovery Communications Incorporated Class C †	56,648	1,463,218
DISH Network Corporation Class A †	52,870	3,371,520
eSun Holdings Limited †	1,000	107
Eutelsat Communications SA	10,025	257,890
Event Hospitality and Entertainment Limited	7,513	73,131
Fairfax Media Limited	252,469	233,558
Fuji Television Network Incorporated	4,300	58,045
Gannett Company Incorporated	53,566	420,493
Grupo Televisa SA	299,102	1,450,755
Hakuhodo DY Holdings Incorporated	22,200	293,661
Havas SA	7,852	80,470
IMAX Corporation †	3,555	89,053
Informa plc	37,946	328,062
Ipsos	1,115	43,839
ITV plc	169,472	427,323
JCDecaux SA «	3,549	117,470
Kadokawa Dwango Corporation	3,200	39,671
Lagardere SCA	7,144	224,545
Liberty Broadband Corporation Class A †	13,402	1,182,727
Liberty Broadband Corporation Class C †	34,603	3,085,550
Liberty Global plc Class A	21,627	661,354
Liberty Global plc Class C	52,133	1,549,393
Liberty Global plc Lilac Class A †«	26,311	555,425
Liberty Global plc Lilac Class C †	62,207	1,303,859
Liberty Media Corporation Class A †	23,757	989,954
Liberty Media Corporation Class C †	46,455	1,935,780
Lions Gate Entertainment Class A «	29,776	806,930
Lions Gate Entertainment Class B †	56,781	1,435,991
Live Nation Incorporated †	36,355	1,253,884
M6 Metropole Television SA	3,853	91,759
Mediaset Espana Comunicacion SA	10,527	141,374
Mediaset SpA	44,723	176,542
Meredith Corporation «	18,100	979,210
Modern Times Group Class B	2,717	93,501
Naspers Limited	51,700	10,704,876
News Corporation Class A	87,705	1,173,493
News Corporation Class B	25,583	350,487

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
Nippon Television Network Corporation	4,800	$75,196
NOS SGPS	4,987	30,492
Omnicom Group Incorporated	55,000	4,604,600
Pearson plc	38,186	347,603
ProSiebenSat.1 Media AG	10,899	462,739
PT Media Nusantara Citra Tbk	694,500	99,065
Publicis Groupe SA	9,715	743,744
Quebecor Incorporated Class B	4,582	139,578
REA Group Limited	2,461	117,344
Regal Entertainment Group Class A «	51,793	1,077,294
RTL Group	1,295	100,624
Schibsted ASA Class A	5,443	129,677
Schibsted ASA Class B	5,443	117,888
Scripps Networks Interactive Incorporated Class A	25,264	1,672,982
SES SA	28,440	703,496
Seven West Media Limited	168,160	87,466
Shaw Communications Incorporated Class B	18,900	403,786
Shochiku Company Limited	10,000	122,348
Sinclair Broadcast Group Incorporated Class A	32,374	1,048,918
Singapore Press Holdings Limited	119,302	273,326
Sirius XM Holdings Incorporated «	146,003	766,516
SKY Network Television Limited	41,590	106,374
Sky Perfect JSAT Holdings Incorporated	13,900	60,871
Sky plc	44,012	561,969
SM Entertainment Company †	2,495	63,400
Societe Television Francaise 1 SA	7,261	93,149
Sun TV Network Limited	12,700	157,077
Technicolor	17,659	91,013
Tegna Incorporated	107,989	2,563,659
Telenet Group Holding NV †	2,345	155,421
Television Broadcasts Limited	36,300	136,721
The Madison Square Garden Company Class A †	7,522	1,469,874
The New York Times Company Class A	59,187	1,041,691
The Walt Disney Company	118,800	12,823,272
Time Incorporated	52,111	651,388
Toei Company Limited	7,000	65,607
Toho Company Limited Tokyo	9,900	292,754
Tokyo Broadcasting System Incorporated	3,800	62,962
Tribune Media Company Class A	36,592	1,397,814
TV Asahi Corporation	2,500	43,747
Twenty-First Century Fox Incorporated Class A	84,697	2,296,983
Twenty-First Century Fox Incorporated Class B	38,367	1,032,072
United Business Media plc	20,604	191,937
Viacom Incorporated Class A «	844	32,410
Viacom Incorporated Class B	80,963	2,816,703
Vivendi SA	37,658	816,661
Wolters Kluwer NV	14,111	619,004
WPP plc	55,696	1,251,521
Zee Entertainment Enterprises Limited	72,653	579,749
Zenrin Company Limited	3,300	80,422
		98,402,028

Multiline Retail : 0.48%
Aeon Company Bhd	110,254	60,279
B&M European Value Retail SA	21,050	98,805
Canadian Tire Corporation Limited Class A	3,200	364,239
Debenhams plc	97,575	62,986
Dillard’s Incorporated Class A «	12,100	622,908
Dollar General Corporation	20,200	1,482,478
Dollar Tree Incorporated †	63,386	4,925,092
Dollarama Incorporated	4,616	427,583
Don Quijote Company Limited	8,900	347,964
Far Eastern Department Stores Company Limited	123,559	64,493
H2O Retailing Corporation	6,800	114,019
Harvey Norman Holdings Limited	44,605	124,952
Hudson’s Bay Company	7,127	53,656
Hyundai Department Store Company Limited	1,120	116,041
Isetan Mitsukoshi Holdings Limited	30,100	303,582

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Multiline Retail (continued)
Izumi Company Limited	3,400	$185,120
J.Front Retailing Company Limited	20,200	285,445
JCPenny Company Incorporated †«	155,100	728,970
Kintetsu Department Store Company Limited †	18,000	58,023
Kohl’s Corporation	41,033	1,576,898
Lifestyle China Group Limited †	78,900	24,705
Lifestyle International Holdings Limited	79,000	105,434
Lotte Shopping Company Limited	1,395	356,973
Macy’s Incorporated	70,912	1,666,432
Marks & Spencer Group plc	77,103	379,989
Marui Company Limited	15,800	229,831
Matsuya Company Limited	6,300	55,577
Metro Holdings Limited	108,200	90,711
Myer Holdings Limited	71,589	46,013
New World Department Store China Limited †	99,000	16,516
Next plc	6,891	387,112
Nordstrom Incorporated «	30,700	1,283,260
PT Matahari Department Store Tbk	285,500	323,652
Ryohin Keikaku Company Limited	1,900	494,600
SACI Falabella	134,600	1,110,680
Seria Company Limited	2,000	96,795
Shinsegae Company Limited	974	211,834
Takashimaya Company Limited	27,000	250,862
Target Corporation	27,200	1,500,080
The Warehouse Group Limited	6,770	9,833
Woolworths Holdings Limited	101,098	519,558
		21,163,980

Specialty Retail : 2.11%
ABC-Mart Incorporated	1,500	87,630
Abercrombie & Fitch Company Class A	30,800	406,252
Adastria Company Limited	2,100	55,595
Advance Auto Parts Incorporated	19,696	2,631,976
Alpen Company Limited	1,900	33,179
American Eagle Outfitters Incorporated	84,602	972,923
AOKI Holdings Incorporated	4,400	57,011
Aoyama Trading Company Limited	3,500	126,253
Asbury Automotive Group Incorporated †	9,780	547,191
Autobacs Seven Company Limited	5,400	85,181
AutoZone Incorporated †	2,300	1,393,616
BCA Marketplace plc	48,416	128,506
Bed Bath & Beyond Incorporated	35,300	1,214,673
Best Buy Company Incorporated	63,119	3,748,637
BIC Camera Incorporated	11,400	121,154
Burlington Stores Incorporated †	36,072	3,529,645
Cabela’s Incorporated †	26,500	1,399,995
CarMax Incorporated †«	50,400	3,166,632
Chico’s FAS Incorporated	64,995	614,853
Chiyoda Company Limited	3,200	80,209
Chow Sang Sang Holdings International Limited	53,000	123,785
Chow Tai Fook Jewellery Company Limited	152,400	159,391
CST Brands Incorporated	38,001	1,836,588
DCM Holdings Company Limited	10,800	94,591
Dixons Carphone plc	47,372	200,566
DSW Incorporated Class A	32,800	552,024
Dufry Group Register Shares †	1,188	195,394
Edion Corporation	1,600	15,270
Esprit Holdings Limited †	145,058	101,638
Fast Retailing Company Limited	4,300	1,440,451
FF Group †	3,931	87,876
Fielmann AG	1,025	82,489
Five Below Incorporated †	28,035	1,438,196
Foot Locker Incorporated	31,435	1,867,553
Gamestop Corporation Class A «	50,400	1,115,856
Geo Holdings Corporation	3,800	40,042
Giordano International Limited	88,000	47,317
GNC Holdings Incorporated Class A «	36,714	278,292

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
Halfords Group plc	6,854	$32,083
Hennes & Mauritz AB Class B	41,005	1,021,421
Hikari Tsushin Incorporated	1,800	182,357
Home Product Center PCL	787,500	228,898
Hotai Motor Company Limited	39,260	514,913
Hotel Shilla Company Limited	3,602	195,607
IDOM Incorporated	7,300	40,142
Industria de Diseno Textil SA	48,491	1,982,521
JB Hi-Fi Limited	8,355	143,533
JIN Company Limited	1,500	87,765
Joyful Honda Company Limited	3,500	117,720
Jumbo SA	16,243	293,952
K’s Holdings Corporation	6,600	135,874
Kingfisher plc	94,232	394,715
Kohnan Shoji Company Limited	3,200	61,486
Komeri Company Limited	3,000	76,063
L Brands Incorporated	18,881	974,260
Lithia Motors Incorporated Class A	12,200	1,108,370
LOTTE Himart Company Limited	1,426	82,789
Lowe’s Companies Incorporated	70,500	5,553,285
Luk Fook Holdings International Limited	43,000	146,229
Mr. Price Group Limited	30,226	345,703
Nafco Company Limited	900	14,408
Nishimatsuya Chain Company Limited	5,500	58,054
Nitori Holdings Company Limited	5,700	833,255
O’Reilly Automotive Incorporated †	7,506	1,817,052
Office Depot Incorporated	258,500	1,320,935
Praktiker Bau Und Heimwerkermaerkte AG †(a)	2,021	0
Premier Investments Limited	11,154	102,854
Ross Stores Incorporated	105,988	6,774,753
Sa Sa International Holdings Limited	130,177	61,643
Sally Beauty Holdings Incorporated †	74,000	1,333,480
Sanrio Company Limited	2,100	39,232
Shimachu Company Limited	1,600	37,302
Shimamura Company Limited	1,700	218,275
Signet Jewelers Limited	19,200	923,520
Sports Direct International plc †	15,706	60,244
Staples Incorporated	150,745	1,368,765
Super Cheap Auto Group Limited	17,892	102,369
The Gap Incorporated	50,500	1,136,250
The Home Depot Incorporated	99,520	15,277,315
The TJX Companies Incorporated	52,900	3,978,609
Tiffany & Company	28,500	2,478,360
Tractor Supply Company	35,172	1,939,736
Trinity Limited †	134,000	8,942
Truworths International Limited	45,969	262,355
ULTA Beauty Incorporated †	15,700	4,785,988
United Arrows Limited	1,700	51,345
Urban Outfitters Incorporated †	44,913	847,508
USS Company Limited	17,000	342,149
WH Smith plc	3,165	72,751
Williams-Sonoma Incorporated	42,000	2,043,720
Xebio Company Limited	2,700	43,834
Yamada Denki Company Limited	54,400	285,385
		92,418,504

Textiles, Apparel & Luxury Goods : 0.96%
Adidas AG	8,781	1,679,368
ASICS Corporation	14,300	239,646
Belle International Holdings Limited	787,000	614,043
Billabong International Limited †	7,485	4,783
Burberry Group plc	18,530	433,331
Carter’s Incorporated	25,200	2,070,432
CCC SA	2,316	130,740
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	2,295	655,350
Coach Incorporated	65,400	3,022,134
Compagnie Financiere Richemont SA	21,909	1,827,729

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Daphne International Holdings Limited †	86,000	$9,160
Descente Limited	5,900	71,652
Eclat Textile Company Limited	22,248	226,703
Feng Tay Enterprise Company Limited	67,896	264,099
Fibrechem Technologies Limited †(a)	20,000	0
Fila Korea Limited	1,083	74,193
Formosa Taffeta Company Limited	139,149	145,491
Fujibo Holdings Incorporated	1,500	44,560
G-III Apparel Group Limited †	22,500	440,325
Gildan Activewear Incorporated	10,862	314,478
Global Brands Group Holding Limited †	744,530	94,588
Gunze Limited	17,000	60,479
Hansae Company Limited	2,210	53,098
Hermes International	1,037	512,504
Hugo Boss AG	2,381	179,285
Jaybharat Textiles & Real Estate Limited †(a)	15,488	5,041
Kate Spade & Company †	65,899	1,213,860
Kering	3,123	1,032,820
Kurabo Industries Limited	28,000	66,239
Li & Fung Limited	452,530	186,412
LPP SA	138	232,627
lululemon athletica Incorporated †	28,095	1,356,146
Luxottica Group SpA	6,531	395,809
LVMH Moet Hennessy Louis Vuitton SA	11,519	2,939,290
Makalot Industrial Company Limited	28,708	128,847
Michael Kors Holdings Limited †	42,832	1,421,166
Moncler SpA	6,081	148,098
Nike Incorporated Class B	107,800	5,712,322
Onward Kashiyama Company Limited	10,000	72,054
Pacific Textiles Holdings Limited	70,000	77,523
Page Industries Limited	1,090	242,755
Pandora AS	5,476	518,948
Pou Chen Corporation	350,315	483,330
Prada SpA	31,600	133,212
PVH Corporation	21,032	2,228,340
Rajesh Exports Limited	27,337	275,722
Ruentex Industries Limited	102,472	153,304
Sanyo Shokai Limited	15,000	21,535
Seiko Holdings Corporation Class C	15,000	62,302
Seiren Company Limited	1,200	17,705
Shenzhou International Group Holdings Limited	68,000	465,547
Skechers U.S.A. Incorporated Class A †	69,400	1,771,088
Stella International	66,000	112,307
Steven Madden Limited †	27,450	1,077,413
Tainan Spinning Company Limited	240,775	111,666
Texwinca Holdings Limited	66,000	36,843
The Japan Wool Textile Company Limited	8,600	66,626
The Swatch Group AG—Bearer Shares «	1,294	501,274
The Swatch Group AG—Regular Shares	3,236	246,906
Titan Industries Limited	38,754	285,249
Tod’s SpA	535	36,480
TSI Holdings Company Limited	9,800	64,596
Under Armour Incorporated Class A †«	48,792	934,855
Under Armour Incorporated Class C †«	48,819	870,443
Unitika Limited †	55,000	39,729
VF Corporation	26,416	1,421,181
Wacoal Corporation	11,000	141,038
Wolverine World Wide Incorporated	48,380	1,257,880
Youngone Corporation	3,748	123,193
Yue Yuen Industrial Holdings Limited	53,000	211,182
		42,069,074

Consumer Staples : 6.46%

Beverages : 1.31%
Ambev SA	538,413	3,113,060
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,648	162,382

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Beverages (continued)
Anheuser-Busch InBev NV	36,042	$4,204,654
Arca Continental SAB de CV	41,700	296,368
Asahi Breweries Limited	31,200	1,245,465
Britvic plc	12,441	112,207
Brown-Forman Corporation Class A	15,507	822,491
Brown-Forman Corporation Class B	48,142	2,500,977
C&C Group plc	27,294	104,246
Carlsberg AS Class B	4,948	538,780
Carlsberg Brewery Malaysia Bhd	18,176	62,767
China Resources Enterprise Limited	189,781	478,803
Coca-Cola Amatil Limited	39,425	273,613
Coca-Cola Bottlers Japan Incorporated	11,675	376,341
Coca-Cola European Partners plc	10,834	444,627
Coca-Cola HBC AG	7,215	209,443
Coca-Cola Icecek Uretim AS	10,486	109,975
Compania Cervecerias Unidas SA	15,572	204,987
Constellation Brands Incorporated Class A	13,959	2,551,007
Cott Corporation	6,000	79,150
Davide Campari-Milano SpA	30,032	210,009
Diageo plc	105,195	3,153,982
Distell Group Limited	5,236	58,289
Dr Pepper Snapple Group Incorporated	42,385	3,933,752
Fomento Economico Mexicano SAB de CV	264,400	2,495,677
Fraser & Neave Holdings Bhd	7,989	45,395
Heineken Holding NV	5,389	500,946
Heineken Malaysia Bhd	22,304	99,117
Heineken NV	9,969	981,787
Hite Jinro Company Limited	4,338	93,765
ITO EN Limited	4,800	198,501
Kirin Brewery Company Limited	62,000	1,308,018
Lotte Chilsung Beverage Company Limited	88	141,951
Molson Coors Brewing Company Class B	43,042	4,079,951
Monster Beverage Corporation †	32,839	1,660,340
PepsiCo Incorporated	70,219	8,206,495
Pernod Ricard SA	9,243	1,255,319
Remy Cointreau SA	1,346	147,393
Sapporo Holdings Limited	5,900	171,007
Suntory Beverage & Food Limited	8,834	429,137
Takara Holdings Incorporated	14,700	152,907
Thai Beverage PCL	1,298,000	820,836
The Coca-Cola Company	190,074	8,642,665
Treasury Wine Estates Limited	55,092	532,988
United Breweries Limited	8,574	106,451
United Spirits Limited †	7,069	248,198
		57,566,219

Food & Staples Retailing : 1.22%
Aeon Company Limited	60,700	916,940
Ain Holdings Incorporated	1,900	152,858
Alimentation Couche-Tard Incorporated Class B	18,529	857,010
ARCS Company Limited	4,900	106,008
Axfood AB	4,183	69,978
Axial Retailing Incorporated	1,900	76,172
BGF Retail Company Limited	1,863	232,126
Bim Birlesik Magazalar AS	29,133	518,182
Booker Group plc	77,660	199,622
Carrefour SA	26,532	692,810
Casey’s General Stores Incorporated	20,310	2,363,881
Casino Guichard Perrachon SA	1,568	96,684
Cencosud SA	137,077	369,831
Cocokara Fine Incorporated	1,700	85,959
Colruyt SA	4,122	228,073
Cosmos Pharmaceutical Corporation	700	147,711
Costco Wholesale Corporation	35,727	6,446,223
CP ALL PCL	615,000	1,128,523
Dairy Farm International Holdings Limited	22,500	179,775
Distribuidora Internacional SA	36,944	227,384
Dongsuh Company Incorporated	3,293	95,296

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Food & Staples Retailing (continued)
E-MART Limited	1,492	$323,826
Empire Company Limited Class A	9,816	148,891
Eurocash SA	10,184	84,537
FamilyMart Company Limited	6,400	359,440
George Weston Limited	2,200	198,869
GS Retail Company Limited	1,893	94,853
Heiwado Company Limited	4,200	90,826
Hyundai Greenfood Company Limited	9,108	148,871
ICA Gruppen AB	3,670	132,251
Inageya Company Limited	3,600	60,818
J Sainsbury plc	74,811	270,857
Jeronimo Martins SA	13,529	269,305
Kato Sangyo Company Limited	2,800	70,967
Kesko Oyj Class A	1,000	48,989
Kesko Oyj Class B	2,922	151,779
Koninklijke Ahold NV	53,348	1,176,395
Kusuri no Aoki Holdings Company Limited	1,300	63,151
Lawson Incorporated	2,500	170,429
Life Corporation	2,600	70,124
Loblaw Companies Limited	9,809	554,404
Magnit OJSC Sponsored GDR	32,894	1,175,961
Matsumotokiyoshi Holdings Company Limited	3,300	193,084
Metcash Limited †	72,275	110,093
Metro AG	8,400	281,197
Metro Incorporated	10,137	339,488
Mitsubishi Shokuhin Company Limited	1,900	56,700
OKUWA Company Limited	4,000	42,799
President Chain Store Corporation	72,229	645,952
Puregold Price Club Incorporated	191,000	165,962
Rallye SA	1,324	28,259
Rite Aid Corporation †	240,780	821,060
San-A Company Limited	1,700	77,363
Seven & I Holdings Company Limited	54,080	2,298,949
Shoprite Holdings Limited	51,285	817,275
Sligro Food Group NV	944	42,810
Sonae SGPS SA	61,841	63,703
Sprouts Farmers Market Incorporated †	66,242	1,587,158
Sugi Pharmacy Company Limited	1,700	90,564
Sun Art Retail Group Limited	342,000	315,994
Sundrug Company Limited	5,000	194,582
Sysco Corporation	24,548	1,339,339
Tesco plc †	343,117	812,118
The Jean Coutu Group PJC Incorporated Class A	6,111	100,384
Tsuruha Holdings Incorporated	2,900	321,553
United Natural Foods Incorporated †	25,779	1,029,613
United Super Markets Holdings Incorporated	7,300	71,319
Valor Company Limited	1,600	36,623
Wal-Mart de Mexico SAB de CV	577,271	1,321,661
Wal-Mart Stores Incorporated	74,100	5,824,260
Walgreens Boots Alliance Incorporated	69,378	5,621,006
Welcia Holdings Company	3,500	127,991
Wesfarmers Limited	78,320	2,484,956
Whole Foods Market Incorporated	85,061	2,976,284
William Morrison Supermarkets plc	108,818	345,189
Woolworths Limited	89,760	1,737,436
Yaoko Company Limited	2,400	100,659
Yokohama Reito Company	4,700	45,069
		53,325,041

Food Products : 2.03%
Ajinomoto Company Incorporated	39,800	852,061
Archer Daniels Midland Company	27,300	1,135,134
Ariake Japan Company Limited	600	43,016
Aryzta AG	4,295	135,606
Associated British Foods plc	14,953	577,215
B&G Foods Incorporated «	33,100	1,342,205
Barry Callebaut AG	70	100,459

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
BRF SA	70,622	$945,424
Britannia Industries Limited	3,400	186,159
Bunge Limited	32,478	2,597,266
CALBEE Incorporated	8,400	325,381
Campbell Soup Company	45,100	2,600,015
Charoen Pokphand Food PCL	378,910	277,007
China Agri-Industries Holdings Limited †	700	301
China Huishan Dairy Holdings Company Limited (a)	994,400	53,596
China Mengniu Dairy Company	347,000	701,788
CJ Cheiljedang Corporation	913	311,102
ConAgra Foods Incorporated	96,477	3,718,224
Dairy Crest Group plc	4,547	35,796
Danone SA «	24,884	1,847,162
Darling Ingredients Incorporated †	81,600	1,278,672
Dean Foods Company	45,605	831,835
Dydo Drinco Incorporated	1,300	64,912
Ebro Puleva SA	3,989	94,236
Elders Limited †	2,412	9,284
Ezaki Glico Company Limited	4,300	242,664
Felda Global Ventures Holdings Bhd	312,254	127,674
Flowers Foods Incorporated	92,250	1,704,780
Fuji Oil Company Limited	4,700	114,413
General Mills Incorporated	28,700	1,628,438
Genting Plantations Bhd	30,626	78,282
Glanbia plc	10,700	217,559
GlaxoSmithKline Consumer Healthcare Limited	1,259	103,233
Golden Agri-Resources Limited	503,752	132,887
GrainCorp Limited Class A	17,036	130,637
Greencore Group plc	52,152	162,277
Gruma SAB de CV Class B	23,300	303,177
Grupo Bimbo Sab de CV Series A	141,000	326,978
Grupo Lala SAB de CV	49,766	84,153
Hokuto Corporation	2,300	41,680
Hormel Foods Corporation	62,900	2,115,327
House Foods Corporation	6,000	150,555
Indofood Agri Resources Limited	25,700	9,101
Ingredion Incorporated	16,752	1,911,236
IOI Corporation Bhd	420,740	447,282
Itoham Yonekyu Holdings Incorporated	15,200	142,050
J-Oil Mills Incorporated	1,300	47,305
JBS SA	114,274	284,983
Kagome Company Limited	5,800	185,129
KAMEDA SEIKA Company Limited	200	10,384
Kellogg Company	12,500	895,000
Kerry Group plc Class A	7,073	624,433
Kewpie Corporation	8,800	229,634
Kikkoman Corporation	12,000	375,982
Kuala Lumpur Kepong Bhd	65,979	381,692
Lamb Weston Holdings Incorporated	50,624	2,349,460
Lancaster Colony Corporation	9,969	1,234,461
Lindt & Spruengli AG	5	366,940
Lindt & Spruengli AG—Participation Certificate	47	285,576
Lotte Confectionery Company Limited	607	119,275
Lotte Food Company Limited	103	62,834
Maple Leaf Foods Incorporated	4,091	103,937
Marine Harvest ASA	16,701	292,539
Marudai Food Company Limited	13,000	60,334
Maruha Nichiro Corporation	3,400	97,318
McCormick & Company Incorporated	30,600	3,186,990
Mead Johnson Nutrition Company	49,120	4,392,310
Megmilk Snow Brand Company Limited	3,700	111,919
Meiji Holdings Company Limited	10,600	867,142
Mitsui Sugar Company Limited	2,200	65,255
Mondelez International Incorporated Class A	75,507	3,517,871
Morinaga & Company Limited	4,100	244,334
Morinaga Milk Industry Company Limited	16,000	134,357
Nestle India Limited	3,071	316,291
Nestle Malaysia Bhd	6,658	127,560
Nestle SA	130,623	11,146,550

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Food Products (continued)
NH Foods Limited	14,000	$439,278
Nichirei Corporation	11,100	317,716
Nippon Flour Mills Company Limited	6,000	95,133
Nippon Suisan Kaisha Limited	27,300	142,478
Nisshin Seifun Group Incorporated	20,200	333,596
Nissin Food Products Company Limited	6,500	410,248
Nong Shim Company Limited	600	185,959
Orion Corporation (a)	359	255,879
Orkla ASA	38,608	385,884
Ottogi Corporation	240	182,422
Pioneer Foods Group Limited	24,340	263,536
Post Holdings Incorporated †	32,687	2,626,074
PPB Group Bhd	79,362	311,514
PT Astra Agro Lestari Tbk	57,888	62,147
PT Charoen Pokphand Indonesia Tbk	1,080,000	257,027
PT Indofood CBP Sukses Makmur Tbk	271,000	177,005
PT Indofood Sukses Makmur Tbk	656,424	431,209
Qinqin Foodstuffs Group Cayman Company Limited †	33,000	10,672
Riken Vitamin Company Limited	1,300	51,824
Sakata Seed Corporation	2,600	82,989
Samyang Holdings Corporation	678	80,844
Saputo Incorporated	10,108	337,470
Showa Sangyo Company Limited	13,000	68,551
Snyders Lance Incorporated «	43,000	1,580,250
Standard Foods Corporation	58,122	156,324
Suedzucker AG	3,825	81,811
Tate & Lyle plc	16,916	160,850
Thai Union Group PCL	274,737	169,392
The Hain Celestial Group Incorporated †	53,766	1,878,046
The J.M. Smucker Company	27,100	3,464,735
The Kraft Heinz Company	29,602	2,729,304
The Nisshin Oillio Group Limited	14,000	82,673
Tiger Brands Limited	25,477	745,953
Tingyi Holding Corporation	218,000	266,326
Toyo Suisan Kaisha Limited	7,700	300,005
TreeHouse Foods Incorporated †	29,523	2,278,585
Ulker Biskuvi Sanayi AS	21,339	124,844
Uni-President Enterprises Corporation	583,848	1,166,570
United Plantations Bhd	11,318	74,043
Universal Robina Corporation	101,770	331,225
Viscofan SA	2,648	161,909
Vitasoy International Holdings Limited	66,000	138,055
Want Want China Holdings Limited	765,000	536,994
WH Group Limited 144A	899,764	842,892
Wilmar International Limited	278,118	711,551
Yakult Honsha Company Limited	10,900	770,628
Yamazaki Baking Company Limited	13,800	285,968
		88,904,422

Household Products : 0.65%
Colgate-Palmolive Company	43,716	3,338,154
Earth Chemical Company Limited	1,500	79,639
Energizer Holdings Incorporated	31,051	1,664,334
Henkel AG & Company KGaA	4,218	523,818
Hindustan Unilever Limited	87,377	1,444,998
Kimberly-Clark Corporation	17,516	2,272,351
Kimberly-Clark de Mexico SAB de CV Class A	162,300	322,058
Lion Corporation	20,800	440,228
Pigeon Corporation	8,600	296,632
PT Unilever Indonesia Tbk	160,000	554,655
PZ Cussons plc	18,597	82,810
Reckitt Benckiser Group plc	28,131	2,877,160
Spectrum Brands Holdings Incorporated «	12,677	1,704,423
Svenska Cellulosa AB Class A	1,549	54,821
Svenska Cellulosa AB Class B	27,970	986,999
The Procter & Gamble Company	125,768	11,078,903

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Household Products (continued)
Unicharm Corporation	30,700	$830,494
		28,552,477

Personal Products : 0.55%
Amorepacific Corporation	2,320	710,754
Amorepacific Group	2,056	276,374
Avon Products Incorporated †	220,300	749,020
Beiersdorf AG	4,597	493,682
Blackmores Limited «	1,269	96,198
Ci:Z Holdings Company Limited	2,600	84,632
Colgate-Palmolive Company India Limited	9,053	142,355
Cosmax Incorporated	791	90,432
Dabur India Limited	87,259	378,614
Edgewell Personal Care Company †	28,878	2,112,137
Emami Limited	6,650	112,237
Euglena Company Limited †«	7,100	74,814
FANCL Corporation	3,400	63,825
Godrej Consumer Products Limited	17,607	494,358
Hengan International Group Company Limited	103,000	722,350
Kao Corporation	33,600	2,118,544
Kobayashi Pharmaceutical Company Limited	4,100	241,743
Korea Kolmar Company Limited	924	70,480
Kose Corporation	2,300	248,172
L’Oreal SA	10,316	2,207,025
LG Household & Health Care Limited H Shares	689	604,937
Mandom Corporation	1,400	73,065
Marico Limited	56,327	274,127
Milbon Company Limited	1,300	71,485
NU Skin Enterprises Incorporated Class A	25,400	1,393,952
Oriflame Holding AG	1,946	79,686
Pola Orbis Holdings Incorporated	6,400	179,142
Procter & Gamble Hygiene & Healthcare Limited	1,553	179,352
Shiseido Company Limited	27,100	912,224
The Estee Lauder Companies Incorporated Class A	17,720	1,668,161
Unilever NV	71,568	4,076,071
Unilever plc	53,869	3,006,388
		24,006,336

Tobacco : 0.70%
Altria Group Incorporated	95,369	7,194,637
British American Tobacco Malaysia Bhd	18,908	197,032
British American Tobacco plc	78,252	5,575,558
Eastern Company	3,544	50,098
Imperial Tobacco Group plc	40,439	1,890,842
ITC Limited	363,098	1,754,711
Japan Tobacco Incorporated	76,000	2,855,404
KT&G Corporation	9,557	947,505
Philip Morris International Incorporated	76,543	9,169,851
PT Gudang Garam Tbk	70,500	391,402
PT Hanjaya Mandala Sampoerna Tbk	462,000	136,311
Swedish Match AB	8,829	297,842
		30,461,193

Energy : 5.20%
Energy Equipment & Services : 0.76%
AMEC Foster Wheeler plc	14,316	93,887
Amec Foster Wheeler plc ADR «	2,790	18,219
Baker Hughes Incorporated	34,100	1,880,615
Bumi Armada Bhd	226,767	41,062
Calfrac Well Services Limited †	2,618	6,396
CGG SA †«	1,356	7,525
Core Laboratories NV «	22,684	2,319,212
Dialog Group Bhd	522,059	234,195
Diamond Offshore Drilling Incorporated †«	33,900	391,545

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Energy Equipment & Services (continued)
Dril-Quip Incorporated †	19,210	$952,816
Enerflex Limited	2,643	33,555
Ensco plc Class A «	150,912	941,691
Ensign Energy Services Incorporated	7,878	40,357
Ezra Holdings Limited †(a)	249,000	1,980
Fugro NV †	4,846	70,524
Helmerich & Payne Incorporated «	25,300	1,332,298
Hunting plc	8,748	56,977
John Wood Group plc	20,121	185,493
KNM Group Bhd †	9	1
Modec Incorporated	2,000	45,833
Mullen Group Limited	4,200	46,357
Nabors Industries Limited	143,400	1,261,920
National Oilwell Varco Incorporated	88,300	2,884,761
Noble Corporation plc	127,951	518,202
Oceaneering International Incorporated	50,468	1,230,410
Oil States International Incorporated †	25,800	754,650
Pason Systems Incorporated	3,245	46,843
Petrofac Limited	7,976	39,051
Petroleum Geo-Services ASA †	15,432	33,186
Precision Drilling Corporation †	13,512	49,013
Prosafe ASA †	172	507
Rowan Companies plc Class A †	61,687	742,711
Saipem SpA †	30,829	125,020
Sapurakencana Petroleum Bhd	426,717	176,469
SBM Offshore NV	11,866	182,750
Schlumberger Limited	113,655	7,909,251
Schoeller-Bleckmann Oilfield Equipment AG	1,214	82,943
Seadrill Limited ADR †«	22,288	10,536
Shawcor Limited Class A	3,028	68,838
Shinko Plantech Company Limited	5,000	36,343
Subsea 7 SA	12,098	173,968
TechnipFMC plc †	55,600	1,609,620
TechnipFMC plc -BATS Exchange †	11,432	324,777
Tecnicas Reunidas SA	1,431	55,122
Tenaris SA	22,090	333,759
TGS Nopec Geophysical Company ASA	7,069	147,248
Transocean Limited †«	195,789	1,779,722
Trican Well Service Limited †	10,745	31,897
Trinidad Drilling Limited †	4,900	7,146
U.S. Silica Holdings Incorporated	37,700	1,432,600
Vallourec SA †«	20,265	127,801
Weatherford International plc †«	505,472	2,426,266
WorleyParsons Limited †	8,251	75,717
		33,379,585

Oil, Gas & Consumable Fuels : 4.44%
Advantage Oil & Gas Limited †	5,622	35,417
AET&D Holdings No.1 Limited (a)	20,314	0
Afren plc †«(a)	100,824	0
Altagas Limited «	7,248	161,556
Antero Resources Corporation †	39,439	811,260
Apache Corporation	18,800	879,088
ARC Resources Limited	15,540	194,070
Athabasca Oil Corporation †	18,594	16,931
Australian Worldwide Exploration Limited †	51,440	16,053
Banpu PCL	187,500	97,989
Bayan Resources Group †	170,500	85,762
Baytex Energy Corporation †	7,449	21,671
Beach Petroleum Limited	170,377	79,757
Bharat Petroleum Corporation Limited	69,092	795,275
Birchcliff Energy Limited	3,022	14,228
Bonavista Energy Corporation	11,045	22,240
BP plc	792,653	4,766,380
Brightoil Petroleum Holdings Limited †	339,000	94,402
Cabot Oil & Gas Corporation	126,854	2,814,890
Cairn Energy plc †	31,922	83,329

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Caltex Australia Limited	19,466	$478,187
Cameco Corporation	17,400	160,366
Canadian Natural Resources Limited	48,854	1,408,280
Carrizo Oil & Gas Incorporated †	30,900	677,946
Cenovus Energy Incorporated	38,971	347,633
Cheniere Energy Incorporated †	63,433	3,090,456
Chesapeake Energy Corporation †«	383,132	1,938,648
Chevron Corporation	93,316	9,656,340
China Petroleum & Chemical Corporation H Shares	3,011,600	2,469,554
China Shenhua Energy Company Limited H Shares	435,000	1,059,512
Cimarex Energy Company	25,400	2,732,024
CNOOC Limited	1,898,000	2,167,737
Coal India Limited	164,757	670,443
Concho Resources Incorporated †	39,736	5,037,730
Connacher Oil and Gas Limited †(a)	28	3
ConocoPhillips	61,056	2,728,593
CONSOL Energy Incorporated †	88,300	1,281,233
Continental Resources Incorporated †	22,965	863,484
Corridor Resources Incorporated †	863	319
Cosmo Energy Holdings Company Limited	6,100	88,787
Crescent Point Energy Corporation	25,303	219,529
Crew Energy Incorporated †	5,139	15,255
Delek Group Limited	206	50,211
Devon Energy Corporation	25,900	880,082
Diamondback Energy Incorporated †	46,168	4,282,544
Ecopetrol SA Sponsored ADR «	41,712	380,831
Empresas Copec SA	61,964	716,384
Enagas SA	10,609	315,400
Enbridge Income Fund Holdings Incorporated	3,400	81,649
Enbridge Incorporated	26,477	1,019,629
Enbridge Incorporated—Toronto Exchange	43,900	1,689,899
Encana Corporation	46,534	452,301
Energy Absolute PCL Class A	337,800	295,054
Enerplus Corporation	13,347	105,227
Eni SpA	116,226	1,839,624
EOG Resources Incorporated	46,771	4,223,889
EQT Corporation	46,700	2,581,109
Exxon Mobil Corporation	203,952	16,418,136
Formosa Petrochemical Corporation	223,986	804,232
Galp Energia SGPS SA	22,603	348,619
Gazprom ADR	712,763	2,967,589
Gibson Energy Incorporated	7,558	100,262
Golar LNG Limited (a)	1,833	42,586
Gran Tierra Energy Incorporated †	15,505	36,385
Grupa Lotos SA †	9,597	138,845
GS Holdings Corporation	3,382	220,211
Gulfport Energy Corporation †	79,500	1,140,825
Hess Corporation	63,300	2,904,837
Hindustan Petroleum Corporation Limited	49,073	421,517
HollyFrontier Corporation	89,587	2,141,129
Husky Energy Incorporated †	13,270	152,755
Idemitsu Kosan Company Limited	8,500	237,923
Igas Energy plc †	1,837	110
Imperial Oil Limited	11,900	336,690
Indian Oil Corporation Limited	138,317	920,648
Inpex Holdings Incorporated	73,400	675,015
Inter Pipeline Limited	16,233	321,451
International Petroleum Corporation †	3,078	10,447
IRPC PCL	1,358,121	203,359
Itochu Enex Company Limited	4,000	32,831
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	3,600	72,488
JX Holdings Incorporated	224,200	976,561
Karoon Gas Australia Limited †	20,535	20,218
Keyera Corporation	9,248	275,212
Kinder Morgan Incorporated	94,822	1,778,861
Koninklijke Vopak NV	4,016	181,853
Kunlun Energy Company Limited	474,000	424,575
LUKOIL PJSC ADR	53,202	2,540,396

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Lundin Petroleum AB	9,235	$179,358
Marathon Oil Corporation	197,461	2,570,942
Marathon Petroleum Corporation	26,104	1,358,452
MEG Energy Corporation †	8,000	30,559
Mitsuuroko Holdings Company Limited	6,600	41,775
MOL Hungarian Oil & Gas plc	8,729	709,873
Motor Oil (Hellas) Corinth Refineries SA	11,904	229,202
Murphy Oil Corporation	81,300	1,984,533
Neste Oil Oyj	5,997	238,413
New Hope Corporation Limited	22,287	26,828
Niko Resource Limited †	3,137	163
Nippon Gas Company Limited	3,000	100,497
Noble Energy Incorporated	102,700	2,946,463
NovaTek OAO	882	99,601
NovaTek OAO Sponsored GDR	8,451	949,892
NuVista Energy Limited †	2,605	13,229
Oasis Petroleum Incorporated †	123,135	1,201,798
Occidental Petroleum Corporation	37,885	2,232,563
Oil & Natural Gas Corporation Limited	318,199	872,927
Oil India Limited	20,821	99,006
Oil Search Limited	87,298	461,203
OMV AG	6,583	343,165
ONEOK Incorporated	49,100	2,439,288
Ophir Energy plc †	33,399	35,610
Origin Energy Limited †	130,141	744,600
PA Resources AB †(a)	1,136	0
Paramount Resources Limited Class A	2,500	37,495
Parex Resources Incorporated †	8,823	105,875
Parkland Fuel Corporation	5,000	113,780
Parsley Energy Incorporated Class A †	87,579	2,596,717
Paz Oil Company Limited	114	19,589
PBF Energy Incorporated Class A «	54,659	1,056,012
Pembina Pipeline Corporation	18,455	589,779
Pengrowth Energy Corporation †	28,115	22,894
Penn West Petroleum Limited †	27,870	38,581
PetroChina Company Limited H Shares	2,582,000	1,719,666
Petroleo Brasileiro SA †	364,215	1,532,968
Petronas Dagangan Bhd	41,945	241,086
Petronet LNG Limited	24,964	170,206
Peyto Exploration & Development Corporation	8,713	157,961
Phillips 66 Company	21,696	1,651,283
Pioneer Natural Resources Company	13,700	2,285,982
Polish Oil & Gas	226,462	386,563
Polski Koncern Naftowy Orlen SA	39,401	1,124,290
PrairieSky Royalty Limited «	10,407	224,496
Premier Oil plc †	41,007	30,512
PT Adaro Energy Tbk	2,661,500	303,715
PTT Exploration & Production PCL	177,771	469,741
PTT PCL	104,800	1,209,231
Raging River Exploration Incorporated †	12,308	72,526
Range Resources Corporation	50,645	1,167,874
Reliance Industries Limited †	185,025	3,844,746
Reliance Industries Limited GDR 144A	1,324	54,615
Repsol YPF SA	48,458	811,902
Rice Energy Incorporated †	83,161	1,663,220
Rosneft Oil Company OJSC Sponsored GDR	42,399	221,747
Rosneft OJSC GDR	120,478	640,039
Royal Dutch Shell plc Class A—Amsterdam Exchange	40,649	1,102,762
Royal Dutch Shell plc Class A—London Exchange	145,240	3,929,826
Royal Dutch Shell plc Class B	157,205	4,341,678
S-Oil Corporation	3,013	278,533
Santos Limited †	151,485	378,205
Semgroup Corporation Class A	26,617	825,127
Semirara Mining and Power Corporation	66,132	209,922
Seven Generations Energy Limited Class A †	11,031	197,861
Showa Shell Sekiyu KK	14,400	132,103
SK Innovation Company Limited	4,553	687,261
SM Energy Company	50,000	848,500

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Snam SpA	112,991	$518,122
Southwestern Energy Company †	133,817	810,931
Spyglass Resources Corporation †(a)	2,042	0
Statoil ASA	50,313	874,745
Storm Resources Limited †	181	524
Suncor Energy Incorporated	73,419	2,297,927
Surgutneftegas SP ADR	125,989	655,143
Targa Resources Corporation	93,196	4,280,492
Tatneft ADR	31,096	1,274,003
Tesoro Corporation	27,300	2,272,452
Thai Oil PCL	110,700	250,261
The Williams Companies Incorporated	34,900	998,140
Total SA «	102,981	5,468,366
Touchstone Exploration Incorporated †	2,067	222
Tourmaline Oil Corporation †	8,628	172,515
TransCanada Corporation	38,000	1,764,060
Tullow Oil plc †	60,132	141,628
Tupras Turkiye Petrol Rafinerileri AS	16,644	448,193
Ultrapar Participacoes SA	47,730	1,104,031
United Tractors	232,880	485,604
Valero Energy Corporation	21,766	1,337,956
Veresen Incorporated	13,805	187,630
Vermilion Energy Incorporated	6,294	196,948
Washington H. Soul Pattinson & Company Limited	10,179	133,572
Western Refining Incorporated	39,500	1,429,900
Whitecap Resources Incorporated	15,414	104,521
Whitehaven Coal Limited †	74,761	140,544
Whiting Petroleum Corporation †	143,785	1,015,122
Woodside Petroleum Limited	49,182	1,174,912
World Fuel Services Corporation	35,989	1,271,851
WPX Energy Incorporated †	181,202	1,960,606
Yanchang Petroleum International Limited †	180,000	4,158
		194,024,644

Financials : 16.06%

Banks : 8.07%
Abu Dhabi Commercial Bank PJSC	453,031	900,388
Affin Holdings Bhd	62,404	38,784
Agricultural Bank of China Limited H Shares	3,234,000	1,568,745
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	288,724	779,937
Alior Bank SA †	11,904	218,237
Alliance Financial Group Bhd	64,382	65,134
Alpha Bank AE †	134,288	309,247
AMMB Holdings Bhd	123,903	150,826
Aozora Bank Limited	80,000	293,995
Associated Banc-Corp	76,305	1,819,874
Australia & New Zealand Banking Group Limited	201,532	4,194,453
Axis Bank Limited	197,713	1,575,238
Banca Carige SpA †	219	57
Banca Monte dei Paschi di Sien †(a)	2,247	38,064
Banca Popolare dell’Emilia Romagna Scarl «	25,568	125,227
Banca Popolare di Sondrio Scarl	17,899	68,806
Banco Bilbao Vizcaya Argentaria SA	282,706	2,303,073
Banco BPM SpA †	76,225	237,359
Banco Bradesco SA	74,834	625,553
Banco Comercial Portugues SA †	482,320	124,617
Banco de Brasil SA	130,758	1,145,160
Banco de Chile	2,766,382	354,071
Banco de Credito e Inversiones	5,954	332,259
Banco de Sabade SA	222,683	458,777
Banco Popular Espanol SA «	196,663	134,541
Banco Santander Brasil SA	35,951	282,635
Banco Santander Central Hispano SA	599,739	3,894,755
Banco Santander Central Hispano SA ADR	8,889	58,134
Banco Santander Chile SA	8,688,331	534,994
Bancolombia SA ADR	23,800	1,047,438

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)
BancorpSouth Incorporated	42,436	$1,217,913
Bangkok Bank PCL	20,500	111,950
Bangkok Bank PCL—Non-voting	43,500	229,888
Bank Handlowy w Warszawie SA	5,746	107,350
Bank Hapoalim Limited	49,796	331,636
Bank Leumi Le-Israel †	66,968	327,596
Bank Millennium SA †	62,180	116,335
Bank of America Corporation	493,045	11,049,138
Bank of Ayudhya PCL	310,700	335,239
Bank of Baroda †	54,302	149,852
Bank of China Limited H Shares	8,985,100	4,496,845
Bank of Communications Limited H Shares	2,604,350	2,018,630
Bank of Hawaii Corporation	21,417	1,664,743
Bank of Ireland †	1,301,960	352,476
Bank of Montreal	28,535	1,915,289
Bank of Queensland Limited	29,848	247,513
Bank of the Ozarks Incorporated	45,800	2,024,360
Bank of the Philippine Islands	219,576	464,959
Bank Pekao SA	18,326	679,826
Bank Zachodni WBK SA	4,173	380,557
Bankia SA	209,989	241,552
Bankinter SA	26,280	241,959
BankUnited Incorporated	52,101	1,727,669
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	161	115,944
Barclays Africa Group Limited	38,295	405,872
Barclays plc	662,139	1,791,580
BDO Unibank Incorporated	210,119	517,119
Bendigo Bank Limited	36,319	304,142
Berner Kantonalbank AG	428	79,983
BNK Financial Group Incorporated	18,456	164,845
BNP Paribas SA «	47,009	3,317,369
BOC Hong Kong Holdings Limited	268,500	1,211,128
BOK Financial Corporation «	10,162	818,346
Branch Banking & Trust Corporation	39,827	1,658,795
CaixaBank SA	144,814	683,893
Canadian Imperial Bank of Commerce	17,500	1,368,287
Canadian Western Bank «	5,439	97,720
Canara Bank †	9,625	52,347
Capitec Bank Holdings Limited	7,476	443,931
Cathay General Bancorp	36,809	1,306,720
Chang Hwa Commercial Bank	814,261	475,092
Chiba Bank Limited	57,000	374,167
China CITIC Bank H Shares	1,458,000	899,960
China Construction Bank H Shares	11,070,990	9,149,402
China Development Financial Holding Corporation	1,966,942	537,527
China Merchants Bank Company Limited H Shares	444,522	1,334,841
China Minsheng Banking Corporation Limited H Shares	798,280	818,507
Chong Hing Bank Limited	3,771	8,130
CIMB Group Holdings Bhd	543,256	812,345
CIT Group Incorporated	47,942	2,159,787
Citigroup Incorporated	136,276	8,250,149
Citizens Financial Group Incorporated	117,936	4,021,618
Comerica Incorporated	41,309	2,832,145
Commerce Bancshares Incorporated	43,920	2,351,038
Commercial International Bank	129,524	592,161
Commerzbank AG †	49,210	518,969
Commonwealth Bank of Australia	116,570	6,899,073
Concordia Financial Group Limited	90,600	417,128
Credicorp Limited	8,545	1,431,458
Credit Agricole SA «	51,366	787,055
Credito Valtellinese SpA	650	2,478
CTBC Financial Holding Company Limited	2,385,256	1,518,589
Cullen Frost Bankers Incorporated	28,653	2,626,334
CYBG plc †	30,832	106,988
Dah Sing Banking Group Limited	24,501	51,250
Dah Sing Financial Holdings Limited	11,195	85,623
Danske Bank AS	32,025	1,202,851
DBS Group Holdings Limited	119,967	1,774,816

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Den Norske Bank ASA	43,430	$735,544
DGB Financial Group Incorporated	22,708	233,246
E.SUN Financial Holding Company Limited	1,297,901	802,585
East West Bancorp Incorporated	72,520	3,969,020
EnTie Commercial Bank	159,108	69,824
Erste Bank Der Oesterreichischen Sparkassen AG	14,275	517,957
Eurobank Ergasias SA †	16,582	16,765
Far Eastern International Bank	441,263	141,127
Fifth Third Bancorp	175,900	4,175,866
First Financial Bankshares Incorporated «	32,900	1,258,425
First Financial Holding Company Limited	1,195,916	765,364
First Horizon National Corporation	117,120	1,984,013
First Republic Bank	35,944	3,310,442
FNB Corporation	109,816	1,449,571
Fukuoka Financial Group Incorporated	58,000	260,804
Fulton Financial Corporation	87,040	1,523,200
Glacier Bancorp Incorporated	38,018	1,226,461
Grupo Financiero Banorte SAB de CV	288,200	1,655,999
Grupo Financiero Inbursa SAB de CV	196,064	325,757
Grupo Financiero Santander SAB de CV Class B	193,479	353,836
Hana Financial Group Incorporated	21,751	797,498
Hancock Holding Company	42,432	1,960,358
Hang Seng Bank Limited	54,200	1,144,157
HDFC Bank Limited	147,240	3,733,944
HDFC Bank Limited ADR	252	22,126
Hokuhoku Financial Group Incorporated	9,700	142,500
Hong Leong Bank Bhd	75,501	247,319
Hong Leong Financial Group Bhd	50,001	195,798
HSBC Holdings plc	836,290	7,279,714
Hua Nan Financial Holdings Company Limited Class C	965,049	553,446
Huishang Bank H Shares	158,674	76,969
Huntington Bancshares Incorporated	253,059	3,173,360
IBERIABANK Corporation	23,300	1,798,760
ICICI Bank Limited	327,923	1,659,183
ICICI Bank Limited ADR	13,940	138,285
IDFC Bank Limited	162,445	144,896
Indusind Bank Limited	39,684	910,727
Industrial & Commercial Bank of China Limited H Shares	9,223,442	6,166,676
Industrial Bank of Korea	16,201	186,667
ING Bank Slaski SA †	4,902	232,710
ING Groep NV	166,720	2,788,671
International Bancshares Corporation	28,640	949,416
Intesa Sanpaolo RSP	57,240	155,350
Intesa Sanpaolo SpA	616,355	1,764,189
Israel Discount Bank Limited Class A †	46,444	120,733
Itau CorpBanca	23,598,284	218,892
Itau Unibanco Holding SA	47,198	470,820
Itausa Investimentos Itau SA	43,682	116,496
Japan Post Bank Company Limited	28,200	349,858
Jimoto Holdings Incorporated	22,600	40,200
JPMorgan Chase & Company	175,693	14,433,180
Jyske Bank AS	4,783	256,001
Kasikornbank PCL	259,300	1,423,638
KB Financial Group Incorporated	30,240	1,447,717
KBC Groep NV	14,097	1,060,686
KeyCorp	251,339	4,390,892
Kiatnakin Finance PCL	4,000	8,015
King’s Town Bank Company Limited	141,147	143,123
Komercni Banka AS	10,311	410,814
Kotak Mahindra Bank Limited	90,036	1,348,098
Krung Thai Bank PCL ADR	619,125	347,190
Kwangju Bank	3,465	39,150
Kyushu Financial Group Incorporated	34,936	214,821
Laurentian Bank of Canada	1,261	48,616
Lloyds Banking Group plc	2,696,116	2,452,164
Luzerner Kantonalbank AG	201	89,963
M&T Bank Corporation	36,140	5,654,826
Malayan Banking Bhd	547,704	1,208,020
Masraf Al Rayan	66,680	811,250

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)
mBank SA †	2,065	$234,252
Mebuki Financial Group Incorporated	72,800	284,627
Mediobanca SpA	29,345	278,222
Mega Financial Holding Company Limited	1,330,997	1,073,064
Metro Bank plc †	2,957	140,968
Metropolitan Bank & Trust Company	172,541	303,138
Mitsubishi UFJ Financial Group Incorporated	960,970	5,994,891
Mizrahi Tefahot Bank Limited	5,496	97,902
Mizuho Financial Group Incorporated	1,721,800	2,997,409
National Australia Bank Limited	180,330	4,035,907
National Bank of Abu Dhabi PJSC	492,287	1,414,002
National Bank of Canada	15,800	623,181
National Bank of Greece SA †	401,502	140,269
Natixis «	42,278	279,259
Nedbank Group Limited	22,400	375,941
Nishi-Nippon Financial Holdings Incorporated	11,500	112,560
Nordea Bank AB	139,906	1,796,432
North Pacific Bank Limited	11,900	41,046
OTP Bank plc	26,510	826,511
Oversea-Chinese Banking Corporation Limited	255,562	1,937,517
People’s United Financial Incorporated	163,841	2,714,845
Piraeus Bank SA †	2,860	639
PKO Bank Polski SA †	110,352	1,083,037
PNC Financial Services Group Incorporated	24,202	2,872,777
PrivateBancorp Incorporated	41,100	2,449,149
PT Bank Central Asia Tbk	1,543,000	1,986,670
PT Bank Danamon Indonesia Tbk	519,234	203,679
PT Bank Mandiri Persero Tbk	1,194,212	1,129,660
PT Bank Negara Indonesia Persero Tbk	1,042,000	512,395
PT Bank Pan Indonesia Tbk †	334,500	23,480
PT Bank Rakyat Indonesia Tbk	1,357,000	1,474,668
Public Bank Bhd	299,214	1,402,391
Punjab National Bank †	58,273	135,928
Qatar National Bank	32,260	1,302,378
Raiffeisen Bank International AG †	2,555	67,305
Regions Financial Corporation	280,912	3,887,822
Resona Holdings Incorporated	153,800	786,984
RHB Capital Bhd	171,889	216,468
Royal Bank of Canada	61,600	4,257,758
Royal Bank of Scotland Group plc †	138,947	465,468
Sberbank of Russia ADR	310,536	3,464,221
Senshu Ikeda Holdings Incorporated	20,680	84,401
Seven Bank Limited	54,300	198,569
Shinhan Financial Group Company Limited	31,961	1,411,639
Shinsei Bank Limited	164,000	265,065
Shizuoka Bank Limited	37,000	307,359
Siam Commercial Bank PCL	184,400	828,338
Signature Bank †	14,200	2,030,884
Sinopac Financial Holdings Company Limited	1,248,747	386,510
Skandinaviska Enskilda Banken AB Class A	75,196	906,706
Sociedad Matriz Banco de Chile Class B	445,154	177,718
Societe Generale SA «	32,363	1,696,686
St. Galler Kantonalbank Class A	139	60,204
Standard Bank Group Limited	158,407	1,769,955
Standard Chartered plc †	115,407	1,088,308
State Bank of India	164,528	735,174
State Bank of India Limited GDR 144A	2,376	106,088
Sumitomo Mitsui Financial Group Incorporated	95,884	3,440,569
Sumitomo Mitsui Trust Holdings Incorporated	26,200	887,133
SunTrust Banks Incorporated	24,300	1,296,891
Suruga Bank Limited	16,200	351,207
SVB Financial Group †	14,046	2,394,843
Svenska Handelsbanken AB Class A	66,452	935,836
Swedbank AB Class A	45,185	1,089,152
Sydbank AS	3,379	121,199
Synovus Financial Corporation	61,509	2,514,488
Taishin Financial Holdings Company Limited	1,164,878	520,882

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Taiwan Business Bank	589,024	$164,885
Taiwan Cooperative Financial Holdings	1,157,147	598,213
TCF Financial Corporation	85,198	1,283,082
Texas Capital Bancshares Incorporated †	25,700	1,886,380
Thanachart Capital PCL	10,216	14,022
The 77 Bank Limited	28,000	122,619
The Aichi Bank Limited—Tokai	700	38,745
The Akita Bank Limited—Akita	17,000	48,966
The Aomori Bank Limited	18,000	61,273
The Awa Bank Limited	17,000	116,352
The Bank of East Asia Limited	101,812	429,848
The Bank of Iwate Limited	1,700	65,084
The Bank of Kyoto Limited	28,000	236,388
The Bank of Nagoya Limited	1,700	59,788
The Bank of Nova Scotia	50,505	2,849,681
The Bank of Okinawa Limited	2,200	82,835
The Bank of Saga Limited	17,000	41,138
The Chiba Kogyo Bank Limited	3,100	16,151
The Chugoku Bank Limited	15,100	212,150
The Daisan Bank Limited	1,800	26,330
The Daishi Bank Limited	25,000	106,095
The Ehime Bank Limited	3,600	44,435
The Eighteenth Bank Limited	16,000	43,485
The Fukui Bank Limited	21,000	51,576
The Gunma Bank Limited	32,900	174,674
The Hachijuni Bank Limited	38,500	221,440
The Hiroshima Bank Limited	47,000	191,819
The Hokkoku Bank Limited	21,000	73,192
The Hokuetsu Bank Limited	2,200	51,847
The Hyakugo Bank Limited	24,000	94,700
The Hyakujushi Bank Limited	30,000	95,350
The Iyo Bank Limited	23,800	171,274
The Juroku Bank Limited	34,000	99,160
The Kanto Tsukuba Bank Limited	10,300	28,924
The Keiyo Bank Limited	19,000	77,201
The Kiyo Bank Limited	5,100	83,304
The Michinoku Bank Limited	18,000	29,905
The Minato Bank Limited	3,700	65,180
The Musashino Bank Limited	3,200	95,061
The Nanto Bank Limited	2,600	76,181
The Ogaki Kyoritsu Bank Limited	34,000	95,783
The Oita Bank Limited	15,000	55,530
The San-in Godo Bank Limited	11,500	86,497
The Shiga Bank	20,000	98,420
The Shimizu Bank Limited	700	21,932
The Tochigi Bank Limited	9,400	40,910
The Toho Bank Limited	24,000	82,564
The Toronto-Dominion Bank	77,562	3,697,667
The Towa Bank Limited	38,000	41,517
The Yamagata Bank Limited	15,000	64,740
The Yamanashi Chou Bank Limited	17,000	68,000
Tisco Financial Group PCL	4,520	10,119
TMB Bank PCL	3,955,765	250,865
Tokyo TY Financial Group Incorporated	2,200	58,481
Tomony Holdings Incorporated	13,800	67,536
Trustmark Corporation	33,367	1,014,690
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	307,631	837,115
Turkiye Halk Bankasi AS	74,934	269,753
Turkiye Is Bankasi Class C	195,320	388,104
Turkiye Vakiflar Bankasi Tao	145,033	263,517
Umpqua Holdings Corporation	110,731	1,876,337
UniCredit SpA	87,255	1,526,138
Unione di Banche SpA	53,905	203,583
United Bankshares Incorporated «	41,193	1,575,632
United Overseas Bank Limited	94,011	1,561,358
US Bancorp	78,278	3,983,567
Valiant Holding AG	663	77,146
Valley National Bancorp	133,849	1,509,817

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)
VTB Bank OJSC	298,401	$669,910
Webster Financial Corporation	46,141	2,247,990
Wells Fargo & Company (l)	221,484	11,326,692
Western Alliance Bancorp †	49,200	2,249,424
Westpac Banking Corporation	230,362	5,220,702
Woori Bank	30,663	419,028
Yamaguchi Financial Group	19,000	217,707
Yapi Ve Kredi Bankasi AS †	121,679	151,758
Yes Bank Limited	37,809	838,777
Zions Bancorporation	47,200	1,891,304
		352,914,810

Capital Markets : 2.27%
3i Group plc	40,764	470,075
Aberdeen Asset Management plc	44,678	166,364
Affiliated Managers Group Incorporated	15,386	2,367,136
Ameriprise Financial Incorporated	35,900	4,336,361
Ashmore Group plc	16,032	72,442
ASX Limited	3,522	133,782
Azimut Holding SpA	5,966	120,969
Bank of New York Mellon Corporation	51,756	2,438,743
BlackRock Incorporated	9,874	4,040,836
BM&F Bovespa SA	253,619	1,443,676
Bolsas y Mercados Espanoles	4,485	161,727
Brait SE	49,589	307,554
Brewin Dolphin Holding plc	15,725	68,603
Brookfield Asset Management Incorporated Class A «	38,175	1,445,216
Canaccord Financial Incorporated †	3,364	10,957
Capital Securities Corporation	241,489	80,124
CBOE Holdings Incorporated	23,900	2,064,243
Charles Schwab Corporation	98,500	3,816,875
China Cinda Asset Management Company Limited H Shares	1,062,316	402,157
China Galaxy Securities Company Limited H Shares	470,600	433,004
China Huarong Asset Management Company Limited H Shares	1,409,857	573,528
CI Financial Corporation	11,703	232,613
CITIC Securities Company Limited H Shares	309,000	647,934
Close Brothers Group plc	4,521	93,260
Credicorp Capital Peru SAA †(a)	75	58
Credit Suisse Group AG	88,266	1,212,057
Daewoo Securities Company Limited	29,397	249,439
Daiwa Securities Group Incorporated	122,000	741,914
Deutsche Bank AG	86,836	1,519,297
Deutsche Boerse AG	8,101	841,591
Donnelley Financial Solutions †	14,081	320,765
Dundee Corporation Class A †	2,583	5,889
E*TRADE Financial Corporation †	74,000	2,561,140
Egyptian Financial Group-Hermes Holding Company	57,952	82,093
Euronext NV 144A	3,274	171,241
FactSet Research Systems Incorporated	10,441	1,729,969
Federated Investors Incorporated Class B	45,914	1,219,476
Financial Engines Incorporated	29,423	1,115,132
Financiere de Tubize	1,902	132,213
Franklin Resources Incorporated	16,400	685,356
GAM Holding AG	7,498	102,962
GIMV NV	917	56,996
Grupo BTG Pactual	60,447	283,933
Haitong Securities Company Limited H Shares	388,000	650,272
Hargreaves Lansdown plc	8,713	156,943
Hong Kong Exchanges & Clearing Limited	78,980	1,993,618
Ichiyoshi Securities Company Limited	4,900	38,979
IG Group Holdings plc	10,111	76,081
IGM Financial Incorporated	3,800	110,778
Intercontinental Exchange Incorporated	48,087	2,894,357
Intermediate Capital Group	8,594	97,719
Investec plc	31,135	243,905
IOOF Holdings Limited	26,608	178,928
IP Group plc †(a)	2,694	0

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Capital Markets (continued)
IP Group plc—BATS Exchange †	35,026	$62,730
Iress Market Technology Limited	10,600	94,516
JAFCO Company Limited	2,500	95,937
Janus Henderson Group plc †«(a)	3,697	115,581
Janus Henderson Group plc— Frankfurt Exchange †	34,116	1,067,164
Japan Exchange Group Incorporated	36,500	589,932
Julius Baer Group Limited	9,394	486,407
Jupiter Fund Management plc	12,558	79,866
Kabu.com Securities Company Limited	12,400	40,083
Kingston Financial Group Limited	338,000	114,943
Kiwoom Securities Company	1,198	89,882
Korea Investment Holdings Company Limited	2,775	151,688
Kyokuto Securities Company Limited	3,200	47,097
Lazard Limited Class A	65,300	2,905,850
Legg Mason Incorporated	43,900	1,618,593
London Stock Exchange Group plc	13,233	583,965
LPL Financial Holdings Incorporated	41,038	1,597,609
Macquarie Group Limited	23,304	1,552,383
Man Group plc	54,122	109,691
Market Axess Holdings Incorporated	19,200	3,659,136
Marusan Securities Company Limited	5,300	41,826
Matsui Securities Company Limited	2,500	20,406
Mercantile Investment Company Limited †	5,857	675
Meritz Securities Company Limited	31,066	123,060
Moody’s Corporation	44,596	5,282,396
Morgan Stanley	71,000	2,963,540
NEX Group plc	8,014	66,549
NH Investment & Securities Company Class C	9,669	122,201
Nomura Holdings Incorporated	243,700	1,459,780
Northern Trust Corporation	50,100	4,380,744
Okasan Holdings Incorporated	15,000	90,068
Partners Group Holding AG	770	471,834
Perpetual Trustees Australia Limited	4,994	197,266
Pioneers Holding †	13,767	6,549
Platinum Asset Management Limited	28,969	91,483
Rathbone Brothers plc	777	26,280
Ratos AB Class B	8,703	42,757
Raymond James Financial Incorporated	34,007	2,457,686
Reinet Investments SCA	962	22,424
Samsung Securities Company Limited	4,391	157,466
SBI Holdings Incorporated	15,016	194,428
Schroders plc	5,286	215,015
Schroders plc—Non-Voting	2,902	86,298
SEI Investments Company	35,300	1,768,177
Singapore Exchange Limited	61,534	323,313
State Street Corporation	17,600	1,433,696
Stifel Financial Corporation †	35,170	1,499,297
T. Rowe Price Group Incorporated	65,300	4,599,732
The Goldman Sachs Group Incorporated	18,200	3,844,932
The NASDAQ OMX Group Incorporated	26,800	1,813,020
Thomson Corporation	13,452	586,736
TMX Group Limited	1,356	71,642
Tokai Tokyo Securities Company Limited	21,300	110,779
TP Icap plc	11,391	70,052
UBS Group AG	160,785	2,556,491
UOB-Kay Hian Holdings Limited	35,838	35,484
Value Partners Group Limited	44,000	41,445
Vontobel Holdings AG	209	13,044
Waddell & Reed Financial Incorporated Class A	43,600	729,864
Waterland Financial Holdings	479,169	146,719
Yuanta Financial Holding Company Limited	1,627,216	705,980
Yuanta Securities Korea Company Limited †	4,743	16,903
		99,352,370

Consumer Finance : 0.40%
Acom Company Limited †	34,000	143,675
Aeon Financial Service Company Limited	9,000	184,876
Aiful Corporation †	27,600	80,993

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Consumer Finance (continued)
Allied Properties (Hong Kong) Limited	197,208	$44,035
Ally Financial Incorporated	110,046	2,040,253
American Express Company	37,400	2,877,556
Bajaj Finance Limited	20,573	423,114
Capital One Financial Corporation	23,700	1,823,004
Cembra Money Bank AG	1,750	164,873
Credit Saison Company Limited	12,026	223,255
Discover Financial Services	18,926	1,110,956
Hitachi Capital Corporation	4,400	102,104
Hong Leong Singapore Finance Limited	30,400	57,783
International Personal Finance plc	15,606	32,172
J Trust Company Limited	7,500	53,634
Jaccs Company Limited	15,000	64,199
LendingClub Corporation †	160,900	884,950
Mahindra & Mahindra Financial Services Limited	34,427	191,504
Navient Corporation	146,359	2,111,960
Orient Corporation	43,000	72,993
PRA Group Incorporated †	23,175	806,490
Provident Financial plc	6,482	254,811
Samsung Card Company Limited	2,346	88,006
Shriram Transport Finance Company Limited	19,270	304,640
SLM Corporation †	215,800	2,242,162
Sundaram Finance Limited	5,316	129,926
Synchrony Financial	37,561	1,008,513
		17,522,437

Diversified Financial Services : 0.73%
Ackermans & Van Haaren NV	1,050	178,874
AMP Limited	220,755	828,362
Ayala Corporation	29,722	518,306
Bajaj Auto Limited	3,704	118,282
Banca Mediolanum SpA	12,001	99,088
Berkshire Hathaway Incorporated Class B †	93,400	15,437,152
Bursa Malaysia Bhd	39,348	99,289
Chailease Holding Company Limited	124,798	336,899
Challenger Financial Services Group Limited	42,100	400,102
Corporation Financiera Alba	1,067	62,568
ECN Capital Corporation	16,004	43,717
Element Financial Corporation	16,004	101,413
Eurazeo	2,669	190,927
Exor NV	3,861	215,345
First Pacific Company Limited	155,650	121,843
FirstRand Limited	400,055	1,504,134
Fubon Financial Holding Company Limited	888,992	1,355,108
Fuyo General Lease Company Limited	2,200	118,989
G-Resources Group Limited	4,387,718	73,762
Goldin Financial Holdings Limited †	290,000	123,926
Groupe Bruxelles Lambert SA	3,774	366,676
GT Capital Holdings Incorporated	12,890	309,464
Haci Omer Sabanci Holding AS	169,688	514,658
Hankook Tire Worldwide Company Limited	2,394	44,583
IBJ Leasing Company Limited	900	20,080
Industrivarden AB Class A	8,200	206,241
Industrivarden AB Class C	7,185	169,800
Investor AB Class A	7,200	328,380
Investor AB Class B	19,979	923,621
Japan Securities Finance Company Limited	11,700	58,209
Kinnevik AB Class B	11,012	316,243
Legend Holdings Corporation H Shares	43,600	127,288
Lundbergforetagen AB Class B	1,706	133,965
Metro Pacific Investments Corporation	1,354,000	170,559
Mitsubishi UFJ Lease & Finance Company Limited	39,500	201,512
Onex Corporation	3,800	276,213
ORIX Corporation	89,800	1,417,340
Pargesa Holding SA	1,334	103,712
Power Finance Corporation Limited	112,747	233,375
PSG Group Limited	10,729	195,977

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Diversified Financial Services (continued)
Remgro Limited	62,485	$1,037,208
Ricoh Leasing Company Limited	1,500	46,321
RMB Holdings Limited	86,674	406,505
Rural Electrification Corporation Limited	91,732	274,755
SNS REAAL NV †«(a)	4,259	0
Sofina SA	769	112,474
Tokyo Century Corporation	4,000	151,512
Voya Financial Incorporated	44,784	1,530,717
Wendel	1,410	215,097
Zenkoku Hosho Company Limited	3,900	159,698
		31,980,269

Insurance : 3.96%
Admiral Group plc	10,976	288,073
Aegon NV «	65,020	323,714
AFLAC Incorporated	19,600	1,477,448
Ageas NV	9,624	388,606
AIA Group Limited	827,600	5,867,771
Alleghany Corporation †	4,100	2,408,094
Allianz AG	19,181	3,682,376
Allied World Assurance Company	43,734	2,299,096
American Financial Group Incorporated	16,948	1,692,258
American International Group Incorporated	43,545	2,770,768
AmTrust Financial Services Incorporated	53,200	699,048
Arch Capital Group Limited †	28,566	2,778,044
Arthur J. Gallagher & Company	41,864	2,374,945
Aspen Insurance Holdings Limited	29,724	1,509,979
Assicurazioni Generali SpA	63,360	1,000,015
Assurant Incorporated	12,999	1,273,642
Assured Guaranty Limited	65,584	2,561,711
Aviva plc	169,805	1,148,623
AXA SA	81,474	2,172,774
Axis Capital Holdings Limited	44,522	2,919,753
Bajaj Finserv Limited	5,298	344,222
Baloise Holding AG	2,339	357,896
BB Seguridade Participacoes SA	86,985	782,232
Beazley plc	21,849	132,931
Brown & Brown Incorporated	57,755	2,508,300
Cathay Financial Holding Company Limited	1,030,144	1,613,078
China Insurance International Holdings Company Limited †	175,800	468,120
China Life Insurance Company—Taiwan Exchange	424,960	416,780
China Life Insurance Company H Shares	879,000	2,887,681
China Pacific Insurance Group Company Limited H Shares	339,600	1,359,699
Chubb Limited	23,175	3,318,428
Cincinnati Financial Corporation	34,434	2,413,135
CNO Financial Group Incorporated	87,200	1,786,728
CNP Assurances	7,387	162,478
Dai-Ichi Mutual Life Insurance Company Limited	81,300	1,354,021
Direct Line Insurance Group plc	64,320	288,896
Discovery Holdings Limited	45,101	440,590
Dongbu Insurance Company Limited	3,955	239,151
E-L Financial Corporation Limited	100	62,257
Erie Indemnity Company Class A	9,200	1,083,484
Euler Hermes SA	846	88,972
Everest Reinsurance Group Limited	9,543	2,430,125
Fairfax Financial Holdings Limited	1,100	482,629
First American Financial Corporation	55,079	2,397,038
FNF Group	62,555	2,665,469
Genworth Financial Incorporated Class A †	245,534	898,654
Gjensidige Forsikring ASA	8,888	143,272
Great Eastern Holdings Limited	6,600	105,942
Great-West Lifeco Incorporated	12,900	320,674
Grupo Catalana Occidente SA	3,025	125,527
Hannover Rueck SE	2,821	335,911
Hanwha Life Insurance Company Limited	34,401	216,312
Helvetia Holding AG	339	196,179
Hiscox Limited	10,286	162,747
Hyundai Marine & Fire Insurance Company Limited	4,337	146,232

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Insurance (continued)
Industrial Alliance Insurance & Financial Services Incorporated	4,639	$171,741
Insurance Australia Group Limited	176,703	835,063
Intact Financial Corporation	6,115	419,995
Japan Post Holdings Company Limited	34,485	420,982
Japan Post Insurance Company Limited	4,900	105,167
Jardine Lloyd Thompson Group plc	7,843	119,243
Kemper Corporation	24,480	933,912
Korea Reinsurance Company	7,471	79,741
Lancashire Holdings Limited	12,577	112,705
Legal & General Group plc	259,133	840,710
Lincoln National Corporation	52,553	3,414,894
Loews Corporation	64,300	3,032,388
Manulife Financial Corporation	87,000	1,502,543
Mapfre SA	39,205	139,434
Markel Corporation †	3,799	3,712,573
Medibank Private Limited	205,549	420,016
Mercury General Corporation «	18,022	1,009,232
Meritz Fire & Marine Insurance Company Limited	8,742	146,793
MetLife Incorporated	53,745	2,718,960
MMI Holdings Limited	148,852	248,787
MPHB Capital Bhd †	57	21
MS&AD Insurance Group Holdings Incorporated	34,800	1,220,749
Muenchener Rueckversicherungs Gesellschaft AG	7,064	1,394,636
New China Life Insurance Company Limited H Shares	103,800	560,123
NIB Holdings Limited	46,101	185,664
NN Group NV	10,445	375,468
Old Mutual plc	206,899	501,702
Old Republic International Corporation	122,885	2,430,665
People’s Insurance Company Group of China Limited H Shares	975,000	420,402
Phoenix Group Holdings	19,775	192,240
PICC Property & Casualty Company Limited H Shares	574,435	958,307
Ping An Insurance (Group) Company of China Limited H Shares	598,000	3,833,161
Poste Italiane SpA	28,020	197,041
Power Corporation of Canada	17,100	364,824
Power Financial Corporation	11,300	269,691
Powszechny Zaklad Ubezpieczen SA	67,291	801,874
Primerica Incorporated	22,846	1,649,481
Principal Financial Group Incorporated	62,393	3,925,144
ProAssurance Corporation	26,598	1,583,911
Prudential Financial Incorporated	21,262	2,229,321
Prudential plc	107,303	2,400,100
QBE Insurance Group Limited	101,874	976,498
Rand Merchant Investment Holdings Limited	92,869	285,653
Reinsurance Group of America Incorporated	15,039	1,872,506
RenaissanceRe Holdings Limited	20,585	2,940,773
RLI Corporation	19,470	1,081,364
RSA Insurance Group plc	47,427	382,226
Saga plc	37,907	98,708
Sampo Oyj Class A	23,060	1,171,658
Samsung Fire & Marine Insurance Company Limited	2,912	760,772
Samsung Life Insurance Company	6,658	725,506
Sanlam Limited	201,457	1,054,212
SCOR SE	8,262	325,257
Shin Kong Financial Holding Company Limited †	1,248,742	321,744
Societa Cattolica di Assicurazione Societa Cooperativa	1,410	12,188
Sompo Japan Nipponkoa Holdings Incorporated	28,100	1,084,419
Sony Financial Holdings Incorporated	12,800	197,056
St. James’s Place plc	24,489	370,115
Standard Life plc	82,650	407,645
Storebrand ASA	14,518	94,761
Sun Life Financial Incorporated «	27,000	886,442
Suncorp Group Limited	96,027	987,524
Swiss Life Holding AG	1,346	449,014
Swiss Reinsurance AG	13,753	1,253,823
T&D Holdings Incorporated	43,900	621,140
The Allstate Corporation	17,927	1,547,817
The Hanover Insurance Group Incorporated	21,359	1,781,127
The Hartford Financial Services Group Incorporated	87,645	4,328,787

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
The Progressive Corporation	135,385	$5,744,386
The Travelers Companies Incorporated	13,690	1,709,197
Tokio Marine Holdings Incorporated	51,400	2,181,309
Tong Yang Life Insurance Company	8,662	83,556
Topdanmark AS †	2,311	69,489
Torchmark Corporation	25,531	1,927,591
Trisura Group Limited †	225	3,428
Tryg A/S	7,207	148,244
Unipol Gruppo Finanziario SpA	19,801	82,479
UnipolSai SpA	51,624	116,911
Unum Group	53,453	2,404,316
Validus Holdings Limited	39,947	2,133,170
Vienna Insurance Group AG	2,901	79,662
W.R. Berkley Corporation	22,512	1,553,103
White Mountain Insurance Group Limited	2,300	1,978,184
Willis Towers Watson plc	29,727	4,358,870
XL Group Limited	60,959	2,663,299
Zurich Insurance Group AG	6,318	1,857,142
		173,365,003

Mortgage REITs : 0.36%
AGNC Investment Corporation	76,865	1,598,023
Annaly Capital Management Incorporated	237,533	2,845,645
Blackstone Mortgage Trust Incorporated Class A	46,568	1,445,936
Chimera Investment Corporation	89,523	1,665,128
CYS Investments Incorporated	73,186	616,958
Invesco Mortgage Capital Incorporated	56,078	905,099
MFA Financial Incorporated	186,266	1,549,733
New Residential Investment Corporation	131,918	2,122,561
Starwood Property Trust Incorporated	60,000	1,321,200
Two Harbors Investment Corporation	174,186	1,738,376
		15,808,659

Thrifts & Mortgage Finance : 0.27%
Aareal Bank AG	2,637	110,285
Capitol Federal Financial Incorporated	63,815	881,923
Genworth Mortgage Insurance Canada Incorporated	1,368	30,968
Home Capital Group Incorporated «	3,158	21,367
Housing Development Finance Corporation Limited	187,252	4,556,069
Indiabulls Housing Finance Limited	40,452	727,660
LIC Housing Finance Limited	30,841	350,905
MGIC Investment Corporation †	170,774	1,806,789
New York Community Bancorp Incorporated	113,438	1,465,619
Paragon Group of Companies plc	17,654	103,769
Radian Group Incorporated	107,200	1,721,632
		11,776,986

Health Care : 9.45%
Biotechnology : 1.88%
3-D Matrix Limited †	2,000	12,786
AbbVie Incorporated	78,610	5,189,832
Abcam plc	7,501	94,617
ACADIA Pharmaceuticals Incorporated †«	48,873	1,256,525
Actelion Limited †	5,041	1,446,903
Agios Pharmaceuticals Incorporated †«	17,348	809,631
Alexion Pharmaceuticals Incorporated †	18,008	1,765,324
Alkermes plc †	40,532	2,341,128
Alnylam Pharmaceuticals Incorporated †	37,019	2,423,264
Amgen Incorporated	36,200	5,619,688
AquaBounty Technologies Incorporated †	547	4,496
Biogen Incorporated	17,507	4,337,709
BioMarin Pharmaceutical Incorporated †	46,049	4,035,734
Bioverativ Incorporated †	10,003	551,065
bluebird bio Incorporated †«	21,227	1,599,454

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Celgene Corporation †	63,424	$7,256,340
CK Life Sciences International Holdings Incorporated	464,000	38,704
CSL Limited	31,596	3,035,395
Dyax Corporation †(a)	188,200	0
Genmab AS †	2,823	602,421
Genus plc	3,742	90,304
Gilead Sciences Incorporated	64,500	4,185,405
Green Cross Corporation	804	129,260
Green Cross Holdings Corporation	3,874	122,836
Grifols SA	13,754	389,199
Incyte Corporation †	45,380	5,868,995
Intercept Pharmaceuticals Incorporated †	8,939	1,000,274
Intrexon Corporation «	31,444	670,386
Ionis Pharmaceuticals Incorporated †	62,299	2,852,671
Juno Therapeutics Incorporated †«	39,181	910,175
Kite Pharma Incorporated †«	25,171	1,820,367
Ligand Pharmaceuticals Incorporated †	9,600	1,039,488
Medy-Tox Incorporated	311	145,000
Mesoblast Limited †«	21,056	33,012
Myriad Genetics Incorporated †«	35,600	724,460
NanoCarrier Company Limited †	4,200	23,778
Neurocrine Biosciences Incorporated †	44,800	1,947,456
Novavax Incorporated †«	137,000	126,218
OBI Pharma Incorporated †	11,289	96,267
OPKO Health Incorporated †«	186,836	1,147,173
PeptiDream Incorporated †«	1,800	103,205
Portola Pharmaceuticals Incorporated †	28,190	1,038,802
Radius Health Incorporated †«	19,387	671,178
Regeneron Pharmaceuticals Incorporated †	6,113	2,806,234
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	25,500	1,631,490
Shire Limited plc	36,936	2,127,996
Shire plc ADR	287	49,571
Sirtex Medical Limited	5,454	48,591
Swedish Orphan Biovitrum AB †	7,116	111,676
Takara Bio Incorporated	4,200	57,302
Tesaro Incorporated †«	17,602	2,628,155
Ultragenyx Pharmaceutical Incorporated †«	19,653	1,058,314
United Therapeutics Corporation †	11,805	1,427,106
Vertex Pharmaceuticals Incorporated †	19,938	2,464,337
Viromed Company Limited †	1,480	133,248
		82,100,945

Health Care Equipment & Supplies : 1.72%
Abbott Laboratories	75,094	3,428,792
Abiomed Incorporated †	20,800	2,858,544
Align Technology Incorporated †	38,705	5,619,966
Ansell Limited	11,021	191,299
Asahi Intecc Company Limited	4,100	189,544
Baxter International Incorporated	23,664	1,403,512
bioMerieux SA	664	139,857
Boston Scientific Corporation †	67,278	1,818,524
C.R. Bard Incorporated	19,394	5,962,297
Cochlear Limited	4,275	465,649
Coloplast Class B	5,187	444,167
CYBERDYNE Incorporated †«	5,948	82,064
Danaher Corporation	49,494	4,204,020
DexCom Incorporated †	43,060	2,878,130
DiaSorin SpA	1,072	83,032
Edwards Lifesciences Corporation †	57,082	6,568,426
Elekta AB Class B	16,096	161,212
Essilor International SA Cie Generale d’Optique	8,422	1,119,691
Fisher & Paykel Healthcare Corporation	42,300	320,674
Fukuda Denshi Company Limited	1,000	65,824
Getinge AB Class B	8,584	178,665
GN Store Nord A/S	7,241	220,901
Halyard Health Incorporated †	23,453	842,901

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Hartalega Holdings Bhd	122,172	$173,267
Hogy Medical Company Limited	1,300	87,919
Hoya Corporation	26,600	1,309,945
IDEXX Laboratories Incorporated †	23,574	3,969,626
Intuitive Surgical Incorporated †	3,042	2,782,457
Nagaileben Company Limited	2,500	57,088
Nakanishi Incorporated	1,700	69,074
Nihon Kohden Corporation	3,900	87,015
Nikkiso Company Limited	5,500	52,840
Nipro Corporation	10,700	149,365
NuVasive Incorporated †	26,300	1,973,289
Olympus Corporation	22,700	829,088
Osstem Implant Company Limited †	1,117	52,179
Paramount Bed Holdings Company Limited	1,700	73,603
ResMed Incorporated	38,151	2,712,536
Smith & Nephew plc	39,650	691,719
Sonova Holding AG	2,183	361,523
Steris plc	43,638	3,384,563
Straumann Holding AG	390	216,029
Sysmex Corporation	11,600	689,192
Teleflex Incorporated	22,990	4,598,460
Terumo Corporation	23,800	967,043
The Cooper Companies Incorporated	13,208	2,889,250
Top Glove Corporation Bhd	87,510	107,752
Varex Imaging Corporation †	10,990	377,507
Varian Medical Systems Incorporated	25,176	2,492,928
West Pharmaceutical Services Incorporated	37,673	3,655,034
William Demant Holding †	4,979	130,614
Zimmer Biomet Holdings Incorporated	9,900	1,180,179
		75,368,775

Health Care Providers & Services : 1.99%
Acadia Healthcare Company Incorporated †«	39,437	1,630,326
Alfresa Holdings Corporation	16,300	314,373
AmerisourceBergen Corporation	44,200	4,056,234
Anthem Incorporated	13,039	2,377,662
Apollo Hospitals Enterprise Limited	14,261	267,692
AS ONE Corporation	1,600	74,980
Bangkok Chain Hospital PCL	87	32
Bangkok Dusit Medical Services PCL Class F	541,070	295,476
Brookdale Senior Living Incorporated †	95,200	1,308,048
Bumrungrad Hospital PCL	42,200	214,965
Cardinal Health Incorporated	15,400	1,144,066
Centene Corporation †	46,002	3,341,125
Chemed Corporation	8,351	1,709,116
Cigna Corporation	20,800	3,353,584
Community Health Systems Incorporated †	53,500	473,475
DaVita HealthCare Partners Incorporated †	41,943	2,779,143
Envision Healthcare Corporation †	59,947	3,273,706
Express Scripts Holding Company †	48,934	2,923,807
Fresenius Medical Care AG & Company KGaA	8,895	850,935
Fresenius SE & Company KGaA	16,957	1,451,697
Healthscope Limited	96,160	144,332
HealthSouth Corporation	44,800	2,030,784
Henry Schein Incorporated †	21,182	3,896,853
Humana Incorporated	12,028	2,793,623
IHH Healthcare Bhd	301,324	407,632
Korian SA	3,751	126,031
Laboratory Corporation of America Holdings †	27,385	3,806,515
Life Healthcare Group Holdings Limited	153,368	326,616
LifePoint Hospitals Incorporated †	20,556	1,249,805
Magellan Health Services Incorporated †	11,857	815,169
McKesson Corporation	17,100	2,788,839
Mediclinic International plc	52,026	539,500
Medipal Holdings Corporation	14,900	274,187
MEDNAX Incorporated †	25,456	1,382,261
Miraca Holdings Incorporated	4,300	180,736
Molina Healthcare Incorporated †	21,600	1,394,712

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Netcare Limited	172,311	$354,213
Nichii Gakkan Company	4,800	45,898
Orpea	2,406	272,981
Owens & Minor Incorporated	30,100	959,588
Primary Health Care Limited	30,995	84,754
Quest Diagnostics Incorporated	32,000	3,480,640
Ramsay Health Care Limited	9,623	492,875
Rhoen Klinikum AG	3,031	91,251
Ryman Healthcare Limited	34,706	204,828
Ship Healthcare Holdings Incorporated	3,200	89,138
Sigma Healthcare Limted	80,752	48,902
Sinopharm Group Company Limited H Shares	166,800	762,020
Sonic Healthcare Limited	31,295	538,557
Suzuken Company Limited	6,600	216,921
Tenet Healthcare Corporation †«	39,793	658,176
Toho Holdings Company Limited	4,600	93,288
TOKAI Corporation	1,700	66,772
UDG Healthcare plc	11,929	125,495
UnitedHealth Group Incorporated	78,563	13,762,666
Universal Health Services Incorporated Class B	24,100	2,739,206
VCA Incorporated †	41,500	3,823,395
Vital KSK Holdings Incorporated	5,900	50,556
WellCare Health Plans Incorporated †	22,800	3,917,040
		86,877,197

Health Care Technology : 0.25%
Allscripts Healthcare Solutions Incorporated †	90,200	1,029,182
athenahealth Incorporated †«	20,363	2,728,235
Cerner Corporation †	24,324	1,589,573
M3 Incorporated	13,100	376,736
Medidata Solutions Incorporated †	28,400	2,021,512
Veeva Systems Incorporated Class A †	52,876	3,359,741
		11,104,979

Life Sciences Tools & Services : 0.67%
Bio Techne Corporation	19,381	2,172,222
Bio-Rad Laboratories Incorporated Class A †	10,667	2,383,861
Charles River Laboratories International Incorporated †	24,620	2,266,271
Divi’s Laboratories Limited †	17,240	155,553
Eurofins Scientific SE	536	284,650
Gerresheimer AG	1,469	125,811
ICON plc ADR †	3,430	322,763
Illumina Incorporated †	11,757	2,085,222
Lonza Group AG	3,182	659,036
Mettler-Toledo International Incorporated †	6,960	4,056,358
Parexel International Corporation †	26,396	2,133,325
Qiagen NV	10,797	363,500
Quintiles Transnational Holdings Incorporated †	34,598	2,990,651
Tecan Group AG	530	100,194
Thermo Fisher Scientific Incorporated	31,700	5,477,443
Waters Corporation †	21,465	3,855,543
		29,432,403

Pharmaceuticals : 2.94%
Akorn Incorporated †	44,300	1,473,861
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc	27,284	6,104,795
Aspen Pharmacare Holdings Limited	38,256	866,339
Astellas Pharma Incorporated	148,400	1,873,927
AstraZeneca plc	53,106	3,581,336
Aurobindo Pharma Limited	33,572	298,750
Bayer AG	34,709	4,604,758
Bristol-Myers Squibb Company	82,285	4,439,276
BTG plc †	19,278	162,321

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Pharmaceuticals (continued)
Bukwang Pharmaceutical Company	2,900	$59,316
Cadila Healthcare Limited	32,607	234,546
Celltrion Incorporated †«	7,011	598,653
China Medical System Holding Limited	217,200	385,202
Chugai Pharmaceutical Company Limited	14,000	532,190
Cipla Limited India	43,636	349,217
Daiichi Sankyo Company Limited	43,500	953,858
Dong-A ST Company Limited	726	67,114
Dr. Reddys Laboratories Limited	10,771	421,333
Eisai Company Limited	20,100	1,059,175
Eli Lilly & Company	47,719	3,797,001
Endo International plc †	43,401	572,025
GlaxoSmithKline Pharmaceuticals Limited	2,820	106,218
GlaxoSmithKline plc	205,014	4,499,802
Glenmark Pharmaceuticals Limited	23,398	230,879
H. Lundbeck AS	2,772	147,905
Hanmi Pharm Company Limited †	533	181,856
Hanmi Science Company Limited «	3,059	202,185
Haw Par Corporation Limited	18,500	147,075
Hikma Pharmaceuticals plc	7,011	152,483
Hisamitsu Pharmaceutical Company Incorporated	5,700	286,673
Horizon Pharma plc †	82,640	826,400
Hua Han Bio-Pharmaceutical Holdings Limited H Shares †(a)	4,987	339
Ilyang Pharmaceutical Company Limited	1,531	58,595
Indivior plc	18,826	79,003
Ipsen SA	1,698	214,111
Jazz Pharmaceuticals plc †	16,134	2,348,465
Jeil Pharmaceutical Company (a)	792	48,527
Johnson & Johnson	133,496	17,120,862
Kaken Pharmaceutical Company Limited	3,000	172,822
Kissei Pharmaceutical Company Limited	3,600	92,381
Komipharm International Company †	3,407	112,745
Kyorin Company Limited	4,800	98,861
Kyowa Hakko Kogyo Company Limited	17,600	300,988
Lupin Limited	30,892	555,884
Mallinckrodt plc †	24,020	1,035,983
Merck & Company Incorporated	135,085	8,795,384
Merck KGaA	5,425	654,819
Mitsubishi Tanabe Pharma Corporation	17,200	382,516
Mochida Pharmaceutical Company Limited	500	35,350
Mylan NV †	36,616	1,427,292
Nichi-Iko Pharmaceutical Company Limited	5,300	77,335
Nippon Shinyaku Company Limited	4,600	268,316
Novartis AG	110,265	9,027,943
Novo Nordisk AS Class B	80,021	3,400,752
Ono Pharmaceutical Company Limited	36,900	766,987
Orion Oyj Class A	2,395	153,489
Orion Oyj Class B	5,746	371,794
Otsuka Holdings Company Limited	37,800	1,704,840
Pacira Pharmaceuticals Incorporated †	19,927	884,759
Perrigo Company plc «	38,218	2,784,181
Pfizer Incorporated	292,771	9,558,973
Piramal Enterprises Limited †	12,224	518,137
Prestige Brands Holdings Incorporated †	27,300	1,375,374
PT Kalbe Farma Tbk	2,734,000	316,093
Recordati SpA	4,337	174,465
Roche Holding AG	1,272	349,339
Roche Holding AG Genusschein	29,488	8,092,417
Rohto Pharmaceutical Company Limited	8,000	166,429
Sanofi SA	49,229	4,875,921
Santen Pharmaceutical Company Limited	25,700	353,883
Sawai Pharmaceutical Company Limited	2,600	140,623
Seikagaku Corporation	3,600	57,763
Shionogi & Company Limited	20,500	1,095,616
Sino Biopharmaceutical Limited	578,000	515,505
Sosei Group Corporation †«	1,200	121,246
Stada Arzneimittel AG «	3,438	248,718
Sumitomo Dainippon Pharma Company Limited	13,000	198,375
Sun Pharmaceutical Industries Limited	134,653	1,046,837

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Taisho Pharmaceutical Holding Company Limited	3,800	$296,795
Takeda Pharmaceutical Company Limited	50,400	2,597,136
Teva Pharmaceutical Industries Limited	44,596	1,278,454
The Medicines Company †«	35,900	1,427,743
The United Laboratories International Holdings Limited †	500	333
Torrent Pharmaceuticals Limited	5,065	96,810
Tsumura & Company	5,300	193,576
TTY Biopharm Company Limited	43,276	144,594
UCB SA	6,005	423,766
Valeant Pharmaceuticals International Incorporated †	14,057	170,659
Vifor Pharma AG	1,890	222,261
Yuhan Corporation	567	126,608
Yungjin Pharmaceutical Company †«	8,702	97,155
Zeria Pharmaceutical Company Limited	4,200	64,470
		128,537,866

Industrials : 11.06%
Aerospace & Defense : 1.25%
Airbus Group NV	25,296	2,076,375
Arconic Incorporated	103,438	2,841,442
BAE Systems plc	133,939	1,148,479
Bharat Electronics Limited	72,710	194,566
Bombardier Incorporated Class B †	94,559	170,799
BWX Technologies Incorporated	49,908	2,425,529
CAE Incorporated	11,800	190,603
Chemring Group plc	8,054	18,731
Cobham plc	109,543	189,129
Dassault Aviation SA	108	161,067
Elbit Systems Limited	1,179	143,354
General Dynamics Corporation	14,026	2,850,785
Hanwha Techwin Company Limited †	2,613	116,577
HEICO Corporation	13,725	1,018,532
HEICO Corporation Class A	23,000	1,440,950
Hexcel Corporation	47,000	2,417,210
Huntington Ingalls Industries Incorporated	23,660	4,632,865
KLX Incorporated †	26,016	1,258,914
Korea Aerospace Industries Limited	5,007	284,428
L-3 Technologies Incorporated	18,230	3,073,396
Leonardo-Finmeccanica SpA	23,046	405,935
Lockheed Martin Corporation	12,349	3,471,674
MacDonald Dettwiler & Associates Limited	1,966	91,252
Meggitt plc	36,824	238,178
Moog Incorporated Class A †	16,440	1,151,458
MTU Aero Engines AG	2,024	285,572
Northrop Grumman Corporation	8,651	2,242,512
Orbital ATK Incorporated	28,943	2,942,345
Qinetiq Group plc	34,298	137,965
Raytheon Company	14,500	2,378,145
Rolls-Royce Holdings plc	80,657	901,528
Rolls-Royce Holdings plc Class C †(a)	6,218,322	8,012
Saab AB Class B	2,869	149,270
Safran SA	13,653	1,208,563
Senior plc	25,601	77,615
Singapore Technologies Engineering Limited	116,004	311,882
Teledyne Technologies Incorporated †	18,076	2,377,175
Thales SA	4,853	536,003
TransDigm Group Incorporated	13,240	3,549,379
Triumph Group Incorporated	26,100	850,860
Ultra Electronics Holdings plc	3,569	98,040
United Technologies Corporation	37,009	4,488,452
Zodiac Aerospace SA	11,505	304,751
		54,860,297

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Air Freight & Logistics : 0.29%
Bollore SA †	303	$1,375
Bollore SA—BATS Exchange	41,532	191,285
Bpost SA	6,007	146,127
Deutsche Post AG	41,147	1,502,923
Expeditors International of Washington Incorporated	41,300	2,204,594
FedEx Corporation	19,900	3,857,416
Freightways Limited	24,818	133,987
Hub Group Incorporated Class A †	17,501	627,411
Hyundai Glovis Company Limited	1,915	272,814
Kerry Logistics Network Limited	48,026	70,629
Kintetsu World Express Incorporated	3,900	59,970
Mainfreight Limited	6,436	103,282
Mitsui-Soko Company Limited	13,000	36,858
Oesterreichische Post AG	3,271	142,018
Panalpina Welttransport Holdings AG	100	13,722
PostNL	17,121	83,682
Royal Mail plc	39,039	222,023
Singapore Post Limited	171,700	156,976
XPO Logistics Incorporated †	42,133	2,216,196
Yamato Holdings Company Limited	27,900	606,116
		12,649,404

Airlines : 0.49%
Air Canada †	12,026	158,465
Air China H Shares	352,000	334,720
Air France-KLM †	10,581	119,456
All Nippon Airways Company Limited	88,000	288,354
Allegiant Travel Company	6,700	917,900
American Airlines Group Incorporated	24,367	1,179,606
Asiana Airlines †	14,388	65,540
Cathay Pacific Airways Limited	110,000	160,923
China Airlines	395,993	121,251
Chorus Aviation Incorporated	63	345
Deutsche Lufthansa AG	7,985	155,135
easyJet plc	11,453	208,659
Eva Airways Corporation	284,856	139,213
International Consolidated Airlines	33,263	258,861
Japan Airlines Company Limited	9,005	263,849
JetBlue Airways Corporation †	172,199	3,860,702
Korean Air Lines Company Limited †	6,213	197,000
LANTAM Airlines Group SA	52,636	585,027
Qantas Airways Limited	67,597	251,642
Ryanair Holdings plc ADR †	4,772	509,363
Singapore Airlines Limited	39,681	287,072
Southwest Airlines Company	49,700	2,986,473
Spirit Airlines Incorporated †	35,968	1,909,901
Turk Hava Yollari Anonim Ortakligi †	86,103	176,702
United Continental Holdings Incorporated †	76,900	6,126,623
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	6,336	108,019
		21,370,801

Building Products : 0.69%
A.O. Smith Corporation	75,300	4,131,711
Aica Kogyo Company Limited	5,000	145,824
Allegion plc	25,274	1,987,295
Armstrong World Industries Incorporated †	25,400	1,057,910
Asahi Glass Company Limited	80,000	653,002
Assa Abloy AB Class B	43,502	977,011
Belimo Holding AG	28	111,011
Bunka Shutter Company Limited	7,900	62,201
Central Glass Company Limited	20,000	81,445
Compagnie de Saint-Gobain SA	21,893	1,224,141
Daikin Industries Limited	20,200	1,979,874
Dorma+Kaba Holding AG Class B	185	167,036
Geberit AG	1,555	727,930

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Building Products (continued)
GWA International Limited	29,057	$63,261
Johnson Controls International plc	219,045	9,147,319
KCC Corporation	560	203,823
Kingspan Group plc	6,903	239,226
Lennox International Incorporated	19,758	3,499,142
LIXIL Group Corporation	19,000	462,005
Nibe Industrier AB Class B	19,146	178,763
Nichias Corporation	9,000	106,944
Nichiha Corporation	2,900	105,133
Nippon Sheet Glass Company Limited †	8,200	62,861
Nitto Boseki Company Limited	18,000	88,740
Noritz Corporation	4,000	75,594
Okabe Company Limited	5,600	50,362
Owens Corning Incorporated	26,500	1,653,600
Rockwool International AS Class B	264	52,828
Sankyo Tateyama Incorporated	3,000	43,612
Sanwa Holdings Corporation	17,600	194,196
Sekisui Jushi Corporation	4,000	73,571
Taiwan Glass Industrial Corporation †	257,935	120,054
Takara Standard Company Limited	2,100	34,624
Takasago Thermal Engineering Company	6,400	102,747
TOTO Limited	11,100	422,953
Uponor Oyj	1,849	33,067
		30,320,816

Commercial Services & Supplies : 0.74%
Aeon Delight Company Limited	2,300	73,725
Aggreko plc	7,914	88,151
Babcock International Group plc	23,452	281,922
Berendsen plc	10,100	142,887
Bilfinger SE «	1,494	57,767
Brambles Limited	118,536	913,371
Cabcharge Australia Limited	17,779	34,084
China Everbright International Limited	324,000	413,703
Cintas Corporation	23,000	2,895,240
Clean Harbors Incorporated †	26,904	1,571,463
Cleanaway Waste Management Limited	107,124	105,070
Copart Incorporated †	105,080	3,277,445
Covanta Holding Corporation «	64,200	946,950
Dai Nippon Printing Company Limited	43,000	477,950
Daiseki Company Limited	700	15,005
De La Rue plc	7,573	66,155
Deluxe Corporation	24,334	1,658,605
Downer EDI Limited	45,425	216,020
Duskin Company Limited	2,200	55,084
Edenred «	9,815	258,883
G4S plc	68,059	284,995
HomeServe plc	8,025	75,998
Interserve plc	7,997	23,183
Intrum Justitia AB †	3,384	114,547
ISS AS	9,139	378,868
IWG plc	26,322	112,698
KEPCO Plant Service & Engineering Company Limited	2,180	103,198
Kokuyo Company Limited	8,600	114,227
Loomis AB Class B	2,790	105,130
LSC Communications Incorporated	14,775	314,264
Mitie Group plc «	27,060	84,444
Mitsubishi Pencil Company Limited	2,200	126,935
MSA Safety Incorporated	15,967	1,294,924
Okamura Corporation	10,200	91,823
Oyo Corporation	2,600	34,815
Park24 Company Limited	7,900	220,415
Pilot Corporation	1,600	62,266
Pitney Bowes Incorporated	92,400	1,373,988
Prosegur Compania de Seguridad SA	17,649	118,163
Relia Incorporated	5,500	60,686
Rentokil Initial plc	84,895	290,521

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
Republic Services Incorporated	53,800	$3,422,218
Ritchie Bros. Auctioneers Incorporated	4,129	128,255
Rollins Incorporated	26,200	1,128,434
RR Donnelley & Sons Company	32,032	381,821
S1 Corporation Incorporated	1,883	175,753
Sato Corporation	2,600	59,019
Secom Company Limited	14,500	1,060,235
Securitas AB Class B	14,040	223,732
Serco Group plc †	64,308	98,352
Societe BIC SA	1,283	156,737
Sohgo Security Services Company Limited	6,500	304,018
Spotless Group Holdings Limited	81,972	68,523
Stericycle Incorporated †	22,531	1,842,360
Taiwan Secom Company Limited	43,249	127,968
Tetra Tech Incorporated	28,100	1,291,195
Tomra Systems ASA	5,134	60,762
Toppan Forms Company Limited	4,300	45,000
Toppan Printing Company Limited	41,000	451,648
Transcontinental Incorporated Class A	2,224	38,986
Waste Connections Incorporated	4,420	420,563
Waste Connections Incorporated—Toronto Exchange	3,786	360,200
Waste Management Incorporated	19,853	1,447,482
		32,228,829

Construction & Engineering : 0.66%
Abengoa SA Class B †	1,367	23
Actividades de Construccion y Servicios SA	11,180	446,662
AECOM Technology Corporation †	78,600	2,523,846
Aecon Group Incorporated	5,690	62,087
Arcadis NV	4,784	84,562
Balfour Beatty plc	40,391	146,654
Bouygues SA	8,316	356,202
Budimex SA	2,730	159,982
Cardno Limited †	35,191	31,640
Carillion plc «	31,614	82,851
Chicago Bridge & Iron Company NV «	50,000	946,000
China Communications Construction Company Limited H Shares	566,779	765,156
China Railway Group Limited H Shares	495,000	410,353
China State Construction International Holdings Limited	208,000	360,878
Chiyoda Corporation	6,000	33,752
Chudenko Corporation	3,000	76,036
CIMIC Group Limited	7,294	219,502
Comsys Holdings Corporation	8,400	177,936
CTCI Corporation	81,892	134,903
Daelim Industrial Company Limited	1,963	162,005
Daewoo Engineering & Construction Company Limited †	21,075	142,119
Dycom Industries Incorporated †«	16,200	1,363,878
Eiffage SA	1,903	173,050
EverChina International Holdings Company Limited †	635,000	20,046
Ferrovial SA (a)	419	9,444
Ferrovial SA—BATS Exchange	25,570	576,061
FLSmidth & Company AS	3,584	218,186
Fluor Corporation	32,400	1,453,464
Galliford Try plc	5,079	81,801
Gamuda Bhd	261,221	325,916
GS Engineering & Construction Corporation †	7,893	216,430
Hanison Construction Holding Limited	20,555	3,719
Hazama Ando Corporation	13,600	98,239
Hibiya Engineering Limited	2,100	33,088
Hochtief AG	891	163,898
Hyundai Development Company	6,440	295,656
Hyundai Engineering & Construction Company Limited	7,632	331,974
IJM Corporation Bhd	356,745	290,064
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	100,423	169,544
Jacobs Engineering Group Incorporated	28,100	1,473,002
JGC Corporation	18,000	272,235
Kajima Corporation	65,000	499,458
Kandenko Company Limited	8,000	81,625

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
KBR Incorporated	69,500	$947,285
KEPCO Engineering & Construction Company Incorporated	1,188	25,095
Kier Group plc	6,094	98,619
Kinden Corporation	10,400	159,451
Koninklijke Bam Groep NV	19,405	102,933
Kumagai Gumi Company Limited	28,000	86,971
Kumho Industrial Company Limited	6	58
Kyowa Exeo Corporation	7,200	119,621
Kyudenko Corporation	3,700	131,296
Larsen & Toubro Limited	23,359	637,449
Larsen & Toubro Limited GDR	5,289	143,582
Maeda Corporation	11,000	118,889
Maeda Road Construction Company Limited	5,000	101,264
Malaysian Resources Corporation Bhd †	33	10
Mirait Holdings Corporation	400	4,049
Monadelphous Group Limited	12,725	122,919
NCC AB Class B	3,584	100,204
Nippo Corporation	5,000	101,716
Nippon Densetsu Kogyo Company Limited	1,100	22,507
Nippon Koei Company Limited	2,000	54,357
Nishimatsu Construction Company Limited	25,000	137,472
Obayashi Corporation	46,300	511,704
Obrascon Huarte Lain SA	7,016	26,135
Okumura Corporation	7,000	47,151
Peab AB	8,725	103,499
Penta-Ocean Construction Company Limited	11,600	65,882
Quanta Services Incorporated †	77,700	2,382,282
Royal Boskalis Westminster NV	5,343	184,173
Samsung Engineering Company Limited †	8,587	96,638
Sanki Engineering Company Limited	4,200	44,598
Shimizu Corporation	51,000	513,914
Sho-Bond Holdings Company Limited	1,700	81,815
Sino Thai Engineering & Construction PCL	247,329	186,985
Skanska AB Class B	17,546	417,685
SNC-Lavalin Group Incorporated	7,000	268,579
Socam Development Limited †	63	16
Sumitomo Mitsui Construction Company Limited	73,600	82,405
Taikisha Limited	800	21,995
Taisei Corporation	77,000	657,716
Takamatsu Corporation	2,400	60,591
Toa Corporation †	2,000	36,244
Toda Corporation	18,000	113,445
Tokyu Construction Company Limited	8,780	76,741
Toshiba Plant Systems & Services Corporation	4,000	59,521
Totetsu Kogyo Company Limited	2,900	90,731
Toyo Engineering Corporation	18,000	41,770
United Engineers Limited	39,000	74,130
Valmont Industries Incorporated	11,677	1,709,513
Vinci SA	22,124	1,931,822
WSP Global Incorporated	3,450	128,438
YIT Oyj	7,289	61,656
		28,767,448

Electrical Equipment : 0.77%
ABB Limited	83,661	2,101,566
ABB Limited—India Exchange	9,825	222,266
Acuity Brands Incorporated	11,662	1,899,856
AMETEK Incorporated	61,368	3,744,675
Bharat Heavy Electricals limited	77,957	166,982
Cosel Company Limited	3,200	39,874
Daihen Corporation	12,000	91,558
Denyo Company Limited	2,100	34,150
Doosan Heavy Industries & Construction Company Limited	8,911	181,467
Eaton Corporation plc	22,101	1,710,175
Elswedy Cables Holding Company	6,453	31,281
Emerson Electric Company	31,804	1,880,252
FDG Electric Vehicles Limited †	975,000	43,166

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Electrical Equipment (continued)
Fuji Electric Holdings Company Limited	48,000	$257,011
Fujikura Limited	21,400	183,373
Furukawa Electric Company Limited	5,300	237,124
Futaba Corporation	3,100	53,575
Gamesa Corporación Tecnologica SA	13,260	300,742
GS Yuasa Corporation	30,000	134,628
Havells India Limited	28,035	211,783
Hubbell Incorporated	13,579	1,573,942
Hyundai Electric & Energy Systems Company Limited †	163	42,657
Johnson Electric Holdings Limited	36,250	130,718
Legrand SA	11,114	761,954
LS Corporation	2,003	131,494
LS Industrial Systems Company Limited	2,424	118,645
Mabuchi Motor Company Limited	4,400	247,910
Melrose Industries plc	72,066	222,152
Mitsubishi Electric Corporation	145,600	2,007,505
Nidec Corporation	18,800	1,863,025
Nitto Kogyo Corporation	3,200	51,922
Nordex AG †	539	7,714
Osram Licht AG	3,250	248,881
Prysmian SpA	12,129	337,494
Rockwell Automation Incorporated	34,500	5,475,840
Sanyo Denki Company Limited	4,000	37,165
Schneider Electric SE	25,573	1,969,551
Schneider Electric SE—London Exchange	1,066	82,633
Sensata Technologies Holding NV †	45,100	1,823,393
SGL Carbon SE †	2,675	31,387
Shihlin Electric	78,563	106,304
Sumitomo Electric Industries Limited	55,300	876,561
Teco Electric & Machinery Company Limited	247,318	238,857
Ushio Incorporated	9,200	118,126
Vestas Wind Systems AS	10,364	921,130
Voltronic Power Technology Corporation	9,088	148,350
Walsin Lihwa Corporation	399,472	165,345
Welling Holding Limited	800	172
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	67,000	353,806
		33,620,137

Industrial Conglomerates : 1.00%
Aboitiz Equity Ventures Incorporated	314,840	481,036
Aditya Birla Nuvo Limited	6,231	162,632
Alfa SAB de CV Class A	416,200	600,215
Alliance Global Group Incorporated	640,900	199,320
Antarchile SA	14,542	183,404
Beijing Enterprises Holdings Limited	58,500	277,390
Boustead Holdings Bhd	105,439	65,283
CITIC Pacific Limited	756,000	1,199,115
CJ Corporation	1,318	248,979
CK Hutchison Holdings Limited	185,296	2,415,907
DCC plc	4,127	392,161
Discount Investment Corporation	276	1,215
DMCI Holdings Incorporated	355,670	96,036
Doosan Corporation	1,615	169,491
Enka Insaat Ve Sanayi AS	162,938	247,555
Far Eastern New Century Corporation	545,799	442,751
Fosun International	180,000	279,960
General Electric Company	429,138	11,749,798
Grupo Carso SAB de CV	37,700	160,173
Guoco Group Limited	9,000	104,869
Hanwha Corporation (Korea)	3,540	151,294
HAP Seng Consolidated Bhd	131,226	281,461
Hopewell Holdings	42,000	157,651
Industries Qatar	12,075	339,580
Jardine Matheson Holdings Limited	18,785	1,200,174
Jardine Strategic Holdings Limited	13,894	583,131
JG Summit Holdings	400,292	640,548
Katakura Industries Company Limited	3,600	41,770

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Industrial Conglomerates (continued)
Keihan Electric Railway Company Limited	43,000	$284,208
Keppel Corporation Limited	123,510	573,967
Koc Holding AS	117,892	536,009
Koninklijke Philips NV «	38,801	1,371,250
LG Corporation	9,510	688,023
LT Group Incorporated	485,700	156,127
MMC Corporation Bhd	72,704	41,278
Mytilineos Holdings SA †	798	6,974
Nisshinbo Holdings Incorporated	10,600	100,209
NWS Holdings Limited	114,021	220,651
Quinenco SA	41,735	111,492
Rheinmetall AG	2,347	225,236
Roper Industries Incorporated	27,393	6,223,690
Samsung C&T Corporation	7,032	863,612
San Miguel Corporation	34,520	74,900
Seibu Holdings Incorporated	19,708	366,222
SembCorp Industries Limited	67,988	155,272
Shun Tak Holdings Limited	194,250	67,803
Siemens AG	32,108	4,582,503
Siemens India Limited	14,466	306,618
Sime Darby Bhd	351,396	765,189
SK Company Limited	2,555	624,145
SM Investments Corporation	59,592	921,865
Smiths Group plc	18,371	379,432
The Bidvest Group Limited	39,476	514,287
Tokai Holdings Corporation	1,800	13,246
Top Frontier Investment Holdings Incorporated †	5	31
Toshiba Corporation †	279,000	634,835
Turk Sise Ve Cam Fabrikalari AS	100,157	133,717
Yazicilar Holding AS Class A	6,089	38,834
		43,854,524

Machinery : 2.44%
Aalberts Industries NV	4,500	181,983
Actuant Corporation Class A	29,800	773,310
AG Growth International Incorporated	700	30,138
AGCO Corporation	34,000	2,177,020
Airtac International Group	11,220	123,842
Alfa Laval AB	13,425	270,310
Allison Transmission Holdings Incorporated	76,405	2,958,402
Alstom SA †	7,380	258,492
Amada Company Limited	25,600	298,185
Andritz AG	4,669	280,131
Asahi Diamond Industrial Company Limited	5,100	37,346
Ashok Leyland Limited	219,911	322,095
Atlas Copco AB Class A	28,351	1,049,046
Atlas Copco AB Class B	17,116	565,387
ATS Automation Tooling Systems Incorporated †	3,200	30,630
Bando Chemical Industries Limited	5,000	45,959
Bodycote plc	12,075	120,964
Bucher Industries AG	154	50,125
Cargotec Oyj Corporation Class B	2,411	143,545
Caterpillar Incorporated	28,893	3,046,189
China Conch Venture Holdings Limited	220,794	426,710
CKD Corporation	5,600	85,757
CNH Industrial NV	51,609	572,503
Colfax Corporation †	51,064	2,071,156
Cosco Corporation Singapore Limited †	125,400	23,564
CRRC Corporation Limited H Shares	557,000	521,793
CSBC Corporation Taiwan	68	31
Cummins Incorporated	7,700	1,214,290
Cummins India Limited	9,226	134,615
Daewoo Shipbuilding & Marine Engineering Company Limited †(i)(a)	1,697	33,952
Daifuku Company Limited	9,100	277,314
Deere & Company	14,500	1,775,670
DMG Mori Seiki AG	885	48,978
DMG Mori Seiki Company Limited	8,400	132,125

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
Donaldson Company Incorporated	66,500	$3,189,340
Doosan Infracore Company Limited †	12,996	92,514
Dover Corporation	36,200	2,988,310
Duerr AG	1,525	166,326
Ebara Corporation	7,000	198,149
Eicher Motors Limited	1,862	820,613
FANUC Corporation	13,100	2,575,052
Fortive Corporation	80,765	5,043,774
Fuji Machine Manufacturing Company Limited	3,100	47,977
Fujitec Company Limited	6,600	76,399
Furukawa Company Limited	40,000	70,429
GEA Group AG	8,284	340,361
Georg Fischer AG	192	181,087
Glory Limited	5,200	176,542
Graco Incorporated	28,800	3,164,256
Hanjin Heavy Industries & Construction Company Limited †	9,549	36,205
Hillenbrand Incorporated	31,986	1,141,900
Hino Motors Limited	21,600	262,321
Hitachi Construction Machinery Company Limited	7,900	183,251
Hitachi Zosen Corporation	15,400	72,724
Hiwin Technologies Corporation	39,737	266,860
Hong Leong Asia Limited	7,000	5,869
Hoshizaki Electric Company Limited	3,700	325,734
Hyundai Construction Equipment Corporation †	158	42,619
Hyundai Elevator Company	1,361	75,854
Hyundai Heavy Industries Company Limited	2,499	386,144
Hyundai Mipo Dockyard Company Limited †	1,766	160,101
Hyundai Rotem Company Limited †	6,159	120,473
IDEX Corporation	20,263	2,197,928
IHI Corporation †	108,000	405,670
Illinois Tool Works Incorporated	15,500	2,188,910
IMI plc	12,720	205,519
Ingersoll-Rand plc	60,500	5,420,800
Iseki & Company Limited	20,000	40,271
ITT Incorporated	44,248	1,681,866
JTEKT Corporation	18,600	279,294
Kawasaki Heavy Industries Limited	116,000	333,074
Kennametal Incorporated	40,100	1,542,647
King Slide Works Company Limited	11,318	167,819
Kion Group AG	2,863	211,816
Kitz Corporation	10,000	82,438
Komatsu Limited	65,930	1,567,735
Komori Corporation	5,200	68,692
Kone Oyj Class B	17,861	885,029
Konecranes Oyj	2,478	102,244
Krones AG	413	51,428
Kubota Corporation	80,165	1,268,163
Kurita Water Industries Limited	8,300	219,660
Kyokuto Kaihatsu Kogyo Company	100	1,622
Lincoln Electric Holdings Incorporated	31,700	2,833,346
Makino Milling Machine Company Limited	3,000	24,704
Makita Corporation	19,000	715,395
MAN SE	1,484	156,886
Max Company Limited	4,000	58,149
Meidensha Corporation	19,000	63,991
Metso Oyj	5,978	203,342
Minebea Company Limited	25,700	419,322
Mitsubishi Heavy Industries Limited	227,000	895,087
Mitsuboshi Belting Company Limited	7,000	73,571
Mitsui Engineering & Shipbuilding Company Limited	33,000	45,291
Miura Company Limited	8,300	161,878
Morgan Advanced Materials plc	14,483	55,721
Morita Holdings Corporation	4,600	69,031
Nabtesco Corporation	8,800	258,239
Nachi-Fujikoshi Corporation	21,000	105,995
NGK Insulators Limited	20,100	403,633
Nippon Sharyo Limited †	9,000	23,485
Nippon Thompson Company Limited	8,600	47,213
Nitta Corporation	2,200	65,851

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Machinery (continued)
NKT Holding AS †	747	$61,428
Nordson Corporation	27,542	3,191,567
Noritake Company Limited	1,100	33,720
Norma Group Se	1,977	105,291
NSK Limited	32,000	381,400
NTN Corporation	39,000	178,537
OILES Corporation	2,500	42,980
Okuma Corporation	11,000	98,628
OSG Corporation	7,100	144,436
Oshkosh Corporation	37,500	2,367,000
Outotec Oyj †	10,556	68,955
Paccar Incorporated	28,056	1,766,406
Pentair plc	44,590	2,952,750
Rotork plc	36,416	110,544
Ryobi Limited	13,000	52,470
Samsung Heavy Industries Company Limited †	18,666	205,066
Sandvik AB	48,459	759,385
Schindler Holding AG	941	195,671
Schindler Holding AG—Participation Certificate	1,629	349,330
SembCorp Marine Limited	97,200	118,370
Shima Seiki Manufacturing Limited	800	37,418
Shinmaywa Industries Limited	8,000	64,072
Singamas Container Holding †	118,000	16,506
SKF AB Class A	676	13,953
SKF AB Class B	17,504	358,079
SMC Corporation	4,600	1,454,140
Snap-on Incorporated	15,600	2,521,896
Spirax-Sarco Engineering plc	3,386	247,583
Star Micronics Company Limited	4,000	58,907
Sulzer AG	593	69,124
Sumitomo Heavy Industries Limited	46,000	299,883
Tadano Limited	9,500	116,488
Takuma Company Limited	1,200	11,269
Terex Corporation	49,100	1,609,498
The Japan Steel Works	5,500	79,756
The Middleby Corporation †	29,400	3,773,784
The Timken Company	34,900	1,610,635
The Toro Company	28,640	1,961,554
The Weir Group plc	10,185	238,311
THK Company Limited	9,300	259,896
Toshiba Machine Company Limited	12,000	52,876
Trelleborg AB Class B	10,640	250,226
Tsubakimoto Chain Company	6,000	51,359
Tsugami Corporation	6,000	42,962
Tsukishima Kikai Company Limited	3,300	35,875
Valmet Corporation	8,547	166,294
Vesuvius plc	9,229	68,909
Volvo AB Class A	12,800	209,421
Volvo AB Class B	71,181	1,163,773
WABCO Holdings Incorporated †	13,500	1,644,570
Wabtec Corporation	22,780	1,862,265
Wartsila Oyj «	7,105	421,817
WEG SA	99,122	581,998
Woodward Governor Company	28,600	1,948,232
Xylem Incorporated	41,939	2,186,699
Zardoya Otis SA—BATS Exchange	10,806	105,851
		106,675,309

Marine : 0.11%
A.P. Moller Maersk AS Class A	132	239,621
A.P. Moller Maersk AS Class B	301	573,229
DS Norden AS †	858	14,655
Evergreen Marine Corporation (Taiwan) Limited †	224,124	112,513
Hyundai Merchant Marine Company Limited †	1,690	13,736
Iino Kaiun Kaisha Limited	10,500	43,422
Kawasaki Kisen Kaisha Limited †«	69,000	178,808
Kirby Corporation †	28,018	1,856,193

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Marine (continued)
Kuehne & Nagel International AG	2,638	$425,708
MISC Bhd	171,323	300,216
Mitsui OSK Lines Limited	91,000	261,291
Nippon Yusen Kabushiki Kaisha †	128,000	232,307
Orient Overseas International Limited †	20,000	126,916
Pacific Basin Shipping Limited †	333,000	66,664
Pan Ocean Company Limited †	106	521
U-Ming Marine Transport Corporation	75,234	81,039
Wan Hai Lines Limited	139,290	78,724
Yang Ming Marine Transport †	88,778	38,222
		4,643,785

Professional Services : 0.63%
Adecco SA	7,184	535,527
ALS Limited	49,238	246,958
Bureau Veritas SA	9,925	227,500
Capita plc	24,891	186,813
Dksh Holding AG	1,494	125,252
Equifax Incorporated	32,100	4,391,280
Experian Group Limited plc	41,463	864,385
Hays plc	63,215	135,939
IHS Markit Limited †	73,249	3,358,467
Intertek Group plc	7,521	416,592
Manpower Incorporated	34,000	3,463,580
Meitec Corporation	2,000	84,966
Nihon M&A Center Incorporated	4,800	189,616
Nomura Company Limited	3,000	63,332
PageGroup plc	13,617	82,619
Randstad Holdings NV	6,222	359,958
Recruit Holdings Company Limited	31,394	1,663,953
RELX NV	42,439	880,536
RELX plc	46,162	989,110
Robert Half International Incorporated	65,700	3,054,393
SEEK Limited	25,681	322,300
SGS SA	230	547,365
Stantec Incorporated	4,670	107,999
TechnoPro Holdings Incorporated	2,600	105,526
Teleperformance SE	2,679	350,451
Temp Holdings Company Limited	12,100	238,941
The Advisory Board Company †	20,608	1,065,434
Verisk Analytics Incorporated †	41,324	3,342,698
WS Atkins plc	4,202	112,667
		27,514,157

Road & Rail : 0.92%
Aurizon Holdings Limited	10,849	44,337
Avis Budget Group Incorporated †	44,100	1,009,449
BTS Group Holdings PCL	1,060,200	266,139
Canadian National Railway Company	31,800	2,465,421
Canadian Pacific Railway Limited	6,400	1,012,554
Central Japan Railway Company	14,000	2,292,461
CJ Korea Express Corporation †	569	97,832
ComfortDelGro Corporation Limited	181,600	314,993
Container Corporation of India	10,833	194,799
CSX Corporation	45,500	2,464,735
DSV AS	8,888	541,083
East Japan Railway Company	26,400	2,530,348
Firstgroup plc †	26,713	51,559
Fukuyama Transporting Company Limited	18,000	115,070
Genesee & Wyoming Incorporated Class A †	31,825	2,084,538
Go-Ahead Group plc	2,099	49,519
Hankyu Hanshin Holdings Incorporated	17,200	618,889
Hitachi Transport System Limited	4,000	90,293
J.B. Hunt Transport Services Incorporated	23,414	1,999,087
Kansas City Southern	28,718	2,733,954
Keikyu Corporation	38,000	452,226

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Road & Rail (continued)
Keio Corporation	41,000	$340,587
Keisei Electric Railway Company Limited	13,000	331,485
Kintetsu Corporation	123,000	474,230
Landstar System Incorporated	21,694	1,812,534
Maruzen Showa Unyu Company Limited	11,000	44,497
MTR Corporation Limited	110,184	627,801
Nagoya Railroad Company Limited	62,000	289,427
Nankai Electric Railway Company Limited	43,000	227,521
National Express Group plc	19,567	93,458
Nikkon Holdings Company Limited	4,900	107,911
Nippon Express Company Limited	66,000	407,025
Nishi-Nippon Railroad Company Limited	29,000	124,641
Norfolk Southern Corporation	14,300	1,773,629
Odakyu Electric Railway Company Limited	22,300	447,007
Old Dominion Freight Line Incorporated	18,213	1,626,785
Sankyu Incorporated	22,000	137,264
SEINO Holdings Company Limited	12,800	160,535
Senko Company Limited	9,900	60,696
Sotetsu Holdings Incorporated	34,000	162,402
Stagecoach Group plc	32,565	88,742
TFI International Incorporated	4,111	83,994
Tobu Railway Company Limited	75,000	400,226
Tokyu Corporation	79,000	580,641
Transport International Holdings Limited	30,000	98,941
Union Pacific Corporation	66,300	7,312,890
West Japan Railway Company	13,500	937,138
		40,181,293

Trading Companies & Distributors : 0.81%
AerCap Holdings NV †	7,685	338,294
Air Lease Corporation	48,017	1,772,788
Ashtead Group plc	21,126	426,262
Beacon Roofing Supply Incorporated †	31,000	1,495,130
Brenntag AG	7,227	418,100
Bunzl plc	14,086	441,386
Daewoo International Corporation	5,268	113,632
Fastenal Company	77,324	3,338,077
Finning International Incorporated	7,400	140,785
GATX Corporation «	19,534	1,161,882
Grafton Group plc	12,269	122,749
Hanwa Company Limited	15,000	104,424
HD Supply Holdings Incorporated †	53,402	2,154,771
Howden Joinery Group plc	27,570	160,917
iMarketKorea Incorporated	3,908	46,599
Inaba Denki Sangyo Company Limited	2,700	99,345
Itochu Corporation	107,100	1,521,158
Iwatani International Corporation	17,000	110,980
Kanamoto Company Limited	2,700	74,113
Kanematsu Corporation	38,000	74,456
Kloeckner & Company	5,847	61,814
Kuroda Electric Company Limited	200	3,821
LG International Corporation	3,635	109,414
Marubeni Corporation	117,900	728,159
Misumi Group Incorporated	19,100	431,151
Mitsubishi Corporation	107,800	2,158,920
Mitsui & Company Limited	123,500	1,667,668
MonotaRO Company Limited	5,100	171,765
MRC Global Incorporated †	46,431	838,080
MSC Industrial Direct Company Class A	23,325	1,957,901
Nagase & Company Limited	8,900	126,971
Nichiden Corporation	1,400	45,445
Noble Group Limited †	60,647	15,560
NOW Incorporated †	54,036	892,134
Reece Australia Limited	4,895	147,271
Rexel SA	11,289	198,846
Russel Metals Incorporated	3,049	56,856
Seven Group Holdings Limited	892	7,490

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Trading Companies & Distributors (continued)
SIG plc	24,798	$49,268
SK Networks Company Limited	21,212	140,201
Sojitz Corporation	94,300	227,342
Spicers Limited †	39,736	827
STX Corporation Company Limited †(a)	77	164
Sumitomo Corporation	84,800	1,081,535
Tat Hong Holdings Limited †	5,520	1,476
Toromont Industries Limited	4,543	153,053
Toyota Tsusho Corporation	15,600	478,212
Travis Perkins plc	9,192	193,522
Trusco Nakayama Corporation	1,100	24,632
United Rentals Incorporated †	22,745	2,473,064
W.W. Grainger Incorporated «	14,380	2,477,386
Wakita & Company Limited	4,600	50,507
Watsco Incorporated	14,580	2,057,530
WESCO International Incorporated †	21,624	1,322,308
Wolseley plc	11,094	730,427
Yamazen Corporation	8,500	83,580
Yuasa Trading Company Limited	2,500	76,749
		35,356,897

Transportation Infrastructure : 0.26%
Abertis Infraestructuras SA	28,764	526,201
Adani Ports & Special Economic Zone Limited	120,788	634,642
Aena SA 144A	3,438	694,015
Aeroports de Paris	1,528	233,527
Airports of Thailand PCL	548,332	692,257
Ansaldo STS SpA	4,371	56,565
Atlantia SpA	22,000	612,405
Auckland International Airport Limited	70,546	349,373
BBA Aviation plc	29,853	123,970
Beijing Capital International Airport Company Limited H Shares	174,000	254,104
CCR SA	116,822	598,560
China Merchants Holdings International Company Limited	121,227	359,362
China Resources and Transportation Group Limited †	85,000	2,182
COSCO Pacific Limited	281,882	329,177
DP World Limited	30,119	692,737
Flughafen Zuerich AG	876	217,067
Fraport AG	1,071	86,828
Groupe Eurotunnel SE	25,728	303,033
Grupo Aeroportuario del Pacifico SAB de CV Class B	43,600	438,011
Grupo Aeroportuario del Sureste SAB de CV Class B	23,700	467,861
Hong Kong Aircraft Engineering Company Limited	6,800	46,642
Hopewell Highway Infrastructure Limited	114,650	64,148
Hutchison Port Holdings Trust	390,099	157,990
International Container Term Services Incorporated	115,740	232,526
Japan Airport Terminal Company Limited «	5,000	195,937
Kamigumi Company Limited	18,000	184,144
Macquarie Atlas Roads Limited	35,090	152,531
Malaysia Airports Holdings Bhd	69,777	141,836
Mitsubishi Logistics Corporation	12,000	152,451
Nissin Corporation	12,000	47,133
Port of Tauranga Limited	31,207	99,275
PT Jasa Marga Tbk	278,630	109,820
SIA Engineering Company	27,700	78,276
Singapore Airport Terminal Services Limited	47,395	176,064
Sumitomo Warehouse Company Limited	14,000	91,142
Sydney Airport Holdings Limited	81,795	452,187
TAV Havalimanlari Holding AS	27,058	132,609
Transurban Group	151,925	1,390,779
Westshore Terminals Investment Corporation	2,461	39,625
		11,616,992

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Information Technology : 18.15%
Communications Equipment : 0.91%
Arista Networks Incorporated †«	21,535	$3,173,828
Brocade Communications Systems Incorporated	206,036	2,602,235
Ciena Corporation †	72,880	1,711,222
Cisco Systems Incorporated	246,350	7,767,416
Comba Telecom Systems Holdings Limited	339	46
CommScope Holdings Incorporated †	45,234	1,673,206
D-Link Corporation	533	198
Denki Kogyo Company Limited	9,000	45,508
F5 Networks Incorporated †	17,638	2,259,957
Harris Corporation	28,977	3,250,060
Hitachi Kokusai Electric Incorporated	4,500	106,253
InterDigital Incorporated	17,700	1,433,700
Juniper Networks Incorporated	89,552	2,626,560
Lumentum Holdings Incorporated †	28,524	1,627,294
NetScout Systems Incorporated †	47,600	1,742,160
Nokia Oyj	234,076	1,484,348
Nokia Oyj—BATS Exchange	9,485	60,051
Palo Alto Networks Incorporated †	24,438	2,898,102
Plantronics Incorporated	16,800	889,056
Spirent plc	50,029	78,641
Telefonaktiebolaget LM Ericsson Class B	133,490	973,752
Viasat Incorporated †	27,400	1,787,850
Viavi Solutions Incorporated †	114,157	1,281,983
VTech Holdings Limited	12,200	185,836
Zinwell Corporation	297	301
		39,659,563

Electronic Equipment, Instruments & Components : 1.59%
AAC Technologies Holdings Incorporated (a)	90,000	953,988
Ai Holdings Corporation	3,400	90,503
Alps Electric Company Limited	13,800	387,521
Amano Corporation	2,600	58,479
Anixter International Incorporated †	14,548	1,098,374
Anritsu Corporation	9,400	81,311
Arrow Electronics Incorporated †	20,914	1,580,889
AU Optronics Corporation	1,095,215	427,833
Avnet Incorporated	29,838	1,094,458
Azbil Corporation	5,100	185,810
Canon Electronics Incorporated	2,500	48,172
CDW Corporation of Delaware	37,454	2,253,982
Celestica Incorporated †	1,075	14,778
Cheng Uei Precision Industry Company Limited	47,840	67,913
Chroma ATE Incorporated	56,341	176,633
Chunghwa Picture Tubes Limited †	50	2
Citizen Holdings Company Limited	24,300	158,636
Corning Incorporated	45,400	1,321,140
Daiwabo Company Limited	19,000	69,481
Delta Electronics Incorporated	238,542	1,316,466
Delta Electronics Thailand PCL	59,100	156,166
Electrocomponents plc	12,924	97,664
Enplas Corporation	1,300	38,442
FIH Mobile Limited	349,000	109,727
Flextronics International Limited †	40,300	695,578
FLIR Systems Incorporated	68,600	2,599,254
Halma plc	17,677	261,012
Hamamatsu Photonics	10,100	321,467
Hexagon AB Class B	11,173	489,399
Hirose Electric Company Limited	2,400	320,289
Hitachi High Technologies Corporation	5,000	198,646
Hitachi Limited	332,000	2,004,591
Hon Hai Precision Industry Company Limited	1,759,382	6,024,680
Horiba Limited	2,800	171,413
Hosiden Corporation	4,300	48,843
Ibiden Company Limited	9,600	172,063
Ingenico SA «	2,315	225,052

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Innolux Display Corporation	1,307,179	$591,031
IPG Photonics Corporation †	19,300	2,683,472
Jabil Circuit Incorporated	91,700	2,743,664
Japan Aviation Electronics Industry Limited	5,000	67,133
Japan Display Incorporated †«	28,300	50,595
Keyence Corporation	6,000	2,725,598
Keysight Technologies Incorporated †	89,394	3,454,184
Kingboard Chemicals Holdings Limited	140	517
KOA Corporation	2,400	42,257
Kyocera Corporation	24,200	1,394,313
Laird Group plc	20,137	36,129
Largan Precision Company Limited	12,139	1,916,960
LG Display Company Limited	16,048	467,278
LG Innotek Company Limited	1,346	161,097
Littelfuse Incorporated	11,751	1,903,074
Murata Manufacturing Company Limited	14,400	1,995,847
National Instruments Corporation	55,100	2,102,065
Nichicon Corporation	6,100	59,761
Nippon Electric Glass Company Limited	32,000	223,061
Nippon Signal Company Limited	7,200	69,107
Nissha Printing Company Limited «	3,400	97,318
OC Oerlikon Corporation AG	12,017	152,609
Oki Electric Industry Company Limited	6,400	94,252
Omron Corporation	14,504	606,352
Optex Company Limited	30	1,006
Pan-International Industrial Coporation	513	454
Renishaw plc	2,123	101,264
Ryosan Company Limited	2,100	75,752
Samsung Electro-Mechanics Company Limited	3,826	281,927
Samsung SDI Company Limited	3,979	588,178
Shimadzu Corporation	19,200	371,344
Silitech Technology Corporation	254	128
Simplo Technology Company Limited	44,608	146,078
Spectris plc	5,227	175,979
Synnex Corporation	15,100	1,680,026
Synnex Technology International Corporation	182,782	209,647
Taiyo Yuden Company Limited	8,700	123,567
TDK Corporation	8,800	531,576
Tech Data Corporation †	17,500	1,696,975
Topcon Corporation	7,800	142,478
Toyo Corporation	2,400	22,732
TPK Holding Company Limited †	38,638	118,821
Trimble Navigation Limited †	129,218	4,657,017
Tripod Technology Corporation	80,068	238,242
Truly International	166,000	56,451
Unimicron Technology Corporation	207,993	120,319
Universal Display Corporation	22,900	2,596,860
Venture Corporation Limited	19,329	180,627
Verifone Holdings Incorporated †	56,100	1,026,069
Vishay Intertechnology Incorporated	66,154	1,081,618
WPG Holdings Company Limited	234,508	313,415
Yageo Corporation	66,256	224,679
Yaskawa Electric Corporation	18,100	360,366
Yokogawa Electric Corporation	18,000	312,217
Zebra Technologies Corporation Class A †	27,200	2,838,048
Zhen Ding Technology Holding	60,328	148,418
		69,380,607

Internet Software & Services : 3.47%
58.com Incorporated ADR †«	10,667	458,681
Akamai Technologies Incorporated †	46,648	2,199,453
Alibaba Group Holding Limited ADR †	129,120	15,812,035
Alphabet Incorporated Class A †	23,977	23,667,457
Alphabet Incorporated Class C †	23,846	23,008,052
Auto Trader Group plc 144A	46,779	250,794
Baidu.com Incorporated ADR †	31,962	5,948,128
Carsales.com Limited	23,071	187,886
Cimpress NV †«	1,840	162,546

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Internet Software & Services (continued)
COOKPAD Incorporated	4,300	$34,128
CoStar Group Incorporated †	8,600	2,249,502
Criteo SA ADR †«	2,535	132,910
Dena Company Limited	8,000	176,903
Dip Corporation	2,900	65,620
eBay Incorporated †	50,000	1,715,000
Facebook Incorporated Class A †	192,247	29,117,731
GMO Internet Incorporated	6,300	83,336
Gourmet Navigator Incorporated	2,900	51,820
Gree Incorporated	10,200	84,455
GrubHub Incorporated †«	44,177	1,920,374
HC International Incorporated	44,000	34,951
IAC/InterActive Corp †	37,800	4,019,652
Internet Initiative Japan Incorporated	3,200	62,498
J2 Global Incorporated	25,054	2,120,069
Just Eat plc †	20,717	179,242
Kakaku.com Incorporated	10,300	146,665
Kakao Corporation	2,836	250,265
Mixi Incorporated	3,100	194,537
Moneysupermarket.com Group plc	23,579	105,936
Naver Corporation	1,991	1,502,675
NetEase Incorporated ADR	8,768	2,496,951
Pandora Media Incorporated †«	119,837	1,066,549
PChome Online Incorporated	16,917	132,450
Rightmove plc	4,487	250,676
SINA Corporation	7,284	713,613
Tencent Holdings Limited	637,800	21,902,366
Twitter Incorporated †	161,775	2,963,718
United Internet AG	5,850	321,811
VeriSign Incorporated †«	24,200	2,181,872
Weibo Corporation ADR †«	6,496	477,651
Yahoo! Incorporated †	43,300	2,178,856
Yahoo! Japan Corporation	87,300	392,554
Yelp Incorporated †	30,656	855,916
		151,878,284

IT Services : 3.12%
Accenture plc Class A	31,000	3,858,570
Alliance Data Systems Corporation	14,928	3,599,589
Amadeus IT Holding SA Class A	18,315	1,066,769
Amdocs Limited	34,252	2,218,845
Atos Origin SA	4,312	618,564
Automatic Data Processing Incorporated	22,200	2,272,614
Booz Allen Hamilton Holding Corporation	75,454	2,975,906
Broadridge Financial Solutions Incorporated	27,613	2,095,551
Capgemini SA	6,674	690,945
CGI Group Incorporated Class A †	11,800	584,999
Cielo SA	136,244	960,372
Cognizant Technology Solutions Corporation Class A	49,174	3,290,232
Computershare Limited	37,367	400,102
Conduent Incorporated †	2,328	38,202
Convergys Corporation	46,477	1,129,856
Corelogic Incorporated †	42,816	1,853,933
DH Corporation	5,253	98,850
Digital Garage Incorporated	3,400	60,632
DST Systems Incorporated	16,300	1,969,366
DXC Technology Company	41,995	3,255,452
EPAM Systems Incorporated †	23,316	1,955,746
Euronet Worldwide Incorporated †	27,080	2,362,188
Fidelity National Information Services Incorporated	77,000	6,611,990
Fiserv Incorporated †	57,728	7,232,164
FleetCor Technologies Incorporated †	24,797	3,577,959
Fujitsu Limited	137,000	999,265
Gartner Incorporated †	24,202	2,894,559
Genpact Limited	70,000	1,912,400
Global Payments Incorporated	40,750	3,733,108
HCL Technologies Limited	66,649	892,768

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
IT Services (continued)
Indra Sistemas SA †	3,969	$55,063
Infosys Limited ADR «	7,328	110,653
Infosys Technologies Limited	228,466	3,459,744
International Business Machines Corporation	42,246	6,448,007
Itochu Techno-Science Corporation	3,500	119,300
Jack Henry & Associates Incorporated	20,900	2,219,789
Leidos Holdings Incorporated	71,876	3,993,431
MasterCard Incorporated Class A	76,800	9,437,184
Maximus Incorporated	33,570	2,084,026
Net One Systems Company Limited	7,800	74,514
NeuStar Incorporated Class A †	28,900	958,035
Nihon Unisys Limited	6,200	104,854
Nomura Research Institute Limited	9,700	369,169
NS Solutions Corporation	3,400	81,539
NTT Data Corporation	9,000	485,147
OBIC Company Limited	5,000	290,293
Otsuka Corporation	4,100	252,108
Paychex Incorporated	74,800	4,430,404
PayPal Holdings Incorporated †	91,170	4,759,986
Paysafe Group plc †	21,236	136,944
Sabre Corporation «	55,246	1,239,168
Science Applications International Corporation	22,322	1,696,249
SCSK Corporation	3,800	167,955
Tata Consultancy Services Limited	55,836	2,203,843
Tech Mahindra Limited	65,212	394,183
The Western Union Company	112,248	2,134,957
Tieto Oyj	5,542	180,916
TIS Incorporated	6,506	188,571
TKC Corporation	1,500	42,799
Total System Services Incorporated	44,500	2,649,975
Transcosmos Incorporated	2,900	62,478
Vantiv Incorporated Class A †	43,408	2,722,550
Visa Incorporated Class A	151,794	14,455,343
WEX Incorporated †	19,991	2,042,281
Wipro Limited	69,497	576,808
Wipro Limited ADR «	8,642	93,161
Wirecard AG «	5,038	335,774
Worldpay Group plc 144A	52,714	210,958
		136,479,655

Semiconductors & Semiconductor Equipment : 3.27%
Advanced Micro Devices Incorporated †«	387,986	4,341,563
Advanced Semiconductor Engineering Incorporated	714,981	915,149
Advantest Corporation	13,200	235,872
Aixtron AG †	5,289	34,793
Ams AG	3,425	224,019
Analog Devices Incorporated	85,240	7,310,182
Applied Materials Incorporated	53,359	2,448,111
ASM International NV	3,231	200,387
ASM Pacific Technology	16,800	241,030
ASML Holding NV	18,911	2,496,130
Broadcom Limited	32,679	7,825,967
Cavium Incorporated †	34,440	2,513,087
Chipbond Technology Corporation	103,197	156,104
Cirrus Logic Incorporated †	33,400	2,202,730
Cree Incorporated †	48,463	1,155,600
Cypress Semiconductor Corporation	162,786	2,277,376
Dialog Semiconductor plc †	3,642	173,857
Disco Corporation	2,300	396,659
EO Technics Company Limited	909	72,096
Epistar Corporation †	141,952	151,254
Everlight Electronics Company Limited	55,400	89,144
Faraday Technology Corporation	210	256
First Solar Incorporated †«	38,500	1,482,635
Gintech Energy Corporation †	5	3
Global PVQ SE †	2,373	21
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1
Himax Technologies Incorporated ADR «	19,262	132,137

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Hyundai Robotics Company Limited †	531	$193,505
Infineon Technologies AG	49,467	1,094,148
Integrated Device Technology Incorporated †	69,000	1,765,020
Intel Corporation	232,502	8,395,647
King Yuan Electronics Company Limited	227,075	221,949
Kinsus Interconnect Technology Corporation	35,674	92,627
KLA-Tencor Corporation	41,970	4,364,880
Lam Research Corporation	43,800	6,796,446
Marvell Technology Group Limited	104,300	1,798,132
Maxim Integrated Products Incorporated	65,900	3,150,020
MediaTek Incorporated	193,328	1,478,289
Microchip Technology Incorporated	50,464	4,203,651
Micron Technology Incorporated †	279,000	8,584,830
Microsemi Corporation †	59,300	2,912,223
Nanya Technology Corporation	132,980	225,030
Novatek Microelectronics Corporation Limited	76,662	304,568
NVIDIA Corporation	27,500	3,969,625
NXP Semiconductors NV †	14,405	1,583,110
Phison Electronics Corporation	22,637	245,343
Powertech Technology Incorporated	121,116	372,058
PV Crystalox Solar plc †	2,100	504
Qorvo Incorporated †	63,633	4,960,192
QUALCOMM Incorporated	120,297	6,889,409
Radiant Opto-Electronics Corporation	76,389	163,805
Realtek Semiconductor Corporation	66,206	221,208
Renesas Electronics Corporation †«	22,100	178,596
Rohm Company Limited	6,500	521,761
Sanken Electric Company Limited	8,000	32,939
SCREEN Holdings Company Limited	3,600	261,995
Seoul Semiconductor Company Limited	6,457	109,866
Shindengen Electric Manufacturing Company Limited	6,000	29,743
Shinko Electric Industries	8,500	67,693
Silicon Laboratories Incorporated †	21,665	1,620,542
Silicon Motion Technology Corporation ADR	4,512	235,752
Siliconware Precision Industries Company	217,280	366,961
Sino-American Silicon Products Incorporated	81,226	127,730
SK Hynix Incorporated	39,251	1,998,309
Skyworks Solutions Incorporated	49,600	5,278,928
Solarworld AG †	17	17
STMicroelectronics NV	31,086	512,283
Sumco Corporation	12,500	206,659
Synaptics Incorporated †	17,900	994,524
Taiwan Semiconductor Manufacturing Company Limited	2,204,863	14,880,388
Teradyne Incorporated	100,835	3,584,684
Texas Instruments Incorporated	49,167	4,055,786
Tokyo Electron Limited	11,200	1,586,709
Tokyo Seimitsu Company Limited	3,000	103,070
Tower Semiconductor Limited †	310	8,042
ULVAC Incorporated	3,400	188,497
United Microelectronics Corporation	1,517,885	628,268
Vanguard International Semiconductor Corporation	127,165	239,711
VIA Technologies Incorporated †	323	110
Windbond Electronics Corporation	419,445	244,034
Xilinx Incorporated	58,000	3,869,180
Xinyi Solar Holdings Limited	49	15
		142,995,174

Software : 3.14%
ACI Worldwide Incorporated †	60,300	1,378,458
Adobe Systems Incorporated †	40,300	5,716,958
Ansys Incorporated †	23,045	2,911,275
Aspen Technology Incorporated †	39,524	2,417,288
Asseco Poland SA	11,392	148,217
Autodesk Incorporated †	52,498	5,867,701
AVEVA Group plc	3,299	82,292
Blackbaud Incorporated	24,700	2,043,431
CA Incorporated	72,000	2,287,440

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Software (continued)
Capcom Company Limited	3,800	$89,725
CDK Global Incorporated	74,535	4,580,921
Check Point Software Technologies Limited †	6,136	687,539
Citrix Systems Incorporated	41,800	3,450,172
Colopl Incorporated	3,900	42,469
Com2us Corporation	1,019	107,397
CommVault Systems Incorporated †	21,400	1,201,075
Constellation Software Incorporated	922	476,811
Dassault Systemes SA	6,340	585,004
Ellie Mae Incorporated †	17,537	1,921,354
Fair Isaac Corporation	16,100	2,135,826
Fidessa Group plc	1,541	49,320
FireEye Incorporated †	77,151	1,156,493
Fortinet Incorporated †	40,200	1,581,468
Fuji Soft Incorporated	2,300	67,910
Gemalto NV	4,442	263,567
Guidewire Software Incorporated †	38,130	2,532,595
GungHo Online Entertainment Incorporated	28,900	72,283
IGG Incorporated	129,000	175,806
Intuit Incorporated	19,542	2,748,387
Koei Techmo Holdings Company Limited	4,800	99,944
Konami Holdings Corporation	7,000	343,837
Manhattan Associates Incorporated †	36,420	1,705,913
Micro Focus International plc	8,977	276,900
Microsoft Corporation	380,073	26,544,298
NCsoft Corporation	1,526	515,891
Nexon Company Limited	12,600	237,893
NHN Entertainment Corporation †	910	57,546
Nice Systems Limited	2,803	218,106
Nintendo Company Limited	8,200	2,491,467
Nippon System Development Company Limited	3,500	62,131
Nuance Communications Incorporated †	134,800	2,495,148
Open Text Corporation	12,200	398,192
Oracle Corporation (Japan)	2,300	135,404
Oracle Financials Services	2,744	149,914
Playtech plc	11,930	152,098
Proofpoint Incorporated †	22,343	1,921,498
PTC Incorporated †	59,482	3,424,974
Red Hat Incorporated †	47,711	4,273,474
Salesforce.com Incorporated †	53,168	4,765,980
SAP SE	41,250	4,422,514
ServiceNow Incorporated †	44,065	4,611,402
Software AG	2,402	115,149
Splunk Incorporated †	36,072	2,209,049
Square Enix Company Limited	6,500	206,005
SS&C Technologies Holdings Incorporated	87,600	3,292,008
Symantec Corporation	145,000	4,394,950
Tableau Software Incorporated Class A †	29,703	1,841,883
Take-Two Interactive Software Incorporated †	45,540	3,494,740
Temenos Group AG	2,119	197,121
The Descartes Systems Group Incorporated †	4,720	118,031
The Sage Group plc	45,340	420,904
Trend Micro Incorporated	8,000	401,625
Tyler Technologies Incorporated †	17,224	2,943,237
Ubisoft Entertainment SA †	2,471	137,485
Ultimate Software Group Incorporated †	15,285	3,374,011
V1 Group Limited †	900	32
Verint Systems Incorporated †	32,280	1,326,708
VMware Incorporated Class A †«	36,211	3,517,899
Workday Incorporated Class A †	32,535	3,252,849
Xero Limited †	9,252	163,876
		137,491,268

Technology Hardware, Storage & Peripherals : 2.65%
Acer Incorporated	452,276	248,098
Advantech Company Limited	58,480	474,388
Apple Incorporated	428,243	65,418,401
Asustek Computer Incorporated	80,255	760,420

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Blackberry Limited †	21,249	$224,626
Brother Industries Limited	18,200	403,933
Canon Incorporated	74,200	2,532,515
Catcher Technology Company Limited	86,213	911,458
Chicony Electronics Company Limited	77,978	202,470
Clevo Company	83,874	77,240
Compal Electronic Incorporated	558,470	373,192
Diebold Incorporated «	37,936	1,003,407
Diebold Incorporated—Frankfurt Exchange	747	19,813
Eizo Corporation	1,400	55,558
Electronics For Imaging Incorporated †	23,800	1,128,596
Foxconn Technology Company Limited	124,589	352,903
FUJIFILM Holdings Corporation	30,800	1,122,983
Gigabyte Technology Company Limited	66,579	85,883
Hewlett Packard Enterprise Company	80,353	1,511,440
HP Incorporated	82,957	1,556,273
HTC Corporation †	110,315	266,628
Inventec Company Limited	368,288	273,654
Jess Link Products Company Limited	95	99
Konica Minolta Holdings Incorporated	34,100	268,181
Lenovo Group Limited	964,000	630,910
Lite-On Technology Corporation	261,753	439,460
Logitech International SA	7,612	278,215
Micro-Star International Company Limited	123,981	288,529
NCR Corporation †	62,700	2,415,831
NEC Corporation	166,149	430,562
Neopost SA	2,113	94,115
NetApp Incorporated	73,026	2,956,823
Pegatron Corporation	251,887	777,124
Qisda Corporation	114,110	80,236
Quanta Computer Incorporated	343,558	785,824
Ricoh Company Limited	51,865	437,399
Riso Kagaku Corporation	2,700	54,902
Ritek Corporation †	71	13
Samsung Electronics Company Limited	7,491	14,953,899
Samsung SDS Company Limited	2,854	415,507
Seagate Technology plc	68,807	2,997,921
Seiko Epson Corporation	20,200	423,698
Stratasys Limited †«	2,667	71,742
Toshiba TEC Corporation	12,000	66,528
Transcend Information Incorporated	45,360	155,327
Wacom Company Limited	14,300	45,192
Western Digital Corporation	67,100	6,043,026
Wistron Corporation	376,724	348,181
Xerox Corporation	197,784	1,398,333
		115,861,456

Materials : 5.31%
Chemicals : 2.45%
Adeka Corporation	7,600	110,552
Agrium Incorporated	6,500	600,607
Air Liquide SA	16,320	1,989,137
Air Water Incorporated	14,200	255,408
Akzo Nobel NV	11,982	1,002,903
Albemarle Corporation	26,200	2,976,320
Alexandria Mineral Oils Company	9,480	4,976
Arkema SA	3,354	350,473
Asahi Kasei Corporation	93,000	893,892
Ashland Global Holdings Incorporated	14,493	964,364
Asian Paints Limited	40,204	717,341
Axalta Coating Systems Limited †	57,196	1,790,235
BASF SE	38,550	3,630,701
Batu Kawan Bhd	23,635	103,817
Cabot Corporation	31,107	1,624,719
Castrol India Limited	18,024	118,489
Celanese Corporation Series A	32,800	2,838,840

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
CF Industries Holdings Incorporated	54,200	$1,457,980
China Steel Chemical Corporation	23,303	94,517
Christian Hansen Holding AS	5,827	408,065
Chugoku Marine Paints Limited	7,900	57,493
Ciech SA	429	7,790
Clariant AG	10,660	223,095
Corbion NV	2,802	85,017
Covestro AG 144A	3,198	239,187
Croda International plc	5,292	270,216
Daicel Chemical Industries Limited	23,700	280,548
Dainichiseika Color & Chemicals Manufacturing Company Limited	10,000	73,679
Denka Company Limited	35,000	176,027
DIC Incorporated	6,500	223,318
Dow Chemical Company	55,044	3,410,526
DuluxGroup Limited	18,302	95,739
E.I. du Pont de Nemours & Company	42,499	3,354,021
Eastman Chemical Company	34,100	2,731,751
Ecolab Incorporated	21,138	2,807,972
Elementis plc	28,645	110,834
EMS-Chemie Holdings AG	328	230,452
Essentra plc	15,174	112,418
Eternal Chemical Company Limited	104,291	112,512
Evonik Industries AG	7,038	242,363
FMC Corporation	31,300	2,359,081
Formosa Chemicals & Fibre Corporation	437,532	1,328,059
Formosa Plastics Corporation	591,644	1,764,369
Frutarom Industries Limited	1,200	78,021
FUCHS PRETROLUB SE	2,070	98,594
Fufeng Group Limited	200	108
Fujimori Kogyo Company Limited	2,000	60,135
GCP Applied Technologies Incorporated †	36,377	1,094,948
Givaudan SA	333	683,156
Grupa Azoty SA	5,097	86,812
Hanwha Chem Corporation	7,108	189,191
Hexpol AB	11,866	123,556
Hitachi Chemical Company Limited	7,700	212,402
Huntsman Corporation	99,500	2,378,050
Hyosung Corporation	1,499	224,930
Incitec Pivot Limited	125,062	317,812
Indorama Ventures PCL	262,933	283,699
Ingevity Corporation †	21,561	1,273,608
International Flavors & Fragrances Incorporated	21,300	2,937,057
Ishihara Sangyo Kaisha Limited †	3,500	33,562
Israel Chemicals Limited	25,759	109,130
Johnson Matthey plc	9,053	362,994
JSR Corporation	15,000	251,648
K&S AG «	8,033	205,519
Kaneka Corporation	24,000	181,815
Kansai Paint Company Limited	19,000	410,880
Kemira Oyj	6,320	79,657
Kolon Industries Incorporated	2,457	154,715
Koninklijke DSM NV	8,634	642,656
Korea Petrochemical Industrial Company Limited	420	101,286
Kumho Petrochemical Company Limited	1,743	121,742
Kuraray Company Limited	24,700	444,042
Kureha Corporation	100	5,002
LANXESS AG	4,281	319,466
LG Chem Limited	3,140	846,981
Linde AG	7,796	1,488,360
Lintec Corporation	4,500	106,659
Lotte Chemical Corporation	1,370	441,126
Lotte Fine Chemical Company Limited	2,844	107,704
LyondellBasell Industries NV Class A	16,200	1,304,424
Methanex Corporation	4,200	173,242
Mexichem SAB de CV	121,038	319,051
Minerals Technologies Incorporated	17,984	1,293,949
Mitsubishi Chemical Holdings Corporation	104,900	794,209
Mitsubishi Gas Chemical Company Incorporated	14,900	307,283
Mitsui Chemicals Incorporated	71,000	352,596

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Monsanto Company	35,608	$4,181,091
Nan Ya Plastics Corporation	630,826	1,501,617
NewMarket Corporation	4,778	2,223,442
Nihon Nohyaku Company Limited	6,600	39,034
Nihon Parkerizing Company Limited	8,300	122,683
Nippon Kayaku Company Limited	14,000	194,420
Nippon Paint Company Limited	12,500	497,178
Nippon Shokubai Company Limited	2,600	158,700
Nippon Soda Company Limited	11,000	56,018
Nissan Chemical Industries Limited	10,700	375,345
Nitto Denko Corporation	10,800	867,023
NOF Corporation	14,000	181,779
Novozymes AS Class B	10,669	483,061
Nufarm Limited	13,351	98,113
OIC Company Limited	1,961	155,885
Okamoto Industries Incorporated	1,000	11,810
Olin Corporation	83,148	2,439,562
Orica Limited	27,983	409,202
Oriental Union Chemical Corporation	124,253	97,282
Osaka Soda Company Limited	13,000	58,926
Petkim Petrokimya Holding SA	81,285	127,415
Petronas Chemicals Group Bhd	282,157	483,227
Pidilite Industries Limited	24,532	292,829
Potash Corporation of Saskatchewan	39,300	649,060
PPG Industries Incorporated	20,700	2,201,652
PTT Global Chemical PCL	230,569	480,634
RPM International Incorporated	31,118	1,687,529
Sakai Chemical Industry Company Limited	9,000	33,562
Sasol Limited	62,102	1,856,668
Scotts Miracle-Gro Company Class A	22,292	1,930,710
Sensient Technologies Corporation	22,900	1,838,641
Shikoku Chemicals Corporation	3,000	36,108
Shin-Etsu Chemical Company Limited	27,500	2,466,185
Showa Denko KK	10,700	208,010
Sidi Kerir Petrochemcials Company	9,866	8,803
Sika AG	90	579,836
SK Chemicals Company Limited	2,882	184,565
SK Kaken Company Limited	1,000	94,266
SK Materials Company Limited	454	79,641
SKC Company Limited	2,916	82,432
Solvay SA	3,467	453,338
Sumitomo Bakelite Company Limited	13,000	90,384
Sumitomo Chemical Company Limited	112,000	584,524
Symrise AG	5,409	388,694
Synthomer plc	16,872	109,563
Synthos SA	100,388	132,230
T. Hasegawa Company Limited	3,000	60,325
Taekwang Industrial Company Limited	117	114,952
Taiwan Fertilizer Company Limited	97,871	130,477
Taiyo Holdings Company Limited	200	8,867
Taiyo Nippon Sanso Corporation	15,600	158,324
Takasago International Corporation	1,700	61,016
Teijin Limited	14,800	276,489
The Israel Corporation Limited †	132	24,632
The Mosaic Company	81,717	1,849,256
The Sherwin-Williams Company	6,500	2,156,505
The Valspar Corporation	19,400	2,192,006
Toagosei Company Limited	9,500	106,709
Tokai Carbon Company Limited	19,000	97,445
Tokuyama Corporation †	26,000	115,034
Tokyo Ohka Kogyo Company Limited	3,700	130,126
Toray Industries Incorporated	110,000	918,637
Tosoh Corporation	45,000	382,348
Toyo Ink SC Holding Company Limited	22,000	110,646
Toyobo Company Limited	64,000	112,686
UBE Industries Limited	80,000	189,977
Umicore SA	4,453	294,934
United Phosphorus Limited	49,576	661,807

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Victrex plc	2,075	$51,626
W.R. Grace & Company	18,435	1,321,605
Wacker Chemie AG	774	84,861
Westlake Chemical Corporation	9,800	602,308
Yara International ASA	8,236	306,171
Zeon Corporation	15,000	153,183
		107,137,209

Construction Materials : 0.51%
Adelaide Brighton Limited	33,183	136,351
Ambuja Cements Limited	105,406	394,129
Anhui Conch Cement Company Limited H Shares	151,500	502,567
Asia Cement Corporation	266,601	246,845
Associated Cement Companies Limited	6,249	158,554
Boral Limited	87,496	445,345
Brickworks Limited	7,295	77,785
Buzzi Unicem SpA	2,286	59,346
Cemex SAB de CV †	1,781,914	1,474,575
CRH plc	38,818	1,397,796
CSR Limited	56,156	174,000
Eagle Materials Incorporated	24,900	2,348,070
Fletcher Building Limited	45,864	245,659
Fletcher Building Limited—Australia Exchange	5,764	30,623
Grasim Industries Limited	18,584	332,695
Heidelbergcement AG	5,847	544,374
Imerys SA	2,034	176,439
James Hardie Industries NV	33,093	481,468
Lafarge Malayan Cement Bhd	36,931	47,372
LafargeHolcim Limited	4,923	294,983
LafargeHolcim Limited—BATS Exchange	15,201	912,641
Martin Marietta Materials Incorporated	16,917	3,791,100
PT Indocement Tunggal Prakarsa Tbk	156,500	217,361
PT Semen Gresik Persero Tbk	438,000	310,743
RHI AG	1,521	55,325
Shree Cement Limited	1,110	309,755
Siam City Cement PCL	8,551	75,066
Suez Cement Company	3,003	3,673
Sumitomo Osaka Cement Company	31,000	135,476
Taiheiyo Cement Corporation	86,000	276,442
Taiwan Cement Corporation	392,781	449,206
TCC International Holdings Limited	79,000	35,888
The Siam Cement PCL	41,092	632,185
Titan Cement Company SA	5,621	165,183
Ultra Tech Cement Limited	10,316	670,764
Ultratech Cement Limited GDR	852	55,398
Vicat SA	586	43,170
Vulcan Materials Company	35,500	4,425,075
Wienerberger AG	7,093	167,207
		22,300,634

Containers & Packaging : 0.62%
Amcor Limited	86,439	985,266
AptarGroup Incorporated	32,082	2,727,291
Avery Dennison Corporation	20,800	1,752,608
Bemis Company Incorporated	46,514	2,076,385
Berry Plastics Group Incorporated †	65,791	3,815,220
BillerudKorsnas AB	8,279	132,024
CCL Industries Incorporated Class B	1,224	289,208
DS Smith plc	44,276	249,411
FP Corporation	2,000	105,463
Fuji Seal International Incorporated	4,200	105,465
Huhtamaki Oyj	4,413	171,425
International Paper Company	20,300	1,073,464
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	403	51,156
Orora Limited	90,062	188,047

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Containers & Packaging (continued)
Owens-Illinois Incorporated †	81,200	$1,832,684
Packaging Corporation of America	25,100	2,564,216
Rengo Company Limited	18,100	101,491
RPC Group plc	15,422	170,489
Sealed Air Corporation	52,100	2,314,282
Smurfit Kappa Group plc	10,950	308,193
Sonoco Products Company	49,939	2,532,407
Toyo Seikan Kaisha Limited	13,100	209,363
WestRock Company	58,366	3,176,278
		26,931,836

Metals & Mining : 1.62%
Acerinox SA	5,534	74,755
Aeris Resources Limited †	5,067	154
Agnico-Eagle Mines Limited	10,566	510,682
Aichi Steel Corporation	1,200	45,941
Alacer Gold Corporation †	11,205	16,424
Alamos Gold Incorporated Class A	16,248	109,334
Alcoa Corporation	52,311	1,723,124
Allegheny Technologies Incorporated «	53,500	825,505
Alumina Limited	173,920	248,124
Anglo American Platinum Limited †	7,310	155,458
Anglo American plc †	61,649	819,338
Anglogold Ashanti Limited	52,216	591,237
Antofagasta plc	16,865	174,055
ArcelorMittal SA †	27,217	590,242
Asahi Holdings Incorporated	3,000	51,115
Aurubis AG	634	49,384
B2Gold Corporation †	36,617	91,892
Barrick Gold Corporation	51,300	848,386
Bekaert SA	2,104	109,278
BHP Billiton Limited	216,306	3,841,357
BHP Billiton plc	88,647	1,339,769
BlueScope Steel Limited	42,186	360,483
Boliden AB	11,997	328,381
Carpenter Technology Corporation	23,500	857,045
Centerra Gold Incorporated	9,076	51,533
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	60	4
China Steel Corporation	1,521,123	1,251,631
Chung Hung Steel Corporation †	635	190
Commercial Metals Company	57,105	1,033,601
Compass Minerals International Incorporated «	16,700	1,071,305
Daido Steel Company Limited	30,000	164,154
Delong Holdings Limited †	900	927
Detour Gold Corporation †	10,048	130,021
Dominion Diamond Corporation	6,750	86,995
Dongkuk Steel Mill Company Limited	4,482	50,040
Dowa Mining Company Limited	21,000	158,519
El Ezz Aldekhela Steel Alexandria †	109	2,716
Eldorado Gold Corporation	31,507	95,394
Eregli Demir Ve Celik Fabrikalari Tas	210,756	381,737
Ezz Steel †	15,612	16,388
Feng Hsin Iron & Steel Company	77,025	129,318
First Majestic Silver Corporation †	7,100	59,392
First Quantum Minerals Limited	30,322	255,667
Fortescue Metals Group Limited	126,983	457,621
Franco-Nevada Corporation	8,307	620,296
Freeport-McMoRan Incorporated †	301,100	3,459,639
Fresnillo plc	7,732	157,006
Glencore International plc	501,464	1,842,064
Goldcorp Incorporated	39,980	543,682
Grupo Mexico SAB de CV Class B	404,456	1,094,760
Hindalco Industries Limited	58,027	180,502
Hindalco Industries Limited GDR 144A	47,917	150,598
Hindustan Zinc Limited	28,650	106,727
Hitachi Metals Limited	14,800	197,111

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
Hudbay Minerals Incorporated	9,887	$50,575
Hyundai Steel Company	6,177	326,615
IAMGOLD Corporation †	23,249	103,608
Iluka Resources Limited	31,234	211,893
Independence Group NL	28,173	74,944
Industrias Penoles SAB de CV	10,113	219,312
JFE Holdings Incorporated	39,192	653,436
JSW Steel Limited	122,723	368,721
KGHM Polska Miedz SA	16,638	472,745
Kinross Gold Corporation †	54,807	236,942
Kobe Steel Limited †	27,500	251,535
Korea Zinc Company Limited	914	357,567
Koza Altin Isletmeleri AS †	9,073	47,064
Kurimoto Limited	1,500	26,560
Kyoei Steel Limited	2,200	33,372
Labrador Iron Ore Royalty Company	1,885	23,792
Lundin Mining Corporation	29,855	164,431
Maruichi Steel Tube Limited	5,900	172,871
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	42,900	6,976
Mineral Resources Limited	11,659	87,499
Mitsubishi Materials Corporation	9,900	279,345
Mitsubishi Steel Manufacturing Company Limited	18,000	39,982
Mitsui Mining & Smelting Company Limited	42,000	167,242
MMC Norilsk Nickel PJSC ADR	83,248	1,153,817
Mongolian Mining Corporation †	269,750	6,404
Neturen Company Limited	4,600	41,577
Nevsun Resources Limited	12,100	29,111
New Gold Incorporated †	29,986	86,572
Newcrest Mining Limited	56,973	894,937
Newmont Mining Corporation	123,064	4,202,636
Nippon Denko Company Limited	6,600	22,765
Nippon Light Metal Holdings Company Limited	19,600	45,837
Nippon Steel Corporation	61,200	1,302,192
Nisshin Steel Holdings Company Limited	1,564	17,229
Nittetsu Mining Company Limited	800	40,235
NMDC Limited	138,030	236,718
Norsk Hydro ASA	64,635	348,293
Northern Dynasty Minerals †	1,500	2,354
Northern Star Resources Limited	57,697	202,355
NovaGold Resources Incorporated †	8,420	33,098
Novolipet Steel GDR Register Shares	12,289	231,033
Nucor Corporation	74,310	4,317,411
OceanaGold Corporation	37,600	126,646
OSAKA Titanium Technologies Company	2,400	35,843
Osisko Gold Royalties Limited	2,615	27,605
Outokumpu Oyj	5,512	43,839
OZ Minerals Limited	23,482	127,547
Pacific Metals Company Limited †	18,000	46,321
Pan American Silver Corporation	6,745	117,639
Petropavlovsk plc †	6,022	615
Philex Mining Corporation	16	3
POSCO	5,894	1,484,555
Pretium Resources Incorporated †	8,226	73,744
PT Aneka Tambang Tbk †	186	11
Randgold Resources Limited	4,388	416,397
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	58,753	142,757
Reliance Steel & Aluminum Company	36,700	2,677,265
Rio Tinto Limited	28,899	1,348,745
Rio Tinto plc	50,206	2,006,944
Royal Gold Incorporated	33,585	2,700,906
Salzgitter AG	1,830	69,689
Sandfire Resources NL	16,276	73,894
Sanyo Special Steel Company Limited	13,000	68,199
Semafo Incorporated †	14,105	28,714
Silver Standard Resources Incorporated †	3,323	31,561
Sims Group Limited	6,681	66,174
Sociedad Minera Cerro Verde SA †	2,160	46,872

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
South32 Limited—Athens Exchange	346,730	$680,164
South32 Limited—London Exchange	50,429	97,950
Southern Copper Corporation	23,108	807,856
SSAB Svenskt Stal AB Class A †	13,566	55,363
SSAB Svenskt Stal AB Class B †	16,959	56,488
Steel Authority of India Limited †	70,539	62,481
Steel Dynamics Incorporated	121,900	4,143,381
Sumitomo Metal Mining Company Limited	37,000	449,679
Tahoe Resources Incorporated	18,600	164,679
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	32,570	254,775
Teck Resources Limited Class B	21,708	386,481
Thyssenkrupp AG	20,385	540,657
Toho Titanium Company Limited	5,100	34,998
Toho Zinc Company Limited	10,000	38,465
Tokyo Steel Manufacturing Company Limited	1,900	15,080
Ton Yi Industrial Corporation	162,019	78,373
Topy Industries Limited	2,400	63,299
Torex Gold Resources Incorporated †	4,900	81,905
Trilogy Metals Incorporated †	1,636	1,114
Turquoise Hill Resources Limited †	38,128	99,353
UACJ Corporation	29,000	75,413
United States Steel Corporation «	88,300	1,841,055
Vale SA	155,916	1,309,117
Vedanta Limited	145,575	538,461
Viohalco SA †	944	2,116
Voestalpine AG	6,519	295,158
Wheaton Precious Metals Corporation	20,641	421,728
Worthington Industries Incorporated	22,139	929,174
Yamana Gold Incorporated	51,646	133,813
Yamato Kogyo Company Limited	3,500	83,968
Yieh Phui Enterprise †	9,467	4,013
Yodogawa Steel Works Limited	3,000	81,670
Young Poong Corporation	159	149,116
		70,842,430

Paper & Forest Products : 0.11%
Canfor Corporation †	5,408	77,026
Daio Paper Corporation «	7,800	95,642
Domtar Corporation	31,000	1,127,780
Empresas CMPC SA	174,641	412,498
Hokuetsu Paper Mills Limited	10,400	79,913
Holmen AB Class B	1,802	81,004
Kapstone Paper & Packaging Corporation	44,700	944,511
Mitsubishi Paper Mills Limited †	4,300	28,693
Mondi plc	15,414	401,970
Nippon Paper Industries Company Limited	8,800	167,180
Oji Holdings Corporation	64,000	313,788
Stella-Jones Incorporated	2,000	66,181
Stora Enso Oyj	26,641	336,980
Tokushu Tokai Holdings Company Limited	1,600	57,788
UPM-Kymmene Oyj	24,893	701,885
West Fraser Timber Company Limited	3,050	132,783
		5,025,622

Real Estate : 5.90%
Equity REITs : 4.95%
Abacus Property Group	28,633	74,465
Acadia Realty Trust	42,500	1,153,875
Activia Properties Incorporated	46	212,244
Advance Residence Investment Corporation	102	270,588
Aeon REIT Investment Corporation	79	86,882
Alexandria Real Estate Equities Incorporated	19,600	2,286,928
Allied Properties REIT	1,900	53,799

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Equity REITs (continued)
American Campus Communities Incorporated	67,300	$3,194,058
American Homes 4 Rent Class A	111,064	2,495,608
American Tower Corporation	34,670	4,548,357
Apartment Investment & Management Company Class A	36,537	1,568,168
Apple Hospitality REIT Incorporated	78,066	1,461,396
Argosy Property Trust	100,599	73,413
Ascendas REIT	175,963	333,193
AvalonBay Communities Incorporated	11,000	2,103,640
Befimmo S.C.A. Sicafi	766	45,115
Big Yellow Group plc	9,209	93,558
Boardwalk REIT	1,255	44,548
Boston Properties Incorporated	12,289	1,490,901
Brandywine Realty Trust	87,394	1,523,277
Brixmor Property Group Incorporated	60,413	1,089,851
Bunnings Warehouse Property Trust	49,174	111,078
Camden Property Trust	20,300	1,691,193
Canadian Apartment Properties	3,640	90,215
Canadian REIT	2,606	94,451
CapitaLand Commercial Trust Limited	159,252	191,059
CapitaLand Mall Trust	200,976	289,049
Care Capital Properties Incorporated	41,595	1,093,533
Cathay No.1 REIT	266,314	128,380
CBL & Associates Properties Incorporated «	85,868	660,325
CDL Hospitality Trusts	79,900	93,837
Champion REIT	159,653	104,079
Charter Hall Group	30,450	128,741
Charter Hall Retail REIT	41,571	134,369
Cofinimmo SA	946	114,398
Colony NorthStar Incorporated Class A	278,994	3,942,185
Columbia Property Trust Incorporated	61,006	1,317,730
Comforia Residential REIT Incorporated	48	106,228
Cominar REIT	4,200	40,668
CoreCivic Incorporated	59,081	1,698,579
CoreSite Realty Corporation	17,522	1,844,716
Corporate Office Properties Trust	49,800	1,679,754
Cousins Properties Incorporated	179,987	1,540,689
Cromwell Group	31,882	22,624
CubeSmart REIT	90,615	2,261,750
CyrusOne Incorporated	38,614	2,172,424
Daiwa House Residential Investment Corporation	102	262,667
Daiwa Office Investment Corporation	27	137,499
DCT Industrial Trust Incorporated	46,341	2,442,634
DDR Corporation	70,014	600,720
Derwent Valley Holdings plc	5,382	191,807
Dexus Property Group	71,663	553,259
DiamondRock Hospitality	98,881	1,096,590
Douglas Emmett Incorporated	73,655	2,795,944
Duke Realty Corporation	83,178	2,384,713
DuPont Fabros Technology Incorporated	39,000	2,130,570
Education Realty Trust Incorporated	36,526	1,399,311
Emlak Konut Gayrimenkul Yati	310,038	268,039
EPR Properties	32,357	2,294,435
Equinix Incorporated	19,543	8,618,658
Equinix Incorporated—Frankfurt Exchange	770	339,578
Equity Commonwealth †	63,129	1,964,574
Equity Lifestyle Properties Incorporated	41,650	3,515,260
Equity Residential	18,200	1,184,638
Essex Property Trust Incorporated	17,609	4,524,104
Eurocommercial Properties NV	2,282	94,977
Extra Space Storage Incorporated	33,900	2,626,233
Federal Realty Investment Trust	19,401	2,381,279
Fibra Uno Administracion SAB de CV	319,461	569,842
First Industrial Realty Trust Incorporated	58,700	1,695,256
Fonciere des Regions	2,381	221,893
Fortune REIT	162,000	199,367
Four Corners Property Trust Incorporated	29,103	716,516
Frontier Real Estate Investment Corporation	34	148,740
Fukuoka REIT Corporation	66	104,647
Gaming and Leisure Properties Incorporated	98,273	3,607,602

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Equity REITs (continued)
Gecina SA	1,529	$235,054
GGP Incorporated	27,714	617,468
Global One Real Estate Investment Corporation	18	65,011
GLP J-REIT	210	236,831
Goodman Group	118,858	750,698
Goodman Property Trust	119,677	107,261
Granite Real Estate Investment Trust	1,016	38,486
Great Portland Estates plc	17,820	145,683
Growthpoint Properties Limited	283,915	543,151
H&R REIT	7,458	126,541
Hammerson plc	30,204	227,855
Hankyu REIT Incorporated	54	70,310
HCP Incorporated	109,104	3,419,319
Healthcare Realty Trust Incorporated	58,475	1,944,879
Healthcare Trust of America Incorporated Class A	72,741	2,232,421
Heiwa Real Estate REIT Incorporated	98	76,188
Hospitality Properties Trust	82,621	2,389,399
Host Hotels & Resorts Incorporated	172,300	3,099,677
Hulic REIT Incorporated	80	132,334
ICADE	2,059	166,002
Ichigo Real Estate Investment Corporation	125	75,621
Industrial & Infrastructure Fund Investment Corporation	26	117,381
Intu Properties plc	28,776	100,848
Investa Office Fund	45,830	160,735
Invincible Investment Corporation	292	137,365
Iron Mountain Incorporated	57,285	2,000,392
Japan Excellent Incorporated	94	111,442
Japan Hotel REIT Investment Corporation	277	200,841
Japan Logistics Fund Incorporated	65	139,801
Japan Prime Realty Investment Corporation	68	260,027
Japan Real Estate Investment Corporation	81	425,661
Japan Rental Housing Investment Incorporated	121	90,354
Japan Retail Fund Investment Corporation	178	346,035
Kenedix Realty Investment	28	155,991
Kenedix Residential Investment Corporation	28	72,661
Kenedix Retail REIT Corporation	40	87,621
Keppel REIT	138,263	110,419
Kilroy Realty Corporation	25,895	1,896,032
Kimco Realty Corporation	99,280	1,741,371
Kite Realty Group Trust	42,018	755,063
Kiwi Property Group Limited	138,553	141,357
KLCC Property Holdings Bhd	70,107	127,929
Klepierre	9,705	405,340
Lamar Advertising Company Class A	41,678	2,917,877
Land Securities Group plc	33,189	457,558
LaSalle Hotel Properties	56,552	1,608,904
LaSalle Logiport REIT	31	31,350
Lexington Corporate Properties Trust	108,758	1,045,164
Liberty Property Trust	73,932	3,037,866
Life Storage Incorporated	24,169	1,810,258
Link REIT	149,155	1,177,154
LondonMetric Property plc	39,556	85,878
Mack-Cali Realty Corporation	44,534	1,185,050
Mapletree Industrial Trust	119,200	157,222
Mapletree Logistics Trust	202,251	171,021
MCUBS MidCity Investment Corporation	22	69,923
Merlin Properties Socimi SA	18,214	231,001
Mid-America Apartment Communities Incorporated	30,306	3,089,394
Mirvac Group	276,536	468,495
Mori Hills REIT Corporation	67	85,482
Mori Trust Sogo REIT Incorporated	67	108,652
National Health Investors Incorporated	20,600	1,555,712
Nippon Accommodations Fund Incorporated	36	159,765
Nippon Building Fund Incorporated	92	490,113
Nippon Prologis REIT Incorporated	139	302,098
NIPPON REIT Investment Corporation	31	82,265
Nomura Real Estate Master Fund Incorporated	291	437,748
Omega Healthcare Investors Incorporated «	45,674	1,430,510

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Equity REITs (continued)
ORIX JREIT Incorporated	190	$300,912
Outfront Media Incorporated	69,519	1,588,509
Paramount Group Incorporated	91,889	1,416,928
Park Hotels & Resorts Incorporated	8,519	219,279
Parkway Incorporated	19,148	381,811
Parkway Life REIT	42,300	80,097
Pebblebrook Hotel Trust «	35,540	1,098,897
Physicians Realty Trust	71,316	1,450,567
Piedmont Office Realty Trust Incorporated Class A	72,700	1,540,513
Potlatch Corporation	20,422	934,307
Precinct Properties New Zealand Limited	95,773	81,765
Premier Investment Corporation	40	42,980
Public Storage Incorporated	11,997	2,583,554
Quality Care Properties Incorporated †	33,499	566,803
Rayonier Incorporated	61,700	1,733,153
Realty Income Corporation	61,962	3,403,573
Redefine Properties Limited	605,017	486,689
Regency Centers Corporation	25,783	1,569,153
Resilient REIT Limited	38,051	348,943
Retail Properties of America Incorporated Class A	118,700	1,460,010
RioCan REIT	6,988	130,878
RLJ Lodging Trust	62,186	1,265,485
Ryman Hospitality Properties Incorporated	25,531	1,644,452
SBA Communications Corporation †	32,717	4,520,835
Scentre Group	361,477	1,144,217
Segro plc	47,269	306,346
Sekisui House REIT incorporated	79	99,936
Sekisui House SI Investment Corporation	83	90,382
Senior Housing Properties Trust	119,489	2,525,997
Shaftesbury plc	12,187	152,627
Shopping Centres Australasia Property Group	79,659	136,730
SIA REIT Incorporated	18	32,051
Simon Property Group Incorporated	25,986	4,008,341
Smart REIT	3,567	81,276
Spirit Realty Capital Incorporated	243,204	1,758,365
Starhill Global REIT	167,700	93,931
Stockland Australia	186,212	653,082
Sun Communities Incorporated	34,400	2,963,216
Sunstone Hotel Investors Incorporated	110,650	1,727,247
Suntec REIT	189,327	251,086
Taubman Centers Incorporated	31,473	1,924,574
The British Land Company plc	47,865	390,999
The Geo Group Incorporated	59,190	1,772,149
The GPT Group	133,958	521,577
The Unite Group plc	13,766	111,742
Tokyu REIT Incorporated	89	110,738
UDR Incorporated	62,400	2,409,264
Unibail-Rodamco SE	4,169	1,075,507
United Urban Investment Corporation	225	331,151
Uniti Group Incorporated	70,357	1,759,629
Urban Edge Properties	45,472	1,084,052
Vastned Retail NV	699	27,679
VEREIT Incorporated	227,319	1,879,928
Vicinity Centres	243,847	500,086
Washington Prime Group Incorporated	93,214	711,223
Washington Real Estate Investment Trust	36,975	1,194,662
Weingarten Realty Investors	59,000	1,775,310
Welltower Incorporated	17,932	1,300,787
Wereldhave NV	2,737	131,885
Westfield Corporation	142,677	899,017
Weyerhaeuser Company	175,534	5,785,601
Workspace Group plc	7,295	82,901
WP Carey Incorporated	24,668	1,609,094
Xenia Hotels & Resorts Incorporated	53,761	962,322
Yuexiu Real Estate Investment Trust	79,000	47,749
		216,583,134

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Real Estate Management & Development : 0.95%
Aeon Mall Company Limited	8,400	$157,230
Africa Israel Investments Limited †	701	72
Aldar Properties PJSC	570,649	343,353
Allreal Holding AG	890	164,207
Ascendas India Trust	54,800	43,764
Atrium European Real Estate Limited	7,168	32,048
Ayala Land Incorporated	707,200	559,793
Bukit Sembawang Estates Limited	18,500	82,228
Buwog AG	3,348	94,965
C C Land Holdings Limited	766	194
CA Immobilien Anlagen AG	2,609	62,251
Capital & Counties Properties plc	35,318	143,024
CapitaLand Limited	219,791	565,501
Castellum AB	12,780	190,713
Cathay Real Estate Development Company Limited	121,173	77,347
Central Pattana PCL	158,971	316,215
Cheung Kong Property Holding Limited	188,000	1,411,348
China Evergrande Group «	435,654	781,573
China Overseas Land & Investment Limited	544,480	1,635,002
China Resources Land Limited	336,888	990,014
China Vanke Company Limited H Shares	168,241	446,913
Chinese Estates Holdings Limited	45,696	87,257
City Developments Limited	54,800	421,797
Colliers International Group	1,438	77,177
Country Garden Holdings Company Limited	976,580	1,154,218
Daibiru Corporation	3,900	39,687
Daikyo Incorporated	29,000	58,916
Daito Trust Construction Company Limited	5,300	836,036
Daiwa House Industry Company Limited	45,400	1,483,545
Dan Form Holdings Company Limited	19,252	5,361
Deutsche Euroshop AG	3,197	133,203
Deutsche Wohnen AG	15,724	616,723
DLF Limited	57,094	158,885
Dream Unlimited Class A †	2,583	14,245
Emaar Properties PJSC	490,149	948,805
Emperor International Holdings Limited	132,000	40,993
F&C Commercial Property Trust Limited	49,603	94,908
Fabege AB	6,166	115,851
Far East Consortium International Limited	109,193	55,489
Farglory Land Development Company Limited	34,789	48,577
First Capital Realty Incorporated	4,989	74,345
FirstService Corporation	1,438	89,962
Future Mall Management Limited †	336	362
Gazit Globe Limited	2,889	28,175
Global Logistic Properties Limited	220,387	461,910
Goldcrest Company Limited	2,240	46,661
Grainger plc	24,465	85,204
Great Eagle Holdings Limited	18,414	90,740
Guocoland Limited	28,554	37,559
Hang Lung Group Limited	64,000	265,279
Hang Lung Properties Limited	154,000	398,214
Heiwa Real Estate Company Limited	3,400	56,334
Heliopolis Housing	3,774	5,634
Henderson Land Development Company Limited	92,513	597,754
Highwealth Construction Corporation	179,682	296,593
HKC Holdings Limited	5,688	4,058
HKR International Limited †	83,200	43,989
Hong Kong Land Holdings Limited	88,000	665,280
Hufvudstaden AB Class A	5,164	87,756
Hulic Company Limited	32,800	309,786
Hysan Development Company Limited	45,533	215,028
Immofinanz AG	68,293	153,358
Jones Lang LaSalle Incorporated	12,155	1,403,538
K Wah International Holdings Limited	117,672	76,258
Kenedix Incorporated	17,500	87,065
Kerry Properties Limited	45,053	159,282
Kowloon Development Company Limited	30,000	32,647
Kungsleden	8,239	49,862

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
Land & Houses PCL	301,640	$85,905
LEG Immobilien AG	3,019	284,606
Lendlease Corporation Limited	43,044	522,296
Leopalace21 Corporation	19,700	115,977
Longfor Properties Company Limited	202,000	411,126
Medinet Nasr Housing	8,922	10,593
Megaworld Corporation	1,821,000	171,948
Midland Holdings Limited	36,000	10,025
Midland IC&I Limited †	180,000	1,039
Mitsubishi Estate Company Limited	94,289	1,761,055
Mitsui Fudosan Company Limited	67,200	1,590,349
Mobimo Holding AG	119	33,542
New World Development Limited	405,005	504,142
Nexity SA	1,034	62,247
Nomura Real Estate Holding Incorporated	9,300	200,359
NTT Urban Development Corporation	10,400	101,230
Palm Hills Developments SAE †	52,720	8,796
Prelios SpA †	730	88
PSP Swiss Property AG	1,694	159,772
PT Bumi Serpong Damai Tbk	1,833,500	249,147
PT Lippo Karawaci Terbuka Tbk	3,298,500	168,392
Radium Life Tech Company Limited †	1,088	472
Realogy Holdings Corporation	74,013	2,254,436
Red Star Macalline Group Corporation H shares	135,981	147,454
Relo Holdings Incorporated	8,000	161,084
Robinsons Land Company	245,700	122,418
Ruentex Development Company Limited †	135,152	156,589
Savills plc	6,846	76,299
Shimao Property Holding Limited	187,000	319,164
Shree Precoated Steels Limited †	2,644	55
Sinarmas Land Limited	56,100	18,245
Sino Land Company	228,175	397,053
Sino-Ocean Land Holdings Limited	367,500	185,340
SM Prime Holdings Incorporated	1,363,954	923,461
SP Setia Bhd	181,497	162,414
Sumitomo Realty & Development Company Limited	32,000	965,056
Sun Hung Kai Properties Limited	107,284	1,587,394
Swire Pacific Limited Class A	38,500	378,945
Swire Pacific Limited Class B	72,500	127,648
Swire Properties Limited	78,583	262,194
Swiss Prime Site AG	3,000	276,289
TAG Immobilien AG	7,563	112,825
Talaat Moustafa Group	108,625	45,971
The Howard Hughes Corporation †	18,737	2,401,334
The St. Joe Company †	35,888	633,423
The Wharf Holdings Limited	90,500	769,985
Tian An China Investment	148,097	110,609
TOC Company Limited	5,900	54,658
Tokyo Tatemono Company Limited	16,000	219,594
Tokyu Fudosan Holdings Corporation	39,000	233,824
UEM Land Holdings Bhd	275,419	81,081
United Industrial Corporation Limited	42,877	96,684
United Overseas Land Limited	43,837	221,775
Vonovia SE «	19,559	768,456
Wheelock & Company Limited	59,000	441,409
Wheelock Properties (Singapore) Limited	26,000	32,508
Wing Tai Holdings Limited	58,630	80,721
		41,591,562

Telecommunication Services : 2.26%
Diversified Telecommunication Services : 1.36%
AT&T Incorporated	302,077	11,639,027
BCE Incorporated	13,780	624,402
Bezeq Israeli Telecommunication Corporation Limited	117,829	204,435
Bharti Infratel Limited	70,246	399,135
BT Group plc	368,175	1,468,429
Cellnex Telecom SA 144A	9,075	190,125

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
CenturyLink Incorporated «	127,360	$3,177,632
China Telecom Corporation Limited H Shares	1,776,000	882,012
China Unicom Limited	707,688	1,015,323
Chorus Limited	43,792	140,085
Chunghwa Telecom Company Limited	465,155	1,662,428
Citic 1616 Holdings Limited	481	153
Deutsche Telekom AG	135,446	2,696,915
Elisa Oyj	7,002	272,704
Frontier Communications Corporation «	281,941	369,343
Hellenic Telecommunications Organization SA	28,936	329,928
Hong Kong Broadband Network Limited	101,000	107,966
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	209,364	274,045
Hutchison Telecommunications Hong Kong Holdings Limited	130,000	39,538
Iliad SA	1,204	312,295
Inmarsat plc	16,202	167,004
Koninklijke KPN NV	181,319	617,775
KT Corporation	8,619	250,579
Level 3 Communications Incorporated †	78,334	4,662,440
LG Uplus Corporation	22,556	326,373
Nippon Telegraph & Telephone Corporation	46,900	2,247,812
Ooredoo QSC	22,080	632,468
Orange Polska SA	88,450	108,421
Orange SA	96,718	1,699,256
PCCW Limited	305,477	177,973
Proximus SA	6,641	238,688
PT Telekomunikasi Indonesia Persero Tbk	6,042,646	1,973,387
PT Tower Bersama Infrastructure Tbk	373,500	161,934
Rostelecom Sponsored ADR	2,411	18,222
SFR Group SA †	2,011	70,867
Singapore Telecommunications Limited	539,297	1,465,513
Spark New Zealand Limited	130,897	348,704
Sunrise Communications Group AG 144A	1,417	117,772
Swisscom AG	1,065	510,646
Taicom PCL	124,500	65,796
TalkTalk Telecom Group plc «	38,191	87,343
TDC AS	37,935	226,472
Telecom Egypt Company	36,313	20,965
Telecom Italia SpA †	584,337	546,793
Telecom Italia SpA RSP	281,893	217,390
Telecom Malaysia Bhd	278,998	422,408
Telefonica Brasil SA	5,804	67,726
Telefonica Deutschland Holding AG	29,221	145,351
Telefonica SA	185,033	2,060,691
Telenor ASA	32,309	533,429
Telia Company AB	119,658	547,667
Telstra Corporation Limited	311,996	1,020,046
Telus Corporation	9,086	308,999
Tiscali SpA †	388	19
TPG Telecom Limited	29,761	130,251
True Corporation PCL †	1,265,508	230,363
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	77,528	141,743
Verizon Communications Incorporated	200,497	9,351,180
Vocus Communications Limited	33,960	71,160
Zayo Group Holdings Incorporated †	50,519	1,624,691
		59,422,237

Wireless Telecommunication Services : 0.90%
Advanced Info Service PCL—Foreign Register	149,500	759,351
America Movil SAB de CV Class L	2,844,636	2,283,825
Axiata Group Bhd	413,270	490,517
Bharti Airtel Limited	175,064	1,008,137
China Mobile Limited	652,500	7,238,789
Digi.com Bhd	348,040	402,523
Drillisch AG	2,049	129,473
Empresa Nacional de Telecomunicaciones SA	19,249	214,259
Far Eastone Telecommunications Company Limited	195,458	497,109

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Wireless Telecommunication Services (continued)
Freenet AG	6,316	$225,517
Global Telecom Holding †	126,080	45,277
Globe Telecom Incorporated	5,500	233,149
Idea Cellular Limited	194,419	241,065
Intouch Holdings PCL Class F	276,800	436,817
KDDI Corporation	122,600	3,394,055
M1 Limited	62,300	101,758
Maxis Bhd	182,547	262,305
Millicom International Cellular SA	4,067	238,178
Mobile TeleSystems PJSC ADR	61,112	538,397
MTN Group Limited	193,639	1,734,852
NTT DOCOMO Incorporated	88,600	2,173,600
Okinawa Cellular Telephone Company	1,600	52,659
Orascom Telecom Media & Technology Holding SAE †	208,395	8,865
PLDT Incorporated	9,834	341,399
PT Indonesian Satellite Corporation Tbk †	159,500	81,127
PT Xl Axiata Tbk †	430,375	95,639
Reliance Communications Limited †	294,863	90,945
Reliance Communications Limited GDR †144A	21,628	6,670
Rogers Communications Incorporated Class B	15,800	736,869
SK Telecom Company Limited	2,907	658,203
SmarTone Telecommunications Holding Limited	35,688	47,813
SoftBank Group Corporation	61,945	5,035,583
Sprint Corporation †«	32,478	275,738
StarHub Limited	72,000	140,498
T-Mobile US Incorporated †	22,984	1,549,581
Taiwan Mobile Company Limited	193,762	721,478
Tele2 AB Class B	15,451	159,018
Telephone & Data Systems Incorporated	46,512	1,326,987
Tim Participacoes SA	118,120	362,104
Total Access Communication PCL «	126,900	174,180
Turkcell Iletisim Hizmetleri AS †	98,517	339,569
VEON Limited ADR	32,963	127,896
Vodacom Group Proprietary Limited «	68,621	864,682
Vodafone Group plc	1,112,543	3,318,452
Vodafone Qatar †	84,366	202,736
		39,367,644

Utilities : 3.64%
Electric Utilities : 1.61%
Acciona SA	1,678	160,902
ALLETE Incorporated	25,232	1,851,776
Alliant Energy Corporation	53,236	2,207,697
American Electric Power Company Incorporated	23,780	1,706,928
AusNet Services	168,895	212,718
CEZ AS	21,892	416,235
Cheung Kong Infrastructure Holdings Limited	55,000	473,946
Chubu Electric Power Company Incorporated	48,800	662,490
CLP Holdings Limited	133,000	1,454,158
Contact Energy Limited	53,404	195,237
Duke Energy Corporation	34,603	2,964,785
Edison International	16,068	1,310,667
El Paso Electric Company	20,400	1,101,600
Electricite de France SA	23,512	253,346
Emera Incorporated	8,223	293,285
Endesa SA	14,858	370,784
Enea SA †	15,689	47,657
Enel SpA	322,173	1,721,981
Energa SA	65,141	172,306
Energias de Portugal SA	114,108	419,672
Enersis Chile SA	2,068,742	228,427
Enersis SA	3,507,246	664,492
Entergy Corporation	41,846	3,308,345
Eversource Energy	73,862	4,584,614
Exelon Corporation	45,871	1,665,576
FirstEnergy Corporation	102,046	2,983,825
Fortis Incorporated	16,774	552,200

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Electric Utilities (continued)
Fortum Oyj	20,363	$324,364
Great Plains Energy Incorporated	108,346	3,112,781
Hawaiian Electric Industries Incorporated	54,577	1,808,682
HK Electric Investments Limited 144A	227,416	208,372
Hokkaido Electric Power Company Incorporated	15,000	114,718
Hokuriku Electric Power Company	15,100	147,251
Hydro One Limited 144A	7,333	128,871
Iberdrola SA	262,438	2,092,558
IDACORP Incorporated	25,344	2,212,531
Infratil Limited	76,309	164,357
Kansai Electric Power Company Incorporated	54,800	767,200
Korea Electric Power Corporation	19,432	741,110
Kyushu Electric Power Company Incorporated	33,000	408,813
Manila Electric Company	26,210	144,280
NextEra Energy Incorporated	23,211	3,282,964
OGE Energy Corporation	46,396	1,653,089
PG&E Corporation	24,465	1,672,917
Pinnacle West Capital Corporation	26,004	2,297,453
PNM Resources Incorporated	39,737	1,529,875
Polska Grupa Energetyczna SA	102,868	301,963
Portland General Electric Company	44,535	2,108,287
Power Assets Holdings Limited	97,105	869,796
Power Grid Corporation of India Limited	208,286	671,312
PPL Corporation	33,666	1,343,610
Public Power Corporation SA †	6,664	35,184
Red Electrica Corporacion SA	20,249	454,365
Shikoku Electric Power Company Incorporated	15,300	191,198
Spark Infrastructure Group	125,538	251,859
SSE plc	44,197	857,032
Tata Power Company Limited	125,626	157,714
Tauron Polska Energia SA †	140,137	121,300
Tenaga Nasional Bhd	331,928	1,068,684
Terna SpA	65,520	370,217
The Chugoku Electric Power Company Incorporated	24,900	283,512
The Okinawa Electric Power Company Incorporated	4,180	102,245
The Southern Company	49,045	2,482,167
Tohoku Electric Power Company Incorporated	32,200	477,985
Tokyo Electric Power Company Incorporated †	60,500	248,009
Trustpower Limited	2,520	9,356
Westar Energy Incorporated	33,113	1,753,333
Xcel Energy Incorporated	25,038	1,199,571
		70,156,534

Gas Utilities : 0.55%
APA Group	83,170	592,039
Atmos Energy Corporation	24,566	2,046,593
Aygaz AS	8,565	38,626
China Gas Holdings Limited	286,000	436,016
China Resources Gas Group Limited	98,000	300,569
ENN Energy Holdings Limited	56,000	294,640
Gail India Limited	56,294	361,217
Gas Natural SDG SA	16,852	424,426
Hong Kong & China Gas Company Limited	550,302	1,176,512
Infraestructura Energetica Nova SAB de CV	71,112	331,495
Italgas SpA	30,495	161,417
Korea Gas Corporation †	3,792	172,056
National Fuel Gas Company	42,900	2,435,004
New Jersey Resources Corporation	43,300	1,814,270
ONE Gas Incorporated	26,183	1,849,829
Osaka Gas Company Limited	139,000	548,846
Petronas Gas Bhd	58,253	252,611
PT Perusahaan Gas Negara Persero Tbk	1,558,000	280,721
Rubis SCA «	2,000	231,747
Saibu Gas Company Limited	31,000	73,336
Shizuoka Gas Company Limited	7,600	52,565
South Jersey Industries Incorporated	39,600	1,441,836
Southwest Gas Corporation	23,807	1,894,323

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Gas Utilities (continued)
Spire Incorporated	22,917	$1,623,669
Superior Plus Corporation	6,592	58,266
Toho Gas Company Limited	39,000	300,731
Tokyo Gas Company Limited	137,000	711,287
Towngas China Company Limited	84,000	52,173
UGI Corporation	40,358	2,065,522
WGL Holdings Incorporated	25,711	2,127,328
		24,149,670

Independent Power & Renewable Electricity Producers : 0.25%
Aboitiz Power Corporation	254,900	201,001
AES Corporation	153,400	1,791,712
AES Gener SA	314,724	116,258
Algonquin Power & Utilities Corporation	12,800	132,373
Calpine Corporation †	184,600	2,372,110
Capital Power Corporation	5,100	95,744
China Longyuan Power Group Corporation H Shares	520,000	391,707
China Renewable Energy Investment Limited	9,871	300
China Resources Power Holdings Company	241,185	497,688
Colbun SA	1,090,504	248,738
Drax Group plc	23,596	105,253
EDP Renovaveis SA	6,360	49,976
Electric Power Development Company Limited	11,800	313,353
Electricity Generating PCL	32,100	201,685
Enel Generacion Chile SA	366,974	282,126
Energy Development Corporation	1,031,450	126,406
Engie Brasil Energia SA	27,417	281,037
Etrion Corporation †	1,567	357
Glow Energy PCL	58,000	137,082
Malakoff Corporation Bhd	195,704	53,956
Neyveli Lignite Corporation Limited	3,263	5,343
NHPC Limited	87,485	41,017
Northland Power Incorporated	5,300	91,613
NRG Energy Incorporated	158,889	2,551,757
NTPC Limited	246,810	612,817
Ratchaburi Electricity Generating Holding PCL ADR	13,700	20,413
Tilt Renewables Limited	2,520	3,732
Transalta Corporation	16,300	91,947
Uniper SE †	8,508	165,870
		10,983,371

Multi-Utilities : 1.04%
A2A SpA	88,963	147,107
AGL Energy Limited	50,247	983,805
Ameren Corporation	56,562	3,209,894
ATCO Limited Class I	3,258	122,882
Avista Corporation	31,920	1,367,453
Black Hills Corporation	26,742	1,859,639
Canadian Utilities Limited Class A	5,298	160,330
CenterPoint Energy Incorporated	100,410	2,872,730
Centrica plc	229,944	602,320
CMS Energy Corporation	65,221	3,092,128
Consolidated Edison Incorporated	15,115	1,251,371
Dominion Resources Incorporated	30,945	2,499,428
DTE Energy Company	41,781	4,575,855
E.ON SE	93,604	818,908
Engie SA	67,825	1,035,057
Hera SpA	28,768	94,687
Just Energy Group Incorporated	5,503	28,801
Keppel Infrastructure Trust	37,461	14,755
MDU Resources Group Incorporated	98,203	2,674,068
National Grid plc	151,568	2,127,663
NiSource Incorporated	75,287	1,962,732
Northwestern Corporation	24,117	1,494,289
Public Service Enterprise Group Incorporated	25,002	1,122,840
RWE AG †	22,623	459,477

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Shares	Value
Multi-Utilities (continued)
SCANA Corporation		33,357	$2,274,947
Suez Environnement Company SA «		20,105	366,779
Vector Limited		19,072	44,456
Vectren Corporation		41,719	2,559,043
Veolia Environnement SA		23,936	526,746
WEC Energy Group Incorporated		73,560	4,616,626
YTL Corporation Bhd		627,330	219,859
YTL Power International Bhd		488,137	174,498
			45,361,173

Water Utilities : 0.19%
Aguas Andinas SA Class A		408,448	226,713
American Water Works Company Incorporated		41,578	3,250,568
Aqua America Incorporated		89,312	2,919,609
Beijing Enterprises Water Group Limited		598,000	478,857
Guangdong Investment Limited		360,000	519,265
Hyflux Limited		53,800	21,580
Pennon Group plc		14,982	177,786
Severn Trent plc		11,148	359,091
United Utilities Group plc		31,898	422,909
			8,376,378

Total Common Stocks (Cost $2,910,354,404)			4,242,104,555

	Dividend yield
Preferred Stocks : 0.47%
Consumer Discretionary : 0.06%
Automobiles : 0.05%
Bayerische Motoren Werke AG ±	4.93%	2,300	188,972
Hyundai Motor Company ±	3.38	2,820	285,879
Hyundai Motor Company ±	3.57	1,827	172,974
Porsche Automobile Holding SE ±	2.95	7,163	409,972
Volkswagen AG ±	1.91	8,050	1,209,496
			2,267,293

Multiline Retail : 0.01%
Lojas Americanas SA ±	0.78	89,064	401,840

Consumer Staples : 0.03%
Beverages : 0.00%
ITO EN Limited ±	2.24	3,000	60,027

Household Products : 0.03%
Henkel AG & Company KGaA ±	1.41	7,815	1,096,933

Personal Products : 0.00%
LG Household & Health Care Limited ±	1.13	144	79,228

Energy : 0.06%
Oil, Gas & Consumable Fuels : 0.06%
Petroleo Brasileiro SA †	0.00	482,834	1,933,753
Surgutneftegaz SP ADR ±	2.13	110,200	545,490
			2,479,243

Financials : 0.20%
Banks : 0.20%
Banco Bradesco SA ±	1.41	373,668	3,177,844

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Dividend yield		Shares	Value
Banks (continued)
Itau Unibanco Holding SA ±	0.50%		381,457	$4,190,669
Itausa Investimentos Itau SA ±	5.82		432,588	1,196,453
Shinkin Central Bank Class A ±	2.79		52	108,554
				8,673,520

Health Care : 0.01%
Biotechnology : 0.01%
Grifols SA Class B ±	1.71		14,798	317,589

Health Care Equipment & Supplies : 0.00%
Sartorius AG Vorzug ±	0.67		2,089	212,961

Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00		404	16

Information Technology : 0.04%
Technology Hardware, Storage & Peripherals : 0.04%
Samsung Electronics Company Limited ±	1.86		1,169	1,826,171

Materials : 0.06%
Chemicals : 0.02%
Fuchs Petrolub AG ±	1.89		3,049	170,107
LG Chem Limited ±	2.29		563	102,332
Sociedad Quimica y Minera de Chile SA Class B ±	4.03		8,003	288,277
				560,716

Metals & Mining : 0.04%
Vale SA ±	3.63		232,299	1,851,386

Real Estate : 0.00%
Real Estate Management & Development : 0.00%
SP Setia Bhd †	0.00		107,657	29,178

Telecommunication Services : 0.01%
Diversified Telecommunication Services : 0.01%
Telefonica Brasil SA ±	5.02		35,519	513,694

Utilities : 0.00%
Multi-Utilities : 0.00%
RWE AG ±	11.34		2,466	36,497

Total Preferred Stocks (Cost $17,428,009)				20,406,292

		Expiration date
Rights : 0.00%
Financials : 0.00%
Banks : 0.00%
Credit Suisse Group AG †«		6-7-2017	88,266	41,009

Health Care : 0.00%
Biotechnology : 0.00%
Intercell AG †(a)		6-1-2017	1,885	0

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name			Expiration date	Shares	Value
Real Estate : 0.00%
Real Estate Management & Development : 0.00%
Buwog AG †(a)			6-1-2017	3,348	$11,871

Total Rights (Cost $0)					52,880

Warrants : 0.00%
Consumer Discretionary : 0.00%
Media : 0.00%
Yellow Pages Limited †			12-20-2022	128	65

Energy : 0.00%
Energy Equipment & Services : 0.00%
KNM Group Bhd †			11-15-2017	47,262	110

Industrials : 0.00%
Construction & Engineering : 0.00%
Abengoa SA Class A †(a)			3-31-2025	1,367	31

Industrial Conglomerates : 0.00%
Discount Investment Corporation †			12-21-2018	276	702
Discount Investment Corporation †			12-31-2049	276	741
					1,443

Utilities : 0.00%
Independent Power & Renewable Electricity Producers : 0.00%
China Renewable Energy Investment Limited †(a)			5-18-2018	1,974	2

Total Warrants (Cost $32,512)					1,651

		Yield
Short-Term Investments : 3.91%
Investment Companies : 3.91%
Securities Lending Cash Investment LLC (l)(r)(u)		1.04%		116,600,345	116,612,005
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71		54,607,187	54,607,187
Total Short-Term Investments (Cost $171,210,059)					171,219,192

Total investments in securities (Cost $3,099,024,984)*	101.36%				4,433,784,570
Other assets and liabilities, net	(1.36)				(59,530,767)

Total net assets	100.00%				$4,374,253,803

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Diversified Stock Portfolio

*

Cost for federal income tax purposes is $3,132,038,825 and unrealized gains (losses) consists of:

Gross unrealized gains              $1,593,711,876

Gross unrealized losses                (291,966,131)

Net unrealized gains                 $1,301,745,745

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$589,486,725	$619,084	$0	$590,105,809
Consumer staples	282,506,213	255,879	53,596	282,815,688
Energy	226,534,258	867,988	1,983	227,404,229
Financials	702,504,574	177,838	38,122	702,720,534
Health care	413,373,299	48,527	339	413,422,165
Industrials	483,607,742	18,831	34,116	483,660,689
Information technology	792,792,018	953,989	0	793,746,007
Materials	231,936,388	301,343	0	232,237,731
Real estate	258,174,696	0	0	258,174,696
Telecommunication services	98,455,990	333,891	0	98,789,881
Utilities	159,027,126	0	0	159,027,126

Preferred stocks
Consumer discretionary	2,669,133	0	0	2,669,133
Consumer staples	1,236,188	0	0	1,236,188
Energy	2,479,243	0	0	2,479,243
Financials	8,673,520	0	0	8,673,520
Health care	530,566	0	0	530,566
Information technology	1,826,171	0	0	1,826,171
Materials	2,412,102	0	0	2,412,102
Real estate	29,178	0	0	29,178
Telecommunication services	513,694	0	0	513,694
Utilities	36,497	0	0	36,497
Rights
Financials	0	41,009	0	41,009
Real estate	0	11,871	0	11,871
Warrants
Consumer discretionary	0	65	0	65
Energy	0	110	0	110
Industrials	0	1,474	0	1,474
Utilities	0	2	0	2
Short-term investments
Investment companies	54,607,187	0	0	54,607,187
Investments measured at net asset value*				116,612,005

	4,313,412,508	3,631,901	128,156	4,433,784,570
Futures contracts	3,384	0	0	3,384

Total assets	$4,313,415,892	$3,631,901	$128,156	$4,433,787,954

Liabilities
Futures contracts	$29,922	$0	$0	$29,922

Total liabilities	$29,922	$0	$0	$29,922

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $116,612,005 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio had no material transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	225,784	0	4,300	221,484	$11,326,692

Derivative transactions

For the three ended May 31, 2017, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At May 31, 2017, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized gains (losses)
6-16-2017	UBS	2 Long	MSCI EAFE Index	$188,590	$13,790
6-16-2017	UBS	2 Long	MSCI EM Index	100,380	6,990
6-16-2017	UBS	378 Long	Russell 2000 Index	25,875,990	(238,070)
6-16-2017	UBS	158 Long	S&P 500 E-Mini Index	19,047,690	239,715
6-16-2017	UBS	112 Long	S&P Midcap 400 Index	19,264,000	(46,340)

As of May 31, 2017, the Portfolio had segregated $3,495,565 as cash collateral for open futures contracts.

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 15.75%
Abbey National Treasury Services	0.84%	6-1-2017	$15,000,000	$15,000,000
Bank of Montreal (z)	1.10	6-20-2017	5,000,000	4,997,100
Bank of Montreal	1.13	6-20-2017	6,100,000	6,100,244
Bank of Montreal	1.38	6-7-2017	3,000,000	3,000,270
Citibank (New York)	1.18	6-6-2017	12,000,000	12,000,480
Cooperatieve Centrale ±	1.36	7-10-2017	5,000,000	5,002,450
Dexia Credit Local SA ±	1.37	12-7-2017	7,000,000	7,007,700
National Bank of Abu Dhabi Americas NV	0.86	6-1-2017	16,000,000	16,000,000
National Bank of Kuwait	0.85	6-1-2017	16,800,000	16,800,000
Norinchukin Bank	1.11	6-8-2017	5,000,000	5,000,200
Toronto Dominion Bank ±	1.22	10-17-2017	3,000,000	3,001,620
Toronto Dominion Bank ±	1.34	3-5-2018	3,000,000	3,003,630
Total Certificates of Deposit (Cost $96,897,681)				96,913,694

Commercial Paper : 59.74%
Alpine Securitization Limited 144A±(p)	1.24	8-14-2017	7,000,000	6,999,860
Anglesea Funding LLC 144A±	1.25	6-30-2017	3,000,000	2,999,970
Antalis SA 144A(z)	1.25	6-15-2017	3,000,000	2,998,800
Antalis SA 144A(z)	1.25	6-21-2017	3,000,000	2,998,260
Banco de Credito e Inversiones 144A(z)	1.09	6-1-2017	5,000,000	4,999,850
Banco de Credito e Inversiones 144A(z)	1.14	6-2-2017	8,000,000	7,999,440
Bennington Sark Capital Company 144A(z)	1.00	6-6-2017	3,000,000	2,999,520
Bennington Sark Capital Company 144A(z)	1.05	6-15-2017	2,000,000	1,999,200
Berkshire Hathaway Incorporated 144A(z)	1.15	6-2-2017	2,000,000	1,999,880
Caisse des Depots et Consignations 144A(z)	0.91	6-19-2017	15,000,000	14,992,650
Cancara Asset Security Limited (z)	1.06	6-26-2017	3,000,000	2,997,810
Chesham Finance Limited 144A(p)(z)	0.98	6-1-2017	14,000,000	13,999,636
Commonwealth Bank of Australia 144A±	1.31	3-16-2018	2,000,000	2,003,600
Commonwealth Bank of Australia 144A±	1.34	3-1-2018	3,000,000	3,005,670
Crown Point Capital Company 144A(z)	1.05	6-20-2017	3,000,000	2,998,350
DZ Bank AG 144A(z)	0.83	6-1-2017	10,000,000	9,999,765
Erste Bank der Oesterreichischen Sparkassen AG 144A±	1.26	10-27-2017	4,000,000	4,001,640
Federation Des Caisses 144A(z)	0.84	6-1-2017	8,000,000	7,999,805
Federation Des Caisses 144A(z)	1.15	6-5-2017	7,000,000	6,999,160
GlaxoSmithKline plc 144A(z)	0.90	6-1-2017	10,000,000	9,999,757
Gotham Funding Corporation 144A(z)	1.00	6-19-2017	2,000,000	1,998,960
HSBC Bank plc 144A±	1.41	6-7-2017	4,000,000	4,000,400
Koch Resources LLC 144A(z)	0.95	6-16-2017	4,000,000	3,998,477
Koch Resources LLC 144A(z)	0.96	6-21-2017	8,000,000	7,996,000
Lexington Parker Capital Corporation 144A(p)(z)	0.95	6-1-2017	9,000,000	8,999,766
Lexington Parker Capital Corporation 144A(p)(z)	1.00	6-5-2017	5,000,000	4,999,350
LMA Americas LLC 144A(z)	0.84	6-1-2017	7,000,000	6,999,818
LMA Americas LLC 144A(z)	1.24	7-3-2017	2,000,000	1,998,100
LMA Americas LLC 144A(z)	1.31	7-5-2017	3,000,000	2,996,970
LMA Americas LLC 144A(z)	1.31	7-7-2017	2,000,000	1,997,860
Macquarie Bank Limited 144A(z)	1.00	6-16-2017	11,000,000	10,995,820
Macquarie Bank Limited 144A(z)	1.01	6-20-2017	2,725,000	2,723,692
Manhattan Asset Funding Company LLC 144A(p)(z)	1.01	6-22-2017	12,000,000	11,992,680
Mountcliff Funding LLC 144A(p)(z)	0.98	6-1-2017	10,000,000	9,999,740
N.V. Bank Nederlandse Gemeenten 144A(z)	0.95	6-14-2017	5,000,000	4,998,100
N.V. Bank Nederlandse Gemeenten 144A(z)	0.97	6-22-2017	10,000,000	9,993,900
National Australia Bank Limited 144A±	1.34	3-6-2018	5,000,000	5,006,250
National Securities Clearing Corporation 144A(z)	0.92	6-7-2017	13,500,000	13,497,705
Nederlandse Waterschapsbank NV (z)	1.00	6-27-2017	12,000,000	11,992,200
Nieuw Amsterdam Receivable 144A(z)	1.03	6-21-2017	3,000,000	2,998,230
NRW Bank 144A(z)	1.00	6-27-2017	10,000,000	9,992,200
NRW Bank 144A(z)	1.01	7-11-2017	4,100,000	4,095,039
Oversea-Chinese Banking Corporation	1.12	7-7-2017	5,000,000	5,000,850
Oversea-Chinese Banking Corporation 144A±	1.40	7-19-2017	5,000,000	5,003,050
Regency Markets No. 1 LLC 144A(p)(z)	0.98	6-8-2017	5,000,000	4,998,950
Regency Markets No.1 LLC 144A(p)(z)	0.98	6-14-2017	10,000,000	9,996,200

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Salt River Project Agricultural Improvement and Power District (z)	1.02%	6-21-2017	$5,000,000	$4,997,150
Starbird Funding Corporation 144A(p)(z)	0.93	6-1-2017	3,000,000	2,999,916
Sumitomo Trust & Banking Corporation 144A(z)	1.00	7-5-2017	3,275,000	3,271,922
Sumitomo Trust & Banking Corporation 144A(z)	1.09	6-14-2017	8,000,000	7,997,200
Suncorp Group Limited 144A(z)	1.14	6-1-2017	3,000,000	2,999,910
Suncorp Group Limited 144A(z)	1.17	6-27-2017	2,000,000	1,998,280
Toronto Dominion Holdings 144A(z)	0.95	6-22-2017	8,000,000	7,995,200
Toyota Industries Commercial Finance 144A(z)	0.92	6-5-2017	11,000,000	10,998,680
Unibail-Rodamco SE 144A(z)	1.21	6-1-2017	4,000,000	3,999,880
United Overseas Bank Limited 144A(z)	0.97	6-12-2017	10,000,000	9,997,100
United Overseas Bank Limited 144A(z)	1.05	6-22-2017	7,000,000	6,996,150
Victory Receivables 144A(p)(z)	1.00	6-16-2017	12,000,000	11,993,760
Westpac Banking Corporation 144A±	1.31	3-15-2018	3,000,000	3,004,050
Westpac Banking Corporation 144A±	1.32	3-2-2018	4,000,000	4,005,400
Total Commercial Paper (Cost $367,489,712)				367,517,528

Corporate Bonds and Notes : 4.98%
Consumer Discretionary : 0.81%
Diversified Consumer Services : 0.16%
Smithsonian Institution ±§	0.95	9-1-2018	1,000,000	1,000,000

Hotels, Restaurants & Leisure : 0.65%
Jets Stadium Development Bonds 144A±§	1.08	4-1-2047	4,000,000	4,000,000

Health Care : 4.09%
Health Care Providers & Services : 4.09%
Providence Health & Services ±§	0.97	10-1-2042	7,960,000	7,960,000
Providence St. Joseph Health ±§	0.96	10-1-2047	9,000,000	9,000,000
Steadfast Crestvilla LLC Series A ±§	0.98	2-1-2056	5,000,000	5,000,000
Steadfast Crestvilla LLC Series B ±§	0.98	2-1-2056	3,160,000	3,160,000
				25,120,000

Materials : 0.08%
Metals & Mining : 0.08%
SSAB AB Series A ±§	1.00	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $30,620,000)				30,620,000

Municipal Obligations : 15.92%
California : 1.79%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144Aø	0.98	8-1-2037	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144Aø	1.00	4-5-2019	7,000,000	7,000,000
San Francisco City & County CA Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00	11-1-2041	2,000,000	2,000,000
				11,000,000

Colorado : 1.83%
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA) ø	1.10	10-1-2033	2,265,000	2,265,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA) ø	1.05	5-1-2052	7,000,000	7,000,000

2

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue) ø	1.02%	1-1-2027	$2,000,000	$2,000,000
				11,265,000

Florida : 0.32%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144Aø	0.98	10-1-2030	2,000,000	2,000,000

Georgia : 0.81%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC) ø	1.10	12-1-2022	5,000,000	5,000,000

Indiana : 0.49%
St. Joseph County IN (Miscellaneous Revenue) (z)	1.10	6-1-2017	3,000,000	3,000,000

Iowa : 0.98%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.00	4-1-2022	6,000,000	6,000,000

Louisiana : 1.30%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00	2-1-2045	8,000,000	8,000,000

Minnesota : 0.02%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144Aø	1.00	5-31-2018	100,000	100,000

Nebraska : 0.63%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144Aø	1.00	3-1-2033	3,850,000	3,850,000

New York : 4.89%
New York Dormitory Authority Personal Income Taxable Revenue Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144Aø	0.99	3-15-2040	2,000,000	2,000,000
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC) ø	1.08	5-1-2050	3,000,000	3,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC) ø	1.10	5-1-2048	13,000,000	13,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC) ø	1.10	11-1-2049	1,000,000	1,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC) ø	1.17	11-1-2049	11,100,000	11,100,000
				30,100,000

North Dakota : 0.33%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.97	1-1-2047	2,000,000	2,000,000

Oklahoma : 1.24%
RBC Municipal Products Incorporated Trust Series E-77 (Transportation Revenue, Royal Bank of Canada LOC) 144Aø	1.00	7-13-2017	7,635,000	7,635,000

Oregon : 0.16%
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	1.29	5-1-2035	1,000,000	1,000,000

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.32%
University Pittsburgh (Real Estate Management & Development)		1.05%	6-28-2017	$2,000,000	$2,000,180

Tennessee : 0.81%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) ø		1.15	12-1-2024	5,000,000	5,000,000

Total Municipal Obligations (Cost $97,950,000)					97,950,180

Repurchase Agreements : 3.41%
GX Clarke & Company, dated 5-31-2017, maturity value $21,000,554 ^^		0.95	6-1-2017	21,000,000	21,000,000

Total Repurchase Agreements (Cost $21,000,000)					21,000,000

Total investments in securities (Cost $613,957,393)*	99.80%				614,001,402
Other assets and liabilities, net	0.20				1,218,902

Total net assets	100.00%				$615,220,304

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(p)	Asset-backed commercial paper
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 2.00% to 7.50%, 10-1-2018 to 6-1-2047, fair value including accrued interest is $21,630,264.

*	Cost for federal income tax purposes is $613,957,393 and unrealized gains (losses) consists of:

Gross unrealized gains	$51,745
Gross unrealized losses	(7,736)

Net unrealized gains	$44,009

Abbreviations:

AGC	Assured Guaranty Corporation
FHLB	Federal Home Loan Bank
GO	General Obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
plc	Public limited company
SPA	Standby purchase agreement

Wells Fargo Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Certificates of deposit	$0	$96,913,694	$0	$96,913,694
Commercial paper	0	367,517,528	0	367,517,528
Corporate bonds and notes	0	30,620,000	0	30,620,000
Municipal obligations	0	97,950,180	0	97,950,180
Repurchase agreements	0	21,000,000	0	21,000,000

Total assets	$0	$614,001,402	$0	$614,001,402

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Bloomberg Barclays Aggregate ex-Corporate Credit Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 41.17%
FHLB	0.88%	8-5-2019	$120,000	$118,602
FHLB	1.00	9-26-2019	130,000	128,808
FHLMC	1.13	7-14-2021	120,000	117,289
FHLMC	1.25	10-2-2019	140,000	139,468
FHLMC	1.30	8-28-2019	100,000	99,565
FHLMC	3.00	2-1-2047	641,660	644,604
FHLMC %%	3.00	6-13-2047	645,000	647,583
FHLMC	3.50	4-1-2045	788,113	817,262
FHLMC %%	3.50	6-13-2047	505,000	521,260
FHLMC Series K014 Class A1	2.79	10-25-2020	12,007	12,187
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	62,914
FHLMC Series K034 Class A2 ±	3.53	7-25-2023	60,000	64,091
FHLMC Series K035 Class A2 ±	3.46	8-25-2023	55,000	58,537
FHLMC Series K063 Class A2 ±	3.43	1-25-2027	45,000	47,566
FHLMC Series K706 Class A2	2.32	10-25-2018	59,316	59,928
FNMA	0.88	5-21-2018	140,000	139,527
FNMA	1.38	2-26-2021	130,000	128,615
FNMA	1.50	11-30-2020	130,000	129,437
FNMA	2.50	9-1-2031	1,193,826	1,206,417
FNMA ±	2.89	9-25-2027	58,492	59,310
FNMA	3.00	12-1-2030	802,823	828,449
FNMA	3.00	8-1-2036	374,629	383,023
FNMA	3.00	11-1-2046	958,080	962,969
FNMA %%	3.00	6-13-2047	960,000	964,350
FNMA %%	3.50	6-19-2032	380,000	397,664
FNMA	3.50	1-1-2035	287,861	301,940
FNMA	3.50	7-1-2042	1,550,097	1,606,387
FNMA %%	3.50	6-13-2047	435,000	448,983
FNMA	4.00	6-1-2042	1,444,533	1,530,490
FNMA %%	4.00	6-13-2047	550,000	580,723
FNMA	4.50	5-1-2040	590,425	638,642
FNMA %%	4.50	6-13-2047	590,000	635,860
FNMA	5.00	1-1-2042	568,852	625,962
FNMA	5.50	9-1-2040	329,267	367,650
FNMA	6.00	5-1-2041	229,161	260,770
FNMA	7.25	5-15-2030	80,000	119,211
FNMA Series 2017-M1 Class A2 ±	2.42	10-25-2026	65,000	63,168
GNMA	3.00	11-20-2045	829,417	845,421
GNMA %%	3.00	6-21-2047	830,000	845,173
GNMA	3.50	10-20-2045	1,342,430	1,401,259
GNMA	3.50	3-20-2047	283,647	296,077
GNMA %%	3.50	6-21-2047	285,000	297,179
GNMA	4.00	8-20-2044	532,042	563,492
GNMA %%	4.00	6-21-2047	305,000	322,704
TVA	3.50	12-15-2042	30,000	31,115
TVA	7.13	5-1-2030	70,000	102,072
Total Agency Securities (Cost $20,589,909)				20,623,703

Asset-Backed Securities : 0.65%
Ally Master Owner Trust Series 2015-3 Class A	1.63	5-15-2020	36,000	36,017
Capital Auto Receivables Asset Trust Series 2015-4 Class A3	1.83	3-20-2020	16,000	16,044
Capital One Multi Asset Execution Trust Series 2015-A5 Class A5	1.60	5-17-2021	19,000	19,035
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	100,000	100,726
CarMax Auto Owner Trust Series 2015-4 Class A3	1.56	11-16-2020	17,000	16,997
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,852
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	17,000	16,835
GM Financial Automobile Leasing Series 2015-2 Class A4	1.85	7-22-2019	13,000	13,042
Hyundai Auto Receivables Trust Series 2017-A Class A4	2.09	4-17-2023	17,000	17,103
World Financial Network Credit Card Master Trust Series 2012-A Class A	3.14	1-17-2023	27,000	27,660
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	27,000	26,812
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	17,000	16,777
Total Asset-Backed Securities (Cost $323,786)				323,900

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Bloomberg Barclays Aggregate ex-Corporate Credit Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.89%
California : 0.39%
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	6.92%	4-1-2040	$50,000	$68,617
California Department of Water Resources Series P (Utilities Revenue)	2.00	5-1-2022	75,000	74,478
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	10,000	14,971
University of California Series AD (Education Revenue)	4.86	5-15-2112	35,000	35,921
				193,987

Florida : 0.02%
Florida Board of Administrative Finance Series A (Miscellaneous Revenue)	2.64	7-1-2021	10,000	10,108

Illinois : 0.21%
Chicago IL Transit Authority Series B (Tax Revenue)	6.90	12-1-2040	40,000	50,847
Illinois Build America Bonds Series 3 (Miscellaneous Revenue)	6.73	4-1-2035	50,000	50,996
				101,843

Kansas : 0.01%
Kansas Development Finance Authority Series H (Miscellaneous Revenue)	4.93	4-15-2045	5,000	5,378

Massachusetts : 0.02%
Massachusetts Build America Bonds Series E (GO Revenue)	4.20	12-1-2021	10,000	10,689

New Jersey : 0.08%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2022	15,000	12,717

New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	20,000	28,554
				41,271

New York : 0.15%
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.44	6-15-2043	15,000	19,072
Port Authority of New York & New Jersey (Airport Revenue)	5.65	11-1-2040	45,000	56,449
				75,521

Pennsylvania : 0.01%
Pennsylvania Turnpike Comission Series B (Transportation Revenue)	5.51	12-1-2045	5,000	6,180

Total Municipal Obligations (Cost $444,553)				444,977

Non-Agency Mortgage-Backed Securities : 1.53%
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	55,706
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±	4.76	2-10-2049	40,000	43,252
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	60,000	60,597
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	35,000	35,662
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	61,438
Commercial Mortgage Trust Series 2014-UBS6 Class C ±	4.47	12-10-2047	60,000	59,625
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	61,126
Goldman Sachs Mortgage Securities Trust Series 2011-GC5 Class AS 144A±	5.21	8-10-2044	45,000	48,887
Goldman Sachs Mortgage Securities Trust Series 2011-GC6 Class AS 144A	4.95	1-10-2045	50,000	54,726
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	20,000	21,550
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±	4.89	1-15-2047	40,000	43,380
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	45,000	45,920

2

Wells Fargo Bloomberg Barclays Aggregate ex-Corporate Credit Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18%	8-15-2045	$60,000	$62,193
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	51,209
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	61,482
Total Non-Agency Mortgage-Backed Securities (Cost $767,512)				766,753

U.S. Treasury Securities : 48.77%
U.S. Treasury Bond	3.00	5-15-2042	510,000	525,698
U.S. Treasury Bond	3.00	2-15-2047	1,080,000	1,107,549
U.S. Treasury Bond	3.63	8-15-2043	1,100,000	1,259,629
U.S. Treasury Bond	3.63	2-15-2044	35,000	40,158
U.S. Treasury Bond	4.75	2-15-2041	390,000	524,779
U.S. Treasury Bond	5.00	5-15-2037	220,000	302,913
U.S. Treasury Bond	5.38	2-15-2031	10,000	13,570
U.S. Treasury Bond	5.50	8-15-2028	55,000	72,422
U.S. Treasury Bond	6.13	8-15-2029	80,000	112,425
U.S. Treasury Bond	6.38	8-15-2027	385,000	530,548
U.S. Treasury Note	1.25	1-31-2019	3,190,000	3,189,129
U.S. Treasury Note	1.25	5-31-2019	310,000	309,806
U.S. Treasury Note	1.38	2-28-2019	2,670,000	2,674,798
U.S. Treasury Note	1.38	10-31-2020	4,145,000	4,121,199
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,736,602
U.S. Treasury Note	1.63	2-15-2026	925,000	884,748
U.S. Treasury Note	1.75	2-28-2022	1,210,000	1,209,622
U.S. Treasury Note	2.00	5-31-2021	85,000	86,212
U.S. Treasury Note	2.00	2-15-2023	30,000	30,216
U.S. Treasury Note	2.00	2-15-2025	260,000	258,162
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,233,987
U.S. Treasury Note	2.38	8-15-2024	1,690,000	1,727,430
U.S. Treasury Note	6.00	2-15-2026	315,000	411,542
U.S. Treasury Note	8.13	8-15-2019	55,000	63,179
Total U.S. Treasury Securities (Cost $24,390,564)				24,426,323

Yankee Corporate Bonds and Notes : 0.81%
Energy : 0.55%
Oil, Gas & Consumable Fuels : 0.55%
Ecopetrol SA	7.38	9-18-2043	40,000	43,196
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	110,803
Statoil ASA	2.90	11-8-2020	120,000	123,094
				277,093

Financials : 0.26%
Banks : 0.24%
Export-Import Bank of Korea	5.13	6-29-2020	110,000	118,497

Consumer Finance : 0.02%
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,973

Total Yankee Corporate Bonds and Notes (Cost $407,623)				405,563

Yankee Government Bonds : 5.38%
African Development Bank	1.13	9-20-2019	40,000	39,650
Aid Israel	5.50	4-26-2024	60,000	72,212
Asian Development Bank	1.63	5-5-2020	140,000	139,998
Asian Development Bank	5.82	6-16-2028	10,000	12,654
Council of Europe	1.88	1-27-2020	20,000	20,164
European Bank Recon & Development	0.88	7-22-2019	60,000	59,023
European Investment Bank	1.63	8-14-2020	30,000	29,950
European Investment Bank	1.88	3-15-2019	210,000	211,485

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Bloomberg Barclays Aggregate ex-Corporate Credit Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
European Investment Bank		1.88%	2-10-2025	$110,000	$106,978
Export Development Canada		1.25	12-10-2018	100,000	100,225
Inter-American Development Bank		2.13	1-15-2025	10,000	9,861
Inter-American Development Bank		3.88	2-14-2020	140,000	148,265
Inter-American Development Bank		3.88	10-28-2041	10,000	11,150
International Bank for Reconstruction & Development		1.88	3-15-2019	40,000	40,308
International Bank for Reconstruction & Development		2.00	1-26-2022	250,000	251,304
International Finance Corporation		1.75	9-4-2018	60,000	60,306
KfW		1.13	8-6-2018	140,000	139,668
KfW		2.00	5-2-2025	40,000	39,363
KfW		2.13	6-15-2022	130,000	130,980
KfW		2.13	1-17-2023	130,000	130,623
Landwirtschaftliche Rentenbank		1.88	9-17-2018	90,000	90,581
Oriental Republic of Uruguay		5.10	6-18-2050	35,000	35,263
Province of Ontario		2.00	9-27-2018	95,000	95,652
Province of Quebec		2.50	4-20-2026	105,000	104,136
Republic of Colombia		6.13	1-18-2041	100,000	115,350
Republic of Hungary		5.38	3-25-2024	15,000	16,880
Republic of Hungary		6.38	3-29-2021	30,000	33,870
Republic of Panama		6.70	1-26-2036	30,000	38,775
Republic of Peru		5.63	11-18-2050	35,000	42,980
Republic of Poland		3.25	4-6-2026	35,000	35,517
Republic of Poland		5.13	4-21-2021	10,000	11,047
Republic of the Philippines		4.00	1-15-2021	105,000	111,812
United Mexican States		4.13	1-21-2026	200,000	207,700
Total Yankee Government Bonds (Cost $2,694,697)					2,693,730

		Yield		Shares
Short-Term Investments : 16.46%
Investment Companies : 16.46%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.71		8,244,812	8,244,812

Total Short-Term Investments (Cost $8,244,812)					8,244,812

Total investments in securities (Cost $57,863,456)*	115.66%				57,929,761
Other assets and liabilities, net	(15.66)				(7,843,403)

Total net assets	100.00%				$50,086,358

%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
*	Cost for federal income tax purposes is $57,863,456 and unrealized gains (losses) consists of:

Gross unrealized gains	$82,223
Gross unrealized losses	(15,918)

Net unrealized gains	$66,305

Abbreviations:
AGM	Assured Guaranty Municipal
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TVA	Tennessee Valley Authority

4

Wells Fargo Bloomberg Barclays Aggregate ex-Corporate Credit Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs    (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$20,623,703	$0	$20,623,703
Asset-backed securities	0	323,900	0	323,900
Municipal obligations	0	444,977	0	444,977
Non-agency mortgage-backed securities	0	766,753	0	766,753
U.S. Treasury securities	24,426,323	0	0	24,426,323
Yankee corporate bonds and notes	0	405,563	0	405,563
Yankee government bonds	0	2,693,730	0	2,693,730
Short-term investments
Investment companies	8,244,812	0	0	8,244,812

Total assets	$32,671,135	$25,258,626	$0	$57,929,761

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May, 31, 2017 the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Market Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 19.83%
Brazil : 1.03%
Banco Nacional de Desenvolvimento Economico e Social (Financials, Banks )	6.37%	6-16-2018	$200,000	$206,826

Chile : 2.90%
Banco del Estado de Chile (Financials, Banks )	4.13	10-7-2020	300,000	317,171
Codelco Incorporated (Materials, Metals & Mining )	4.88	11-4-2044	250,000	261,706
				578,877

China : 3.39%
Chinalco Capital Holding Company (Materials, Metals & Mining )	4.00	8-25-2021	200,000	200,032
Sinochem Capital Company Limited (Materials, Chemicals ) ±	5.00	12-29-2049	275,000	281,188
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels )	4.10	4-28-2045	200,000	196,172
				677,392

Kazakhstan : 1.34%
Kazmunaygas National Company (Energy, Oil, Gas & Consumable Fuels )	9.13	7-2-2018	250,000	267,294

Malaysia : 2.83%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels )	3.50	3-18-2025	550,000	565,385

Mexico : 3.62%
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	3.50	1-30-2023	225,000	218,194
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels )	5.38	3-13-2022	475,000	504,925
				723,119

Russia : 1.49%
Vnesheconombank (Finance, Banks )	5.94	11-21-2023	275,000	297,114

South Africa : 1.40%
Eskom Holdings Limited (Utilities, Electric Utilities )	5.75	1-26-2021	275,000	279,991

Ukraine : 1.02%
Oschadbank (Finance, Banks )	9.63	3-20-2025	200,000	205,016
Venezuela : 0.81%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels )	5.38	4-12-2027	200,000	76,540
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels )	6.00	11-15-2026	225,000	86,400
				162,940

Total Yankee Corporate Bonds and Notes (Cost $3,973,081)				3,963,954

Yankee Government Bonds : 78.43%
Arab Republic of Egypt	5.88	6-11-2025	200,000	197,500
Dominican Republic	5.95	1-25-2027	450,000	472,172
Export-Import Bank of India	4.00	1-14-2023	275,000	286,622
Federal Republic of Brazil	10.13	5-15-2027	425,000	603,500
Government of Jamaica	6.75	4-28-2028	325,000	371,131
Islamic Republic of Pakistan	8.25	4-15-2024	200,000	223,066
Lebanese Republic	6.38	3-9-2020	200,000	205,000
Lebanese Republic	7.05	11-2-2035	200,000	200,630
Lebanese Republic	8.25	4-12-2021	350,000	381,955
Oman Government International Bond	4.75	6-15-2026	375,000	376,313
Oriental Republic of Uruguay	5.10	6-18-2050	375,000	377,813
Republic of Argentina	7.50	4-22-2026	225,000	248,625
Republic of Argentina	7.63	4-22-2046	250,000	265,625

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Emerging Market Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Colombia		3.88%	4-25-2027	$825,000	$833,250
Republic of Costa Rica		5.63	4-30-2043	300,000	272,250
Republic of Croatia		6.00	1-26-2024	425,000	477,481
Republic of Ecuador		10.50	3-24-2020	425,000	446,781
Republic of El Salvador		6.38	1-18-2027	300,000	267,750
Republic of Ghana		8.13	1-18-2026	225,000	228,956
Republic of Hungary		5.38	3-25-2024	200,000	225,062
Republic of Hungary		6.25	1-29-2020	450,000	494,550
Republic of Indonesia		7.75	1-17-2038	275,000	381,789
Republic of Indonesia		11.63	3-4-2019	300,000	350,276
Republic of Ivory Coast		5.38	7-23-2024	375,000	365,865
Republic of Kazakhstan		4.88	10-14-2044	300,000	297,792
Republic of Namibia		5.25	10-29-2025	200,000	205,040
Republic of Panama		4.30	4-29-2053	250,000	246,875
Republic of Paraguay		4.63	1-25-2023	225,000	235,688
Republic of Peru		8.75	11-21-2033	325,000	502,125
Republic of Philippines		5.50	3-30-2026	700,000	832,269
Republic of Poland		5.13	4-21-2021	625,000	690,456
Republic of Serbia		4.88	2-25-2020	425,000	442,638
Republic of South Africa		6.25	3-8-2041	200,000	223,532
Republic of Sri Lanka		5.88	7-25-2022	450,000	468,067
Republic of Turkey		6.88	3-17-2036	200,000	228,250
Republic of Turkey		8.00	2-14-2034	200,000	251,250
Republic of Venezuela		6.00	12-9-2020	425,000	213,053
Republic of Zambia		8.50	4-14-2024	200,000	212,516
Romania		6.13	1-22-2044	200,000	252,000
Russian Federation		4.50	4-4-2022	600,000	640,258
Ukraine Government		7.75	9-1-2020	225,000	228,631
Ukraine Government		7.75	9-1-2026	250,000	244,200
United Mexican States		6.75	9-27-2034	400,000	507,388
ZAR Sovereign Capital Fund Proprietary Limited		3.90	6-24-2020	200,000	203,292
Total Yankee Government Bonds (Cost $15,687,071)					15,679,282

		Yield		Shares
Short-Term Investments : 0.44%
Investment Companies : 0.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71		87,477	87,477

Total Short-Term Investments (Cost $87,477)					87,477

Total investments in securities (Cost $19,747,629)*	98.70%				19,730,713
Other assets and liabilities, net	1.30				259,488

Total net assets	100.00%				$19,990,201

±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $19,747,629 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,210
Gross unrealized losses	(47,126)

Net unrealized losses	$(16,916)

2

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Yankee corporate bonds and notes	$0	$3,963,954	$0	$3,963,954
Yankee government bonds	0	15,679,282	0	15,679,282
Short-term investments
Investment companies	87,477	0	0	87,477

Total assets	$87,477	$19,643,236	$0	$19,730,713

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 69.15%

Brazil : 5.43%
Ambev SA (Consumer Staples, Beverages)	14,200	$82,103
Banco de Brasil SA (Financials, Banks)	3,900	34,156
Banco Santander (Brasil) SA (Financials, Banks)	1,200	5,581
BR Malls Participacoes SA (Real Estate, Real Estate Management & Development)	2,500	9,255
BRF SA (Consumer Staples, Food Products)	1,500	20,081
CCR SA (Industrials, Transportation Infrastructure)	3,000	15,371
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)†	1,300	5,524
Cia Hering (Consumer Discretionary, Specialty Retail)	800	5,365
Cielo SA (Information Technology, IT Services)	2,900	20,442
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	1,400	12,547
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	700	7,550
Cosan SA Industria e Comercio (Energy, Oil, Gas & Consumable Fuels)	500	5,567
CPFL Energia SA (Utilities, Electric Utilities)	1,200	9,749
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers)†	1,400	5,378
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	700	6,490
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Discretionary, Household Durables)	1,700	5,616
Duratex SA (Materials, Paper & Forest Products)	1,900	4,715
Ecorodovias Infraestrutura Logistica SA (Transportation Revenue, Transportation Infrastructure)	1,700	4,833
EDP Energias do Brasil SA (Utilities, Electric Utilities)	2,000	8,245
Embraer SA (Industrials, Aerospace & Defense)	2,300	11,379
Equatorial Energia SA (Utilities, Electric Utilities)	800	13,202
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	1,000	5,374
Ez Tec Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	1,000	5,498
Fibria Celulose SA (Materials, Paper & Forest Products)	900	10,318
Fleury SA (Health Care, Health Care Providers & Services)	500	8,772
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,000	8,127
Hypermarcas SA (Consumer Staples, Personal Products)	1,500	13,675
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	500	4,914
JBS SA (Consumer Staples, Food Products)	2,400	5,985
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	4,800	21,508
Light SA (Electric Distribution, Transmission, Electric Utilities)†	800	5,263
Localiza Rent a Car SA (Industrials, Road & Rail)	600	8,062
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	2,600	21,188
M Dias Branco SA (Consumer Staples, Food Products)	700	11,703
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	1,900	7,604
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	300	5,943
Natura Cosmeticos SA (Consumer Staples, Personal Products)	1,100	11,072
Odontoprev SA (Health Care, Health Care Providers & Services)	1,400	5,222
Porto Seguro SA (Financials, Insurance)	600	5,970
Qualicorp SA (Health Care, Health Care Providers & Services)	900	7,793
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	700	15,575
Rumo SA (Industrials, Road & Rail)†	3,400	8,910
Sao Martinho SA (Consumer Staples, Food Products)	1,000	5,563
Smiles SA (Consumer Discretionary, Media)	400	7,788
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	2,000	6,131
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	1,200	27,757
WEG SA (Industrials, Machinery)	1,800	10,569
		549,433

Chile : 2.50%
Aguas Andinas SA Class A (Utilities, Water Utilities)	10,888	6,044
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	84,862	6,776
Antarchile SA (Industrials, Industrial Conglomerates)	414	5,221
Banco de Chile (Financials, Banks)	50,088	6,411
Banco de Credito e Inversiones (Financials, Banks)	269	15,011
Banmedica SA (Health Care, Health Care Providers & Services)	3,755	8,638
CAP SA (Materials, Metals & Mining)	707	6,988
Cencosud SA (Consumer Staples, Food & Staples Retailing)	4,566	12,319
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	22,475	5,126
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	904	11,900
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	438	4,875
Empresas CMPC SA (Materials, Paper & Forest Products)	5,695	13,451

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Chile (continued)
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	886	$10,243
Enel Generacion Chile SA (Utilities, Independent Power & Renewable Electricity Producers)	6,997	5,379
Enersis Chile SA (Utilities, Electric Utilities)	44,190	4,879
Enersis SA (Utilities, Electric Utilities)	93,030	17,626
Engie Energia Chile SA (Utilities, Electric Utilities)	3,395	6,046
Grupo Security SA (Financials, Diversified Financial Services)	16,837	5,797
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	3,252	5,102
Itau CorpBanca SA (Financials, Banks)	700,549	6,498
LANTAM Airlines Group SA (Industrials, Airlines)	1,673	18,595
Parque Arauco SA (Real Estate, Real Estate Management & Development)	3,808	9,559
Quinenco SA (Industrials, Industrial Conglomerates)	1,904	5,086
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	7,945	6,001
SACI Falabella (Consumer Discretionary, Multiline Retail)	2,384	19,672
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	3,641	5,078
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	28,103	11,220
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	81,487	7,534
Vina Concha y Toro SA (Consumer Staples, Beverages)	3,458	5,389
		252,464

China : 10.78%
Agricultural Bank of China Limited H Shares (Financials, Banks)	86,000	41,717
Air China H Shares (Industrials, Airlines)	10,000	9,509
Aluminum Corporation of China Limited (Materials, Metals & Mining)†	12,000	5,590
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	5,000	16,586
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	1,600	6,271
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components)	5,000	4,876
Bank of China Limited H Shares (Financials, Banks)	251,000	125,612
Bank of Communications Limited H Shares (Financials, Banks)	18,000	13,952
Bank of Jinzhou Company Limited H Shares (Financials, Banks)	6,000	6,930
BBMG Corporation (Materials, Construction Materials)	10,000	4,928
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	6,000	8,762
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	42,000	15,900
China CITIC Bank H Shares (Financials, Banks)	16,000	9,876
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	17,000	22,950
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,000	5,942
China Cosco Holdings Company Limited (Industrials, Marine)	11,000	4,997
China Eastern Airlines Company H Shares (Industrials, Airlines)	10,000	5,865
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	28,000	5,354
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets)	39,000	15,865
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	10,000	7,533
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	10,000	20,224
China Merchants Bank Company Limited H Shares (Financials, Banks)	13,000	39,037
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	15,500	15,893
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	15,000	4,697
China National Building Material Company Limited H Shares (Materials, Construction Materials)	12,000	6,668
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	82,000	67,241
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	6,000	8,239
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	13,000	10,777
China Reinsurance Group Corporation H Shares (Financials, Insurance)	22,000	4,997
China Resources Gas Group Limited (Utilities, Gas Utilities)	4,000	12,268
China Southern Airlines Company H Shares (Industrials, Airlines)	10,000	7,648
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	26,000	12,912
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	4,600	12,219
Chongqing Rural Commercial Bank (Financials, Banks)	16,000	10,944
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	8,000	9,342
CRRC Corporation Limited H Shares (Industrials, Machinery)	7,000	6,558
CSG Holding Company Limited B Shares (Materials, Construction Materials)	7,400	4,967
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	20,000	7,315
Dazhong Transportation Group Class B (Industrials, Road & Rail)	7,400	5,091
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	8,000	9,014
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	2,800	10,546

2

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
China (continued)
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	11,000	$11,759
Guangdong Electric Power Development Company Limited Class B (Utilities, Independent Power & Renewable Electricity Producers)	11,300	4,916
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	8,000	13,428
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	5,200	8,408
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	16,000	12,771
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	16,000	5,297
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	220,000	147,089
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	7,800	7,933
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	6,000	8,716
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,400	5,169
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	15,000	5,178
New China Life Insurance Company Limited H Shares (Financials, Insurance)	4,000	21,585
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	9,000	13,744
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)†	6,000	5,613
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	60,000	39,961
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	20,000	12,063
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	12,000	9,424
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)†	12,000	5,205
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	2,500	9,576
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	3,100	8,971
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)†	10,200	5,243
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	6,000	5,736
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	8,500	7,810
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	18,000	10,579
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	4,000	18,274
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	4,000	6,293
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	2,000	9,111
Weichai Power Company Limited (Industrials, Machinery)	5,000	8,110
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	2,600	6,389
Yanzhou Coal Mining Company Limited (Energy, Oil, Gas & Consumable Fuels)	10,000	7,443
Zhaojin Mining Industry Company Limited (Materials, Metals & Mining)	6,000	4,905
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	6,000	7,037
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	20,000	6,570
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	11,400	5,062
		1,090,980

Colombia : 0.86%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	1,393	7,451
Cementos Argos SA (Materials, Construction Materials)	1,433	5,759
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	505	4,696
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	7,333	4,928
Grupo Argos SA (Materials, Construction Materials)	1,398	10,038
Grupo Aval Acciones y Valores SA (Financials, Banks)	25,647	10,685
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	1,124	14,877
Grupo Nutresa SA (Consumer Staples, Food Products)	1,213	10,747
Interconexion Electrica SA (Utilities, Electric Utilities)	3,593	17,371
		86,552

Greece : 0.29%
Jumbo SA (Consumer Discretionary, Specialty Retail)	415	7,510
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	295	5,680
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	584	5,104
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	518	5,761
Titan Cement Company SA (Materials, Construction Materials)	179	5,260
		29,315

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Hong Kong : 1.42%
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	2,000	$9,483
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	23,000	9,888
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	20,000	6,545
China Resources Cement Holdings Limited (Materials, Construction Materials)	14,000	6,935
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	8,000	16,508
China Unicom Hong Kong Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	28,694
Far East Horizon Limited (Financials, Diversified Financial Services)	15,000	13,898
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)†	15,000	6,352
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	4,000	12,499
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	20,000	9,548
Sinotruk Hong Kong Limited (Industrials, Machinery)	8,000	4,928
Universal Medical Financial & Technical Advisory Services Company Limited	6,000	5,159
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	76,000	13,264
		143,701

India : 0.87%
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	1,072	41,422
Vedanta Limited ADR (Materials, Metals & Mining)	3,131	46,401
		87,823

Indonesia : 1.50%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	68,800	5,449
PT Adaro Energy Tbk (Energy, Oil, Gas & Consumable Fuels)	92,300	10,533
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	10,500	5,222
PT Bank Danamon Indonesia Tbk (Financials, Banks)	15,700	6,159
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	31,500	15,490
PT Bank Sinarmas Tbk (Financials, Banks)†	81,800	4,913
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	36,200	6,794
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	1,800	9,993
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	22,100	6,521
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	7,400	4,833
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	15,900	10,445
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	73,900	8,544
PT Mayora Indah Tbk (Consumer Staples, Food Products)	91,700	14,664
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	28,400	5,117
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	117,000	4,919
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	23,300	5,090
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	6,200	5,074
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)†	15,500	5,935
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	7,800	16,265
		151,960

Luxembourg : 0.09%
Kernel Holding SA (Consumer Staples, Food Products)	517	9,389

Malaysia : 3.28%
Affin Holdings Bhd (Financials, Banks)	15,300	9,509
AirAsia Bhd (Industrials, Airlines)	11,100	7,729
Alliance Financial Group Bhd (Financials, Banks)	5,000	5,058
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	8,100	4,807
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	8,400	9,970
Batu Kawan Bhd (Materials, Chemicals)	2,000	8,785
Bermaz Auto Bhd (Consumer Discretionary, Specialty Retail)	10,500	4,907
Bimb Holdings Bhd (Financials, Banks)	4,900	5,175
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	15,500	9,597
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	600	6,252
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	5,200	13,122
Cahya Mata Sarawak Bhd (Materials, Construction Materials)	5,100	4,886
CapitalLand Malaysia Mall Trust (Real Estate, Real Estate Management & Development)	20,700	7,351
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	2,300	7,943
Dialog Group Bhd (Industrials, Construction & Engineering)	27,100	12,157
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	11,000	4,498
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	1,200	6,819

4

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Malaysia (continued)
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,900	$16,073
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,000	13,107
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	3,300	7,078
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	3,700	5,247
Heineken Malaysia Bhd (Consumer Staples, Beverages)	1,700	7,555
IGB REIT (Real Estate, Equity REITs)	19,300	7,621
IOI Corporation Bhd (Consumer Staples, Food Products)	10,100	10,737
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	10,400	5,151
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	2,800	5,109
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	1,700	9,835
LPI Capital Bhd (Financials, Insurance)	3,400	14,935
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	3,700	7,521
Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	21,400	6,800
My EG Services Bhd (Information Technology, IT Services)	10,100	5,003
Nestle Malaysia Bhd (Consumer Staples, Food Products)	400	7,664
Press Metal Bhd (Materials, Metals & Mining)	8,600	5,184
Ql Resources Bhd (Consumer Staples, Food Products)	6,200	7,229
Sapurakencana Petroleum Bhd (Energy, Energy Equipment & Services)	11,300	4,673
Sime Darby Bhd (Industrials, Industrial Conglomerates)	9,400	20,469
SP Setia Bhd (Real Estate, Real Estate Management & Development)	5,900	5,280
Sunway Bhd (Real Estate, Real Estate Management & Development)	6,000	4,977
Sunway Real Estate Investment Trust (Real Estate, Real Estate Management & Development)	12,700	5,015
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	4,000	4,925
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	6,500	5,133
YTL Corporation Bhd (Utilities, Multi-Utilities)	14,300	5,012
YTL Power International Bhd (Utilities, Multi-Utilities)	15,700	5,612
		331,510

Mexico : 4.58%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,700	6,131
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	77,900	62,542
Arca Continental SAB de CV (Consumer Staples, Beverages)	3,700	26,296
Banregio Grupo Financiero SAB de CV (Financials, Banks)	900	5,048
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	1,300	10,458
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	9,400	16,767
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	7,000	66,073
Genomma Lab Internacional SAB de CV (Health Care, Pharmaceuticals)†	4,000	5,018
Gentera SAB de CV (Financials, Consumer Finance)	6,200	10,019
Gruma SAB de CV Class B (Consumer Staples, Food Products)	715	9,304
Grupo Aeromexico SAB de CV (Industrials, Airlines)†	2,500	5,147
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	1,000	5,392
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	1,100	11,051
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	640	12,634
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	7,900	33,564
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	2,400	4,995
Grupo Elektra SA de CV (Financials, Banks)	305	12,704
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	5,300	9,693
Grupo Gicsa SAB de CV (Real Estate, Real Estate Management & Development)†	7,300	5,172
Grupo Lala SAB de CV (Consumer Staples, Food Products)	2,800	4,735
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (Industrials, Construction & Engineering)†	9,700	16,376
Industrias Bachoco SAB de CV Ser B (Consumer Staples, Food Products)	1,200	5,485
Industrias CH SAB de CV (Materials, Metals & Mining)†	1,100	5,530
Industrias Penoles SAB de CV (Materials, Metals & Mining)	440	9,542
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	2,000	9,323
Mexichem SAB de CV (Materials, Chemicals)	4,200	11,071
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	4,300	4,831
Organizacion Soriana SAB de CV Class B (Consumer Staples, Food & Staples Retailing)†	6,600	14,442
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	3,400	5,735
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	4,700	8,091
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	495	5,160
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services)†	8,200	5,211
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	17,400	39,837
		463,377

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Philippines : 2.08%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial Conglomerates)	8,460	$12,926
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	16,800	5,225
Ayala Corporation (Financials, Diversified Financial Services)	990	17,264
Belle Corporation (Real Estate, Real Estate Management & Development)	73,000	6,072
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	26,000	4,910
Cebu Air Incorporated (Industrials, Airlines)	2,550	5,200
China Banking Corporation (Financials, Banks)	12,600	9,366
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	32,000	5,297
D&L Industries Incorporated (Materials, Chemicals)	28,900	7,258
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	18,900	5,103
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	58,700	7,194
First Philippine Holdings Corporation (Utilities, Electric Utilities)	3,540	4,975
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	125	5,299
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	215	5,162
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	7,630	15,329
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,230	5,056
LT Group Incorporated (Industrials, Industrial Conglomerates)	15,400	4,950
Manila Electric Company (Utilities, Electric Utilities)	960	5,285
Manila Water Company (Utilities, Water Utilities)	15,100	9,768
Max’s Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,500	5,077
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	46,900	5,908
Philippine National Bank (Financials, Banks)	3,960	5,410
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	1,390	4,273
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	450	15,622
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	5,800	5,040
Rizal Commercial Banking (Financials, Banks)	4,460	5,744
Robinsons Retail Holdings (Consumer Staples, Food & Staples Retailing)	2,980	5,131
San Miguel Corporation (Consumer Staples, Beverages)	2,780	6,032
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,610	5,111
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	48,000	5,333
		210,320

Poland : 1.34%
Alior Bank SA (Financials, Banks)†	325	5,958
Amrest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure)†	60	5,484
Budimex SA (Industrials, Construction & Engineering)	93	5,450
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	126	7,113
CD Projekt SA (Information Technology, Software)	360	7,638
Ciech SA (Materials, Chemicals)	314	5,702
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	573	8,290
ING Bank Slaski SA (Financials, Banks)†	131	6,219
Inter Cars SA (Consumer Discretionary, Distributors)	64	5,676
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining)†	259	4,657
Kruk SA (Financials, Diversified Financial Services)	101	8,169
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6	10,114
Polska Grupa Energetyczna SA (Utilities, Electric Utilities)	2,084	6,117
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	1,102	31,445
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	2,948	5,032
Synthos SA (Materials, Chemicals)	6,149	8,099
Tauron Polska Energia SA (Utilities, Electric Utilities)†	5,656	4,896
		136,059

Russia : 2.65%
Aeroflot PJSC (Industrials, Airlines)(a)	3,400	11,336
Alrosa Corporate (Materials, Metals & Mining)(a)	10,100	15,775
Bank Otkritie Financial Corporation (Financials, Banks)†(a)	447	13,149
Bashneft PJSC (Energy, Oil, Gas & Consumable Fuels)(a)	102	4,971
Credit Bank of Moscow PJSC (Financials, Banks)†(a)	98,000	7,346
Federal Grid Company Unified Energy System (Utilities, Electric Utilities)(a)	2,180,000	6,324
Inter Rao Ues PJSC (Utilities, Electric Utilities)(a)	181,000	12,764
LSR Group PJSC (Real Estate, Real Estate Management & Development)(a)	315	5,048
M Video PJSC (Consumer Discretionary, Specialty Retail)(a)	930	6,363
Magnit (Consumer Staples, Food & Staples Retailing)(a)	204	33,167
Magnitogorsk Iron & Steel Works (Materials, Metals & Mining)(a)	8,900	4,892
MegaFon PJSC (Telecommunication Services, Wireless Telecommunication Services)(a)	470	4,960
Mining and Metallurgical Norilsk Nickel PJSC (Materials, Metals & Mining)(a)	240	33,526

6

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Russia (continued)
Mobile TeleSystems ADR (Telecommunication Services, Wireless Telecommunication Services)(a)	3,360	$14,048
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services)(a)	6,180	11,034
Nizhnekamskneftekhim PJSC (Materials, Chemicals)†(a)	5,400	4,869
Novolipetsk Steel PJSC (Materials, Metals & Mining)(a)	4,110	8,392
PhosAgro PJSC (Materials, Chemicals)(a)	234	9,543
PIK Group PJSC (Consumer Discretionary, Household Durables)†(a)	1,690	9,023
Severstal PJSC (Materials, Metals & Mining)(a)	510	6,658
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)(a)	114,000	5,234
United Wagon PJSC (Industrials, Machinery)†(a)	514	7,042
Uralkali PJSC (Materials, Chemicals)†(a)	6,530	15,619
VTB Bank PJSC (Financials, Banks)(a)	14,270,000	16,682
		267,765

Singapore : 0.08%
BOC Aviation Limited (Industrials, Trading Companies & Distributors)	1,600	8,234

South Africa : 4.21%
Advtech Limited (Consumer Discretionary, Diversified Consumer Services)	6,023	8,225
Aeci Limited (Materials, Chemicals)	1,411	11,531
Alexander Forbes Group Holdings Limited (Financials, Diversified Financial Services)	10,189	4,856
Anglogold Ashanti Limited (Materials, Metals & Mining)	1,255	14,210
Arrowhead Properties Limited REIT (Real Estate, Equity REITs)	8,837	5,956
Avi Limited (Consumer Staples, Food Products)	1,465	11,021
Barloworld Limited (Industrials, Trading Companies & Distributors)	887	7,877
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	1,116	25,499
Capitec Bank Holdings Limited (Financials, Banks)	229	13,598
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	1,141	11,851
Emira Property Fund Limited (Real Estate, Real Estate Management & Development)	4,799	5,042
Famous Brands Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	506	5,174
Fortress Income Fund Limited (Real Estate, Real Estate Management & Development)	2,308	6,158
Gold Fields Limited (Materials, Metals & Mining)	2,537	8,976
Growthpoint Properties Limited (Real Estate, Equity REITs)	5,907	11,301
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	2,162	4,332
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	770	6,971
Imperial Holdings Limited (Consumer Discretionary, Distributors)	400	5,063
Investec Limited (Financials, Capital Markets)	793	6,237
Liberty Holdings Limited (Financials, Insurance)	616	5,371
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	2,304	4,907
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	546	4,837
Mondi Limited (Materials, Paper & Forest Products)	403	10,610
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	677	7,743
Nampak Limited (Materials, Containers & Packaging)†	3,602	5,630
Nedbank Group Limited (Financials, Banks)	532	8,929
Omnia Holdings Limited (Materials, Chemicals)	421	4,905
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	1,090	5,001
Pioneer Foods Group Limited (Consumer Staples, Food Products)	727	7,871
PPC Limited (Materials, Construction Materials)	22,338	10,458
PSG Group Limited (Financials, Diversified Financial Services)	544	9,937
Redefine Properties Limited (Real Estate, Equity REITs)	12,431	10,000
Resilient REIT Limited (Real Estate, Equity REITs)	943	8,648
Reunert Limited (Industrials, Industrial Conglomerates)	1,179	6,504
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	17,640	7,465
Santam Limited (Financials, Insurance)	522	9,751
Sappi Limited (Materials, Paper & Forest Products)	1,892	13,937
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	1,394	22,215
Sibanye Gold Limited (Materials, Metals & Mining)	2,496	3,011
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	379	4,939
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	879	4,943
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	954	12,429
Tiger Brands Limited (Consumer Staples, Food Products)	576	16,865
Tongaat-Hulett Limited (Consumer Staples, Food Products)	560	5,064
Trencor Limited (Industrials, Trading Companies & Distributors)	1,931	4,962
Truworths International Limited (Consumer Discretionary, Specialty Retail)	1,217	6,946
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	4,333	6,228
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	465	4,926
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	2,162	11,111

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Africa (continued)
Zeder Investments Limited (Financials, Capital Markets)	10,426	$5,541
		425,562

South Korea : 18.72%
Amorepacific Group (Consumer Staples, Personal Products)	139	18,685
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	117	14,578
Binggrae Company Limited (Consumer Staples, Food Products)	138	8,825
BNK Financial Group Incorporated (Financials, Banks)	936	8,360
Celltrion Incorporated (Health Care, Pharmaceuticals)†	234	19,981
Chabiotech Company Limited (Health Care, Health Care Providers & Services)†	453	5,098
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	295	5,059
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	48	5,295
CJ CGV Company Limited (Consumer Discretionary, Media)	69	5,208
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	24	8,178
CJ Corporation (Industrials, Industrial Conglomerates)	45	8,501
CJ E&M Corporation (Consumer Discretionary, Media)	100	7,020
CJ Korea Express Corporation (Industrials, Road & Rail)†	32	5,502
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	39	6,678
Com2us Corporation (Information Technology, Software)	49	5,164
Cosmax Incorporated (Consumer Staples, Personal Products)	42	4,802
Coway Company Limited (Consumer Discretionary, Household Durables)	259	23,249
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	68	5,612
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering)†	761	5,132
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	60	5,193
Daishin Securities Company Limited (Financials, Capital Markets)	741	8,571
DGB Financial Group Incorporated (Financials, Banks)	1,042	10,703
Dong-A Socio Holdings Company Limited (Health Care, Pharmaceuticals)	40	5,645
Dongbu Insurance Company Limited (Financials, Insurance)	241	14,573
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	490	5,471
Doosan Corporation (Industrials, Industrial Conglomerates)	64	6,717
E-MART Limited (Consumer Staples, Food & Staples Retailing)	87	18,883
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	4,858
Green Cross Corporation (Health Care, Biotechnology)	33	5,305
Green Cross Holdings Corporation (Health Care, Biotechnology)	167	5,295
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)†	218	5,978
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	293	19,078
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	45	8,895
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	135	6,764
Hana Financial Group Incorporated (Financials, Banks)	1,068	39,158
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	61	5,078
Hanil Cement Company Limited (Materials, Construction Materials)	46	5,300
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	276	15,013
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)†	19	6,483
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	92	6,081
Hanon Systems (Consumer Discretionary, Auto Components)	1,161	10,733
Hansol Chemical Company Limited (Materials, Chemicals)	74	5,076
Hanssem Company Limited (Consumer Discretionary, Household Durables)	69	13,558
Hanwha Chem Corporation (Materials, Chemicals)	309	8,225
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	203	8,676
Hanwha General Insurance Company (Financials, Insurance)	935	6,447
Hanwha Life Insurance Company Limited (Financials, Insurance)	1,029	6,470
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense)†	222	9,904
Hite Jinro Company Limited (Consumer Staples, Beverages)	238	5,144
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	130	7,060
Huchems Fine Chemical Corporation (Materials, Chemicals)	271	6,160
Hugel Incorporated (Health Care, Biotechnology)†	12	5,011
Hyosung Corporation (Materials, Chemicals)	96	14,405
Hyundai Elevator Company (Industrials, Machinery)	91	5,072
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	278	12,092
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	37	5,271
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	154	23,796
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	57	6,975
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	351	11,835
Hyundai Merchant Marine Company Limited (Industrials, Marine)†	656	5,332
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)†	83	7,525
Hyundai Mobis (Consumer Discretionary, Auto Components)	215	52,713
Hyundai Motor Company (Consumer Discretionary, Automobiles)	544	79,200

8

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
South Korea (continued)
Hyundai Rotem Company (Industrials, Machinery)†	261	$5,105
Industrial Bank of Korea (Financials, Banks)	600	6,913
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	83	4,871
Is Dongseo Company Limited (Industrials, Building Products)	126	5,419
It’s Hanbul Company Limited (Consumer Staples, Personal Products)	110	4,682
Jeil Pharmaceutical Company (Health Care, Pharmaceuticals)(a)	69	4,228
Jeju Air Company Limited (Industrials, Airlines)	173	5,655
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	368	11,915
KB Financial Group Incorporated ADR (Financials, Banks)	1,487	70,573
KB Insurance Company Limited (Financials, Insurance)	301	8,146
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	110	5,207
Kia Motors Corporation (Consumer Discretionary, Automobiles)	659	22,985
Kiwoom Securities Company (Financials, Capital Markets)	89	6,677
Kolon Industries Incorporated (Materials, Chemicals)	85	5,352
Kolon Life Science Incorporated (Health Care, Pharmaceuticals)	39	5,674
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	192	10,907
Korea Asset In Trust Company Limited (Real Estate, Equity REITs)	615	5,136
Korea Electric Power Corporation ADR (Utilities, Electric Utilities)	2,038	39,048
Korea Gas Corporation (Utilities, Gas Utilities)†	249	11,298
Korea Investment Holdings Company Limited (Financials, Capital Markets)	175	9,566
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	79	6,026
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	24	5,788
Korea Reinsurance Company (Financials, Insurance)	653	6,970
Korean Air Lines Company Limited (Industrials, Airlines)†	239	7,578
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	1,526	25,667
KT&G Corporation (Consumer Staples, Tobacco)	465	46,101
Kumho Petrochemical Company Limited (Materials, Chemicals)	122	8,521
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components)†	730	4,701
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	220	5,875
LG Corporation (Industrials, Industrial Conglomerates)	427	30,892
LG Display Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components)	1,186	17,280
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	397	29,254
LG Household & Health Care Limited H Shares (Consumer Staples, Personal Products)	37	32,486
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	61	7,301
LG International Corporation (Industrials, Trading Companies & Distributors)	180	5,418
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,072	15,511
Lig Nex1 Company Limited (Industrials, Aerospace & Defense)	71	5,200
Loen Entertainment Incorporated (Consumer Discretionary, Media)	65	4,743
Lotte Chemical Corporation (Materials, Chemicals)	74	23,827
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	4	6,452
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	32	6,288
Lotte Fine Chemical Company Limited (Materials, Chemicals)	206	7,801
Lotte Food Company Limited (Consumer Staples, Food Products)	9	5,490
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	52	13,307
LS Corporation (Industrials, Electrical Equipment)	137	8,994
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	135	6,608
Medy-Tox Incorporated (Health Care, Biotechnology)	18	8,392
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	550	7,000
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	626	10,512
Meritz Securities Company Limited (Financials, Capital Markets)	1,320	5,229
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	1,462	7,260
Naver Corporation (Information Technology, Internet Software & Services)	107	80,757
NCsoft Corporation (Information Technology, Software)	61	20,622
NH Investment & Securities Company Class C (Financials, Capital Markets)	816	10,313
Nong Shim Company Limited (Consumer Staples, Food Products)	23	7,128
Orion Corporation (Consumer Staples, Food Products)(a)	13	9,266
Ottogi Corporation (Consumer Staples, Food Products)	9	6,841
Pan Ocean Company Limited (Industrials, Marine)†	1,962	9,638
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	375	5,158
POSCO ADR (Materials, Metals & Mining)	992	62,377
S Oil Corporation ADR (Energy, Oil, Gas & Consumable Fuels)	264	12,203
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	73	6,814
Samsung Card Company Limited (Financials, Consumer Finance)	139	5,214
Samsung Engineering Company Limited (Industrials, Construction & Engineering)†	613	6,899
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	140	36,576
Samsung Heavy Industries Company Limited (Industrials, Machinery)†	1,107	12,162

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Korea (continued)
Samsung Life Insurance Company Limited (Financials, Insurance)	383	$41,735
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	108	15,723
Samyang Holdings Corporation (Consumer Staples, Food Products)	46	5,485
Sfa Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	64	5,139
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	35	7,612
SK Chemicals Company Limited (Materials, Chemicals)	112	7,173
SK Company Limited (Industrials, Industrial Conglomerates)	154	37,620
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	198	29,887
SK Materials Company Limited (Materials, Chemicals)	34	5,964
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	1,122	7,416
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	1,787	44,889
SKC Company Limited (Materials, Chemicals)	194	5,484
Soulbrain Company Limited (Materials, Chemicals)	90	5,297
Taekwang Industrial Company Limited (Materials, Chemicals)	7	6,877
Tong Yang Life Insurance Company (Financials, Insurance)	567	5,469
Vieworks Company Limited (Health Care, Health Care Equipment & Supplies)	91	4,730
Woori Bank ADR (Financials, Banks)	672	28,069
Yuhan Corporation (Health Care, Pharmaceuticals)	40	8,932
		1,893,947

Taiwan : 2.40%
Advanced Semiconductor Engineering Incorporated ADR (Information Technology, Semiconductors & Semiconductor Equipment)	6,000	38,160
Chunghwa Telecom Company Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	5,000	180,050
Siliconware Precision Industries Company ADR (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	25,080
		243,290

Thailand : 4.97%
Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	2,700	13,714
AP Thailand PCL (Real Estate, Real Estate Management & Development)	22,400	5,031
Asia Aviation PCL (Industrials, Airlines)	28,500	5,188
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	14,100	5,133
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	26,100	5,556
Bangkok Insurance PCL (Financials, Insurance)	1,000	10,452
Bangkok Life Assurance PCL (Financials, Insurance)	7,000	9,403
Bangkokland PCL (Real Estate, Real Estate Management & Development)	151,400	8,357
Bank of Ayudhya PCL (Financials, Banks)	21,300	22,982
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	18,700	9,773
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	16,000	5,073
Berli Jucker PCL (Industrials, Industrial Conglomerates)	4,100	5,507
Carabao Group PCL (Consumer Staples, Beverages)	2,700	5,450
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	17,800	13,013
CP All PCL (Consumer Staples, Food & Staples Retailing)	17,900	32,846
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	2,500	6,606
Eastern Polymer Group PCL (Materials, Chemicals)	12,900	4,924
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	1,300	8,168
GFPT PCL (Consumer Staples, Food Products)	11,500	6,348
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	5,100	5,203
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	3,600	5,100
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	26,800	7,790
Indorama Ventures PCL (Materials, Chemicals)	5,600	6,042
Jasmine International PCL (Telecommunication Services, Diversified Telecommunication Services)	21,000	5,087
Kaset Thailand International Sugar PCL (Consumer Staples, Food Products)	27,700	5,774
Khon Kaen Sugar Industry PCL (Consumer Staples, Food Products)	31,600	4,964
Kiatnakin Bank PCL (Financials, Banks)	6,100	12,223
Krung Thai Bank PCL (Financials, Banks)	17,900	10,038
Krungthai Card PCL (Financials, Consumer Finance)	1,300	5,019
Land & Houses PCL (Real Estate, Real Estate Management & Development)	18,100	5,075
Major Cineplex Group PCL (Consumer Discretionary, Media)	5,000	4,954

10

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Shares	Value
Thailand (continued)
MBK PCL (Real Estate, Real Estate Management & Development)		17,700	$7,899
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)		7,200	7,927
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)		3,500	6,114
Muangthai Leasing PCL (Financials, Consumer Finance)		5,300	5,018
PTT Global Chemical PCL (Materials, Chemicals)		9,000	18,761
PTT PCL (Energy, Oil, Gas & Consumable Fuels)		4,300	49,615
Ratchaburi Electricity Generating Holding PLC (Utilities, Independent Power & Renewable Electricity Producers)		3,400	5,066
Robinson PCL (Consumer Discretionary, Multiline Retail)		3,000	5,241
Sansiri PCL (Real Estate, Real Estate Management & Development)		185,300	10,990
Siam Global House PCL (Consumer Discretionary, Specialty Retail)		17,100	7,581
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)		6,900	5,217
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)		3,300	4,869
Supalai PCL (Real Estate, Real Estate Management & Development)		6,900	5,267
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)		3,200	7,234
Thai Union Group PCL (Consumer Staples, Food Products)		15,400	9,495
Thai Vegetable Oil PCL (Consumer Staples, Food Products)		5,600	4,932
Thanachart Capital PCL (Financials, Banks)		7,400	10,211
The Siam Cement PCL (Materials, Construction Materials)		2,500	38,608
Thoresen Thai Agencies PCL (Industrials, Marine)		19,500	5,181
Tipco Asphalt PCL (Materials, Construction Materials)		7,500	5,109
Tisco Financial Group PCL (Financials, Banks)		5,000	11,193
TTW PCL (Utilities, Water Utilities)		16,600	5,166
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)		62,300	5,048
			502,535

Turkey : 1.10%
Coca Cola Icecek AS ADR (Consumer Staples, Beverages)		1,237	12,942
Ford Otomotiv Sanayi AS ADR (Consumer Discretionary, Automobiles)		379	22,327
Koc Holding AS ADR (Industrials, Industrial Conglomerates)		1,958	44,368
Tav Havalimanlari Holding ADR (Industrials, Transportation Infrastructure)		577	11,284
Turkcell Iletisim Hizmetleri ADR (Telecommunication Services, Wireless Telecommunication Services)		2,389	20,593
			111,514

Total Common Stocks (Cost $6,917,304)			6,995,730

Exchange-Traded Funds : 26.74%
United States : 26.74%
iShares MSCI India ETF		50,983	1,659,497
iShares MSCI Taiwan Capped ETF		30,407	1,045,393
			2,704,890

Total Exchange-Traded Funds (Cost $2,662,651)			2,704,890

	Dividend yield
Preferred Stocks : 3.82%
Brazil : 3.38%
Alpargatas SA (Consumer Discretionary, Personal Products)	7.23%	1,500	5,516
Banco Bradesco SA (Financials, Banks)	0.06	10,000	85,045
Braskem SA Class A (Materials, Chemicals)	3.78	800	8,190
Cia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)†	0.00	600	12,790
Cia de Saneamento do Parana (Utilities, Water Utilities)	0.08	2,300	7,427
Cia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	1.22	300	5,983
Cia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	1.66	2,800	6,611
Cia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	3.03	1,100	5,571
Cia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	3.97	600	5,164

11

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name		Dividend yield		Shares	Value
Brazil (continued)
Energisa SA (Utilities, Electric Utilities)		1.50%		5,900	$7,330
Itau Unibanco Holding SA (Financials, Banks)		0.13		10,700	117,550
Itausa Investimentos Itau SA (Financials, Banks)		0.18		12,500	34,573
Klabin SA (Materials, Containers & Packaging)		0.84		7,600	6,717
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.17		1,300	5,865
Metalurgica Gerdau SA (Materials, Metals & Mining)†		0.00		3,700	5,100
Suzano Papel e Celulo SA Preference A (Materials, Paper & Forest Products)		2.33		1,800	8,538
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)		3.02		1,000	14,463
					342,433

Chile : 0.14%
Embotelladora Andina SA Preference B (Museum, Art Galleries & Botanical & Zoology Gardens)		0.76		1,246	5,123
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)		0.55		242	8,717
					13,840

Colombia : 0.16%
Bancolombia SA (Financials, Banks)		7.39		1,465	16,205

Russia : 0.14%
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels)(a)		0.46		5	14,028

Total Preferred Stocks (Cost $378,437)					386,506

			Expiration date
Rights : 0.02%
South Africa : 0.02%
Sibanye Gold Limited (Materials, Metals & Mining)†			8-24-2017	6,417	2,202

Total Rights (Cost $4,224)					2,202

		Yield
Short-Term Investments : 0.34%
Investment Companies : 0.34%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71		34,119	34,119

Total Short-Term Investments (Cost $34,119)					34,119

Total investments in securities (Cost $9,996,735)*	100.07%				10,123,447
Other assets and liabilities, net	(0.07)				(7,575)

Total net assets	100.00%				$10,115,872

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $9,996,735 and unrealized gains (losses) consists of:

Gross unrealized gains	$191,819
Gross unrealized losses	(65,107)

Net unrealized gains	$126,712

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real estate investment trust

12

Wells Fargo Factor Enhanced Emerging Markets Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Common stocks
Brazil	$549,433	$0	$0	$549,433
Chile	252,464	0	0	252,464
China	1,090,980	0	0	1,090,980
Colombia	86,552	0	0	86,552
Greece	29,315	0	0	29,315
Hong Kong	143,701	0	0	143,701
India	87,823	0	0	87,823
Indonesia	151,960	0	0	151,960
Luxembourg	9,389	0	0	9,389
Malaysia	331,510	0	0	331,510
Mexico	463,377	0	0	463,377
Philippines	210,320	0	0	210,320
Poland	136,059	0	0	136,059
Russia	0	267,765	0	267,765
Singapore	8,234	0	0	8,234
South Africa	425,562	0	0	425,562
South Korea	1,868,250	25,697	0	1,893,947
Taiwan	243,290	0	0	243,290
Thailand	502,535	0	0	502,535
Turkey	87,288	24,226	0	111,514
Exchange-traded funds
United States	2,704,890	0	0	2,704,890
Preferred stocks
Brazil	342,433	0	0	342,433
Chile	13,840	0	0	13,840
Colombia	16,205	0	0	16,205
Russia	0	14,028	0	14,028
Rights
South Africa	0	2,202	0	2,202
Short-term investments
Investment companies	34,119	0	0	34,119

Total assets	$9,789,529	$333,918	$0	$10,123,447

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.32%
Australia : 8.71%
AGL Energy Limited (Utilities, Multi-Utilities)	1,180	$23,104
Amcor Limited (Materials, Containers & Packaging)	2,086	23,777
APA Group (Utilities, Gas Utilities)	1,770	12,600
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,099	17,802
ASX Limited (Financials, Capital Markets)	378	14,358
Aurizon Holdings Limited (Industrials, Road & Rail)	3,636	14,860
Australia & New Zealand Banking Group Limited (Financials, Banks)	5,117	106,499
Bank of Queensland Limited (Financials, Banks)	1,149	9,528
Bendigo Bank Limited (Financials, Banks)	1,117	9,354
BHP Billiton Limited (Materials, Metals & Mining)	5,633	100,036
BlueScope Steel Limited (Materials, Metals & Mining)	1,140	9,741
Boral Limited (Materials, Construction Materials)	2,143	10,908
Brambles Limited (Industrials, Commercial Services & Supplies)	2,963	22,831
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	487	11,963
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	1,058	10,055
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,462	10,146
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	100	10,892
Commonwealth Bank of Australia (Financials, Banks)	3,020	178,740
Computershare Limited (Information Technology, IT Services)	932	9,979
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,072	10,315
CSL Limited (Health Care, Biotechnology)	805	77,336
Dexus Property Group (Real Estate, Equity REITs)	1,746	13,480
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	219	9,352
Downer EDI Limited (Industrials, Commercial Services & Supplies)	2,119	10,077
Fortescue Metals Group Limited (Materials, Metals & Mining)	3,440	12,397
Goodman Group (Real Estate, Equity REITs)	2,959	18,689
Healthscope Limited (Health Care, Health Care Providers & Services)	6,368	9,558
Iluka Resources Limited (Materials, Metals & Mining)	1,602	10,868
Incitec Pivot Limited (Materials, Chemicals)	3,839	9,756
Insurance Australia Group Limited (Financials, Insurance)	4,357	20,590
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	1,070	12,983
Macquarie Group Limited (Financials, Capital Markets)	567	37,770
Magellan Financial Group Limited (Financials, Capital Markets)	542	10,141
Medibank Private Limited (Financials, Insurance)	5,150	10,523
Mirvac Group (Real Estate, Equity REITs)	6,792	11,507
National Australia Bank Limited (Financials, Banks)	4,661	104,316
Newcrest Mining Limited (Materials, Metals & Mining)	1,412	22,180
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	2,147	11,343
Orica Limited (Materials, Chemicals)	714	10,441
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	3,170	18,137
Orora Limited (Materials, Containers & Packaging)	4,715	9,845
Qantas Airways Limited (Industrials, Airlines)	3,184	11,853
QBE Insurance Group Limited (Financials, Insurance)	2,453	23,513
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	246	12,600
Rio Tinto Limited (Materials, Metals & Mining)	758	35,377
Scentre Group (Real Estate, Equity REITs)	9,650	30,546
SEEK Limited (Industrials, Commercial Services & Supplies)	760	9,538
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	717	12,339
South32 Limited—Athens Exchange (Materials, Metals & Mining)	9,681	18,991
Spark Infrastructure Group (Utilities, Electric Utilities)	5,129	10,290
Stockland Australia (Real Estate, Equity REITs)	4,423	15,512
Suncorp Group Limited (Financials, Insurance)	2,300	23,653
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	3,995	22,086
Tatts Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,169	9,890
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	20,938	68,455
The GPT Group (Real Estate, Equity REITs)	2,945	11,467
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,599	10,004
Transurban Group (Industrials, Transportation Infrastructure)	3,634	33,267
Treasury Wine Estates Limited (Consumer Staples, Beverages)	1,338	12,945
Vicinity Centres (Real Estate, Equity REITs)	6,297	12,914
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	1,945	61,711
Westfield Corporation (Real Estate, Equity REITs)	3,889	24,505
Westpac Banking Corporation (Financials, Banks)	5,844	132,443
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,283	30,650

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Australia (continued)
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	2,245	$43,455
		1,746,781

Austria : 0.26%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	154	10,073
Andritz AG (Industrials, Machinery)	169	10,140
Buwog AG (Real Estate, Real Estate Management & Development)	352	9,984
OMV AG (Energy, Oil, Gas & Consumable Fuels)	223	11,625
Voestalpine AG (Materials, Metals & Mining)	227	10,278
		52,100

Belgium : 0.53%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	60	10,221
Ageas NV (Financials, Insurance)	333	13,446
Colruyt SA (Consumer Staples, Food & Staples Retailing)	186	10,291
Galapagos NV (Health Care, Biotechnology)†	116	9,653
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	286	10,279
Solvay SA (Materials, Chemicals)	124	16,214
Telenet Group Holding NV (Consumer Discretionary, Media)†	157	10,406
UCB SA (Health Care, Pharmaceuticals)	214	15,102
Umicore (Materials, Metals & Mining)	167	11,061
		106,673

Canada : 9.69%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	400	19,333
Agrium Incorporated (Materials, Chemicals)	300	27,720
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	700	32,377
Bank of Montreal (Financials, Banks)	1,100	73,833
Barrick Gold Corporation (Materials, Metals & Mining)	2,200	36,383
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	1,500	67,968
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	1,600	60,572
Canadian Imperial Bank of Commerce (Financials, Banks)	700	54,731
Canadian National Railway Company (Industrials, Road & Rail)	1,200	93,035
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	2,000	57,653
Canadian Pacific Railway Limited (Industrials, Road & Rail)	300	47,463
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	100	11,382
CGI Group Incorporated Class A (Information Technology, IT Services)†	500	24,788
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	200	18,526
Enbridge Incorporated—Toronto Exchange (Energy, Oil, Gas & Consumable Fuels)	2,900	111,633
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	1,800	17,496
Fortis Incorporated (Utilities, Electric Utilities)	700	23,044
Franco-Nevada Corporation (Materials, Metals & Mining)	300	22,401
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	400	11,581
Great-West Lifeco Incorporated (Financials, Insurance)	500	12,429
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	500	14,147
Intact Financial Corporation (Financials, Insurance)	200	13,737
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	700	13,862
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	400	22,608
Magna International Incorporated (Consumer Discretionary, Auto Components)	700	31,335
Manulife Financial Corporation (Financials, Insurance)	3,500	60,447
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	400	13,396
National Bank of Canada (Financials, Banks)	600	23,665
Open Text Corporation (Information Technology, Software)	500	16,319
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	700	22,370
Potash Corporation of Saskatchewan (Materials, Chemicals)	1,500	24,773
Power Corporation of Canada (Financials, Insurance)	700	14,934
Power Financial Corporation (Financials, Insurance)	400	9,547
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	400	24,473
RioCan REIT (Real Estate, Equity REITs)	600	11,237
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	600	27,982
Royal Bank of Canada (Financials, Banks)	2,600	179,711
Saputo Incorporated (Consumer Staples, Food Products)	400	13,355
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	800	17,091

2

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Canada (continued)
Sun Life Financial Incorporated (Financials, Insurance)	1,100	$36,114
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	3,000	93,896
Teck Resources Limited Class B (Materials, Metals & Mining)	800	14,243
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,000	34,008
The Bank of Nova Scotia (Financials, Banks)	2,100	118,490
The Toronto-Dominion Bank (Financials, Banks)	3,300	157,323
Thomson Corporation (Financials, Capital Markets)	500	21,808
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	1,500	69,634
Trisura Group Limited (Financials, Insurance)†	9	144
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	900	18,388
		1,943,385

Czech Republic : 0.05%
CEZ AS (Utilities, Electric Utilities)	529	10,058

Denmark : 2.05%
A.P. Moller Maersk AS Class B (Industrials, Marine)	13	24,757
Carlsberg AS Class B (Consumer Staples, Beverages)	193	21,015
Christian Hansen Holding AS (Materials, Chemicals)	180	12,605
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	203	17,383
Danske Bank AS (Financials, Banks)	1,265	47,513
DONG Energy AS (Utilities, Electric Utilities)144A	252	11,003
DSV AS (Industrials, Road & Rail)	347	21,125
Genmab AS (Health Care, Biotechnology)†	109	23,260
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	341	10,403
H. Lundbeck AS (Health Care, Pharmaceuticals)	197	10,511
ISS AS (Industrials, Commercial Services & Supplies)	285	11,815
Jyske Bank AS (Financials, Banks)	186	9,955
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	3,332	141,604
Novozymes AS Class B (Materials, Chemicals)	399	18,066
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	216	20,470
TDC AS (Telecommunication Services, Diversified Telecommunication Services)	1,811	10,812
		412,297

Finland : 1.05%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	435	10,091
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	262	10,204
Fortum Oyj (Utilities, Electric Utilities)	716	11,405
Huhtamaki Oyj (Materials, Containers & Packaging)	256	9,944
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	200	10,389
Kone Oyj Class B (Industrials, Machinery)	694	34,388
Metso Oyj (Industrials, Machinery)	292	9,932
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	240	9,541
Orion Oyj Class B (Health Care, Pharmaceuticals)	163	10,547
Sampo Oyj Class A (Financials, Insurance)	839	42,629
Stora Enso Oyj (Materials, Paper & Forest Products)	939	11,877
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	853	24,051
Wartsila Oyj (Industrials, Machinery)	254	15,080
		210,078

France : 7.51%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	68	10,393
Air Liquide SA (Materials, Chemicals)	682	83,124
Amundi SA (Financials, Diversified Financial Services)	146	9,990
Arkema SA (Materials, Chemicals)	124	12,957
Atos Origin SA (Information Technology, IT Services)	160	22,952
Bouygues SA (Industrials, Construction & Engineering)	490	20,988
Bureau Veritas SA (Industrials, Professional Services)	471	10,796
Capgemini SA (Information Technology, IT Services)	304	31,472
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	167	10,297
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	84	23,987
Cie Generale des Establissements Michelin SA (Consumer Discretionary, Auto Components)	310	39,003
CNP Assurances SA (Financials, Insurance)	471	10,360
Dassault Aviation SA (Industrials, Aerospace & Defense)	7	10,440

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
France (continued)
Dassault Systemes SA (Information Technology, Software)	237	$21,868
Edenred SA (Industrials, Commercial Services & Supplies)	418	11,025
Eiffage SA (Industrials, Construction & Engineering)	155	14,095
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	379	50,387
Eutelsat Communications SA (Consumer Discretionary, Media)	399	10,264
Gecina SA (Real Estate, Equity REITs)	71	10,915
Groupe Danone SA (Consumer Staples, Food Products)	1,073	79,650
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	38	18,780
ICADE (Real Estate, Equity REITs)	126	10,158
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	42	10,894
Ipsen SA (Health Care, Pharmaceuticals)	81	10,214
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	123	40,678
Lagardere SCA (Consumer Discretionary, Media)	322	10,121
Legrand SA (Industrials, Electrical Equipment)	469	32,154
Orpea SA (Health Care, Health Care Providers & Services)	92	10,438
Pernod-Ricard SA (Consumer Staples, Beverages)	364	49,436
Publicis Groupe SA (Consumer Discretionary, Media)	365	27,943
Rexel SA (Industrials, Trading Companies & Distributors)	586	10,322
Rubis SA (Utilities, Gas Utilities)	87	10,081
Sanofi SA (Health Care, Pharmaceuticals)	2,068	204,827
SCOR SE (Financials, Insurance)	302	11,889
SEB SA (Consumer Discretionary, Household Durables)	60	10,528
Societe BIC SA (Industrials, Commercial Services & Supplies)	81	9,895
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	148	20,192
Suez Environnement Company SA (Utilities, Multi-Utilities)	594	10,836
Teleperformance SE (Industrials, Professional Services)	98	12,820
Thales SA (Industrials, Aerospace & Defense)	179	19,770
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,300	228,333
Ubisoft Entertainment SA (Information Technology, Software)†	187	10,405
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	176	45,404
Valeo SA (Consumer Discretionary, Auto Components)	425	29,586
Veolia Environnement SA (Utilities, Multi-Utilities)	1,000	22,006
Vinci SA (Industrials, Construction & Engineering)	972	84,873
Vivendi SA (Consumer Discretionary, Media)	1,803	39,100
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	382	10,119
		1,506,765

Germany : 9.07%
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	343	65,599
Allianz AG (Financials, Insurance)	804	154,352
BASF SE (Materials, Chemicals)	1,617	152,292
Bayer AG (Health Care, Pharmaceuticals)	1,461	193,827
Beiersdorf AG (Consumer Staples, Personal Products)	178	19,116
Brenntag AG (Materials, Chemicals)	266	15,389
Covestro AG (Materials, Chemicals)144A	134	10,022
Deutsche Boerse AG (Financials, Capital Markets)	346	35,945
Deutsche Lufthansa AG (Industrials, Airlines)	548	10,647
Deutsche Post AG (Industrials, Air Freight & Logistics)	1,750	63,920
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	5,555	110,608
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	568	22,278
Duerr AG (Industrials, Machinery)	93	10,143
E.ON SE (Utilities, Multi-Utilities)	3,575	31,276
Evonik Industries AG (Materials, Chemicals)	285	9,814
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	287	10,248
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	365	34,918
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	707	60,527
Hannover Rueck SE (Financials, Insurance)	105	12,503
Hochtief AG (Industrials, Construction & Engineering)	55	10,117
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	128	9,638
K&S AG (Materials, Chemicals)	377	9,645
Kion Group AG (Industrials, Machinery)	136	10,062
LANXESS AG (Materials, Chemicals)	169	12,611
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	118	11,124
Linde AG (Materials, Chemicals)	312	59,565
Merck KGaA (Health Care, Pharmaceuticals)	220	26,555
Metro AG (Consumer Staples, Food & Staples Retailing)	292	9,775
MTU Aero Engines AG (Industrials, Aerospace & Defense)	91	12,839
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	282	55,675

4

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Germany (continued)
Osram Licht AG (Industrials, Electrical Equipment)	142	$10,874
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	416	17,662
Rheinmetall AG (Industrials, Industrial Conglomerates)	105	10,077
SAP SE (Information Technology, Software)	1,763	189,016
Siemens AG (Industrials, Industrial Conglomerates)	1,502	214,368
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	135	9,766
Symrise AG (Materials, Chemicals)	220	15,809
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	2,147	10,680
TUI AG—BATS Exchange (Consumer Discretionary, Hotels, Restaurants & Leisure)	785	12,117
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	565	11,015
United Internet AG (Information Technology, Internet Software & Services)	225	12,377
Vonovia SE (Real Estate, Real Estate Management & Development)	761	29,899
Wirecard AG (Information Technology, IT Services)	206	13,730
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail)144A†	222	10,601
		1,819,021

Hong Kong : 3.33%
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	700	10,043
Cheung Kong Property Holding Limited (Real Estate, Real Estate Management & Development)	5,000	37,536
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	5,000	65,190
CLP Holdings Limited (Utilities, Electric Utilities)	3,500	38,267
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,000	28,906
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	2,000	8,290
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	4,000	10,343
Hang Seng Bank Limited (Financials, Banks)	1,300	27,443
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	2,000	12,923
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	14,000	29,931
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	2,100	53,008
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	2,200	16,632
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	8,000	10,472
Hopewell Holdings (Industrials, Industrial Conglomerates)	2,500	9,384
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	2,000	9,445
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	400	25,556
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	300	12,591
Link REIT (Real Estate, Equity REITs)	4,000	31,569
MTR Corporation Limited (Industrials, Road & Rail)	2,500	14,244
New World Development Limited (Real Estate, Real Estate Management & Development)	10,000	12,448
NWS Holdings Limited (Industrials, Industrial Conglomerates)	5,000	9,676
Power Assets Holdings Limited (Utilities, Electric Utilities)	2,500	22,393
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,400	20,299
Sino Land Company (Real Estate, Real Estate Management & Development)	6,000	10,441
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	3,000	44,389
Swire Pacific Limited (Financials, Real Estate Management & Development)	1,000	9,843
Swire Properties Limited (Real Estate, Real Estate Management & Development)	3,000	10,010
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	3,000	14,187
The Bank of East Asia Limited (Financials, Banks)	2,600	10,977
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	2,000	17,016
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	2,000	14,963
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	4,800	10,656
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,500	9,961
		669,032

Ireland : 0.69%
CRH plc (Materials, Construction Materials)	1,419	51,097
DCC plc (Industrials, Industrial Conglomerates)	159	15,109
Glanbia plc (Consumer Staples, Food Products)	495	10,065
Kerry Group plc Class A (Consumer Staples, Food Products)	255	22,512
Kingspan Group plc (Industrials, Building Products)	286	9,911
Ryanair Holdings plc (Industrials, Airlines)†	998	20,180
Smurfit Kappa Group plc (Materials, Containers & Packaging)	358	10,076
		138,950

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Italy : 1.03%
Assicurazioni Generali SpA (Financials, Insurance)	2,409	$38,021
Atlantia SpA (Industrials, Transportation Infrastructure)	807	22,464
Enel SpA (Utilities, Electric Utilities)	13,485	72,076
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	410	9,985
Poste Italiane SpA (Financials, Insurance)	1,403	9,866
Prysmian SpA (Industrials, Electrical Equipment)	390	10,852
Recordati SpA (Health Care, Pharmaceuticals)	249	10,017
Snam SpA (Energy, Oil, Gas & Consumable Fuels)	4,233	19,410
Terna SpA (Utilities, Electric Utilities)	2,392	13,516
		206,207

Japan : 18.75%
Activia Properties Incorporated (Real Estate, Equity REITs)	2	9,228
Advance Residence Investment Corporation (Real Estate, Equity REITs)	4	10,611
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,500	22,659
Air Water Incorporated (Materials, Chemicals)	600	10,792
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	400	19,720
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	1,000	21,409
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	500	9,643
All Nippon Airways Company Limited (Industrials, Airlines)	6,000	19,661
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	400	11,233
Aozora Bank Limited (Financials, Banks)	3,000	11,025
Asahi Breweries Limited (Consumer Staples, Beverages)	800	31,935
Asahi Glass Company Limited (Industrials, Building Products)	2,000	16,325
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	200	9,246
Asahi Kasei Corporation (Materials, Chemicals)	2,000	19,223
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	3,900	49,247
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	400	14,284
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	300	11,011
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	500	11,097
CALBEE Incorporated (Consumer Staples, Food Products)	300	11,621
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	1,900	64,849
Chiba Bank Limited (Financials, Banks)	2,000	13,129
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,300	17,648
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	400	15,205
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	300	9,670
Credit Saison Company Limited (Financials, Consumer Finance)	500	9,282
CyberAgent Incorporated (Consumer Discretionary, Media)	300	10,835
Dai Ichi Mutual Life Insurance (Financials, Insurance)	2,100	34,975
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	11,115
Daicel Chemical Industries Limited (Materials, Chemicals)	900	10,654
Daifuku Company Limited (Industrials, Machinery)	300	9,142
Daikin Industries Limited (Industrials, Building Products)	500	49,007
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	100	15,774
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	1,200	39,213
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	4	10,301
Daiwa Securities Group Incorporated (Financials, Capital Markets)	3,000	18,244
Dena Company Limited (Information Technology, Internet Software & Services)	400	8,845
DIC Incorporated (Materials, Chemicals)	300	10,307
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	100	17,246
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	300	11,729
East Japan Railway Company (Industrials, Road & Rail)	700	67,093
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	400	10,622
Ezaki Glico Company Limited (Consumer Staples, Food Products)	200	11,287
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	200	11,233
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	2,000	10,709
Fujitsu Limited (Information Technology, IT Services)	3,000	21,882
Fukuoka Financial Group Incorporated (Financials, Banks)	2,000	8,993
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	700	9,260
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	400	14,393
Haseko Corporation (Consumer Discretionary, Household Durables)	800	10,156
Hino Motors Limited (Industrials, Machinery)	800	9,716
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	13,345
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	200	10,059

6

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Japan (continued)
Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	$11,919
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	9,000	54,341
Hitachi Metals Limited (Materials, Metals & Mining)	800	10,655
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	700	34,472
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	300	8,397
IHI Corporation (Industrials, Machinery)	3,000	11,269
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	700	11,554
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	1,900	17,473
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	1,000	10,086
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	1,100	13,438
Itochu Corporation (Industrials, Trading Companies & Distributors)	2,700	38,349
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	700	9,892
Japan Airlines Company Limited (Industrials, Airlines)	700	20,510
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	300	11,756
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	15	10,876
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	3	11,472
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	5	9,720
JSR Corporation (Materials, Chemicals)	600	10,066
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	6,100	26,570
Kajima Corporation (Industrials, Construction & Engineering)	2,000	15,368
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	10,230
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,500	21,000
Kansai Paint Company Limited (Materials, Chemicals)	500	10,813
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	3,200	88,589
Keikyu Corporation (Industrials, Road & Rail)	1,000	11,901
Kewpie Corporation (Consumer Staples, Food Products)	400	10,438
Kikkoman Corporation (Consumer Staples, Food Products)	400	12,533
Kintetsu Corporation (Industrials, Road & Rail)	3,000	11,567
Kirin Brewery Company Limited (Consumer Staples, Beverages)	1,600	33,755
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	200	11,792
Koito Manufacturing Company Limited (Consumer Discretionary, Auto Components)	200	10,528
Komatsu Limited (Industrials, Machinery)	1,700	40,424
Konami Holdings Corporation (Information Technology, Software)	200	9,824
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	1,200	9,437
Kuraray Company Limited (Materials, Chemicals)	600	10,786
Kurita Water Industries Limited (Industrials, Machinery)	400	10,586
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	900	11,149
Kyushu Financial Group Incorporated (Financials, Banks)	1,600	9,838
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	200	13,634
Lion Corporation (Consumer Staples, Household Products)	500	10,582
LIXIL Group Corporation (Industrials, Building Products)	500	12,158
M3 Incorporated (Health Care, Health Care Technology)	400	11,503
Makita Corporation (Industrials, Machinery)	500	18,826
Marubeni Corporation (Industrials, Trading Companies & Distributors)	2,900	17,911
Mebuki Financial Group Incorporated (Financials, Banks)	2,600	10,165
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	600	11,041
Meiji Holdings Company Limited (Consumer Staples, Food Products)	300	24,542
Minebea Company Limited (Industrials, Machinery)	800	13,053
Misumi Group Incorporated (Industrials, Trading Companies & Distributors)	500	11,287
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	2,600	19,685
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	2,800	56,076
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	3,700	51,015
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	500	10,312
Mitsubishi Materials Corporation (Materials, Metals & Mining)	400	11,287
Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	500	11,120
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	2,000	10,203
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	9,932
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	8,614
Morinaga & Company Limited (Consumer Staples, Food Products)	200	11,919
Nabtesco Corporation (Industrials, Machinery)	400	11,738
Nagoya Railroad Company Limited (Industrials, Road & Rail)	2,000	9,336
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	2,000	10,582
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5,000	12,957
Nichirei Corporation (Consumer Staples, Food Products)	400	11,449
Nikon Corporation (Consumer Discretionary, Household Durables)	700	10,789
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	12,334

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	5	$10,867
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	200	11,666
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	2,500	119,819
Nippon Television Network Corporation (Consumer Discretionary, Media)	600	9,400
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	600	9,909
Nissin Food Products Company Limited (Consumer Staples, Food Products)	200	12,623
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	200	29,237
Nitto Denko Corporation (Materials, Chemicals)	300	24,084
NKSJ Holdings Incorporated (Financials, Insurance)	700	27,014
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	500	10,772
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	7	10,530
Nomura Research Institute Limited (Information Technology, IT Services)	300	11,418
NSK Limited (Industrials, Machinery)	900	10,727
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	2,200	53,972
Obayashi Corporation (Industrials, Construction & Engineering)	1,300	14,367
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	16,722
ORIX JREIT Incorporated (Real Estate, Equity REITs)	6	9,502
Osaka Gas Company Limited (Utilities, Gas Utilities)	4,000	15,794
Otsuka Corporation (Information Technology, IT Services)	200	12,298
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	900	40,591
Panasonic Corporation (Consumer Discretionary, Household Durables)	4,100	52,587
Park24 Company Limited (Industrials, Commercial Services & Supplies)	400	11,160
Pigeon Corporation (Consumer Staples, Household Products)	300	10,348
Recruit Holdings Company Limited (Industrials, Professional Services)	900	47,702
Resona Holdings Incorporated (Financials, Banks)	4,300	22,003
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	100	26,032
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	700	9,639
SBI Holdings Incorporated (Financials, Capital Markets)	800	10,358
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	100	7,278
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	600	12,585
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	800	14,057
Sharp Corporation (Consumer Discretionary, Household Durables)†	3,000	10,971
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	9,670
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	100	12,840
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	10,077
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	700	62,776
Shinsei Bank Limited (Financials, Banks)	6,000	9,698
Shionogi & Company Limited (Health Care, Pharmaceuticals)	500	26,722
Showa Denko KK (Materials, Chemicals)	500	9,720
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	1,500	121,937
Sojitz Corporation (Industrials, Trading Companies & Distributors)	4,100	9,884
Square Enix Company Limited (Information Technology, Software)	300	9,508
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	300	9,034
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	400	9,983
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,100	26,783
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	600	9,156
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	1,400	22,191
Sumitomo Heavy Industries Limited (Industrials, Machinery)	2,000	13,038
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	600	10,228
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	300	11,675
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	200	9,716
Suruga Bank Limited (Financials, Banks)	500	10,840
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	800	37,670
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	300	17,824
T&D Holdings Incorporated (Financials, Insurance)	1,200	16,979
Taiheiyo Cement Corporation (Materials, Construction Materials)	3,000	9,643
Taisei Corporation (Industrials, Construction & Engineering)	2,000	17,084
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	100	7,810
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	9,291
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,300	66,990
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	200	12,081
Teijin Limited (Materials, Chemicals)	500	9,341
Temp Holdings Company Limited (Industrials, Professional Services)	500	9,874
The Chugoku Bank Limited (Financials, Banks)	700	9,835
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	900	10,247
The Hachijuni Bank Limited (Financials, Banks)	1,700	9,778
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	500	9,752

8

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Japan (continued)
THK Company Limited (Industrials, Machinery)	400	$11,178
Tobu Railway Company Limited (Industrials, Road & Rail)	2,000	10,673
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	8,871
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	7,711
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	900	13,360
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	600	9,941
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	300	42,501
Tokyo Gas Company Limited (Utilities, Gas Utilities)	4,000	20,767
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	11,016
Toray Industries Incorporated (Materials, Chemicals)	2,900	24,219
Tosoh Corporation (Materials, Chemicals)	1,000	8,497
TOTO Limited (Industrials, Building Products)	300	11,431
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	300	11,688
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	400	12,262
Trend Micro Incorporated (Information Technology, Software)	200	10,041
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	100	11,088
Unicharm Corporation (Consumer Staples, Household Products)	800	21,642
United Urban Investment Corporation (Real Estate, Equity REITs)	7	10,302
USS Company Limited (Consumer Discretionary, Specialty Retail)	500	10,063
West Japan Railway Company (Industrials, Road & Rail)	300	20,825
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	2,300	10,342
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	14,140
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	2,000	10,492
Yamaha Corporation (Consumer Discretionary, Leisure Products)	300	9,698
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	500	10,361
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	9,955
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	600	10,407
		3,762,489

Luxembourg : 0.23%
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	2,141	10,049
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	19	10,090
SES SA (Consumer Discretionary, Media)	672	16,623
Subsea 7 SA (Energy, Energy Equipment & Services)	639	9,189
		45,951

Netherlands : 3.06%
Aalberts Industries NV (Industrials, Machinery)	256	10,353
ABN AMRO Group NV (Financials, Banks)144A	482	12,429
Airbus Group NV (Industrials, Aerospace & Defense)	1,004	82,411
Akzo Nobel NV (Materials, Chemicals)	440	36,828
Exor NV (Financials, Diversified Financial Services)	198	11,043
Ferrari NV (Consumer Discretionary, Automobiles)	227	19,635
Gemalto NV (Information Technology, Software)	163	9,672
Heineken Holding NV (Consumer Staples, Beverages)	155	14,408
Heineken NV (Consumer Staples, Beverages)	371	36,538
IMCD Group NV (Industrials, Trading Companies & Distributors)	181	9,959
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	2,203	48,579
Koninklijke DSM NV (Materials, Chemicals)	305	22,702
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	215	9,736
NN Group NV (Financials, Insurance)	584	20,993
Qiagen NV (Health Care, Life Sciences Tools & Services)	410	13,803
Randstad Holdings NV (Industrials, Professional Services)	224	12,959
RELX NV (Industrials, Professional Services)	1,678	34,816
SBM Offshore NV (Energy, Energy Equipment & Services)	599	9,225
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,130	18,622
Unilever NV (Consumer Staples, Personal Products)	2,771	157,819
Wolters Kluwer NV (Consumer Discretionary, Media)	504	22,109
		614,639

New Zealand : 0.26%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,110	10,450

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
New Zealand (continued)
Contact Energy Limited (Utilities, Electric Utilities)	2,816	$10,295
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	1,423	10,788
Fletcher Building Limited (Materials, Construction Materials)	1,778	9,523
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	3,987	10,621
		51,677

Norway : 0.78%
Den Norske Bank ASA (Financials, Banks)	1,576	26,692
Gjensidige Forsikring ASA (Financials, Insurance)	616	9,930
Marine Harvest ASA (Consumer Staples, Food Products)	673	11,788
Norsk Hydro ASA (Materials, Metals & Mining)	2,325	12,529
Orkla ASA (Consumer Staples, Food Products)	1,401	14,003
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	1,862	32,373
Storebrand ASA (Financials, Insurance)	1,474	9,621
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,169	19,300
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	465	9,686
Yara International ASA (Materials, Chemicals)	274	10,186
		156,108

Portugal : 0.20%
Energias de Portugal SA (Utilities, Electric Utilities)	4,473	16,451
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	860	13,264
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	512	10,192
		39,907

Singapore : 1.52%
Ascendas REIT (Real Estate, Equity REITs)	5,400	10,225
CapitaLand Limited (Real Estate, Real Estate Management & Development)	4,800	12,350
CapitaLand Mall Trust (Real Estate, Equity REITs)	7,100	10,211
City Developments Limited (Real Estate, Real Estate Management & Development)	1,300	10,006
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	5,700	9,887
DBS Group Holdings Limited (Financials, Banks)	3,100	45,862
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,100	10,319
Global Logistic Properties Limited (Real Estate, Real Estate Management & Development)	5,200	10,899
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	300	9,501
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	2,600	12,083
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	5,000	37,907
Singapore Exchange Limited (Financials, Capital Markets)	1,900	9,983
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,200	9,622
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	3,800	10,216
Singapore Telecommunications Limited GDR (Telecommunication Services, Diversified Telecommunication Services)	11,900	32,080
United Overseas Bank Limited (Financials, Banks)	2,400	39,860
United Overseas Land Limited (Real Estate, Real Estate Management & Development)	2,000	10,118
Wilmar International Limited (Consumer Staples, Food Products)	5,100	13,048
		304,177

Spain : 2.12%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	1,149	21,020
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	366	14,622
Aena SA (Industrials, Transportation Infrastructure)144A	129	26,041
Amadeus IT Holding SA Class A (Information Technology, IT Services)	779	45,373
Bankinter SA (Financials, Banks)	1,091	10,045
Cellnex Telecom SA (Telecommunication Services, Diversified Telecommunication Services)144A	515	10,789
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	1,680	10,340
Enagas SA (Energy, Oil, Gas & Consumable Fuels)	384	11,416
Endesa SA (Utilities, Electric Utilities)	536	13,376
Gas Natural SDG SA (Utilities, Gas Utilities)	618	15,565
Grifols SA (Health Care, Biotechnology)	529	14,969
Iberdrola SA (Utilities, Electric Utilities)	10,154	80,963
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,908	78,007
Mapfre SA (Financials, Insurance)	2,868	10,200
Merlin Properties Socimi SA (Real Estate, Equity REITs)	808	10,248
Red Electrica Corporacion SA (Utilities, Electric Utilities)	767	17,211

10

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Spain (continued)
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	2,134	$35,755
		425,940

Sweden : 3.42%
Alfa Laval AB (Industrials, Machinery)	537	10,812
Atlas Copco AB Class A (Industrials, Machinery)	1,147	42,441
BillerudKorsnas AB (Materials, Containers & Packaging)	664	10,589
Boliden AB (Materials, Metals & Mining)	449	12,290
Castellum AB (Real Estate, Real Estate Management & Development)	696	10,386
Electrolux AB Class B (Consumer Discretionary, Household Durables)	407	13,070
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	964	9,655
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	492	10,240
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	1,636	40,752
Hexpol AB (Materials, Chemicals)	974	10,142
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	1,004	10,414
Industrivarden AB Class A (Financials, Diversified Financial Services)	407	10,237
Intrum Justitia AB (Industrials, Commercial Services & Supplies)	287	9,715
Investor AB Class B (Financials, Diversified Financial Services)	800	36,984
Nibe Industrier AB Class B (Industrials, Building Products)	1,078	10,065
Nordea Bank AB (Financials, Banks)	5,527	70,968
Saab AB Class B (Industrials, Aerospace & Defense)	205	10,666
Sandvik AB (Industrials, Machinery)	1,976	30,965
Securitas AB (Industrials, Commercial Services & Supplies)	633	10,087
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	2,713	32,713
Skanska AB Class B (Industrials, Construction & Engineering)	672	15,997
SKF AB Class B (Industrials, Machinery)	677	13,849
Svenska Cellulosa AB Class B (Consumer Staples, Household Products)	1,144	40,369
Svenska Handelsbanken AB Class A (Financials, Banks)	2,654	37,376
Swedbank AB Class A (Financials, Banks)	1,578	38,037
Swedish Match AB (Consumer Staples, Tobacco)	335	11,301
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	1,011	10,405
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	5,406	39,434
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	4,569	20,912
Trelleborg AB Class B (Industrials, Machinery)	438	10,301
Volvo AB Class B (Industrials, Machinery)	2,749	44,945
		686,117

Switzerland : 8.07%
ABB Limited (Industrials, Electrical Equipment)	3,671	92,216
Actelion Limited (Health Care, Biotechnology)	176	49,972
Adecco SA (Industrials, Professional Services)	310	23,109
Aryzta AG (Consumer Staples, Food Products)	278	8,777
Baloise Holding AG (Financials, Insurance)	82	12,547
Barry Callebaut AG (Consumer Staples, Food Products)	7	10,046
Clariant AG (Materials, Chemicals)	486	10,171
Coca-Cola HBC AG (Consumer Staples, Beverages)	348	10,102
dormakaba Holding AG (Industrials, Building Products)	11	9,932
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail)†	58	9,539
EMS-Chemie Holdings AG (Materials, Chemicals)	15	10,539
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	43	10,655
Geberit AG (Industrials, Building Products)	65	30,428
Georg Fischer AG (Industrials, Machinery)	11	10,375
Givaudan SA (Materials, Chemicals)	14	28,721
Helvetia Holding AG (Financials, Insurance)	18	10,417
Julius Baer Group Limited (Financials, Capital Markets)	400	20,711
Kuehne & Nagel International AG (Industrials, Marine)	94	15,169
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	313	11,440
Lonza Group AG (Health Care, Life Sciences Tools & Services)	110	22,783
Nestle SA (Consumer Staples, Food Products)	5,498	469,165
Partners Group Holding AG (Financials, Capital Markets)	39	23,898
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	110	10,375
Roche Holding AG (Health Care, Pharmaceuticals)	1,235	338,922
Schindler Holding AG—Participation Certificate (Industrials, Machinery)	69	14,797
SGS SA (Industrials, Professional Services)	10	23,798
Sika AG (Materials, Chemicals)	4	25,770

11

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Switzerland (continued)
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	86	$14,242
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	19	10,525
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	54	20,919
Swiss Life Holding AG (Financials, Insurance)	52	17,347
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	118	10,867
Swiss Reinsurance AG (Financials, Insurance)	560	51,054
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	40	19,179
Syngenta AG (Materials, Chemicals)	162	73,595
Temenos Group AG (Information Technology, Software)	110	10,233
Zurich Insurance Group AG (Financials, Insurance)	264	77,601
		1,619,936

United Kingdom : 16.94%
3i Group plc (Financials, Capital Markets)	1,715	19,777
Admiral Group plc (Financials, Insurance)	390	10,236
Aggreko plc (Industrials, Commercial Services & Supplies)	882	9,824
Antofagasta plc (Materials, Metals & Mining)	949	9,794
Ashtead Group plc (Industrials, Trading Companies & Distributors)	890	17,958
Associated British Foods plc (Consumer Staples, Food Products)	647	24,975
AstraZeneca plc (Health Care, Pharmaceuticals)	2,234	150,655
Auto Trader Group plc (Information Technology, Internet Software & Services)144A	1,894	10,154
Babcock International Group plc (Industrials, Commercial Services & Supplies)	819	9,845
BAE Systems plc (Industrials, Aerospace & Defense)	5,562	47,692
Barratt Developments plc (Consumer Discretionary, Household Durables)	1,751	13,818
BBA Aviation plc (Industrials, Transportation Infrastructure)	2,493	10,353
Bellway plc (Consumer Discretionary, Household Durables)	264	9,613
BHP Billiton plc (Materials, Metals & Mining)	3,731	56,389
Booker Group plc (Consumer Staples, Food & Staples Retailing)	3,870	9,948
BP plc (Energy, Oil, Gas & Consumable Fuels)	34,463	207,233
British American Tobacco plc (Consumer Staples, Tobacco)	3,293	234,631
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	15,437	61,569
Bunzl plc (Industrials, Trading Companies & Distributors)	580	18,174
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	782	18,287
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	318	20,363
Centamin plc (Materials, Metals & Mining)	4,562	9,787
Centrica plc (Utilities, Multi-Utilities)	9,764	25,576
Close Brothers Group plc (Financials, Capital Markets)	478	9,860
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,850	61,324
Croda International plc (Materials, Chemicals)	236	12,050
Derwent Valley Holdings plc (Real Estate, Equity REITs)	273	9,729
Diageo plc (Consumer Staples, Beverages)	4,444	133,241
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment)†	200	9,547
Direct Line Insurance Group plc (Financials, Insurance)	2,401	10,784
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	2,347	9,937
DS Smith plc (Materials, Containers & Packaging)	1,802	10,151
easyJet plc (Industrials, Airlines)	612	11,150
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	1,432	10,821
Experian Group Limited plc (Industrials, Professional Services)	1,667	34,752
Fresnillo plc (Materials, Metals & Mining)	481	9,767
G4S plc (Industrials, Commercial Services & Supplies)	2,737	11,461
GKN plc (Consumer Discretionary, Auto Components)	2,996	13,511
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	702	10,365
Hammerson plc (Real Estate, Equity REITs)	1,387	10,463
Hargreaves Lansdown plc (Financials, Capital Markets)	566	10,195
Hays plc (Industrials, Professional Services)	4,614	9,922
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	442	9,613
Hiscox Limited (Financials, Insurance)	637	10,079
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	1,666	9,724
HSBC Holdings plc (Financials, Banks)	35,680	310,586
IMI plc (Industrials, Machinery)	617	9,969
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	1,681	78,600
Inchcape plc (Consumer Discretionary, Distributors)	904	9,516
Indivior plc (Health Care, Pharmaceuticals)	2,377	9,975
Informa plc (Consumer Discretionary, Media)	1,400	12,104
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	976	10,060
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	341	19,213
Intermediate Capital Group (Financials, Capital Markets)	952	10,825
Investec plc (Financials, Capital Markets)	1,278	10,012

12

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
United Kingdom (continued)
ITV plc (Consumer Discretionary, Media)	6,374	$16,072
IWG plc (Industrials, Commercial Services & Supplies)	2,297	9,835
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	2,799	10,134
John Wood Group plc (Energy, Energy Equipment & Services)	986	9,090
Johnson Matthey plc (Materials, Chemicals)	351	14,074
Jupiter Fund Management plc (Financials, Capital Markets)	1,590	10,112
Just Eat plc (Information Technology, Internet Software & Services)†	1,264	10,936
Kingfisher plc (Consumer Discretionary, Specialty Retail)	3,765	15,771
Land Securities Group plc (Real Estate, Equity REITs)	1,334	18,391
Legal & General Group plc (Financials, Insurance)	10,531	34,166
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	2,765	13,627
Mediclinic International plc (Health Care, Health Care Providers & Services)	876	9,125
Meggitt plc (Industrials, Aerospace & Defense)	1,580	10,219
Melrose Industries plc (Industrials, Electrical Equipment)	3,356	10,345
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	1,494	10,183
Micro Focus International plc (Information Technology, Software)	402	12,400
Mondi plc (Materials, Paper & Forest Products)	595	15,517
National Grid plc (Utilities, Multi-Utilities)	6,430	90,262
Next plc (Consumer Discretionary, Multiline Retail)	256	14,381
Paysafe Group plc (Information Technology, IT Services)†	1,589	10,247
Pennon Group plc (Utilities, Water Utilities)	868	10,300
Persimmon plc (Consumer Discretionary, Household Durables)	536	16,954
Playtech plc (Information Technology, Software)	774	9,868
Provident Financial plc (Financials, Consumer Finance)	264	10,378
Randgold Resources Limited (Materials, Metals & Mining)	173	16,417
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	1,186	121,301
RELX plc (Industrials, Professional Services)	1,881	40,304
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	3,166	10,834
Rightmove plc (Information Technology, Internet Software & Services)	184	10,280
Rio Tinto plc (Materials, Metals & Mining)	2,117	84,625
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	7,842	212,745
RPC Group plc (Materials, Containers & Packaging)	914	10,104
RSA Insurance Group plc (Financials, Insurance)	1,738	14,007
Schroders plc (Financials, Capital Markets)	247	10,047
Segro plc (Real Estate, Equity REITs)	1,721	11,154
Severn Trent plc (Utilities, Water Utilities)	399	12,852
Sky plc (Consumer Discretionary, Media)	1,830	23,366
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	1,482	25,854
Smiths Group plc (Industrials, Industrial Conglomerates)	670	13,838
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	298	10,033
Spirax-Sarco Engineering plc (Industrials, Machinery)	147	10,749
SSE plc (Utilities, Electric Utilities)	1,748	33,896
Tate & Lyle plc (Consumer Staples, Food Products)	988	9,395
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	5,683	14,872
TechnipFMC plc -BATS Exchange (Energy, Energy Equipment & Services)†	793	22,529
Tesco plc (Consumer Staples, Food & Staples Retailing)†	13,697	32,419
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	242	10,152
The British Land Company plc (Real Estate, Equity REITs)	1,832	14,965
The Sage Group plc (Information Technology, Software)	2,004	18,604
TP Icap plc (Financials, Capital Markets)	1,629	10,018
Unilever plc (Consumer Staples, Personal Products)	2,319	129,422
United Business Media plc (Consumer Discretionary, Media)	1,087	10,126
United Utilities Group plc (Utilities, Water Utilities)	1,125	14,915
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	315	17,416
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,649	9,806
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	3,894	12,352
Wolseley plc (Industrials, Trading Companies & Distributors)	446	29,365
WPP plc (Consumer Discretionary, Media)	2,343	52,649
WS Atkins plc (Industrials, Professional Services)	369	9,894
		3,399,649

Total Common Stocks (Cost $19,879,512)		19,927,937

13

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name		Dividend yield	Shares	Value
Preferred Stocks : 0.45%
Germany : 0.45%
Fuchs Petrolub AG (Materials, Chemicals) ±		1.74%	184	$10,266
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.22	317	44,495
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles) ±		1.98	275	15,740
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies) ±		0.49	104	10,602
Schaeffler AG Preference (Consumer Discretionary, Auto Components) ±		3.29	584	9,647
Total Preferred Stocks (Cost $90,017)				90,750

		Yield
Short-Term Investments: 0.77%
Investment Companies : 0.77%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71	154,322	154,322

Total Short-Term Investments (Cost $154,322)				154,322

Total investments in securities (Cost $20,123,851)*	100.54%			20,173,009
Other assets and liabilities, net	(0.54)			(107,924)

Total net assets	100.00%			$20,065,085

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $20,123,851 and unrealized gains (losses) consists of:

Gross unrealized gains	$212,041
Gross unrealized losses	(162,883)

Net unrealized gains	$49,158

Abbreviations:
GDR	Global depositary receipt
plc	Public limited company
REIT	Real estate investment trust

14

Wells Fargo Factor Enhanced International Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management,

LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,746,781	$0	$0	$1,746,781
Austria	52,100	0	0	52,100
Belgium	106,673	0	0	106,673
Canada	1,943,385	0	0	1,943,385
Czech Republic	10,058	0	0	10,058
Denmark	412,297	0	0	412,297
Finland	210,078	0	0	210,078
France	1,506,765	0	0	1,506,765
Germany	1,819,021	0	0	1,819,021
Hong Kong	669,032	0	0	669,032
Ireland	138,950	0	0	138,950
Italy	206,207	0	0	206,207
Japan	3,762,489	0	0	3,762,489
Luxembourg	45,951	0	0	45,951
Netherlands	614,639	0	0	614,639
New Zealand	51,677	0	0	51,677
Norway	156,108	0	0	156,108
Portugal	39,907	0	0	39,907
Singapore	304,177	0	0	304,177
Spain	425,940	0	0	425,940
Sweden	686,117	0	0	686,117
Switzerland	1,619,936	0	0	1,619,936
United Kingdom	3,399,649	0	0	3,399,649
Preferred stocks
Germany	90,750	0	0	90,750
Short-term investments
Investment companies	154,322	0	0	154,322

Total assets	$20,173,009	$0	$0	$20,173,009

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.62%
Consumer Discretionary : 13.03%
Auto Components : 0.10%
Lear Corporation	70	$10,433
Automobiles : 0.71%
Ford Motor Company	2,688	29,891
General Motors Company	936	31,758
Harley-Davidson Incorporated	190	10,072
		71,721
Distributors : 0.20%
Genuine Parts Company	109	10,096
LKQ Corporation †	322	10,140
		20,236
Hotels, Restaurants & Leisure : 2.60%
Aramark	273	10,172
Carnival Corporation	248	15,889
Chipotle Mexican Grill Incorporated †	21	10,024
Darden Restaurants Incorporated	115	10,227
Domino’s Pizza Incorporated	51	10,798
Hilton Worldwide Holdings Incorporated	157	10,436
Marriott International Incorporated Class A	197	21,207
McDonald’s Corporation	527	79,519
Starbucks Corporation	901	57,313
Vail Resorts Incorporated	50	10,695
Wyndham Worldwide Corporation	105	10,604
Yum! Brands Incorporated	220	15,981
		262,865
Household Durables : 0.60%
D.R. Horton Incorporated	355	11,605
Mohawk Industries Incorporated †	49	11,726
Newell Rubbermaid Incorporated	333	17,632
Toll Brothers Incorporated	264	9,744
Whirlpool Corporation	56	10,390
		61,097
Leisure Products : 0.21%
Hasbro Incorporated	99	10,421
Mattel Incorporated	451	10,332
		20,753
Media : 4.05%
CBS Corporation Class B	253	15,461
Charter Communications Incorporated Class A †	135	46,649
Comcast Corporation Class A	3,024	126,071
DISH Network Corporation Class A †	157	10,012
Interpublic Group of Companies Incorporated	411	10,246
Omnicom Group Incorporated	157	13,144
Sirius XM Holdings Incorporated	2,037	10,694
The Walt Disney Company	945	102,003
Time Warner Incorporated	460	45,765
Twenty-First Century Fox Incorporated Class A	697	18,903
Viacom Incorporated Class B	284	9,880
		408,828

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Multiline Retail : 0.63%
Dollar General Corporation	172	$12,623
Dollar Tree Incorporated †	145	11,267
Kohl’s Corporation	267	10,261
Macy’s Incorporated	435	10,223
Target Corporation	351	19,358
		63,732
Specialty Retail : 3.07%
Advance Auto Parts Incorporated	66	8,820
AutoZone Incorporated †	18	10,907
Best Buy Company Incorporated	195	11,581
CarMax Incorporated †	163	10,241
Foot Locker Incorporated	170	10,100
L Brands Incorporated	204	10,526
Lowe’s Companies Incorporated	577	45,450
O’Reilly Automotive Incorporated †	63	15,251
Ross Stores Incorporated	265	16,939
The Home Depot Incorporated	772	118,510
The TJX Companies Incorporated	393	29,558
Tractor Supply Company	174	9,596
ULTA Beauty Incorporated †	40	12,194
		309,673
Textiles, Apparel & Luxury Goods : 0.86%
Coach Incorporated	221	10,212
HanesBrands Incorporated	483	9,974
Nike Incorporated Class B	832	44,088
PVH Corporation	100	10,595
VF Corporation	229	12,320
		87,189
Consumer Staples : 12.95%
Beverages : 2.76%
Brown-Forman Corporation Class B	189	9,819
Constellation Brands Incorporated Class A	105	19,189
Dr Pepper Snapple Group Incorporated	125	11,601
Molson Coors Brewing Company Class B	126	11,944
Monster Beverage Corporation †	289	14,612
PepsiCo Incorporated	882	103,079
The Coca-Cola Company	2,384	108,400
		278,644
Food & Staples Retailing : 2.68%
Costco Wholesale Corporation	277	49,979
CVS Health Corporation	689	52,936
Sysco Corporation	336	18,332
The Kroger Company	639	19,029
Wal-Mart Stores Incorporated	923	72,548
Walgreens Boots Alliance Incorporated	599	48,531
Whole Foods Market Incorporated	278	9,727
		271,082
Food Products : 2.37%
Archer Daniels Midland Company	364	15,135
Bunge Limited	144	11,516
Campbell Soup Company	179	10,319
ConAgra Foods Incorporated	270	10,406
General Mills Incorporated	355	20,143
Hormel Foods Corporation	287	9,652
Ingredion Incorporated	87	9,926
Kellogg Company	145	10,382

2

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Food Products (continued)
McCormick & Company Incorporated	99	$10,311
Mead Johnson Nutrition Company	115	10,283
Mondelez International Incorporated Class A	965	44,959
Pinnacle Foods Incorporated	168	10,468
The Hershey Company	89	10,259
The J.M. Smucker Company	79	10,100
The Kraft Heinz Company	382	35,220
Tyson Foods Incorporated Class A	177	10,149
		239,228
Household Products : 2.38%
Church & Dwight Company Incorporated	201	10,384
Colgate-Palmolive Company	554	42,303
Kimberly-Clark Corporation	224	29,060
The Clorox Company	85	11,537
The Procter & Gamble Company	1,667	146,846
		240,130
Personal Products : 0.33%
Coty Incorporated Class A	533	10,095
Edgewell Personal Care Company †	141	10,313
The Estee Lauder Companies Incorporated Class A	142	13,368
		33,776
Tobacco : 2.43%
Altria Group Incorporated	1,218	91,886
Philip Morris International	998	119,560
Reynolds American Incorporated	515	34,634
		246,080
Energy : 4.74%
Energy Equipment & Services : 0.60%
Baker Hughes Incorporated	287	15,828
Halliburton Company	563	25,442
National Oilwell Varco Incorporated	287	9,376
TechnipFMC plc †	344	9,959
		60,605
Oil, Gas & Consumable Fuels : 4.14%
Chevron Corporation	1,191	123,245
Exxon Mobil Corporation	2,611	210,186
Marathon Petroleum Corporation	349	18,162
ONEOK Incorporated	194	9,638
Phillips 66 Company	267	20,321
Targa Resources Corporation	196	9,002
Tesoro Corporation	120	9,989
Valero Energy Corporation	289	17,765
		418,308
Financials : 7.99%
Banks : 2.07%
Associated Banc-Corp	412	9,826
Bank of Hawaii Corporation	128	9,949
BB&T Corporation	561	23,366
CIT Group Incorporated	213	9,596
Citizens Financial Group Incorporated	379	12,924
Fifth Third Bancorp	556	13,199
M&T Bank Corporation	76	11,892

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Banks (continued)
PacWest Bancorp	212	$9,894
PNC Financial Services Group Incorporated	289	34,304
SunTrust Banks Incorporated	292	15,584
US Bancorp	966	49,160
Wintrust Financial Corporation	145	9,970
		209,664
Capital Markets : 1.32%
CME Group Incorporated	212	24,865
Eaton Vance Corporation	223	10,385
Intercontinental Exchange Incorporated	367	22,090
Moody’s Corporation	105	12,437
MSCI Incorporated	101	10,275
Raymond James Financial Incorporated	137	9,901
S&P Global Incorporated	161	22,992
SEI Investments Company	200	10,018
T. Rowe Price Group Incorporated	150	10,566
		133,529
Consumer Finance : 0.79%
Ally Financial Incorporated	532	9,863
American Express Company	490	37,701
Discover Financial Services	278	16,319
Synchrony Financial	577	15,492
		79,375
Diversified Financial Services : 1.32%
Berkshire Hathaway Incorporated Class B †	746	123,299
Leucadia National Corporation	406	9,902
		133,201
Insurance : 2.39%
AFLAC Incorporated	246	18,543
Alleghany Corporation †	18	10,572
American Financial Group Incorporated	103	10,285
Aon plc	158	20,684
Arthur J. Gallagher & Company	179	10,155
Cincinnati Financial Corporation	145	10,162
Everest Reinsurance Group Limited	41	10,441
Loews Corporation	218	10,281
Markel Corporation †	10	9,773
Marsh & McLennan Companies Incorporated	297	23,035
Principal Financial Group Incorporated	228	14,343
ProAssurance Corporation	172	10,243
Reinsurance Group of America Incorporated	80	9,961
The Allstate Corporation	197	17,009
The Progressive Corporation	337	14,299
The Travelers Companies Incorporated	149	18,603
Unum Group	232	10,435
Willis Towers Watson plc	84	12,317
		241,141
Mortgage REITs : 0.10%
Annaly Capital Management Incorporated	870	10,423
Health Care : 16.54%
Biotechnology : 1.85%
AbbVie Incorporated	1,027	67,803
Amgen Incorporated	479	74,360
Biogen Incorporated	142	35,183

4

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Bioverativ Incorporated †	182	$10,026
		187,372
Health Care Equipment & Supplies : 4.06%
Abbott Laboratories	1,112	50,774
Align Technology Incorporated †	72	10,454
Baxter International Incorporated	309	18,327
Becton Dickinson & Company	134	25,357
Boston Scientific Corporation †	874	23,624
C.R. Bard Incorporated	46	14,142
Danaher Corporation	373	31,683
Dentsply Sirona Incorporated	162	10,290
Edwards Lifesciences Corporation †	142	16,340
Hologic Incorporated †	233	10,091
IDEXX Laboratories Incorporated †	62	10,440
Intuitive Surgical Incorporated †	24	21,952
Medtronic plc	859	72,397
ResMed Incorporated	146	10,381
Stryker Corporation	190	27,162
Teleflex Incorporated	51	10,201
The Cooper Companies Incorporated	47	10,281
Varian Medical Systems Incorporated	105	10,397
West Pharmaceutical Services Incorporated	105	10,187
Zimmer Biomet Holdings Incorporated	135	16,093
		410,573
Health Care Providers & Services : 3.58%
Aetna Incorporated	213	30,855
AmerisourceBergen Corporation	115	10,554
Anthem Incorporated	166	30,270
Cardinal Health Incorporated	212	15,749
Centene Corporation †	133	9,660
Cigna Corporation	158	25,474
DaVita HealthCare Partners Incorporated †	155	10,270
Express Scripts Holding Company †	401	23,960
HCA Holdings Incorporated †	203	16,628
Henry Schein Incorporated †	56	10,302
Humana Incorporated	92	21,368
Laboratory Corporation of America Holdings †	72	10,008
McKesson Corporation	149	24,300
Quest Diagnostics Incorporated	98	10,659
UnitedHealth Group Incorporated	577	101,079
WellCare Health Plans Incorporated †	59	10,136
		361,272
Health Care Technology : 0.13%
Cerner Corporation †	200	13,070
Life Sciences Tools & Services : 0.98%
Agilent Technologies Incorporated	225	13,577
Mettler-Toledo International Incorporated †	18	10,491
PerkinElmer Incorporated	161	10,153
Quintiles Transnational Holdings Incorporated †	120	10,373
Thermo Fisher Scientific Incorporated	254	43,889
Waters Corporation †	57	10,238
		98,721
Pharmaceuticals : 5.94%
Bristol-Myers Squibb Company	1,081	58,320
Eli Lilly & Company	632	50,288
Johnson & Johnson	1,726	221,360
Merck & Company Incorporated	1,764	114,854
Perrigo Company plc	141	10,272

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Pharmaceuticals (continued)
Pfizer Incorporated	3,845	$125,539
Zoetis Incorporated	323	20,116
		600,749
Industrials : 11.49%
Aerospace & Defense : 3.08%
General Dynamics Corporation	155	31,504
Huntington Ingalls Industries Incorporated	51	9,986
L-3 Technologies Incorporated	61	10,284
Lockheed Martin Corporation	143	40,202
Northrop Grumman Corporation	101	26,181
Raytheon Company	174	28,538
Rockwell Collins Incorporated	97	10,578
Spirit AeroSystems Holdings Incorporated Class A	187	10,190
Teledyne Technologies Incorporated †	78	10,258
Textron Incorporated	215	10,277
The Boeing Company	359	67,359
United Technologies Corporation	459	55,668
		311,025
Air Freight & Logistics : 0.95%
C.H. Robinson Worldwide Incorporated	148	9,917
FedEx Corporation	160	31,014
United Parcel Service Incorporated Class B	423	44,825
XPO Logistics Incorporated †	189	9,941
		95,697
Airlines : 0.65%
Alaska Air Group Incorporated	118	10,272
American Airlines Group Incorporated	357	17,282
Southwest Airlines Company	389	23,375
United Continental Holdings Incorporated †	181	14,420
		65,349
Building Products : 0.46%
A.O. Smith Corporation	186	10,206
Allegion plc	127	9,986
Johnson Controls International plc	632	26,392
		46,584
Commercial Services & Supplies : 0.58%
Cintas Corporation	83	10,448
Deluxe Corporation	148	10,088
Republic Services Incorporated	163	10,368
Stericycle Incorporated †	120	9,812
Waste Management Incorporated	246	17,936
		58,652
Construction & Engineering : 0.19%
Fluor Corporation	218	9,779
Jacobs Engineering Group Incorporated	189	9,907
		19,686
Electrical Equipment : 0.81%
AMETEK Incorporated	167	10,190
Eaton Corporation plc	293	22,672
Emerson Electric Company	411	24,298
Regal-Beloit Corporation	127	10,058

6

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Rockwell Automation Incorporated	89	$14,126
		81,344
Industrial Conglomerates : 1.49%
3M Company	356	72,791
Honeywell International Incorporated	460	61,175
Roper Industries Incorporated	73	16,586
		150,552
Machinery : 1.81%
Cummins Incorporated	118	18,609
Deere & Company	191	23,390
Donaldson Company Incorporated	214	10,263
Dover Corporation	120	9,906
Fortive Corporation	206	12,865
IDEX Corporation	94	10,196
Illinois Tool Works Incorporated	192	27,114
Ingersoll-Rand plc	165	14,784
Parker-Hannifin Corporation	90	14,172
Snap-on Incorporated	60	9,700
Stanley Black & Decker Incorporated	83	11,424
The Toro Company	150	10,274
Xylem Incorporated	192	10,011
		182,708
Professional Services : 0.60%
Equifax Incorporated	75	10,260
IHS Markit Limited †	226	10,362
Manpower Incorporated	98	9,983
Nielsen Holdings plc	257	9,889
Robert Half International Incorporated	216	10,042
Verisk Analytics Incorporated †	126	10,192
		60,728
Road & Rail : 0.68%
CSX Corporation	637	34,506
Norfolk Southern Corporation	196	24,310
Old Dominion Freight Line Incorporated	116	10,361
		69,177
Trading Companies & Distributors : 0.19%
HD Supply Holdings Incorporated †	239	9,644
W.W. Grainger Incorporated	57	9,820
		19,464
Information Technology : 15.13%
Communications Equipment : 1.46%
Cisco Systems Incorporated	3,062	96,545
CommScope Holdings Incorporated †	270	9,987
F5 Networks Incorporated †	79	10,122
Harris Corporation	93	10,431
Juniper Networks Incorporated	339	9,943
Motorola Solutions Incorporated	124	10,363
		147,391
Electronic Equipment, Instruments & Components : 0.72%
Amphenol Corporation Class A	167	12,458
Arrow Electronics Incorporated †	135	10,205

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet Incorporated	270	$9,904
CDW Corporation of Delaware	175	10,532
Corning Incorporated	666	19,381
Keysight Technologies Incorporated †	267	10,317
		72,797
Internet Software & Services : 4.18%
Akamai Technologies Incorporated †	211	9,949
Alphabet Incorporated Class A †	188	185,573
Alphabet Incorporated Class C †	190	183,323
eBay Incorporated †	670	22,981
IAC/InterActive Corp †	97	10,315
VeriSign Incorporated †	112	10,098
		422,239
IT Services : 3.40%
Accenture plc Class A	391	48,668
Alliance Data Systems Corporation	43	10,369
Amdocs Limited	156	10,106
Automatic Data Processing Incorporated	258	26,411
Broadridge Financial Solutions Incorporated	136	10,321
Cognizant Technology Solutions Corporation Class A	391	26,162
DXC Technology Company	128	9,923
Fidelity National Information Services Incorporated	208	17,861
Fiserv Incorporated †	130	16,286
Gartner Incorporated †	88	10,525
Global Payments Incorporated	111	10,169
International Business Machines Corporation	549	83,794
Jack Henry & Associates Incorporated	99	10,515
Leidos Holdings Incorporated	192	10,668
Paychex Incorporated	199	11,787
The Western Union Company	526	10,005
Total System Services Incorporated	171	10,183
Vantiv Incorporated Class A †	163	10,223
		343,976
Semiconductors & Semiconductor Equipment : 3.15%
Advanced Micro Devices Incorporated †	876	9,802
Applied Materials Incorporated	680	31,198
Intel Corporation	2,901	104,755
KLA-Tencor Corporation	104	10,816
Lam Research Corporation	107	16,603
Maxim Integrated Products Incorporated	213	10,181
Microchip Technology Incorporated	125	10,413
NVIDIA Corporation	328	47,347
ON Semiconductor Corporation †	649	10,047
Teradyne Incorporated	287	10,203
Texas Instruments Incorporated	574	47,349
Xilinx Incorporated	150	10,007
		318,721
Software : 1.61%
Activision Blizzard Incorporated	441	25,834
Ansys Incorporated †	82	10,359
CA Incorporated	320	10,166
Cadence Design Systems Incorporated †	305	10,718
CDK Global Incorporated	163	10,018
Citrix Systems Incorporated	121	9,987
Electronic Arts Incorporated †	186	21,079
Intuit Incorporated	152	21,377
PTC Incorporated †	182	10,480
SS&C Technologies Holdings Incorporated	271	10,184
Symantec Corporation	401	12,154

8

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Software (continued)
Synopsys Incorporated †	141	$10,557
		162,913
Technology Hardware, Storage & Peripherals : 0.61%
Hewlett Packard Enterprise Company	1,086	20,428
HP Incorporated	1,084	20,336
NetApp Incorporated	253	10,244
Seagate Technology plc	235	10,239
		61,247
Materials : 4.24%
Chemicals : 3.05%
Air Products & Chemicals Incorporated	128	18,440
Albemarle Corporation	91	10,338
Axalta Coating Systems Limited †	320	10,016
Celanese Corporation Series A	118	10,213
Dow Chemical Company	759	47,028
E.I. du Pont de Nemours & Company	561	44,274
Eastman Chemical Company	127	10,174
Ecolab Incorporated	156	20,723
FMC Corporation	135	10,175
International Flavors & Fragrances Incorporated	74	10,204
LyondellBasell Industries NV Class A	210	16,909
Monsanto Company	266	31,234
Praxair Incorporated	167	22,092
RPM International Incorporated	188	10,195
The Chemours Company	228	9,118
The Mosaic Company	423	9,572
The Sherwin-Williams Company	53	17,584
		308,289
Construction Materials : 0.13%
Martin Marietta Materials Incorporated	57	12,774
Containers & Packaging : 0.67%
AptarGroup Incorporated	121	10,286
Ball Corporation	250	10,225
Crown Holdings Incorporated †	179	10,335
International Paper Company	304	16,076
Packaging Corporation of America	101	10,318
WestRock Company	197	10,721
		67,961
Metals & Mining : 0.39%
Newmont Mining Corporation	394	13,455
Nucor Corporation	271	15,745
Steel Dynamics Incorporated	297	10,095
		39,295
Real Estate : 5.65%
Equity REITs : 5.55%
Acadia Realty Trust	359	9,747
Alexandria Real Estate Equities Incorporated	85	9,918
American Tower Corporation	264	34,634
AvalonBay Communities Incorporated	78	14,917
Boston Properties Incorporated	97	11,768
Brixmor Property Group Incorporated	536	9,669
Colony NorthStar Incorporated Class A	743	10,499
Crown Castle International Corporation	223	22,668

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Equity REITs (continued)
DDR Corporation	1,072	$9,198
Digital Realty Trust Incorporated	104	12,292
Douglas Emmett Incorporated	263	9,983
Duke Realty Corporation	350	10,035
EPR Properties	141	9,998
Equinix Incorporated	44	19,404
Equity Residential	206	13,409
Essex Property Trust Incorporated	40	10,277
Extra Space Storage Incorporated	131	10,149
Federal Realty Investment Trust	80	9,819
Gaming and Leisure Properties Incorporated	277	10,169
GGP Incorporated	469	10,449
HCP Incorporated	315	9,872
Hospitality Properties Trust	348	10,064
Host Hotels & Resorts Incorporated	553	9,948
Iron Mountain Incorporated	286	9,987
Kilroy Realty Corporation	140	10,251
Kimco Realty Corporation	539	9,454
Liberty Property Trust	243	9,985
Mid-America Apartment Communities Incorporated	100	10,194
Prologis Incorporated	337	18,717
Public Storage Incorporated	93	20,028
Realty Income Corporation	185	10,162
Regency Centers Corporation	165	10,042
SBA Communications Corporation †	80	11,054
Simon Property Group Incorporated	200	30,850
SL Green Realty Corporation	98	9,901
The Macerich Company	169	9,702
UDR Incorporated	264	10,193
Ventas Incorporated	230	15,293
VEREIT Incorporated	1,289	10,660
Vornado Realty Trust	115	10,603
Weingarten Realty Investors	325	9,779
Welltower Incorporated	229	16,612
Weyerhaeuser Company	538	17,732
WP Carey Incorporated	157	10,241
		560,326
Real Estate Management & Development : 0.10%
CBRE Group Incorporated Class A †	297	10,359
Telecommunication Services : 2.94%
Diversified Telecommunication Services : 2.80%
AT&T Incorporated	3,915	150,845
CenturyLink Incorporated	444	11,078
Verizon Communications Incorporated	2,593	120,938
		282,861
Wireless Telecommunication Services : 0.14%
T-Mobile US Incorporated †	208	14,023
Utilities : 4.92%
Electric Utilities : 2.87%
ALLETE Incorporated	144	10,568
Alliant Energy Corporation	252	10,450
American Electric Power Company Incorporated	268	19,237
Duke Energy Corporation	411	35,214
Edison International	172	14,030
Entergy Corporation	132	10,436
Eversource Energy	168	10,428
Exelon Corporation	608	22,076
FirstEnergy Corporation	354	10,351
IDACORP Incorporated	120	10,476
NextEra Energy Incorporated	284	40,169

10

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name			Shares	Value
Electric Utilities (continued)
OGE Energy Corporation			292	$10,404
PG&E Corporation			284	19,420
Portland General Electric Company			221	10,462
PPL Corporation			378	15,086
The Southern Company			547	27,684
Xcel Energy Incorporated			285	13,654
				290,145
Gas Utilities : 0.31%
ONE Gas Incorporated			146	10,315
Spire Incorporated			144	10,202
UGI Corporation			208	10,645
				31,162
Independent Power & Renewable Electricity Producers : 0.20%
AES Corporation			893	10,430
Calpine Corporation †			727	9,342
				19,772
Multi-Utilities : 1.44%
Ameren Corporation			180	10,215
CenterPoint Energy Incorporated			364	10,414
CMS Energy Corporation			217	10,288
Consolidated Edison Incorporated			157	12,998
Dominion Resources Incorporated			372	30,046
DTE Energy Company			94	10,295
NiSource Incorporated			405	10,558
Public Service Enterprise Group Incorporated			290	13,024
SCANA Corporation			153	10,435
Sempra Energy			141	16,425
WEC Energy Group Incorporated			170	10,668
				145,366
Water Utilities : 0.10%
American Water Works Company Incorporated			132	10,320
Total Common Stocks (Cost $9,965,971)				10,066,373

		Yield
Short-Term Investments : 0.34%
Investment Companies : 0.34%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71%	34,029	34,029
Total Short-Term Investments (Cost $34,029)				34,029
Total investments in securities (Cost $10,000,000)*	99.96%			10,100,402
Other assets and liabilities, net	0.04			4,101
Total net assets	100.00%			$10,104,503

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $10,000,000 and unrealized gains (losses) consists of:

Gross unrealized gains	$146,049
Gross unrealized losses	(45,647)

Net unrealized gains	$100,402

11

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Abbreviations:
plc	Public limited company
REIT	Real estate investment trust

12

Wells Fargo Factor Enhanced Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,316,527	$0	$0	$1,316,527
Consumer staples	1,308,940	0	0	1,308,940
Energy	478,913	0	0	478,913
Financials	807,333	0	0	807,333

Health care	1,671,757	0	0	1,671,757
Industrials	1,160,966	0	0	1,160,966
Information technology	1,529,284	0	0	1,529,284
Materials	428,319	0	0	428,319
Real estate	570,685	0	0	570,685
Telecommunication services	296,884	0	0	296,884
Utilities	496,765	0	0	496,765
Short-term investments
Investment companies	34,029	0	0	34,029

Total assets	$10,100,402	$0	$0	$10,100,402

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,316,527	$0	$0	$1,316,527
Consumer staples	1,308,940	0	0	1,308,940
Energy	478,913	0	0	478,913
Financials	807,333	0	0	807,333

Health care	1,671,757	0	0	1,671,757
Industrials	1,160,966	0	0	1,160,966
Information technology	1,529,284	0	0	1,529,284
Materials	428,319	0	0	428,319
Real estate	570,685	0	0	570,685
Telecommunication services	296,884	0	0	296,884
Utilities	496,765	0	0	496,765
Short-term investments
Investment companies	34,029	0	0	34,029

Total assets	$10,100,402	$0	$0	$10,100,402

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.89%
Consumer Discretionary : 14.60%
Auto Components : 1.04%
American Axle & Manufacturing Holdings Incorporated †	568	$8,550
Cooper Tire & Rubber Company	399	14,364
Cooper-Standard Holdings Incorporated †	131	14,149
Dorman Products Incorporated †	247	20,600
Fox Factory Holding Corporation †	225	7,391
LCI Industries	180	16,020
Standard Motor Products Incorporated	144	7,007
Stoneridge Incorporated †	307	4,746
Superior Industries International Incorporated	268	5,226
Tower International Incorporated	210	4,872
		102,925

Automobiles : 0.06%
Winnebago Industries Incorporated	234	5,733

Distributors : 0.12%
Core Mark Holding Company Incorporated	356	12,122

Diversified Consumer Services : 1.15%
Adtalem Global Education Incorporated	417	15,596
American Public Education Incorporated †	218	4,796
Capella Education Company	89	7,703
Career Education Corporation †	533	5,032
Carriage Services Incorporated	192	5,048
Chegg Incorporated †	570	6,840
Graham Holdings Company Class B	31	18,563
Grand Canyon Education Incorporated †	348	27,283
K12 Incorporated †	279	5,254
Regis Corporation †	530	5,009
Strayer Education Incorporated	82	7,253
Weight Watchers International Incorporated †	219	5,760
		114,137

Hotels, Restaurants & Leisure : 3.69%
BJ’s Restaurants Incorporated †	145	6,496
Bloomin’ Brands Incorporated	781	15,643
Bob Evans Farms Incorporated	144	10,139
Bojangles Incorporated †	287	5,023
Carrols Restaurant Group Incorporated †	397	4,704
Choice Hotels International Incorporated	239	15,523
Churchill Downs Incorporated	98	16,430
Chuy’s Holding Incorporated †	175	4,708
ClubCorp Holdings Incorporated	512	6,810
Dave & Buster’s Entertainment Incorporated †	312	20,810
Del Frisco’s Restaurant Group Incorporated †	292	4,964
Del Taco Restaurants Incorporated †	385	4,940
Denny’s Corporation †	508	6,045
DineEquity Incorporated	132	6,039
Eldorado Resorts Incorporated †	254	5,271
Fiesta Restaurant Group Incorporated †	216	4,763
Hyatt Hotels Corporation Class A †	175	10,098
International Speedway Corporation Class A	175	6,178
Interval Leisure Group Incorporated	793	21,363
Intrawest Resorts Holdings Class I †	213	5,050
La Quinta Holdings Incorporated †	643	8,912
Marcus Corporation	159	5,247
Marriott Vacations Worldwide Corporation	156	18,177
Monarch Casino & Resort Incorporated †	169	5,095
Papa John’s International Incorporated	198	15,953
Penn National Gaming Incorporated †	583	11,269
Pinnacle Entertainment Incorporated †	414	8,110

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness Incorporated Class A	380	$8,303
Red Robin Gourmet Burgers Incorporated †	100	7,208
Red Rock Resorts Incorporated Class A	421	9,952
Ruth’s Chris Steak House Incorporated	235	5,076
SeaWorld Entertainment Incorporated	517	9,228
Shake Shack Incorporated Class A †	157	5,812
Sonic Corporation	283	8,269
Speedway Motorsports Incorporated	292	5,028
The Cheesecake Factory Incorporated	275	16,220
The Habit Restaurants Incorporated Class A †	265	4,916
The Wendy’s Company	1,417	22,913
Wingstop Incorporated	212	6,044
Zoe’s Kitchen Incorporated †	275	3,825
		366,554

Household Durables : 1.79%
Bassett Furniture Industries Incorporated	180	5,346
Beazer Homes Incorporated †	334	4,075
Cavco Industries Incorporated †	61	6,725
Century Communities Incorporated †	191	4,756
CSS Industries Incorporated	197	5,238
Ethan Allen Interiors Incorporated	199	5,363
Flexsteel Industries Incorporated	100	5,065
Green Brick Partners Incorporated †	476	4,712
Hooker Furniture Corporation	118	5,062
Hovnanian Enterprises Incorporated Class A †	2,083	5,062
Installed Building Products †	155	7,688
iRobot Corporation †	195	18,080
KB Home Incorporated	541	11,350
La-Z-Boy Incorporated	371	9,832
LGI Homes Incorporated †	154	4,990
M/I Homes Incorporated †	187	5,272
MDC Holdings Incorporated	268	9,018
Meritage Corporation †	274	10,933
PICO Holdings Incorporated †	306	5,003
Taylor Morrison Home Corporation Class A †	214	4,976
TopBuild Corporation †	284	15,208
TRI Pointe Homes Incorporated †	1,027	12,704
Universal Electronics Incorporated †	109	7,041
William Lyon Homes Class A †	213	4,824
		178,323

Internet & Direct Marketing Retail : 0.62%
1-800-Flowers.com Incorporated Class A †	488	4,880
FTD Companies Incorporated †	268	4,642
HSN Incorporated	241	7,989
Nutri System Incorporated	224	11,659
PetMed Express Incorporated	140	4,913
Shutterfly Incorporated †	229	11,333
Wayfair Incorporated Class A †	263	16,556
		61,972

Leisure Products : 0.43%
Acushnet Holdings Corporation	266	5,054
American Outdoor Brands Corporation †	426	9,649
Callaway Golf Company	687	8,752
Malibu Boats Incorporated Class A †	217	5,262
Nautilus Group Incorporated †	272	4,937
Sturm, Ruger & Company Incorporated	144	9,173
		42,827

Media : 1.41%
AMC Entertainment Holdings Class A	198	4,455
Entercom Communications Corporation	516	5,315

2

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Media (continued)
Gannett Company Incorporated	949	$7,450
Gray Television Incorporated †	516	6,218
John Wiley & Sons Incorporated Class A	338	17,137
Meredith Corporation	274	14,823
MSG Networks Incorporated Class A †	440	9,262
National CineMedia Incorporated	655	4,762
New Media Investment Group Incorporated	403	5,211
Reading International Incorporated Class A †	317	5,059
Regal Entertainment Group Class A	757	15,746
Scholastic Corporation	183	7,783
Sinclair Broadcast Group Incorporated Class A	477	15,455
The E.W. Scripps Company †	430	7,387
Time Incorporated	677	8,463
World Wrestling Entertainment Incorporated Class A	254	5,184
		139,710

Multiline Retail : 0.43%
Big Lots Incorporated	323	15,772
Dillard’s Incorporated Class A	140	7,207
Fred’s Incorporated Class A	370	5,091
Ollie’s Bargain Outlet Holdings Incorporated †	369	15,184
		43,254

Specialty Retail : 2.81%
Aaron’s Incorporated	535	19,538
Asbury Automotive Group Incorporated †	151	8,448
Ascena Retail Group Incorporated †	2,427	4,296
Barnes & Noble Incorporated	719	4,817
Barnes & Noble Education Incorporated †	547	5,191
Caleres Incorporated	330	9,022
Camping World Holdings Incorporated Class A	170	4,590
Chico’s FAS Incorporated	971	9,186
Children’s Place Retail Stores Incorporated	133	14,391
DSW Incorporated Class A	453	7,624
Express Incorporated †	658	5,106
Finish Line Incorporated Class A	361	5,094
Five Below Incorporated †	408	20,930
Francescas Holdings Corporation †	376	4,760
Genesco Incorporated †	164	6,101
Group 1 Automotive Incorporated	159	9,564
Guess? Incorporated	537	6,465
Haverty Furniture Companies Incorporated	216	5,173
Hibbett Sports Incorporated †	210	4,872
Lithia Motors Incorporated Class A	174	15,808
Lumber Liquidators Holdings Incorporated †	205	5,941
MarineMax Incorporated †	274	4,946
Monro Muffler Brake Incorporated	227	11,259
Office Depot Incorporated	4,029	20,588
Party City Holdco Incorporated †	326	5,395
Penske Auto Group Incorporated	267	11,307
Pier 1 Imports Incorporated	951	4,765
Rent-A-Center Incorporated	458	5,226
Select Comfort Corporation †	333	9,590
Shoe Carnival Incorporated	249	5,092
Sonic Automotive Incorporated	268	5,038
The Buckle Incorporated	297	5,049
The Cato Corporation Class A	236	4,758
Tile Shop Holdings Incorporated	258	5,070
Winmark Corporation	39	4,778
		279,778

Textiles, Apparel & Luxury Goods : 1.05%
Columbia Sportswear Company	196	10,639
Crocs Incorporated †	773	5,280

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Culp Incorporated	160	$5,136
Deckers Outdoor Corporation †	234	16,230
Fossil Group Incorporated †	405	4,362
G-III Apparel Group Limited †	328	6,419
Movado Group Incorporated	226	4,769
Oxford Industries Incorporated	119	6,395
Steven Madden Limited †	389	15,268
Superior Uniform Group Incorporated	280	5,404
Unifi Incorporated †	182	5,121
Wolverine World Wide Incorporated	727	18,902
		103,925

Consumer Staples : 3.68%
Beverages : 0.37%
Boston Beer Company Incorporated †	69	9,850
Coca Cola Bottling Corporation	36	8,199
MGP Ingredients Incorporated	95	4,865
National Beverage Corporation	89	8,540
Primo Water Corporation †	451	5,543
		36,997

Food & Staples Retailing : 0.88%
Chef’s Warehouse Incorporated †	336	5,090
Ingles Markets Incorporated Class A	132	4,831
Performance Food Group Company †	417	11,801
Pricesmart Incorporated	194	17,121
Smart + Final Stores Incorporated †	371	4,860
SpartanNash Company	279	8,314
SUPERVALU Incorporated †	2,147	8,266
The Andersons Incorporated	204	7,160
United Natural Foods Incorporated †	381	15,217
Weis Markets Incorporated	97	5,007
		87,667

Food Products : 1.77%
Advancepierre Foods Holdings	266	10,712
Amplify Snack Brands Incorporated †	550	5,033
Blue Buffalo Pet Products Incorporated †	695	16,326
Calavo Growers Incorporated	120	8,124
Darling Ingredients Incorporated †	1,251	19,603
Dean Foods Company	656	11,965
Farmer Bros Corporation †	162	4,860
Fresh del Monte Produce Incorporated	238	12,062
J & J Snack Foods Corporation	92	11,969
John B. Sanfilippo + Son Incorporated	78	5,052
Lancaster Colony Corporation	133	16,469
Landec Corporation †	377	5,278
Omega Protein Corporation	276	4,816
Pilgrim S Pride Corporation	396	9,215
Sanderson Farms Incorporated	145	17,212
Seaboard Corporation	2	8,099
Seneca Foods Corporation Class A †	145	4,466
Tootsie Roll Industries Incorporated	143	4,962
		176,223

Household Products : 0.17%
Central Garden & Pet Company Class A †	271	7,835
WD-40 Company	84	8,879
		16,714

4

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Personal Products : 0.23%
Inter Parfums Incorporated	144	$5,011
Medifast Incorporated	117	4,868
Nutraceutical International Corporation	179	7,473
USANA Health Sciences Incorporated †	82	5,281
		22,633

Tobacco : 0.26%
Universal Corporation	166	11,022
Vector Group Limited	682	14,827
		25,849

Energy : 2.41%
Energy Equipment & Services : 0.83%
Archrock Incorporated	535	5,618
Atwood Oceanics Incorporated †	607	6,094
Bristow Group Incorporated	353	2,312
Dril-Quip Incorporated †	268	13,293
Exterran Corporation †	263	7,417
McDermott International Incorporated †	1,869	11,606
Natural Gas Services Group Incoporated †	190	4,978
Newpark Resources Incorporated †	668	4,943
Rowan Companies plc Class A †	959	11,546
Seacor Holdings Incorporated †	126	7,712
Unit Corporation †	395	7,043
		82,562

Oil, Gas & Consumable Fuels : 1.58%
ALON USA Energy Incorporated	392	4,841
Arch Coal Incorporated	164	11,606
California Resources Corporation †	395	4,302
Centennial Resource Development Class A †	595	9,276
CVR Energy Incorporated	234	4,671
Delek US Holdings Incorporated	441	10,813
Enlink Midstream LLC	498	8,491
Green Plains Renewable Energy Incorporated	294	6,277
Par Pacific Holdings Incorporated †	295	5,077
PBF Energy Incorporated Class A	858	16,577
Renewable Energy Group Incorporated †	439	4,961
Resolute Energy Corporation †	143	5,606
Rex American Resources Corporation †	50	4,756
Ring Energy Incorporated †	370	4,803
Sandridge Energy Incorporated †	246	4,868
Semgroup Corporation Class A	515	15,965
Tallgrass Energy GP Lp	432	11,133
Western Refining Incorporated	647	23,421
		157,444

Financials : 20.61%
Banks : 11.40%
Allegiance Bancshares Incorporated †	131	5,076
American National Bankshares Incorporated	141	4,914
Ameris Bancorp	263	11,401
AMES National Corporation	161	4,774
Arrow Financial Corporation	156	4,937
Banc of California Incorporated	372	7,552
BancFirst Corporation	66	6,234
BancorpSouth Incorporated	617	17,708
Bank of Marin Bancorp	82	4,916
Bankwell Financial Group Incorporated	148	4,592
Banner Corporation	226	12,134
Bar Harbor Bankshares	169	4,879

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Banks (continued)
Berkshire Hills Bancorp Incorporated	210	$7,529
Blue Hills Bancorp Incorporated	278	5,004
BNC Bancorp	351	11,074
BOK Financial Corporation	146	11,757
Boston Private Financial Holdings Incorporated	649	9,411
Bridge Bancorp Incorporated	157	5,220
Brookline Bancorp Incorporated	605	8,349
Bryn Mawr Bank Corporation	130	5,311
Camden National Corporation	123	4,945
Capital Bank Financial Corporation Class A	134	4,971
Carolina Financial Corporation	164	4,910
CenterState Banks Incorporated	354	8,510
Central Pacific Financial Company	249	7,532
City Holding Company	118	7,445
CNB Financial Corporation	229	4,802
CoBiz Incorporated	365	5,745
Community Bank System Incorporated	332	17,848
Community Trust Bancorp	126	5,229
ConnectOne Bancorp Incorporated	296	6,453
CU Bancorp †	138	4,968
Customers Bancorp Incorporated †	213	5,953
Eagle Bancorp Incorporated †	232	13,236
Enterprise Bancorp Incorporated	167	5,010
Enterprise Financial Service	144	5,774
Farmers Natl Banc Corporation	368	4,986
FCB Financial Holdings Class A †	254	11,633
Fidelity Southern Corporation	235	5,027
Financial Institutions Incorporated	160	4,904
First Bancorp	178	4,941
First Bancorp Incorporated	198	4,976
First Busey Corporation	272	7,722
First Citizens BancShares Corporation Class A	55	18,227
First Commonwealth Financial Corporation	702	8,621
First Community Bancshares	200	5,100
First Connecticut Bancorp	205	5,135
First Financial Bancorp	482	12,074
First Financial Bankshares Incorporated	480	18,360
First Financial Corporation	110	5,011
First Foundation Incorporated †	314	4,814
First Interstate Bancsys Class A	141	4,921
First Merchants Corporation	304	12,066
First of Long Island Corporation	206	5,593
Flushing Financial Corporation	263	7,306
Franklin Financial Network †	124	4,836
Fulton Financial Corporation	1,188	20,790
German American Bancorp	210	6,521
Glacier Bancorp Incorporated	541	17,453
Great Southern Bancorp Incorporated	116	5,678
Great Western Bancorp Incorporated	442	16,734
Green Bancorp Incorporated †	263	5,010
Guaranty Bancorp	200	5,050
Hancock Holding Company	609	28,136
Hanmi Financial Corporation	264	7,022
Harborone Bancorp Incorporated †	251	4,925
Heartland Financial USA Incorporated	187	8,387
Heritage Commerce Corporation	366	4,926
Heritage Financial Corporation	258	6,153
Hilltop Holdings Incorporated	572	14,294
Hometrust Bancshares Incorporated †	203	5,024
Hope Bancorp Incorporated	972	16,923
Horizon Bancorp Indiana	200	5,088
Independent Bank Corporation (Michigan)	243	4,945
Independent Bank Corporation (Massachusetts)	201	12,150
Independent Bank Group Incorporated	99	5,554
International Bancshares Corporation	426	14,122
Lakeland Bancorp Incorporated	394	7,388
Lakeland Financial Corporation	196	8,316
LCNB Corporation	249	4,868
LegacyTexas Financial Group	322	11,341

6

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)
Live Oak Bancshares Incorporated	206	$5,037
Mainsource Financial Group Class I	194	6,282
MB Financial Incorporated	553	22,773
Mercantile Bank Corporation	162	5,033
Midland States Bancorp Incorporated	145	5,066
National Bank Holdings Corporation Class A	187	5,707
National Bankshares Incorporated	126	5,078
National Commerce Corporation †	135	5,042
NBT Bancorp Incorporated	338	11,877
Old National Bancorp	872	13,778
Old Second Bancorp Incorporated	437	5,069
Opus Bank	223	4,795
Pacific Continental Corporation	208	4,898
Pacific Premier Bancorp Incorporated †	202	6,868
Park National Corporation	109	11,017
Park Sterling Corporation	434	5,039
Peapack-Gladstone Financial Corporation	170	5,166
People S Utah Bancorp	196	5,018
Peoples Bancorp Incorporated	163	4,931
Peoples Financial Services	123	4,836
Preferred Bank/los Angeles	115	5,740
Qcr Holdings Incorporated	116	5,081
Renasant Corporation	293	11,705
Republic Bancorp Incorporated Class A	147	5,098
Republic First Bancorp Incorporated †	568	5,027
S&T Bancorp Incorporated	304	10,144
Sandy Spring Bancorp Incorporated	182	6,983
Seacoast Banking Corporation †	217	4,896
ServisFirst Bancshares Incorporated	349	11,950
Simmons First National Corporation Class A	223	11,317
South State Corporation	203	16,869
Southside Bancshares Incorporated	212	6,908
Southwest Bancorp Incorporated	203	4,994
State Bank Financial Corporation	270	6,845
Sterling BanCorp	901	19,326
Stock Yards Bancorp Incorporated	199	7,204
Stonegate Bank	110	4,976
TCF Financial Corporation	1,147	17,274
Tompkins Trust Company Incorporated	121	9,173
Towne Bank	426	12,354
TriCo Bancshares	159	5,546
TriState Capital Holdings Incorporated †	205	4,756
Triumph Bancorp Incorporated †	235	5,358
Trustmark Corporation	411	12,499
UMB Financial Corporation	325	22,760
Union Bankshares Corporation	342	11,491
United Community Bank	468	12,060
Univest Corporation of Pennsylvania	207	5,703
Valley National Bancorp	1,715	19,345
Veritex Holdings Incorporated †	196	5,096
Washington Trust Bancorp	127	6,071
WesBanco Incorporated	332	12,337
West Bancorporation	230	5,049
Westamerica Bancorporation	181	9,287
		1,133,686

Capital Markets : 1.67%
Artisan Partners Asset Management Incorporated Class A	304	8,603
BGC Partners Incorporated	1,582	18,652
Cohen & Steers Incorporated	154	6,037
Diamond Hill Investment Group	27	5,460
Donnelley Financial Solutions †	220	5,012
Evercore Partners Incorporated Class A	238	16,136
Greenhill & Company Incorporated	229	4,637
Houlihan Lokey Incorporated	147	4,935
Intl Fcstone Incorporated †	147	5,080
KCG Holdings Incorporated Class A †	601	11,936

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Capital Markets (continued)
Ladenburg Thalmann Financial Services Incorporated †	2,347	$5,023
LPL Financial Holdings Incorporated	554	21,567
Moelis Company Class A	199	6,985
Morningstar Incorporated	128	9,367
OM Asset Management plc	434	6,059
PJT Partners Incorporated Class A	131	5,066
Virtu Financial Incorporated Class A	322	5,249
Virtus Investment Partners Incorporated	48	4,834
Waddell & Reed Financial Incorporated Class A	618	10,345
Westwood Holdings Group Incorporated	94	5,131
		166,114

Consumer Finance : 0.97%
Credit Acceptance Corporation †	67	14,406
Encore Capital Group Incorporated †	192	6,950
Enova International Incorporated †	375	4,988
Ezcorp Incorporated †	588	4,998
First Cash Financial Services Incorporated	365	19,582
Green Dot Corporation Class A †	326	11,977
Nelnet Incorporated Class A	161	6,329
PRA Group Incorporated †	363	12,632
Santander Consumer USA Holdings Incorporated †	835	9,327
World Acceptance Corporation †	61	4,765
		95,954

Insurance : 2.91%
Ambac Financial Group Incorporated †	369	6,096
American National Insurance Company	151	17,747
Amerisafe Incorporated	147	7,615
AmTrust Financial Services Incorporated	484	6,360
Argo Group International Holdings Limited	200	12,380
CNA Financial Corporation	113	5,153
eHealth Incorporated †	278	5,093
Employers Holdings Incorporated	240	9,612
Erie Indemnity Company Class A	152	17,901
FBL Financial Group Incorporated	112	7,050
Global Indemnity Limited †	133	5,055
Greenlight Capital Limited †	252	5,191
Heritage Insurance Holdings Incorporated	409	5,211
Horace Mann Educators Corporation	302	11,552
Infinity Property & Casualty Corporation	73	6,990
James River Group Holdings Limited	131	5,193
Kemper Corporation	298	11,369
Kinsale Capital Group Incorporated	145	5,255
Maiden Holdings Limited	595	6,277
Mercury General Corporation	190	10,640
National General Holdings Corporation	364	7,993
National Western Life Group Class A	20	6,143
OneBeacon Insurance Group Limited Class A	274	5,028
Primerica Incorporated	344	24,837
Safety Insurance Group Incorporated	86	5,723
Selective Insurance Group Incorporated	416	21,258
State Auto Financial Corporation	203	5,047
State National Companies Incorporated	310	5,447
Stewart Information Services Corporation	159	7,193
The Navigators Group Incorporated	175	9,275
Trupanion Incorporated †	297	6,041
United Fire Group Incorporated	151	6,531
United Insurance Holdings Company	312	5,064
Universal Insurance Holdings Company	262	6,458
		289,778

Mortgage REITs : 1.30%
AG Mortgage Investment Trust Incorporated	273	5,086
Anworth Mortgage Asset Corporation	859	5,197

8

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Mortgage REITs (continued)
Apollo Commercial Real Estate Finance Incorporated	585	$10,799
Arbor Realty Trust Incorporated	612	5,018
Ares Commercial Real Estate	386	5,107
ARMOUR Residential REIT Incorporated	260	6,757
Blackstone Mortgage Trust Incorporated Class A	577	17,916
Capstead Mortgage Corporation	673	7,093
CYS Investments Incorporated	1,102	9,290
Hannon Armstrong Sustainable	355	7,778
Invesco Mortgage Capital Incorporated	835	13,477
Ladder Capital Corporation	473	6,655
Mortgage Investment Corporation	336	6,132
New York Mortgage Trust Incorporated	872	5,424
PennyMac Mortgage Investment Trust	462	8,094
Redwood Trust Incorporated	574	9,712
		129,535

Thrifts & Mortgage Finance : 2.36%
Bank Mutual Corporation	559	4,947
Beneficial Bancorp Incorporated	534	7,823
Bofi Holding Incorporated †	437	9,701
Capitol Federal Financial Incorporated	792	10,945
Dime Community Bancshares	277	5,263
Essent Group Limited †	544	19,731
Everbank Financial Corporation	706	13,732
Federal Agricultural Mortgage Corporation Class C	83	5,030
First Defiance Financial Corporation	96	5,002
Flagstar Bancorp Incorporated †	173	4,998
Homestreet Incorporated †	190	5,092
Kearny Financial Corporation	577	8,049
LendingTree Incorporated †	56	8,714
Meridian Bancorp Incorporated	367	5,945
Meta Financial Group Incorporated	74	6,334
Nationstar Mortgage Holdings †	287	4,684
NMI Holdings Incorporated Class A †	480	4,992
Northfield Bancorp Incorporated	334	5,498
Northwest Bancshares Incorporated	581	8,942
Oceanfirst Financial Corporation	228	6,042
Oritani Financial Corporation	303	5,015
Pennymac Financial Service Incorporated †	306	4,927
Provident Financial Services Incorporated	462	10,783
Trustco Bank Corporation	798	5,865
United Community Financial Corporation	625	4,944
United Financial Bancorp Incorporated	458	7,415
Walker & Dunlop Incorporated †	214	9,996
Washington Federal Incorporated	580	18,531
Waterstone Financial Incorporated	269	5,084
WSFS Financial Corporation	237	10,452
		234,476

Health Care : 11.15%
Biotechnology : 3.03%
Achaogen Incorporated †	224	4,520
Acorda Therapeutics Incorporated †	363	5,009
AMAG Pharmaceuticals Incorporated †	267	4,619
Arena Pharmaceuticals Incorporated †	3,759	4,887
Array BioPharma Incorporated †	1,350	10,233
Biocryst Pharmaceuticals Incorporated †	912	4,697
Blueprint Medicines Corporation †	180	6,458
Coherus Biosciences Incorporated †	224	4,424
Cytokinetics Incorporated †	352	4,770
Eagle Pharmaceuticals Incorporated †	73	5,325
Emergent BioSolutions Incorporated	271	8,653
Enanta Pharmaceuticals Incorporated †	154	4,632
Exact Sciences Corporation †	825	30,088

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Biotechnology (continued)
Exelixis Incorporated †	2,192	$41,012
Fibrogen Incorporated †	420	11,046
Foundation Medicine Incorporated †	134	5,092
Genomic Health Incorporated †	169	5,367
Inovio Pharmaceuticals Incorporated †	697	5,262
Insys Therapeutics Incorporated †	397	5,836
Invitae Corporation †	555	4,762
Ironwood Pharmaceuticals Incorporated †	1,008	17,852
Lexicon Pharmaceuticals Incorporated †	353	4,889
Ligand Pharmaceuticals Incorporated †	138	14,943
Merrimack Pharmaceuticals Incorporated	1,433	2,601
MiMedx Group Incorporated †	797	10,903
Momenta Pharmaceuticals Incorporated †	536	7,772
Myriad Genetics Incorporated †	513	10,440
Natera Incorporated †	491	5,028
PDL BioPharma Incorporated	2,146	5,129
Progenics Pharmaceuticals Incorporated †	715	4,555
PTC Therapeutics Incorporated †	368	4,611
Regenxbio Incorporated †	277	4,737
Repligen Corporation †	262	10,281
Retrophin Incorporated †	311	4,929
Spectrum Pharmaceuticals Incorporated †	870	4,924
Vanda Pharmaceuticals Incorporated †	352	4,840
Xencor Incorporated †	314	6,437
		301,563

Health Care Equipment & Supplies : 3.46%
Abaxis Incorporated	163	7,889
Accuray Incorporated †	1,250	5,125
Analogic Corporation	87	6,255
AngioDynamics Incorporated †	323	4,871
Anika Therapeutics Incorporated †	106	4,905
Antares Pharma Incorporated †	1,938	4,709
Atrion Corporation	10	5,517
Axogen Incorporated †	339	5,034
Cantel Medical Corporation	252	19,611
Cardiovascular Systems Incorporated †	253	7,598
CONMED Corporation	182	9,240
CryoLife Incorporated †	274	5,001
Exactech Incorporated †	166	5,030
Glaukos Corporation †	166	6,758
Globus Medical Incorporated †	496	15,252
Haemonetics Corporation †	373	15,211
Halyard Health Incorporated †	339	12,184
ICU Medical Incorporated †	105	16,937
Inogen Incorporated †	152	13,473
Integer Holdings Corporation †	238	9,449
Integra LifeSciences Holdings Corporation †	424	21,348
Invacare Corporation	341	4,825
Lantheus Holdings Incorporated †	307	5,096
Lemaitre Vascular Incorporated	167	5,104
Masimo Corporation †	316	27,505
Meridian Diagnostics Incorporated	368	5,078
Merit Medical Systems Incorporated †	325	11,538
Natus Medical Incorporated †	243	8,238
Neogen Corporation †	275	17,405
NxStage Medical Incorporated †	474	10,267
OraSure Technologies Incorporated †	409	6,164
Penumbra Incorporated †	201	16,653
Quidel Corporation †	221	5,485
STAAR Surgical Company †	524	4,795
Surmodics Incorporated †	220	5,368
The Spectranetics Corporation †	331	8,937
		343,855

10

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 1.90%
AAC Holdings Incorporated †	1,574	$9,885
Aceto Corporation	350	4,953
Almost Family Incorporated †	89	5,109
Amedisys Incorporated †	180	10,786
AMN Healthcare Services Incorporated †	358	12,978
Biotelemetry Incorporated †	209	6,030
Chemed Corporation	109	22,308
CorVel Corporation †	111	5,173
Cross Country Healthcare Incorporated †	415	4,793
Diplomat Pharmacy Incorporated †	349	5,982
Landauer Incorporated	94	4,592
LHC Group Incorporated †	111	6,682
Magellan Health Services Incorporated †	170	11,688
National Healthcare Corporation	71	4,864
Owens & Minor Incorporated	368	11,732
PharMerica Corporation †	227	5,607
Premier Incorporated Class A †	287	9,907
Providence Service Corporation †	107	5,001
Radnet Incorporated †	654	4,709
Select Medical Holdings Corporation †	805	10,787
Surgery Partners Incorporated †	228	4,970
The Ensign Group Incorporated	346	6,359
Tivity Health Incorporated †	252	8,555
U.S. Physical Therapy Incorporated	85	5,376
		188,826

Health Care Technology : 0.67%
Allscripts Healthcare Solutions Incorporated †	1,368	15,609
Computer Programs & Systems Incorporated	150	5,010
HealthStream Incorporated †	216	6,020
HMS Holdings Corporation †	635	11,570
Inovalon Holdings Incorporated Class A †	481	6,542
Omnicell Incorporated †	258	10,294
Quality Systems Incorporated †	385	5,914
Vocera Communications Incorporated †	196	5,239
		66,198

Life Sciences Tools & Services : 0.98%
Albany Molecular Research Incorporated †	289	5,624
Cambrex Corporation †	244	13,127
Enzo Biochem Incorporated †	554	4,986
INC Research Holdings Incorporated Class A †	382	21,717
Luminex Corporation	291	5,896
Neogenomics Incorporated †	682	5,156
PRA Health Sciences Incorporated †	287	20,736
VWR Corporation †	612	20,233
		97,475

Pharmaceuticals : 1.11%
Akorn Incorporated †	693	23,056
Amphastar Pharmaceuticals Incorporated †	324	5,531
ANI Pharmaceuticals Incorporated †	105	4,587
Assembly Biosciences Incorporated †	214	5,438
Corcept Therapeutics Incorporated †	665	7,521
Depomed Incorporated †	493	5,167
Heska Corporation †	52	5,130
Impax Laboratories Incorporated †	567	8,647
Innoviva Incorporated †	542	6,623
Intersect ENT Incorporated †	220	5,566
Lannett Company Incorporated †	251	5,045
Phibro Animal Health Corporation Class A	147	5,182
Sciclone Pharmaceuticals Incorporated †	529	5,026
Supernus Pharmaceuticals Incorporated †	357	13,423

11

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Pharmaceuticals (continued)
Teligent Incorporated †	575	$4,761
		110,703

Industrials : 16.25%
Aerospace & Defense : 1.74%
AAR Corporation	244	8,525
Aerojet Rocketdyne Holdings †	465	10,184
Astronics Corporation	167	5,110
Axon Enterprise Incorporated †	390	9,364
Cubic Corporation	194	8,992
DigitalGlobe Incorporated †	461	14,360
Ducommun Incorporated †	161	5,121
Engility Holdings Incorporated †	189	4,976
Esterline Technologies Corporation †	221	21,536
HEICO Corporation	146	10,835
Hudson Technologies Incorporated †	617	5,035
KEYW Holding Corporation †	577	5,314
KLX Incorporated †	395	19,114
Mercury Computer Systems Incorporated †	302	12,011
Moog Incorporated Class A †	244	17,090
National Presto Industries Incorporated	48	5,110
Vectrus Incorporated †	176	5,192
Wesco Aircraft Holdings Incorporated †	550	5,308
		173,177

Air Freight & Logistics : 0.45%
Air Transport Services Group †	403	9,612
Atlas Air Worldwide Holdings Incorporated †	192	9,350
Echo Global Logistics Incorporated †	273	5,091
Forward Air Corporation	235	12,251
Hub Group Incorporated Class A †	231	8,281
		44,585

Airlines : 0.27%
Allegiant Travel Company	98	13,426
SkyWest Incorporated	392	13,446
		26,872

Building Products : 1.38%
Aaon Incorporated	326	11,793
Advanced Drainage Systems Incorporated	299	5,726
American Woodmark Corporation †	109	10,115
Apogee Enterprises Incorporated	208	11,082
Armstrong Flooring Incorporated †	262	4,844
Builders FirstSource Incorporated †	671	9,166
Continental Building Product †	296	7,222
CSW Industrials Incorporated †	140	4,942
Gibraltar Industries Incorporated †	250	7,775
Griffon Corporation	286	6,206
Insteel Industries Incorporated	156	4,955
NCI Building Systems Incorporated †	317	5,278
Patrick Industries Incorporated †	110	7,282
PGT Incorporated †	427	4,889
Ply Gem Holdings Incorporated †	293	4,791
Quanex Building Products Corporation	289	5,953
Simpson Manufacturing Company Incorporated	285	11,451
Universal Forest Products Incorporated	154	13,541
		137,011

Commercial Services & Supplies : 3.36%
ABM Industries Incorporated	367	15,796

12

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies (continued)
ACCO Brands Corporation †	834	$9,466
Brady Corporation Class A	347	12,457
Brink’s Company	346	21,833
Casella Waste Systems Incorporated Class A †	364	5,103
Clean Harbors Incorporated †	385	22,488
Covanta Holding Corporation	926	13,659
Ennis Incorporated	303	4,863
Essendant Incorporated	335	5,394
Herman Miller Incorporated	453	14,292
InnerWorkings Incorporated †	453	4,911
Interface Incorporated	500	10,275
Kimball International Incorporated Class B	293	5,034
Knoll Incorporated	357	7,676
LSC Communications Incorporated	228	4,850
Matthews International Corporation Class A	251	16,001
Mcgrath RentCorp	183	6,070
MSA Safety Incorporated	258	20,924
Multi-Color Corporation	105	9,020
Quad Graphics Incorporated	236	5,256
Rollins Incorporated	655	28,211
SP Plus Corporation †	175	5,163
Steelcase Incorporated Class A	618	10,352
TEAM Incorporated †	247	6,336
Tetra Tech Incorporated	414	19,023
TRC Cos Incorporated †	285	4,988
UniFirst Corporation	106	15,020
US Ecology Incorporated	176	8,804
Viad Corporation	150	6,623
VSE Corporation	117	4,895
West Corporation	397	9,198
		333,981

Construction & Engineering : 0.71%
Argan Incorporated	115	6,791
Comfort Systems USA Incorporated	293	10,094
Great Lakes Dredge & Dock Company †	1,124	4,665
MasTec Incorporated †	525	22,260
MYR Group Incorporated †	176	5,167
Nv5 Global Incorporated †	136	4,991
Primoris Services Corporation	350	8,120
Tutor Perini Corporation †	322	8,356
		70,444

Electrical Equipment : 0.65%
Atkore International Incorporated †	232	4,840
AZZ Incorporated	198	10,742
Babcock & Wilcox Enterprises Incorporated †	475	5,059
Encore Wire Corporation	156	6,451
Generac Holdings Incorporated †	474	16,424
General Cable Corporation	397	6,570
Sunrun Incorporated †	990	4,990
Thermon Group Holdings Incorporated †	259	4,797
Vicor Corporation †	297	5,034
		64,907

Industrial Conglomerates : 0.09%
Raven Industries Incorporated	274	9,275

Machinery : 3.90%
Alamo Group Incorporated	73	6,214
Albany International Corporation Class A	207	9,998
Altra Holdings Incorporated	207	8,942
American Railcar Industries	137	4,862
Astec Industries Incorporated	153	8,563

13

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Machinery (continued)
Barnes Group Incorporated	372	$21,051
Briggs & Stratton Corporation	315	7,491
Circor International Incorporated	131	8,444
Columbus McKinnon Corporation	205	5,728
Douglas Dynamics Incorporated	190	5,786
ESCO Technologies Incorporated	179	10,310
Federal Signal Corporation	490	7,683
Franklin Electric Company Incorporated	309	11,804
Global Brass & Copper Holdings Incorporated	174	5,272
Gorman Rupp Company	204	4,910
Harsco Corporation †	660	9,834
Hillenbrand Incorporated	430	15,351
Hyster Yale Materials	70	5,224
John Bean Technologies Corporation	219	18,900
Kadant Incorporated	82	6,302
Lindsay Manufacturing Company	77	6,574
Lydall Incorporated †	137	6,912
Meritor Incorporated †	660	10,276
Milacron Holdings Corporation †	285	4,956
Miller Industries Incorporated	210	5,376
Mueller Industries Incorporated	438	12,387
Mueller Water Products Incorporated Class A	1,212	13,550
NN Incorporated	210	6,006
Omega Flex Incorporated	85	5,204
Park Ohio Holdings Corporation	141	5,231
RBC Bearings Incorporated †	173	17,528
Spartan Motors Incorporated	585	5,031
SPX Corporation †	298	7,179
Standex International Corporation	98	8,614
Tennant Company	140	9,800
The Greenbrier Companies Incorporated	213	9,425
The Timken Company	520	23,998
Titan International Incorporated	479	4,967
Wabash National Corporation	462	9,235
Watts Water Technologies Incorporated	197	12,234
Welbilt Incorporated †	1,057	20,442
		387,594

Marine : 0.10%
Matson Incorporated	342	10,007

Professional Services : 1.55%
Barrett Business Services Incorporated	87	4,965
CBIZ Incorporated †	396	5,980
Exponent Incorporated	182	10,793
FTI Consulting Incorporated †	317	10,946
GP Strategies Corporation †	212	5,205
Heidrick & Struggles International Incorporated	229	4,935
ICF International Incorporated †	145	6,822
Insperity Incorporated	137	10,337
Kelly Services Incorporated Class A	256	5,947
Kforce Incorporated	269	4,842
Mistras Group Incorporated †	234	4,895
Navigant Consulting Incorporated †	350	6,822
On Assignment Incorporated †	376	19,702
Resources Connection Incorporated	379	4,756
RPX Corporation †	366	4,846
ScanSource Incorporated †	197	7,486
The Advisory Board Company †	308	15,924
TriNet Group Incorporated †	329	10,176
TrueBlue Incorporated †	326	8,753
		154,132

Road & Rail : 0.67%
Arcbest Corporation	278	5,226
Heartland Express Incorporated	336	6,535

14

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Road & Rail (continued)
Knight Transportation Incorporated	483	$16,108
Marten Transport Limited	216	5,346
Saia Incorporated †	201	9,286
Swift Transportation Company †	611	14,633
Werner Enterprises Incorporated	345	9,401
		66,535

Trading Companies & Distributors : 1.38%
Applied Industrial Technologies Incorporated	273	16,858
Beacon Roofing Supply Incorporated †	446	21,511
BMC Stock Holdings Incorporated †	439	8,561
CAI International Incorporated †	265	5,101
DXP Enterprises Incorporated †	131	4,694
GATX Corporation	302	17,963
GMS Incorporated †	153	4,997
Kaman Corporation Class A	124	5,990
Nexeo Solutions Incorporated †	556	4,893
Rush Enterprises Incorporated †	231	8,281
Siteone Landscape Supply Incorporated †	170	9,041
Titan Machinery Incorporated †	330	5,561
Univar Incorporated †	628	19,104
Veritiv Corporation †	112	4,950
		137,505

Information Technology : 14.83%
Communications Equipment : 1.48%
Acacia Communications Incorporated †	113	5,316
ADTRAN Incorporated	331	6,372
Applied Optoelectronics Incorporated †	129	9,007
Calix Networks Incorporated †	752	4,926
Comtech Telecommunications Corporation	358	5,166
Echostar Corporation †	222	13,109
Extreme Networks Incorporated †	819	7,887
Harmonic Incorporated †	971	4,904
Lumentum Holdings Incorporated †	425	24,246
NETGEAR Incorporated †	241	10,110
Oclaro Incorporated †	1,249	11,091
Plantronics Incorporated	228	12,066
ShoreTel Incorporated †	826	4,791
Ubiquiti Networks Incorporated †	181	8,536
Viavi Solutions Incorporated †	1,743	19,574
		147,101

Electronic Equipment, Instruments & Components : 2.61%
Anixter International Incorporated †	216	16,308
AVX Corporation	339	5,549
Badger Meter Incorporated	218	8,546
Benchmark Electronics Incorporated †	354	11,434
Control4 Corporation †	283	5,618
CTS Corporation	297	6,252
Daktronics Incorporated	554	5,501
Electro Scientific Industries Incorporated †	635	5,309
Eplus Incorporated †	104	8,190
II-VI Incorporated †	427	12,810
Insight Enterprises Incorporated †	271	11,257
Itron Incorporated †	291	19,686
Kemet Corporation †	377	5,203
Kimball Electronics Incorporated †	308	5,359
Knowles Corporation †	682	11,683
Mesa Laboratories Incorporated	34	5,316
Methode Electronics Incorporated	268	10,760
MTS Systems Corporation	121	6,274
OSI Systems Incorporated †	132	10,453

15

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Park Electrochemical Corporation	308	$5,205
PC Connection Incorporated	189	4,929
Plexus Corporation †	222	11,540
Rogers Corporation †	140	14,869
Sanmina Corporation †	551	20,167
TTM Technologies Incorporated †	666	10,816
Vishay Intertechnology Incorporated	950	15,533
Vishay Precision Group †	279	4,827
		259,394

Internet Software & Services : 2.28%
2U Incorporated †	330	14,108
Actua Corporation †	358	5,012
Alarm.com Holdings Incorporated †	157	5,110
Angie’s List Incorporated †	445	5,358
Bankrate Incorporated †	474	4,953
Bazaarvoice Incorporated †	1,099	5,000
Blucora Incorporated †	304	6,232
Box Incorporated Class A †	374	6,994
Carbonite Incorporated †	259	4,817
ChannelAdvisor Corporation †	437	4,982
Commercehub Incorporated Series C †	291	4,999
Endurance International Group Holdings †	667	5,036
Envestnet Incorporated †	327	11,723
Five9 Incorporated †	336	7,550
GoDaddy Incorporated Class A †	171	7,035
GTT Communications Incorporated †	229	7,385
Instructure Incorporated †	190	5,073
LivePerson Incorporated †	517	4,937
Match Group Incorporated †	328	6,389
Mindbody Incorporated Class A †	177	4,965
NIC Incorporated	486	9,842
Q2 Holdings Incorporated †	240	9,504
Quotient Technology Incorporated †	566	6,226
Shutterstock Incorporated †	148	6,891
SPS Commerce Incorporated †	136	7,910
Stamps.com Incorporated †	124	17,100
TrueCar Incorporated †	403	7,085
Twilio Incorporated Class A †	260	6,321
Web.com Group Incorporated †	396	9,009
WebMD Health Corporation †	262	14,667
Xo Group Incorporated †	289	4,771
		226,984

IT Services : 2.17%
Black Knight Financial Services Incorporated Class A †	171	6,814
Blackhawk Network Incorporated †	422	18,294
Cardtronics Incorporated †	344	11,782
Cass Information Systems Incorporated	89	5,450
Convergys Corporation	680	16,531
CSG Systems International Incorporated	237	9,454
Everi Holdings Incorporated †	727	4,864
Exlservice Holdings Incorporated †	244	12,778
Forrester Research Incorporated	133	5,240
Hackett Group Incorporated	339	4,970
ManTech International Corporation Class A	204	7,813
Moneygram International Incorporated †	295	5,139
NeuStar Incorporated Class A †	393	13,028
Perficient Incorporated †	304	5,250
Science Applications International Corporation	273	20,745
Square Incorporated Class A †	1,206	27,726
Sykes Enterprises Incorporated †	303	10,099
TeleTech Holdings Incorporated	128	5,446
Travelport Worldwide Limited	959	12,947
Unisys Corporation †	428	5,050

16

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
IT Services (continued)
Virtusa Corporation †	225	$6,530
		215,950

Semiconductors & Semiconductor Equipment : 2.85%
Advanced Energy Industries Incorporated †	292	22,464
Alpha & Omega Semiconductor †	271	5,046
Amkor Technology Incorporated †	495	5,613
Axcelis Technologies Incorporated †	242	5,264
Brooks Automation Incorporated	523	14,409
Cabot Microelectronics Corporation	175	13,211
Ceva Incorporated †	158	6,676
Cohu Incorporated	277	5,077
Diodes Incorporated †	291	7,453
Entegris Incorporated †	1,068	26,380
FormFactor Incorporated †	594	8,732
Impinj Incorporated †	122	5,325
IXYS Corporation	340	5,015
MaxLinear Incorporated Class A †	423	13,176
MKS Instruments Incorporated	392	32,046
Nanometrics Incorporated †	187	5,199
Neophotonics Corporation †	602	5,424
NVE Corporation	63	4,973
PDF Solutions Incorporated †	296	4,807
Photronics Incorporated †	551	5,538
Power Integrations Incorporated	194	12,988
Rudolph Technologies Incorporated †	231	5,521
Semtech Corporation †	470	17,954
Silicon Laboratories Incorporated †	290	21,692
Ultra Clean Holdings Incorporated †	241	5,504
Veeco Instruments Incorporated †	45	1,413
Xcerra Corporation †	516	5,010
Xperi Corporation	377	11,555
		283,465

Software : 2.99%
8x8 Incorporated †	710	9,692
A10 Networks Incorporated †	604	4,935
ACI Worldwide Incorporated †	879	20,094
American Software Incorporated Class A	479	5,144
Barracuda Networks Incorporated †	283	6,203
Bottomline Technologies de Incorporated †	286	7,153
BroadSoft Incorporated †	226	9,040
CommVault Systems Incorporated †	307	17,230
Ebix Incorporated	165	9,133
Gigamon Incorporated †	256	9,766
Globant SA †	180	7,049
Jive Software Incorporated †	948	5,001
MicroStrategy Incorporated Class A †	68	12,400
Model N Incorporated †	403	5,219
Monotype Imaging Holdings Incorporated	324	6,334
Paycom Software Incorporated †	351	22,969
Pegasystems Incorporated	268	15,665
Progress Software Corporation	321	9,373
PROS Holdings Incorporated †	211	6,303
Qad Incorporated Class A	166	5,403
Qualys Incorporated †	225	9,450
Rapid7 Incorporated †	280	5,141
Realpage Incorporated †	412	14,255
Ringcentral Incorporated Class A †	432	14,731
Varonis Systems Incorporated †	139	5,053
Vasco Data Security International Incorporated †	358	4,905
Verint Systems Incorporated †	466	19,153
Workiva Incorporated †	289	5,260
Zix Corporation †	859	4,956

17

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Software (continued)
Zynga Incorporated Class A †	5,746	$20,226
		297,236

Technology Hardware, Storage & Peripherals : 0.45%
Diebold Incorporated	539	14,257
Electronics For Imaging Incorporated †	334	15,838
Pure Storage Incorporated Class A †	538	6,962
Super Micro Computer Incorporated †	304	7,478
		44,535

Materials : 4.06%
Chemicals : 1.87%
Advansix Incorporated †	223	6,416
American Vanguard Corporation	289	4,870
Balchem Corporation	231	18,184
Calgon Carbon Corporation	398	5,592
Chase Corporation	59	6,225
Futurefuel Corporation	356	4,820
GCP Applied Technologies Incorporated †	538	16,194
Hawkins Incorporated	100	4,705
HB Fuller Company	309	15,682
Innophos Holdings Incorporated	143	6,047
Innospec Incorporated	176	11,264
KMG Chemicals Incorporated	89	4,978
Kooper Holdings Incorporated †	141	5,083
Kraton Performance Polymers Incorporated †	232	7,494
Kronos Worldwide Incorporated	255	4,677
Omnova Solutions Incorporated †	571	4,939
Quaker Chemical Corporation	92	12,824
Rayonier Advanced Materials	380	6,608
Stepan Company	150	12,693
Tredegar Corporation	332	5,246
Trinseo SA	327	21,075
		185,616

Construction Materials : 0.08%
US Concrete Incorporated †	121	7,998
Containers & Packaging : 0.39%
Greif Incorporated Class A	192	11,414
Multi Packaging Solutions International Limited †	278	5,004
Myers Industries Incorporated	301	5,087
Silgan Holdings Incorporated	528	16,796
		38,301

Metals & Mining : 1.00%
Cliffs Natural Resources Incorporated †	1,674	9,860
Coeur D’alene Mines Corporation †	1,478	13,716
Commercial Metals Company	916	16,580
Hecla Mining Company	3,117	17,892
Kaiser Aluminum Corporation	140	11,530
Materion Corporation	155	5,301
Schnitzer Steel Industry	261	5,037
Suncoke Energy Incorporated †	579	5,060
Worthington Industries Incorporated	349	14,648
		99,624

Paper & Forest Products : 0.72%
Boise Cascade Company †	309	8,328
Clearwater Paper Corporation †	135	6,257
Domtar Corporation	488	17,753

18

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Paper & Forest Products (continued)
Kapstone Paper & Packaging Corporation	673	$14,220
Neenah Paper Incorporated	119	9,282
PH Glatfelter Company	389	7,130
Schweitzer-Mauduit International Incorporated	240	8,947
		71,917

Real Estate : 8.83%
Equity REITs : 8.10%
Agree Realty Corporation	186	8,469
Alexander S Incorporated REIT	17	7,006
American Assets Trust Incorporated	264	10,309
Armada Hoffler Properties Incorporated	386	5,099
Ashford Hospitality Trust Incorporated	789	4,860
Bluerock Residential Growth REIT Incorporated	390	4,758
Brandywine Realty Trust	1,197	20,864
Care Capital Properties Incorporated	638	16,773
CareTrust REIT Incorporated	472	8,614
Catchmark Timber Trust Incorporated Class A	436	4,936
CBL & Associates Properties Incorporated	1,405	10,804
Cedar Shopping Centers Incorporated	1,028	5,130
Chatham Lodging Trust	317	6,292
Chesapeake Lodging Trust	472	10,880
Colony Starwood Homes	535	18,495
Community Healthcare Trust Class I	204	5,039
CoreCivic Incorporated	913	26,249
CorEnergy Infrastructure Trust Incorporated	138	4,855
CoreSite Realty Corporation	248	26,109
Corporate Office Properties Trust	652	21,992
DiamondRock Hospitality	1,519	16,846
Easterly Government Properties Incorporated	252	5,005
EastGroup Properties Incorporated	211	17,184
Felcor Lodging Trust Incorporated	1,063	7,622
First Potomac Realty Trust	574	6,280
Four Corners Property Trust Incorporated	444	10,931
Franklin Street Properties Corporation	908	10,215
Getty Realty Corporation	199	5,005
Gladstone Commercial Corporation	248	5,049
Global Net Lease Incorporated	502	11,315
Government Properties Income	547	11,815
Hersha Hospitality Trust	338	6,290
Independence Realty Trust Incorporated	555	5,334
InfraReit Incorporated	274	5,285
Investors Real Estate Trust	1,138	6,657
iStar Financial Incorporated †	559	6,769
Kite Realty Group Trust	728	13,082
Lexington Corporate Properties Trust	1,348	12,954
LTC Properties Incorporated	263	12,677
Mack-Cali Realty Corporation	603	16,046
Medequities Realty Trust Incorporated	420	4,906
MGM Growth Properties LLC Class A	427	12,020
Monmouth Real Estate Investment Corporation	505	7,373
Monogram Residential Trust Class I	1,165	11,219
National Storage Affiliates	331	8,027
New Senior Investment Group Incorporated	719	6,859
New York REIT Incorporated	1,106	9,501
Nexpoint Residential	200	4,832
One Liberty Properties Incorporated	221	4,928
Parkway Incorporated	343	6,839
Pebblebrook Hotel Trust	552	17,068
Potlatch Corporation	310	14,183
Preferred Apartment Communities Incorporated Series A	330	5,059
PS Business Parks Incorporated	128	16,164
QTS Realty Trust Incorporated Class A	292	15,248
Ramco-Gershenson Properties Trust	690	8,687
Retail Opportunity Investment Corporation	756	14,939
Rexford Industrial Realty Incorporated	475	12,944

19

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Equity REITs (continued)
Ryman Hospitality Properties Incorporated	324	$20,869
Sabra Health Care REIT Incorporated	504	11,809
Saul Centers Incorporated	125	7,163
Select Income REIT	464	11,071
Seritage Growth Property Class A	179	7,026
STAG Industrial Incorporated	536	14,461
Summit Hotel Properties Incorporated	652	11,671
Terreno Realty Corporation	323	10,556
The Geo Group Incorporated	850	25,449
Tier Incorporated	389	6,290
UMH Properties Incorporated	303	5,060
Universal Health Realty Income Trust	106	7,604
Urban Edge Properties	761	18,142
Urstadt Biddle Properties Incorporated	268	5,017
Washington Prime Group Incorporated	1,522	11,613
Washington Real Estate Investment Trust	473	15,283
Xenia Hotels & Resorts Incorporated	859	15,376
		805,150

Real Estate Management & Development : 0.73%
Alexander & Baldwin Incorporated	350	14,007
Forestar Real Estate Group Incorporated †	353	4,995
FRP Holdings Incorporated †	119	5,010
HFF Incorporated Class A	287	8,952
Kennedy Wilson Holdings Incorporated	762	14,935
Marcus & Millichap Incorporated †	208	5,029
RE/MAX Holdings Incorporated Class A	142	7,547
The RMR Group Incorporated Class A	104	5,106
The St. Joe Company †	426	7,519
		73,100

Telecommunication Services : 1.02%
Diversified Telecommunication Services : 0.75%
ATN International Incorporated	82	5,366
Cincinnati Bell Incorporated †	351	5,967
Cogent Communications Group Incorporated	287	11,308
Consolidated Communications Holdings Incorporated	372	7,410
Fairpoint Communications Incorporated †	353	5,083
General Communication Incorporated Class A †	174	6,436
Hawaiian Telcom Holdco Incorporated †	200	5,024
Iradium Communications Incorporated †	637	6,306
Lumos Networks Corporation †	281	5,036
Vonage Holdings Corporation †	1,482	10,241
Windstream Holdings Incorporated	1,486	6,316
		74,493

Wireless Telecommunication Services : 0.27%
Boingo Wireless Incorporated †	319	5,126
Shenandoah Telecommunications Company	358	10,973
Spok Holdings Incorporated	295	5,133
United States Cellular Corporation †	129	5,155
		26,387

Utilities : 2.45%
Electric Utilities : 0.85%
Avangrid Incorporated	390	17,718
El Paso Electric Company	287	15,498
MGE Energy Incorporated	275	17,903
Otter Tail Corporation	321	12,824

20

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Electric Utilities (continued)
PNM Resources Incorporated	538	$20,713
		84,656

Gas Utilities : 0.45%
Chesapeake Utilities Corporation	131	9,727
Northwest Natural Gas Company	222	13,598
South Jersey Industries Incorporated	597	21,737
		45,062

Independent Power & Renewable Electricity Producers : 0.36%
8point3 Energy Partners LP	379	5,170
NRG Yield Incorporated Class C	479	8,478
Ormat Technologies Incorporated	287	17,082
TerraForm Global Incorporated Class A †	1,042	5,106
		35,836

Multi-Utilities : 0.24%
Avista Corporation	422	18,078
Unitil Corporation	111	5,281
		23,359

Water Utilities : 0.55%
American States Water Company	282	12,913
Artesian Resources Corporation Class A	139	4,883
California Water Service Group	379	13,132
Connecticut Water Service Incorporated	99	5,253
Middlesex Water Company	158	5,581
SJW Corporation	152	7,302
York Water Company	156	5,164
		54,228

Total Common Stocks (Cost $9,992,969)		9,931,929

		Yield
Short-Term Investments : 0.09%
Investment Companies : 0.09%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71%	8,614	8,614

Total Short-Term Investments (Cost $8,614)				8,614

Total investments in securities (Cost $10,001,583)*	99.98%			9,940,543

Other assets and liabilities, net	0.02			2,467

Total net assets	100.00%			$9,943,010

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $10,001,583 and unrealized gains (losses) consists of:

Gross unrealized gains	$101,668
Gross unrealized losses	(162,708)
Net unrealized losses	$(61,040)

21

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Abbreviations:
Ambac	Ambac Financial Group Incorporated
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
plc	Public limited company
REIT	Real estate investment trust

22

Wells Fargo Factor Enhanced Small Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,451,260	$0	$0	$1,451,260
Consumer staples	366,083	0	0	366,083
Energy	240,006	0	0	240,006
Financials	2,049,543	0	0	2,049,543
Health care	1,108,620	0	0	1,108,620
Industrials	1,616,025	0	0	1,616,025
Information technology	1,474,665	0	0	1,474,665
Materials	403,456	0	0	403,456
Real estate	878,250	0	0	878,250
Telecommunication services	100,880	0	0	100,880
Utilities	243,141	0	0	243,141
Short-term investments
Investment companies	8,614	0	0	8,614

Total assets	$9,940,543	$0	$0	$9,940,543

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 81.67%
Consumer Discretionary : 17.78%
Auto Components : 1.86%
American Axle & Manufacturing Incorporated 144A	6.50%	4-1-2027	$300,000	$296,250
Goodyear Tire & Rubber Company	5.13	11-15-2023	300,000	315,750
ZF North America Capital Incorporated 144A	4.75	4-29-2025	300,000	315,285
				927,285

Diversified Consumer Services : 1.04%
APX Group Incorporated	7.88	12-1-2022	200,000	218,598
Hertz Corporation	6.75	4-15-2019	300,000	300,375
				518,973

Hotels, Restaurants & Leisure : 1.74%
Boyd Gaming Corporation	6.88	5-15-2023	200,000	216,500
International Game Technology plc 144A	5.63	2-15-2020	300,000	317,250
MGM Resorts International	8.63	2-1-2019	300,000	331,875
				865,625

Household Durables : 1.72%
Lennar Corporation	4.50	11-15-2019	400,000	414,500
PulteGroup Incorporated	4.25	3-1-2021	200,000	207,500
Standard Pacific Corporation	8.38	1-15-2021	200,000	235,570
				857,570

Internet & Direct Marketing Retail : 0.65%
Netflix Incorporated	5.38	2-1-2021	300,000	325,500

Leisure Products : 0.44%
Scientific Games Company	10.00	12-1-2022	200,000	217,750

Media : 8.19%
Altice US Finance I Corporation 144A	5.38	7-15-2023	200,000	208,750
AMC Networks Incorporated	5.00	4-1-2024	200,000	202,998
CCO Holdings LLC 144A	5.13	5-1-2027	300,000	306,938
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	500,000	502,500
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	209,464
CSC Holdings LLC 144A	10.13	1-15-2023	200,000	232,880
DISH DBS Corporation	5.88	7-15-2022	300,000	320,250
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	304,500
iHeartCommunications Incorporated	11.25	3-1-2021	200,000	149,000
Lamar Media Corporation	5.00	5-1-2023	200,000	208,500
Nielsen Finance LLC 144A	5.00	4-15-2022	200,000	205,750
Sinclair Television Group Company 144A	5.13	2-15-2027	200,000	194,500
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	400,000	410,000
TEGNA Incorporated	6.38	10-15-2023	300,000	317,625
Univision Communications Incorporated 144A	5.13	5-15-2023	300,000	303,000
				4,076,655

Multiline Retail : 1.07%
Claire’s Stores Incorporated 144A	9.00	3-15-2019	600,000	291,000
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	500,000	242,500
				533,500

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 0.67%
L Brands Incorporated	7.00%	5-1-2020	$300,000	$332,874

Textiles, Apparel & Luxury Goods : 0.40%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	200,000

Consumer Staples : 3.06%
Food & Staples Retailing : 1.01%
Albertsons LLC 144A	5.75	3-15-2025	300,000	298,500
Rite Aid Corporation	6.75	6-15-2021	200,000	202,250
				500,750

Food Products : 1.62%
JBS USA Finance Incorporated 144A	7.25	6-1-2021	200,000	200,500
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	205,000
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	403,000
				808,500

Household Products : 0.43%
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	212,520

Energy : 16.33%
Energy Equipment & Services : 2.98%
DCP Midstream Operating Company 144A	4.75	9-30-2021	300,000	304,500
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	241,875
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	400,000	220,000
SESI LLC	6.38	5-1-2019	300,000	295,500
Targa Resources Partners Company	5.25	5-1-2023	200,000	206,250
Tesoro Logistics LP	6.25	10-15-2022	200,000	213,875
				1,482,000

Oil, Gas & Consumable Fuels : 13.35%
Antero Resources Corporation	5.38	11-1-2021	200,000	205,750
Antero Resources Corporation	5.63	6-1-2023	200,000	205,500
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	200,000	205,500
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	194,500
Chesapeake Energy Corporation	6.63	8-15-2020	300,000	313,125
Concho Resources Incorporated	4.38	1-15-2025	200,000	204,000
CONSOL Energy Incorporated	8.00	4-1-2023	200,000	210,750
Continental Resources Incorporated	5.00	9-15-2022	400,000	400,500
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	207,374
DCP Midstream Operating Company	3.88	3-15-2023	200,000	195,750
Energy Transfer Equity LP	5.88	1-15-2024	200,000	213,500
Gulfport Energy Corporation 144A	6.00	10-15-2024	300,000	294,000
Newfield Exploration Company	5.75	1-30-2022	200,000	213,000
Oasis Petroleum Incorporated	6.88	3-15-2022	200,000	202,000
PBF Holding Company LLC	7.00	11-15-2023	200,000	200,500
Range Resources Corporation	4.88	5-15-2025	300,000	285,375
Rice Energy Incorporated	6.25	5-1-2022	200,000	207,500
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	200,000	213,000
Rowan Companies Incorporated	4.88	6-1-2022	300,000	284,625
Sanchez Energy Corporation	7.75	6-15-2021	300,000	283,500
SM Energy Corporation	5.63	6-1-2025	300,000	281,907
Southwestern Energy Company	4.10	3-15-2022	200,000	185,000
Sunoco LP / Sunoco Finance Corporation	6.38	4-1-2023	200,000	213,000
Tesoro Corporation	5.13	4-1-2024	200,000	210,000
Transocean Limited	6.50	11-15-2020	200,000	204,500
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	196,500
Williams Companies Incorporated	5.75	6-24-2044	400,000	417,248

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy Incorporated	6.00%	1-15-2022	$200,000	$202,000
				6,649,904

Financials : 6.88%
Banks : 0.64%
CIT Group Incorporated 144A	5.50	2-15-2019	300,000	316,500

Capital Markets : 0.42%
MSCI Incorporated 144A	5.25	11-15-2024	200,000	211,180

Consumer Finance : 2.89%
Ally Financial Incorporated	4.75	9-10-2018	500,000	515,000
Navient Corporation	5.00	10-26-2020	600,000	613,500
Springleaf Finance Corporation	6.00	6-1-2020	300,000	312,375
				1,440,875

Diversified Financial Services : 2.03%
Argos Merger Incorporated 144A	7.13	3-15-2023	300,000	279,750
CNH Industrial Capital LLC	3.38	7-15-2019	400,000	407,500
GLP Capital LP/GLP Financing II Incorporated	5.38	4-15-2026	300,000	324,750
				1,012,000

Insurance : 0.90%
Genworth Holdings Incorporated	6.50	6-15-2034	300,000	238,500
HUB International Limited 144A	7.88	10-1-2021	200,000	209,000
				447,500

Health Care : 6.13%
Health Care Equipment & Supplies : 0.95%
Crimson Incorporated 144A	6.63	5-15-2022	300,000	286,500
DJO Finco Incorporated 144A	8.13	6-15-2021	200,000	187,500
				474,000

Health Care Providers & Services : 5.18%
Centene Corporation	6.13	2-15-2024	200,000	217,312
Community Health Systems Incorporated	6.25	3-31-2023	300,000	309,975
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	300,000	305,250
HCA Incorporated	3.75	3-15-2019	300,000	306,375
HealthSouth Corporation	5.75	9-15-2025	300,000	312,000
Kindred Healthcare Incorporated	6.38	4-15-2022	300,000	292,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	320,610
Tenet Healthcare Corporation	5.50	3-1-2019	500,000	512,500
				2,576,522

Industrials : 7.76%
Aerospace & Defense : 2.17%
Alcoa Incorporated	6.75	1-15-2028	500,000	561,915
KLX Incorporated 144A	5.88	12-1-2022	200,000	210,750
TransDigm Group Incorporated	5.50	10-15-2020	300,000	307,404
				1,080,069

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Air Freight & Logistics : 0.42%
XPO Logistics Incorporated 144A	6.13%	9-1-2023	$200,000	$211,000

Building Products : 0.43%
Standard Industries Incorporated 144A	5.50	2-15-2023	200,000	211,500

Commercial Services & Supplies : 1.84%
ADT Corporation	3.50	7-15-2022	200,000	195,500
BWAY Holding Company 144A	7.25	4-15-2025	300,000	305,250
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	200,000	215,249
RR Donnelley & Sons Company	6.50	11-15-2023	200,000	202,100
				918,099

Construction & Engineering : 1.24%
AECOM Company 144A	5.13	3-15-2027	300,000	298,875
United Rentals North America Incorporated	5.50	7-15-2025	300,000	316,200
				615,075

Machinery : 1.04%
BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	313,500
Gates Global LLC 144A	6.00	7-15-2022	200,000	203,760
				517,260

Trading Companies & Distributors : 0.62%
Aircastle Limited	4.63	12-15-2018	300,000	310,500

Information Technology : 5.24%
Electronic Equipment, Instruments & Components : 0.41%
CDW LLC/CDW Finance Corporation	5.00	9-1-2023	200,000	206,500

Internet Software & Services : 1.07%
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	320,250
Zayo Group LLC	6.00	4-1-2023	200,000	211,500
				531,750

IT Services : 0.65%
First Data Corporation 144A	7.00	12-1-2023	300,000	323,250

Semiconductors & Semiconductor Equipment : 0.63%
Micron Technology Incorporated	5.50	2-1-2025	300,000	312,939

Software : 0.83%
BMC Software Finance Incorporated 144A	8.13	7-15-2021	200,000	204,260
Symantec Corporation 144A	5.00	4-15-2025	200,000	207,500
				411,760

Technology Hardware, Storage & Peripherals : 1.65%
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	200,000	211,375
EMC Corporation	2.65	6-1-2020	300,000	295,811
Harland Clarke Holdings Corporation 144A	8.38	8-15-2022	300,000	317,250
				824,436

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 4.70%
Chemicals : 1.10%
CF Industries Incorporated	7.13	5-1-2020	300,000	$331,500
Chemicals (continued)
Chemours Company	6.63%	5-15-2023	$200,000	213,478
				544,978

Containers & Packaging : 1.32%
Ball Corporation	5.25	7-1-2025	200,000	217,300
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	218,500
Sealed Air Corporation 144A	6.50	12-1-2020	200,000	223,000
				658,800

Metals & Mining : 2.28%
Aleris International Incorporated	7.88	11-1-2020	300,000	295,410
Freeport-McMoRan Incorporated 144A	6.75	2-1-2022	400,000	414,000
Steel Dynamics Incorporated	5.25	4-15-2023	200,000	206,750
United States Steel Corporation 144A	8.38	7-1-2021	200,000	220,500
				1,136,660

Real Estate : 3.73%
Equity REITs : 2.69%
Equinix Incorporated	5.38	4-1-2023	300,000	314,160
Iron Mountain Incorporated	5.75	8-15-2024	300,000	307,875
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	300,000
SBA Communications Corporation	4.88	7-15-2022	200,000	206,750
Uniti Group Incorporated/CSL Capital LLC	8.25	10-15-2023	200,000	210,500
				1,339,285

Real Estate Management & Development : 1.04%
Icahn Enterprises Company	6.00	8-1-2020	200,000	205,250
Icahn Enterprises Company	6.75	2-1-2024	300,000	313,125
				518,375

Telecommunication Services : 6.39%
Diversified Telecommunication Services : 3.98%
CenturyLink Incorporated	7.60	9-15-2039	600,000	566,250
Embarq Corporation	8.00	6-1-2036	200,000	203,125
Frontier Communications Corporation	8.75	4-15-2022	300,000	280,875
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	340,500
Level 3 Financing Incorporated	5.63	2-1-2023	300,000	313,125
Windstream Services LLC	7.50	6-1-2022	300,000	277,500
				1,981,375

Wireless Telecommunication Services : 2.41%
Sprint Capital Corporation	6.90	5-1-2019	200,000	215,500
Sprint Communications Incorporated 144A	9.00	11-15-2018	400,000	439,000
Sprint Corporation	7.25	9-15-2021	200,000	227,062
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	319,110
				1,200,672

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 3.67%
Electric Utilities : 0.60%
Talen Energy Supply LLC Company	6.50%	6-1-2025	$400,000	$299,000

Gas Utilities : 0.99%
AmeriGas Partners LP/AmeriGas Finance Corporation	5.50	5-20-2025	300,000	303,750
NGL Energy Partners LP 144A	6.13	3-1-2025	200,000	189,976
				493,726

Independent Power & Renewable Electricity Producers : 2.08%
Calpine Corporation 144A	6.00	1-15-2022	300,000	312,375
Dynegy Incorporated	6.75	11-1-2019	300,000	308,625
The AES Corporation	5.50	3-15-2024	400,000	415,000
				1,036,000

Total Corporate Bonds and Notes (Cost $40,855,106)				40,670,992

Yankee Corporate Bonds and Notes : 16.27%
Consumer Discretionary : 2.53%
Automobiles : 0.82%
Fiat Chrysler Automobiles NV	4.50	4-15-2020	200,000	204,250
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	200,000	204,350
				408,600

Media : 1.71%
Altice SA 144A	7.63	2-15-2025	200,000	218,250
Societe Francaise du Radiotelephone Group SA 144A	6.25	5-15-2024	400,000	420,000
Videotron Limited	5.00	7-15-2022	200,000	213,000
				851,250

Energy : 2.90%
Energy Equipment & Services : 1.16%
Ensco plc	4.70	3-15-2021	200,000	202,000
Noble Holding International Limited	8.70	4-1-2045	200,000	168,000
Precision Drilling Corporation 144A	7.75	12-15-2023	200,000	206,500
				576,500

Oil, Gas & Consumable Fuels : 1.74%
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	293,250
Tullow Oil plc 144A	6.25	4-15-2022	400,000	375,000
Weatherford International Limited	5.13	9-15-2020	200,000	200,500
				868,750

Financials : 1.21%
Diversified Financial Services : 1.21%
Deutsche Bank AG ±	4.30	5-24-2028	400,000	394,368
New Red Finance Incorporated 144A	4.63	1-15-2022	200,000	205,600
				599,968

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments —- May 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Health Care : 1.29%
Pharmaceuticals : 1.29%
Mallinckrodt plc 144A		4.88%	4-15-2020	$300,000	$300,000
Valeant Pharmaceuticals International Incorporated 144A		5.63	12-1-2021	400,000	343,750
					643,750

Industrials : 1.47%
Aerospace & Defense : 0.40%
Bombardier Incorporated 144A		6.13	1-15-2023	200,000	200,625

Commercial Services & Supplies : 0.42%
Park Aerospace Holdings Company 144A		5.25	8-15-2022	200,000	209,875

Electrical Equipment : 0.65%
Sensata Technologies BV 144A		5.63	11-1-2024	300,000	322,875

Information Technology : 0.42%
Software : 0.42%
Open Text Corporation 144A		5.63	1-15-2023	200,000	210,250

Materials : 3.05%
Containers & Packaging : 0.66%
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	300,000	327,375

Metals & Mining : 2.39%
Anglo American Capital plc 144A		4.75	4-10-2027	300,000	309,750
ArcelorMittal SA		7.25	3-1-2041	400,000	442,000
First Quantum Minerals Limited 144A		7.25	5-15-2022	200,000	206,000
Teck Resources Limited Company 144A		8.50	6-1-2024	200,000	231,750
					1,189,500

Telecommunication Services : 3.40%
Diversified Telecommunication Services : 1.93%
Intelsat Jackson Holdings SA		5.50	8-1-2023	400,000	330,000
Telecom Italia Capital SA		7.18	6-18-2019	300,000	329,808
Wind Acquisition Finance SA 144A		4.75	7-15-2020	300,000	304,173
					963,981

Wireless Telecommunication Services : 1.47%
Altice Financing SA 144A		6.63	2-15-2023	300,000	319,200
Inmarsat Finance plc 144A		4.88	5-15-2022	200,000	204,500
SoftBank Group Corporation 144A		4.50	4-15-2020	200,000	207,770
					731,470

Total Yankee Corporate Bonds and Notes (Cost $8,150,719)					8,104,769

		Yield		Shares
Short-Term Investments : 0.50%
Investment Companies : 0.50%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71		247,871	247,871

Total Short-Term Investments (Cost $247,871)					247,871

					Value
Total investments in securities (Cost $49,253,696)*	98.44%				$49,023,632
Other assets and liabilities, net	1.56				777,291

Total net assets	100.00%				$49,800,923

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $49,253,696 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,206
Gross unrealized losses	(269,270)

Net unrealized losses	$(230,064)

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

8

Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$40,670,992	$0	$40,670,992
Yankee corporate bonds and notes	0	8,104,769	0	8,104,769
Short term investments
Investment companies	247,871	0	0	247,871

Total assets	$247,871	$48,775,761	$0	$49,023,632

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 77.35%
Consumer Discretionary : 9.48%
Automobiles : 0.63%
Toyota Motor Credit Corporation	2.63%	1-10-2023	$310,000	$313,438

Hotels, Restaurants & Leisure : 0.72%
Mcdonald S Corp Sr Unsecured	3.25	6-10-2024	350,000	360,823

Household Durables : 0.75%
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	376,709

Internet & Direct Marketing Retail : 0.55%
Amazon.com Incorporated	2.50	11-29-2022	270,000	272,591

Leisure Products : 0.79%
Unilever Capital Corporation	3.10	7-30-2025	390,000	397,277

Media : 4.26%
21st Century Fox America Incorporated	6.65	11-15-2037	180,000	231,206
CBS Corporation	5.75	4-15-2020	320,000	351,252
Charter Communications Incorporated	6.38	10-23-2035	170,000	199,857
Comcast Corporation	2.35	1-15-2027	210,000	197,634
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	210,285
Time Warner Cable Incorporated	6.63	5-15-2029	280,000	351,454
Viacom Incorporated	4.25	9-1-2023	180,000	188,187
Walt Disney Company	4.38	8-16-2041	370,000	397,852
				2,127,727

Multiline Retail : 0.54%
Target Corporation	2.50	4-15-2026	280,000	268,151

Specialty Retail : 1.24%
Home Depot Incorporated	3.50	9-15-2056	260,000	233,899
Lowe’s Companies Incorporated	4.63	4-15-2020	360,000	383,601
				617,500

Consumer Staples : 6.15%
Beverages : 1.46%
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	160,000	159,731
Coca Cola Company	1.38	5-30-2019	210,000	209,402
Molson Coors Brewing Company	2.10	7-15-2021	260,000	256,413
PepsiCo Incorporated	3.60	8-13-2042	110,000	105,333
				730,879

Food & Staples Retailing : 2.21%
CVS Health Corporation	2.13	6-1-2021	260,000	257,837
The Kroger Company	7.50	4-1-2031	290,000	395,124
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	229,816
Walgreens Boots Alliance Incorporated	2.60	6-1-2021	220,000	221,761
				1,104,538

Food Products : 0.35%
Kraft Heinz Foods Company	2.80	7-2-2020	170,000	172,876

Household Products : 0.44%
The Procter & Gamble Company	3.10	8-15-2023	210,000	219,288

Tobacco : 1.69%
Altria Group Incorporated	4.75	5-5-2021	240,000	262,545
Philip Morris International Incorporated	3.88	8-21-2042	240,000	230,952

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo U.S. Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Reynolds American Incorporated	6.88%	5-1-2020	$310,000	$350,069
				843,566

Energy : 7.98%
Energy Equipment & Services : 0.50%
Halliburton Company	7.45	9-15-2039	180,000	250,017

Oil, Gas & Consumable Fuels : 7.48%
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	190,209
Apache Corporation	4.25	1-15-2044	330,000	314,317
Chevron Corporation	2.10	5-16-2021	260,000	259,901
ConocoPhillips Company	5.90	5-15-2038	210,000	256,850
Devon Energy Corporation	7.95	4-15-2032	270,000	358,612
Energy Transfer Partners LP	9.00	4-15-2019	280,000	314,709
Enterprise Products Operating LLC	4.45	2-15-2043	180,000	180,544
Exxon Mobil Corporation	1.71	3-1-2019	210,000	210,681
Kinder Morgan Energy Partners Company	2.65	2-1-2019	250,000	252,654
MPLX LP	5.20	3-1-2047	220,000	227,675
Occidental Petroleum Corporation	3.00	2-15-2027	370,000	365,690
Plains All American Pipeline LP	8.75	5-1-2019	310,000	347,444
Sabine Pass Liquefaction LLC 144A	4.20	3-15-2028	270,000	273,386
Williams Partners LP	3.60	3-15-2022	180,000	185,267
				3,737,939

Financials : 18.27%
Banks : 6.14%
Bank of America Corporation	4.25	10-22-2026	280,000	289,420
BB&T Corporation	2.05	5-10-2021	210,000	209,566
Citigroup Incorporated	3.88	3-26-2025	300,000	303,335
Commonwealth Bank Australia (New York)	2.30	9-6-2019	250,000	251,823
Discover Bank	4.20	8-8-2023	310,000	326,738
Fifth Third Bancorp	2.88	7-27-2020	190,000	194,212
Fifth Third Bank	2.25	6-14-2021	200,000	200,493
JPMorgan Chase & Company ±	4.26	2-22-2048	240,000	247,393
Key Bank National Association	3.18	10-15-2027	250,000	254,898
National Australia Bank (New York)	1.38	7-12-2019	340,000	335,940
PNC Bank NA	2.70	11-1-2022	270,000	271,190
US Bancorp NA	2.38	7-22-2026	190,000	180,478
				3,065,486

Capital Markets : 2.30%
Bank Of New York Mellon	2.30	9-11-2019	270,000	272,587
Goldman Sachs Group Incorporated	3.63	1-22-2023	270,000	279,584
Morgan Stanley	5.63	9-23-2019	250,000	269,315
State Street Corporation	3.10	5-15-2023	320,000	326,902
				1,148,388

Consumer Finance : 3.12%
American Express Credit Company	2.25	5-5-2021	230,000	230,162
American Honda Finance Corporation	2.00	2-14-2020	360,000	361,419
Capital One Financial Corporation	3.75	3-9-2027	330,000	330,745
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	260,961
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	196,037
General Motors Financial Company Incorporated	3.70	5-9-2023	180,000	181,267
				1,560,591

Diversified Financial Services : 2.22%
General Electric Capital Corporation	4.38	9-16-2020	200,000	215,058
International Lease Finance Corporation	5.88	4-1-2019	260,000	276,909
John Deere Capital Corporation	1.95	1-8-2019	260,000	261,506

2

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corporation	8.00%	3-1-2032	$240,000	$355,093
				1,108,566

Insurance : 3.14%
ACE INA Holdings Company	2.70	3-13-2023	280,000	281,458
American International Group Incorporated	4.50	7-16-2044	340,000	346,882
MetLife Incorporated Senior Subordinated	6.40	12-15-2066	280,000	319,446
MetlLfe Incorporated Junior Subordinated	3.05	12-15-2022	190,000	196,679
Prudential Financial Incorporated	5.10	8-15-2043	370,000	426,340
				1,570,805

REITs : 1.35%
CBL & Associates Limited Properties Incorporated	5.95	12-15-2026	200,000	199,346
HCP Incorporated	6.75	2-1-2041	50,000	64,136
Simon Property Group LP	3.30	1-15-2026	410,000	411,482
				674,964

Health Care : 9.78%
Biotechnology : 2.20%
AbbVie Incorporated	2.90	11-6-2022	200,000	201,582
Amgen Incorporated	4.95	10-1-2041	320,000	344,252
Celgene Corporation	4.63	5-15-2044	240,000	245,378
Gilead Sciences Incorporated	4.00	9-1-2036	310,000	305,814
				1,097,026

Health Care Equipment & Supplies : 1.89%
Abbott Laboratories	2.35	11-22-2019	220,000	221,345
Becton Dickinson & Company	2.68	12-15-2019	230,000	232,805
Medtronic Incorporated	2.50	3-15-2020	220,000	223,830
Stryker Corporation	3.50	3-15-2026	260,000	266,379
				944,359

Health Care Providers & Services : 2.48%
Aetna Incorporated	2.75	11-15-2022	440,000	443,310
Express Scripts Holding Company	4.80	7-15-2046	210,000	208,622
UnitedHealth Group Incorporated	1.70	2-15-2019	360,000	360,211
UnitedHealth Group Incorporated	3.95	10-15-2042	170,000	171,719
WellPoint Incorporated	4.65	8-15-2044	50,000	53,178
				1,237,040

Life Sciences Tools & Services : 0.40%
Thermo Fisher Scientific Sr Unsecured	3.00	4-15-2023	200,000	202,682

Pharmaceuticals : 2.81%
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	140,000	188,036
Johnson & Johnson Company	3.38	12-5-2023	300,000	318,699
Merck & Company Incorporated	2.35	2-10-2022	250,000	252,858
Mylan NV Company	3.15	6-15-2021	280,000	285,272
Novartis Capital Corporation	1.80	2-14-2020	180,000	180,467
Pfizer Incorporated	4.00	12-15-2036	170,000	177,197
				1,402,529

Industrials : 6.92%
Aerospace & Defense : 1.77%
Boeing Company	4.88	2-15-2020	330,000	356,676
Lockheed Martin Corporation	2.50	11-23-2020	260,000	264,194

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo U.S. Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
United Technologies Corporated	3.75%	11-1-2046	$270,000	$263,224
				884,094

Air Freight & Logistics : 1.18%
Fedex Corp Company	3.90	2-1-2035	370,000	364,258
United Parcel Service Incorporated	5.13	4-1-2019	210,000	222,994
				587,252

Airlines : 0.60%
American Airlines Incorporated	3.38	11-1-2028	298,295	297,549

Industrial Conglomerates : 0.44%
Honeywell International Incorporated	2.50	11-1-2026	230,000	221,776

Road & Rail : 2.93%
Burlington Northern Santa Fe LLC	4.40	3-15-2042	270,000	290,071
CSX Corporation	4.40	3-1-2043	390,000	408,012
Norfolk Southern Corporation	2.90	6-15-2026	50,000	49,263
Norfolk Southern Corporation	6.00	5-23-2111	360,000	439,427
Union Pacific Corporation	3.80	10-1-2051	290,000	279,631
				1,466,404

Information Technology : 6.91%
Communications Equipment : 1.11%
Cisco Systems Incorporated	2.95	2-28-2026	340,000	341,670
Qualcomm Incorporated	4.80	5-20-2045	200,000	214,178
				555,848

IT Services : 2.31%
Fidelity National Information Services Incorporated	2.25	8-15-2021	425,000	422,392
IBM Corporation	3.38	8-1-2023	210,000	219,405
Visa Incorporated	3.15	12-14-2025	220,000	224,935
Xerox Corporation	6.75	12-15-2039	270,000	288,106
				1,154,838

Semiconductors & Semiconductor Equipment : 0.95%
Broadcom Corporation 144A	2.38	1-15-2020	260,000	260,479
Intel Corporation	2.60	5-19-2026	220,000	213,908
				474,387

Software : 1.19%
Microsoft Corporation	4.50	2-6-2057	250,000	269,668
Oracle Corporation	3.25	5-15-2030	320,000	324,109
				593,777

Technology Hardware, Storage & Peripherals : 1.35%
Apple Incorporated	1.70	2-22-2019	220,000	220,845
EMC Corporation 144A	3.48	6-1-2019	220,000	225,203
HP Enterprise Company	3.60	10-15-2020	220,000	228,758
				674,806

Materials : 2.14%
Chemicals : 1.64%
Dow Chemical Company	4.38	11-15-2042	190,000	194,774
E.I. du Pont de Nemours & Company	2.80	2-15-2023	210,000	211,276

4

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Sherwin Williams Company	3.45%	8-1-2025	$400,000	$409,704
				815,754

Containers & Packaging : 0.50%
International Paper Company	3.00	2-15-2027	260,000	250,806

Real Estate : 3.84%
Equity REITs : 3.84%
American Tower Corporation	3.50	1-31-2023	190,000	195,625
Boston Properties LP	5.63	11-15-2020	380,000	418,775
Crown Castle International Corporation	4.88	4-15-2022	330,000	361,499
HCP Incorporated	4.20	3-1-2024	400,000	416,387
Ventas Realty LP	2.70	4-1-2020	520,000	525,748
				1,918,034

Telecommunication Services : 0.89%
Diversified Telecommunication Services : 0.89%
AT&T Incorporated	4.50	5-15-2035	230,000	222,557
Verizon Communications Incorporated	3.85	11-1-2042	260,000	223,743
				446,300

Utilities : 4.99%
Electric Utilities : 2.88%
Consolidated Edison Company	6.20	6-15-2036	200,000	258,215
Florida Power & Light Company	4.13	2-1-2042	350,000	369,864
Oglethorpe Power Corporation	5.25	9-1-2050	240,000	256,999
Public Service Electric Company	2.25	9-15-2026	0	0
Southern California Edison Company	3.88	6-1-2021	260,000	276,277
Virginia Electric & Power Company	4.00	11-15-2046	270,000	275,709
				1,437,064

Gas Utilities : 1.04%
Pacific Gas & Electric Company	5.40	1-15-2040	310,000	379,321
Sempra Energy	6.00	10-15-2039	110,000	138,015
				517,336

Independent Power & Renewable Electricity Producers : 0.49%
Southern Power Company	5.25	7-15-2043	230,000	246,467

Multi-Utilities : 0.58%
Dominion Resources Incorporated	2.75	9-15-2022	290,000	292,123

Total Corporate Bonds and Notes (Cost $38,698,680)				38,640,370

Yankee Corporate Bonds and Notes : 21.01%
Energy : 2.09%
Oil, Gas & Consumable Fuels : 2.09%
BP Capital Markets plc	2.50	11-6-2022	210,000	209,523
Canadian National Resources Limited	6.75	2-1-2039	110,000	135,385
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	267,900
Total Capital International SA	2.70	1-25-2023	140,000	141,790
TransCanada PipeLines Limited	2.50	8-1-2022	290,000	290,553
				1,045,151

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo U.S. Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Financials : 12.32%
Banks : 10.13%
Bank Of Montreal Sr Unsecured	1.90%	8-27-2021	$270,000	$266,282
Bank of Nova Scotia	2.80	7-21-2021	370,000	377,490
Barclays plc	4.38	1-12-2026	300,000	312,902
BNP Paribas	3.25	3-3-2023	300,000	309,038
BPCE SA	2.75	12-2-2021	330,000	332,377
Cooperatieve Rabobank U.A. of Netherlands	3.75	7-21-2026	280,000	281,436
Credit Suisse Group Funding (Guernsey) Limited	3.45	4-16-2021	250,000	256,535
HSBC Holdings plc	6.10	1-14-2042	280,000	362,282
Lloyds Banking Group plc Subordinated	4.58	12-10-2025	250,000	262,066
Mitsubishi Ufj Fin Grp Sr Unsecured	2.19	9-13-2021	360,000	355,284
Royal Bank Of Canada Sr Unsecured	2.15	3-6-2020	300,000	300,949
Royal Bank of Scotland Group plc	3.88	9-12-2023	200,000	202,800
Santander Uk plc Sr Unsecured	2.35	9-10-2019	240,000	241,740
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	250,000	251,135
Sumitomo Mitsui Financial Group	3.01	10-19-2026	130,000	128,228
Svenska Handelsbanken Ab Sr Unsecured	2.50	1-25-2019	260,000	262,837
Toronto Dominion Bank	2.50	12-14-2020	260,000	263,499
Westpac Banking Corp Sr Unsecured	2.15	3-6-2020	290,000	290,934
				5,057,814

Capital Markets : 0.70%
Deutsche Bank AG Sr Unsecured	3.13	1-13-2021	350,000	351,560

Diversified Financial Services : 1.49%
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	214,751
GE Capital International Funding Company	2.34	11-15-2020	300,000	303,013
Shell International Finance BV	2.88	5-10-2026	230,000	228,116
				745,880

Health Care : 1.87%
Pharmaceuticals : 1.87%
Allergan Funding Company	2.45	6-15-2019	310,000	312,420
AstraZeneca plc	6.45	9-15-2037	180,000	241,747
Shire plc ADR	1.90	9-23-2019	190,000	189,293
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	190,000	188,440
				931,900

Industrials : 0.42%
Trading Companies & Distributors : 0.42%
AerCap Ireland Capital Limited	4.50	5-15-2021	200,000	212,345

Information Technology : 0.51%
Internet Software & Services : 0.51%
Alibaba Group Holding Company	3.13	11-28-2021	250,000	254,836

Materials : 1.49%
Chemicals : 0.42%
LyondellBasell Industries NV	5.00	4-15-2019	200,000	209,611

Metals & Mining : 1.07%
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	120,000	140,001
Vale Overseas Limited	8.25	1-17-2034	330,000	396,231
				536,232

6

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Telecommunication Services : 2.31%
Diversified Telecommunication Services : 0.98%
Orange SA		9.00%	3-1-2031	$180,000	$274,192
Telefonica Emisiones SAU		5.13	4-27-2020	200,000	216,361
					490,553

Wireless Telecommunication Services : 1.33%
America Movil SAB de CV		3.13	7-16-2022	220,000	224,382
Rogers Communications Incorporated		5.00	3-15-2044	220,000	245,111
Vodafone Group plc		2.95	2-19-2023	190,000	191,617
					661,110

Total Yankee Corporate Bonds and Notes (Cost $10,507,141)					10,496,992

Short-Term Investments : 1.51%
		Yield		Shares
Investment Companies : 1.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71		752,653	752,653

Total Short-Term Investments (Cost $752,653)					752,653

Total investments in securities (Cost $49,958,474)*	99.87%				49,890,015
Other assets and liabilities, net	0.13				65,253

Total net assets	100.00%				$49,955,268

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $49,958,474 and unrealized gains (losses) consists of:

Gross unrealized gains	$32,942
Gross unrealized losses	(101,401)

Net unrealized (losses)	$(68,459)

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

7

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio (the “Fund”)

Notes to Portfolio of investments – May 31, 2017

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and Notes	$0	$38,640,370	$0	$38,640,370
Yankee corporate bonds		10,496,992		10,496,992
Short-term investments
Investment companies	752,653	0	0	752,653

Total assets	$752,653	$49,137,362	$0	$49,890,015

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Agency Securities : 2.12%
FHLB		2.63%	12-10-2021	$65,000	$66,989
FNMA ¤		0.00	10-9-2019	105,000	100,677
FNMA		1.38	10-7-2021	45,000	44,279
Total Agency Securities (Cost $212,202)					211,945

U.S. Treasury Securities : 95.85%
TIPS		0.13	4-15-2019	535,827	539,356
TIPS		0.13	4-15-2020	546,551	551,290
TIPS		0.13	1-15-2022	490,099	494,004
TIPS		0.13	7-15-2022	498,271	503,214
TIPS		0.13	1-15-2023	427,761	428,429
TIPS		0.13	7-15-2026	462,771	453,303
TIPS		0.38	7-15-2025	493,464	496,477
TIPS		0.63	1-15-2024	491,080	504,162
TIPS		0.63	1-15-2026	461,709	471,631
TIPS		1.13	1-15-2021	445,792	467,226
U.S. Treasury Bond		6.88	8-15-2025	20,000	27,229
U.S. Treasury Note		1.00	5-15-2018	270,000	269,431
U.S. Treasury Note		1.00	5-31-2018	210,000	209,541
U.S. Treasury Note		1.38	3-31-2020	275,000	274,678
U.S. Treasury Note		1.38	4-30-2020	275,000	274,495
U.S. Treasury Note		1.50	5-31-2020	275,000	275,354
U.S. Treasury Note		1.63	8-31-2019	275,000	276,891
U.S. Treasury Note		1.63	6-30-2020	275,000	276,214
U.S. Treasury Note		1.75	9-30-2019	275,000	277,653
U.S. Treasury Note		2.00	2-15-2023	285,000	286,904
U.S. Treasury Note		2.25	2-15-2027	225,000	225,642
U.S. Treasury Note		2.38	8-15-2024	295,000	301,534
U.S. Treasury Note		2.50	8-15-2023	275,000	284,013
U.S. Treasury Note		2.50	5-15-2024	285,000	293,906
U.S. Treasury Note		2.63	11-15-2020	275,000	284,872
U.S. Treasury Note		2.75	11-15-2023	285,000	298,638
U.S. Treasury Note		3.50	5-15-2020	245,000	259,547
U.S. Treasury Note		3.63	2-15-2020	270,000	285,936
Total U.S. Treasury Securities (Cost $9,584,859)					9,591,570

		Yield		Shares
Short-Term Investments : 1.82%
Investment Companies : 1.82%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71		181,998	181,998

Total Short-Term Investments (Cost $181,998)					181,998

Total investments in securities (Cost $9,979,059)*	99.79%				9,985,513
Other assets and liabilities, net	0.21				20,814

Total net assets	100.00%				$10,006,327

¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $9,979,059 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,703
Gross unrealized losses	(1,249)

Net unrealized gains	$6,454

Abbreviations:

FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
TIPS	Treasury inflation-protected securities

1

Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$211,945	$0	$211,945
U.S. Treasury securities	9,591,570	0	0	9,591,570
Short-term investments
Investment companies	181,998	0	0	181,998

Total assets	$9,773,568	$211,945	$0	$9,985,513

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 100.17%

Real Estate : 100.17%

Equity REITs : 100.17%
Acadia Realty Trust	115	$3,122
Alexandria Real Estate Equities Incorporated	126	14,702
American Assets Trust Incorporated	55	2,148
American Campus Communities Incorporated	184	8,733
American Homes 4 Rent Class A	316	7,101
Apartment Investment & Management Company Class A	217	9,314
Apple Hospitality REIT Incorporated	292	5,466
Ashford Hospitality Trust Incorporated	118	727
AvalonBay Communities Incorporated	189	36,144
Boston Properties Incorporated	213	25,841
Brandywine Realty Trust	239	4,166
Brixmor Property Group Incorporated	429	7,739
Camden Property Trust	117	9,747
Care Capital Properties Incorporated	116	3,050
CBL & Associates Properties Incorporated	234	1,799
Chatham Lodging Trust	50	993
Chesapeake Lodging Trust	78	1,798
Colony NorthStar Incorporated Class A	751	10,612
Colony Starwood Homes	136	4,702
Columbia Property Trust Incorporated	167	3,607
CoreCivic Incorporated	158	4,543
Corporate Office Properties Trust	137	4,621
Cousins Properties Incorporated	576	4,931
CubeSmart REIT	251	6,265
DCT Industrial Trust Incorporated	126	6,641
DDR Corporation	430	3,689
DiamondRock Hospitality	266	2,950
Digital Realty Trust Incorporated	222	26,238
Douglas Emmett Incorporated	205	7,782
Duke Realty Corporation	494	14,163
DuPont Fabros Technology Incorporated	109	5,955
Easterly Government Properties Incorporated	50	993
EastGroup Properties Incorporated	45	3,665
Education Realty Trust Incorporated	101	3,869
Empire State Realty Trust Incorporated	215	4,472
Equity Commonwealth †	171	5,322
Equity Lifestyle Properties Incorporated	111	9,368
Equity Residential	500	32,545
Essex Property Trust Incorporated	90	23,123
Extra Space Storage Incorporated	170	13,170
Federal Realty Investment Trust	100	12,274
Felcor Lodging Trust Incorporated	162	1,162
First Industrial Realty Trust Incorporated	159	4,592
Forest City Realty Trust Incorporated	326	7,423
Gaming and Leisure Properties Incorporated	272	9,985
GGP Incorporated	891	19,851
Government Properties Income	96	2,074
HCP Incorporated	655	20,528
Healthcare Realty Trust Incorporated	156	5,189
Healthcare Trust of America Incorporated Class A	197	6,046
Hersha Hospitality Trust	54	1,005
Highwoods Properties Incorporated	139	7,006
Hospitality Properties Trust	222	6,420
Host Hotels & Resorts Incorporated	991	17,828
Hudson Pacific Properties Incorporated	216	7,076
Invitation Homes Incorporated	116	2,496
Iron Mountain Incorporated	341	11,908
Kilroy Realty Corporation	135	9,885
Kimco Realty Corporation	587	10,296
Kite Realty Group Trust	116	2,085
Lamar Advertising Company Class A	113	7,911
LaSalle Hotel Properties	150	4,268
Liberty Property Trust	203	8,341
Life Storage Incorporated	64	4,794

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo U.S. REIT Portfolio

Security name			Shares	Value

Equity REITs (continued)
LTC Properties Incorporated			54	$2,603
Mack-Cali Realty Corporation			113	3,007
Mid-America Apartment Communities Incorporated			155	15,801
Monogram Residential Trust Class I			226	2,176
National Health Investors Incorporated			53	4,003
National Storage Affiliates			59	1,431
New York REIT Incorporated			226	1,941
Outfront Media Incorporated			188	4,296
Paramount Group Incorporated			262	4,040
Park Hotels & Resorts Incorporated			172	4,427
Parkway Incorporated			57	1,137
Pebblebrook Hotel Trust			96	2,968
Pennsylvania Real Estate Investment Trust			95	1,017
Piedmont Office Realty Trust Incorporated Class A			202	4,280
Prologis Incorporated			726	40,322
PS Business Parks Incorporated			27	3,410
Public Storage Incorporated			206	44,362
Quality Care Properties Incorporated †			129	2,183
Ramco-Gershenson Properties Trust			107	1,347
Regency Centers Corporation			212	12,902
Retail Opportunity Investment Corporation			152	3,004
Rexford Industrial Realty Incorporated			91	2,480
RLJ Lodging Trust			176	3,582
Ryman Hospitality Properties Incorporated			59	3,800
SBA Communications Corporation †			165	22,800
Senior Housing Properties Trust			331	6,997
Seritage Growth Property Class A			28	1,099
Simon Property Group Incorporated			437	67,399
SL Green Realty Corporation			140	14,144
STAG Industrial Incorporated			112	3,022
Summit Hotel Properties Incorporated			125	2,238
Sun Communities Incorporated			91	7,839
Sunstone Hotel Investors Incorporated			296	4,621
Tanger Factory Outlet Centers Incorporated			129	3,362
Taubman Centers Incorporated			81	4,953
Terreno Realty Corporation			63	2,059
The Geo Group Incorporated			108	3,234
The Macerich Company			195	11,195
UDR Incorporated			366	14,131
Uniti Group Incorporated			223	5,577
Urban Edge Properties			132	3,147
Ventas Incorporated			497	33,046
Vornado Realty Trust			242	22,312
Washington Prime Group Incorporated			260	1,984
Washington REIT			102	3,296
Weingarten Realty Investors			167	5,025
Welltower Incorporated			508	36,850
Xenia Hotels & Resorts Incorporated			144	2,578
Total Common Stocks (Cost $999,546)				989,686

		Yield
Short-Term Investments : 0.04%
Investment Companies : 0.04%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71%	454	454

Total Short-Term Investments (Cost $454)				454

Total investments in securities (Cost $1,000,000)*	100.21%			990,140
Other assets and liabilities, net	(0.21)			(2,101)

Total net assets	100.00%			$988,039

2

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — May 31, 2017 (unaudited)

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,000,000 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,338
Gross unrealized losses	(12,198)

Net unrealized losses	$(9,860)

Abbreviations:
REIT	Real estate investment trust
SBA	Small Business Authority

3

Wells Fargo U.S. REIT Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees Portfolio The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Real estate	$989,686	$0	$0	$989,686
Short-term investments
Investment companies	454	0	0	454

Total assets	$990,140	$0	$0	$990,140

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	July 26, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	July 26, 2017